                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
              (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 Third Avenue, New York, NY 10017
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2016

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT October 31, 2016 (unaudited)

VANECK VECTORSTM
MUNICIPAL INCOME ETFs

AMT-Free 6-8 Year Municipal Index ETF	ITMS

AMT-Free 12-17 Year Municipal Index ETF	ITML

AMT-Free Intermediate Municipal Index ETF	ITM®

AMT-Free Long Municipal Index ETF	MLN®

AMT-Free Short Municipal Index ETF	SMB®

CEF Municipal Income ETF	XMPT®

High-Yield Municipal Index ETF	HYD®

Pre-Refunded Municipal Index ETF	PRB®

Short High-Yield Municipal Index ETF	SHYD®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETFs and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETFs are as of October 31, 2016, and are subject to change.

VANECK VECTORS MUNICIPAL INCOME ETFs

(unaudited)

Dear Shareholder,

Municipal bonds have had a solid six months. We believe that during this period they provided a haven from volatility in the general stock market and remain an attractive option in the current low interest rate environment. The municipal bond (“muni”) market however is not a monolith. There are a diverse set of potential opportunities for investors to tailor yield and duration characteristics according to their needs.

With this in mind, we launched two new additions to our investment grade municipal bond ETFs in September. The VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF (BATS: ITMS) and the VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF (BATS: ITML) essentially “parse” the comprehensive exposure provided by VanEck Vectors AMT-Free Intermediate Municipal Index ETF (NYSE Arca: ITM), which tracks an index of bonds with nominal maturities of 6 to 17 years.

Historically, the intermediate portion of the yield curve has been a “sweet spot” in munis. It has offered one of the greatest potentials to gain returns from rising prices as bonds move toward maturity, also known as rolling down the yield curve. ITML and ITMS provide targeted ways for investors potentially to capture that opportunity in a more refined way.

Source: VanEck. Data as of October 31, 2016. For illustrative purposes only. Historical information is not indicative of future results; current data may differ from data quoted. The 30-Day SEC Yield is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. Taxable equivalent yields (TEY) are used by investors to compare yields on taxable and tax-exempt securities after accounting for federal income taxes. TEY represents the yield a taxable bond investment would have to earn in order to match, after deducting federal income taxes, the yield available on a tax-exempt municipal bond investment. TEY = Tax-Free Municipal Bond Yield/(1-Tax Rate). Effective Duration measures a bond’s sensitivity to interest rate changes that reflects the change in a bond’s price given a change in yield. This duration measure is appropriate for bonds with embedded call features.

We encourage you to stay in touch with us through the videos, emails, and subscriptions available on our website (vaneck.com).

1

VANECK VECTORS MUNICIPAL INCOME ETFs

(unaudited) (continued)

You may, in particular, be interested in subscribing to Muni Nation®, our blog on the municipal bond market written by Jim Colby, senior municipal strategist and portfolio manager responsible for VanEck Vectors municipal bond investments. Should you have any questions, please contact us at 800.826.2333 or visit vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. On the following pages, you will find the performance record of each of the funds that has been in existence for the entire six-month period ending October 31, 2016. You will also find their financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

November 28, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

2

Management Discussion (unaudited)

Market Review

During the six-month period ended October 31, 2016, the municipal bond market (munis) continued to experience inflows. Continuing to build on their positive performances in the twelve months prior to April 30, 2016, and supported by the persisting low interest rate environment, all the VanEck Vectors Municipal Income ETFs, except for VanEck Vectors CEF Municipal Income ETF (NYSE Arca: XMPT) and VanEck Vectors AMT-Free Short Municipal Index ETF (NYSE Arca: SMB), performed positively for the six-month period under review.

Note: Neither VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF (BATS: ITMS) nor VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF (BATS: ITML) are included above as they were launched on September 19, 2016.

Source: VanEck. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Investment returns and ETF share values will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. ETF returns assume that dividends and capital gains distributions have been reinvested in the Fund at NAV. Current performance may be lower or higher than performance data quoted.

VanEck Vectors AMT-Free Short Municipal Index ETF/ VanEck Vectors Pre-Refunded Municipal Index ETF

Among short munis, the leasing and transportation sectors contributed most to the total return of the AMT-Free Short Municipal Index ETF. Two sectors, industrial development revenue/pollution control revenue (IDR/PCR) and state general obligation, detracted the most from performance. In terms of state/U.S. territory, New Jersey contributed the most to the total return of the Fund, while Ohio detracted by far the most from performance.

Munis from California contributed the most to the total return of the Pre-Refunded Municipal Index ETF. When grouped by state/U.S. territory, only munis from Virginia detracted from performance, and only minimally.

VanEck Vectors AMT-Free Intermediate Municipal Index ETF

Munis from New Jersey and Illinois contributed the most to the total return of the Fund. When grouped by state/U.S. territory, 18 detracted from performance, each one minimally. The sector with the second largest average weightings in the index, local general obligations, was the largest contributor to the Fund’s performance. The special tax sector detracted the most from performance.

VanEck Vectors AMT-Free Long Municipal Index ETF

All sectors except one, insured, contributed positively to the Fund’s total return, with the hospital sector being by far the greatest contributor. Municipal bonds issued by California and Illinois contributed by far the most to performance. Grouped by state/U.S. territory, municipal bonds issued by Utah and Michigan were the greatest detractors from performance, but even then only minimally.

3

VANECK VECTORS MUNICIPAL INCOME ETFs

(unaudited) (continued)

VanEck Vectors Short High-Yield Municipal Index ETF/ VanEck Vectors High-Yield Municipal Index ETF

While the local general obligation and hospital sectors contributed most to performance, the IDR/PCR sector was by far the largest detractor from performance. Grouped by state/U.S. territory, Illinois was the greatest contributor to the Short High-Yield Municipal Index ETF’s total return, while munis from Ohio and the Virgin Islands detracted the most from performance.

In the High-Yield Municipal Index ETF, the IDR/PCR and local general obligation sectors contributed by far the most to total return. The housing, prerefunded, and state general obligation sectors were the only three to detract from performance. When grouped by State/U.S. territory, munis from Illinois, California, and Puerto Rico made the greatest contribution to performance and those from the Virgin Islands detracted the most from performance.

VanEck Vectors CEF Municipal Income ETF

Over the six months under review, the average discount at which municipal closed-end funds (CEFs) traded first narrowed from approximately -2.81% at the beginning of the period to -1.31% on August 3, 2016. Thereafter, however, it widened to -6.60% by the end of the period. Since many municipal CEFs use leverage—and short-term rates increased during the period under review—the cost of leverage also rose. This was detrimental to the municipal closed-end fund market and the Fund returned a disappointing -2.94% for the six-month period.

4

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	BVE6TR2
Life* (cumulative)	(0.60)%	(0.80)%	(0.50)%
* since 9/19/2016

Commencement date for the VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF was 9/19/16.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (9/19/16) to the first day of secondary market trading in shares of the Fund (9/20/16), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays AMT-Free 6-8 Year Intermediate Continuous Municipal Index (BVE6TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 6 to 8 years. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

BVE6TR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

5

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	BVELTR[2]
Life* (cumulative)	(1.56)%	(1.56)%	(1.50)%
* since 9/19/2016

Commencement date for the VanEck Vectors AMT-Free 12-17 Year Municipal Index ETF was 9/19/16.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (9/19/16) to the first day of secondary market trading in shares of the Fund (9/20/16), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays AMT-Free 12-17 Year Intermediate Continuous Municipal Index (BVELTR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated date within the last five years and have an effective maturity of 12 to 17 years. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

BVELTR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

6

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	LMT2TR2
Six Months	0.36%	0.45%	0.24%
One Year	4.89%	4.81%	5.07%
Five Year	4.36%	4.37%	5.04%
Life* (annualized)	4.77%	4.77%	5.53%
Life* (cumulative)	51.50%	51.42%	61.51%
* since 12/4/07

Commencement date for the VanEck Vectors AMT-Free Intermediate Municipal Index ETF was 12/4/07.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least six years but less than seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

LMT2TR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

7

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	LMT3TR2
Six Months	0.66%	1.26%	0.88%
One Year	6.95%	7.12%	7.16%
Five Year	5.71%	5.68%	6.46%
Life* (annualized)	4.41%	4.40%	5.73%
Life* (cumulative)	46.32%	46.30%	63.61%
* since 1/2/08

Commencement date for the VanEck Vectors AMT-Free Long Municipal Index ETF was 1/2/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is comprised of bonds that must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least seventeen years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

LMT3TR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

8

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	LMT1TR2
Six Months	0.15%	(0.02)%	0.06%
One Year	1.47%	0.84%	1.30%
Five Year	1.36%	1.39%	2.00%
Life* (annualized)	2.51%	2.49%	3.08%
Life* (cumulative)	24.08%	23.88%	30.12%
* since 2/22/08

Commencement date for the VanEck Vectors AMT-Free Short Municipal Index ETF was 2/22/08.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.20%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market and be rated Baa3/BBB- or higher by at least two of the following ratings agencies if all three agencies rate the security: Moody’s, S&P, and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be at least Baa3/BBB-. Included bonds must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date within the last five years, and must be at least one year but less than six years from their maturity date. Remarketed issues, taxable municipal bonds, AMT municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

LMT1TR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

9

VANECK VECTORS CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	CEFMXTR[2]
Six Months	(3.30)%	(2.94)%	(2.75)%
One Year	7.60%	7.92%	8.36%
Five Year	6.52%	6.67%	7.15%
Life* (annualized)	7.01%	7.09%	7.51%
Life* (cumulative)	43.21%	43.78%	46.86%
* since 7/12/11

Commencement date for the VanEck Vectors CEF Municipal Income ETF was 7/12/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.47% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is composed of closed-end funds listed in the United States that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.

CEFMXTR is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

10

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	LMEHTR[2]
Six Months	1.96%	2.19%	2.35%
One Year	6.92%	7.13%	7.90%
Five Year	6.47%	6.65%	7.69%
Life* (annualized)	8.69%	8.69%	9.91%
Life* (cumulative)	90.48%	90.50%	107.72%
* since 2/4/09

Commencement date for the VanEck Vectors High-Yield Municipal Index ETF was 2/4/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays Municipal Custom High Yield Composite Index (LMEHTR) is made up of a 25%/75% blend of investment grade triple-B and non-investment grade munis, and draws 75% of its holdings from bonds issued as part of transaction sizes of $100 million or more. To be included in the Index, bonds must have an outstanding par value of at least $3 million for non-investment grade and $7 million for investment grade; 25% of index in investment-grade triple-B bonds issued as part of transaction sizes of at least $100 million in value; 50% of index in non-investment grade bonds issued as part of transaction of at least $100 million; 25% of index in non-investment grade bonds issued as part of transaction of $20-$100 million in size; fixed rate; nominal maturity of greater than one year; dated-date after 12/31/1990.

LMEHTR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

11

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	LMPETR[2]
Six Months	(0.18)%	0.14%	0.04%
One Year	1.03%	0.62%	0.63%
Five Year	0.78%	0.73%	1.11%
Life* (annualized)	1.09%	1.13%	1.57%
Life* (cumulative)	8.79%	9.12%	12.79%
* since 2/2/09

Commencement date for the VanEck Vectors Pre-Refunded Municipal Index ETF was 2/2/09.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.24%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays Municipal Pre-Refunded—Treasury-Escrowed Index (LMPETR) is comprised of pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury. Bonds must have an explicit or implicit credit rating of AAA; outstanding par value of at least $7 million; issued as part of transaction of at least $75 million in value; fixed rate coupon and denominated in U.S. dollars. Taxable municipal bonds, floating rate bonds, derivatives, and remarketed issues are excluded from the Index.

LMPETR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

12

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	BMHYTR[2]
Six Months	0.69%	0.65%	1.40%
One Year	3.51%	2.43%	4.06%
Life* (annualized)	3.16%	3.06%	5.40%
Life* (cumulative)	9.09%	8.78%	15.85%
* since 1/13/14

Commencement date for the VanEck Vectors Short High-Yield Municipal Index ETF was 1/13/14.

1	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/13/14) to the first day of secondary market trading in shares of the Fund (1/14/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Annual Fund Operating Expenses 0.35%

The Investment Management Agreement between VanEck Vectors ETF Trust and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Bloomberg Barclays Municipal High Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax.

BMHYTR is published by Bloomberg Finance L.P. and its affiliates (the “Index Provider” or “Bloomberg”). The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

13

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2016 to October 31, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period*
AMT-Free 6-8 Year Municipal Index ETF ***
Actual	$1,000.00	$992.00	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free 12-17 Year Municipal Index ETF ***
Actual	$1,000.00	$984.40	0.24%	$1.20
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Intermediate Municipal Index ETF
Actual	$1,000.00	$1,004.50	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$1,012.60	0.24%	$1.22
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$999.80	0.20%	$1.01
Hypothetical**	$1,000.00	$1,024.20	0.20%	$1.02
CEF Municipal Income ETF
Actual	$1,000.00	$970.60	0.40%	$1.99
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,021.90	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
14

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period*
Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,001.40	0.24%	$1.21
Hypothetical**	$1,000.00	$1,024.00	0.24%	$1.22
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,006.50	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.44	0.35%	$1.79
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2016) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
***	Expenses are equal to the Fund’s annualized expense ratio (for the period from September 19, 2016 (commencement of operations) to October 31, 2016), multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.
15

VANECK VECTORS AMT-FREE 6-8 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 94.4%
Arizona: 3.6%
$150,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 12/01/21 (c)	$178,485
California: 18.7%
	State of California (GO)
150,000	5.00%, 08/01/23	183,553
100,000	5.00%, 08/01/24	124,012
250,000	5.00%, 09/01/24	310,430
250,000	5.00%, 09/01/24	310,430
		928,425
Florida: 3.7%
150,000	Miami-Dade County Expressway Authority (RB) 5.00%, 07/01/24	183,963
Georgia: 3.7%
150,000	State of Georgia (GO) 5.00%, 01/01/23	182,955
Illinois: 3.4%
150,000	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 5.00%, 06/15/22 (c)	168,363
Indiana: 1.8%
75,000	Indiana Municipal Power Agency (RB) 5.00%, 01/01/24	91,563
Kansas: 4.4%
180,000	State of Kansas Department of Transportation (RB) 5.00%, 09/01/22 (c)	217,822
Massachusetts: 5.0%
	Massachusetts Development Finance Agency (RB)
100,000	5.00%, 07/15/23	123,305
100,000	5.00%, 08/15/24	123,223
		246,528
Minnesota: 6.2%
250,000	State of Minnesota (GO) 5.00%, 08/01/23	307,725
Missouri: 1.9%
75,000	Missouri State Environmental Improvement & Energy Resources Authority (RB) 5.00%, 01/01/24	92,816
Nevada: 3.1%
125,000	Clark County School District (GO) 5.00%, 06/15/24	153,249
Principal
Amount		Value

New Jersey: 10.2%
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
$100,000	5.00%, 03/01/23	$111,934
250,000	5.00%, 03/01/23 (c)	280,295
100,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB) 5.00%, 06/15/23	112,302
		504,531
New York: 7.8%
	City of New York NY (GO)
150,000	5.00%, 08/01/23	182,371
90,000	5.00%, 08/01/24	110,876
75,000	New York State Environmental Facilities Corp. (RB) 5.00%, 03/15/24	93,301
		386,548
North Carolina: 1.8%
75,000	State of North Carolina (GO) 5.00%, 06/01/23	92,280
Pennsylvania: 6.7%
	Pennsylvania Higher Educational Facilities Authority (RB)
150,000	5.00%, 10/01/22	181,098
125,000	5.00%, 06/15/24	152,158
		333,256
Texas: 2.5%
100,000	City of Austin TX Water & Wastewater System Revenue (RB) 5.00%, 11/15/23	123,129
Virginia: 4.9%
	County of Loudoun VA (GO) (SAW)
100,000	5.00%, 12/01/22 (c)	121,619
100,000	5.00%, 12/01/23	124,329
		245,948
Washington: 5.0%
50,000	City of Seattle WA Drainage & Wastewater Revenue (RB) 5.00%, 03/01/22 (c)	59,351
150,000	County of King WA (GO) 5.00%, 07/01/24	187,120
		246,471
Total Municipal Bonds: 94.4% (Cost: $4,715,607)		4,684,057
Other assets less liabilities: 5.6%		278,582
NET ASSETS: 100.0%		$4,962,639

See Notes to Financial Statements

16

GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector
(unaudited)	% of Investments	Value
Education	14.5%	$680,797
Health Care	2.6	123,223
Leasing	6.0	280,295
Local	18.8	879,564
Power	5.7	270,048
Special Tax	3.6	168,363
State	32.3	1,511,385
Transportation	8.6	401,785
Water & Sewer	7.9	368,597
	100.0%	$4,684,057

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$ —	$4,684,057	$—	$4,684,057

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE 12-17 YEAR MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.9%
$75,000	Water Works Board of the City of Birmingham, Series A (RB) 5.00%, 01/01/27 (c)	$92,564
California: 15.9%
225,000	California Health Facilities Financing Authority, Sutter Health, Series D (RB) 5.25%, 08/15/21 (c)	263,007
100,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	120,190
110,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 4.00%, 05/15/25 (c)	120,833
250,000	State of California Various Purpose (GO) 4.00%, 09/01/26 (c)	278,567
		782,597
Colorado: 1.7%
75,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 02/01/21 (c)	83,382
Connecticut: 1.8%
75,000	University of Connecticut, Series A (RB) 5.00%, 03/15/26 (c)	89,670
District of Columbia: 4.2%
100,000	District of Columbia Washington D.C., Income Tax Secured Revenue Bonds, Series G (RB) 5.00%, 12/01/21 (c)	117,585
75,000	District of Columbia Washington D.C., Series A (GO) 5.00%, 06/01/26 (c)	91,023
		208,608
Florida: 6.2%
100,000	City of Port St. Lucie, Utility System Revenue (RB) 5.00%, 09/01/26 (c)	123,032
75,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	90,075
75,000	Miami-Dade County, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	91,338
		304,445
Hawaii: 5.5%
225,000	State of Hawaii, Series O (GO) 5.00%, 08/01/24 (c)	272,659
Illinois: 1.8%
75,000	State of Illinois Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	90,439
Indiana: 1.8%
75,000	Indiana Finance Authority First Lien Wastewater Utility. Series A (RB) 5.00%, 10/01/24 (c)	90,291
Principal
Amount		Value

Louisiana: 1.9%
$75,000	State of Louisiana, Series D (GO) 5.00%, 09/01/26 (c)	$90,592
Massachusetts: 2.1%
100,000	Commonwealth of Massachusetts Consolidated Loan, Series D (GO) 3.00%, 09/01/25 (c)	101,317
Michigan: 3.3%
	Board of Governors of Wayne State University, Series A (RB)
75,000	5.00%, 05/15/26 (c)	89,622
60,000	5.00%, 05/15/26 (c)	72,202
		161,824
Missouri: 1.8%
75,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	88,822
Nebraska: 1.8%
75,000	Nebraska Public Power District (RB) 5.00%, 01/01/26 (c)	89,318
New Jersey: 2.4%
100,000	State of New Jersey Various Purpose (GO) 5.00%, 06/01/25 (c)	117,337
New York: 12.9%
100,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	120,156
75,000	New York Convention Center Development Corp., Hotel Unit Fee Secured (RB) 5.00%, 11/15/25 (c)	90,010
75,000	New York State Thruway Authority General Revenue Junior Indebtedness Obligations, Series A (RB) 5.00%, 01/01/26 (c)	89,722
100,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/26 (c)	122,349
175,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	213,656
		635,893
Pennsylvania: 6.0%
250,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	296,357
South Carolina: 5.5%
225,000	Charleston Educational Excellence Finance Corp., Installment Purchase Revenue Refunding Bonds, Series B (RB) 5.00%, 12/01/23 (c)	268,355

See Notes to Financial Statements

18

Principal
Amount		Value

Texas: 13.3%
$75,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	$87,261
150,000	Cities of Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	170,593
75,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	92,044
250,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	306,360
		656,258
Principal
Amount		Value

Utah: 1.7%
$75,000	Utah Transit Authority Subordinated Sales Tax Revenue (RB) 4.00%, 06/15/26 (c)	$83,409
Washington: 4.9%
200,000	State of Washington Various Purpose, Series R (GO) 5.00%, 01/01/25 (c)	240,130
Total Municipal Bonds: 98.4% (Cost: $4,938,502)		4,844,267
Other assets less liabilities: 1.6%		77,980
NET ASSETS: 100.0%		$4,922,247

GO	General Obligation
RB	Revenue Bond
(c)	Callable Security—the redemption date shown is when the security may be redeemed by the issuer

Summary of Investments By Sector
(unaudited)	% of Investments	Value
Education	5.2%	$251,494
Health Care	7.1	346,389
Leasing	9.9	480,526
Local	12.6	608,635
Power	8.1	391,796
Special Tax	12.9	623,982
State	24.6	1,191,625
Transportation	7.2	347,576
Water & Sewer	12.4	602,244
	100.0%	$4,844,267

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$ —	$4,844,267	$—	$4,844,267

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 0.8%
	Alabama Federal Aid Highway Finance Authority (RB)
$100,000	5.00%, 09/01/22 (c)	$116,963
1,500,000	5.00%, 09/01/24 (c)	1,810,035
	Alabama Public School and College Authority, Series B (RB)
500,000	5.00%, 07/01/24 (c)	613,610
2,395,000	5.00%, 07/01/24 (c)	2,970,135
1,890,000	5.00%, 07/01/24 (c)	2,348,476
500,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, Series A (RB) 3.00%, 02/01/26 (c)	493,785
2,000,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/31	2,409,140
640,000	Shelby County Board of Education, Capital Outlay School Warrants (RB) 4.25%, 02/01/21 (c)	697,485
900,000	State of Alabama, Series A (GO) 5.00%, 08/01/23	1,105,857
750,000	Water Works Board of the City of Birmingham, Series A (RB) 5.00%, 01/01/27 (c)	925,642
		13,491,128
Alaska: 0.2%
110,000	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB) 5.25%, 09/01/25 (c)	136,882
	State of Alaska, Series B (GO)
500,000	5.00%, 02/01/23 (c)	602,610
1,525,000	5.00%, 08/01/25 (c)	1,814,826
		2,554,318
Arizona: 1.9%
2,240,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,463,283
320,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/22 (c)	372,077
955,000	Arizona Department of Transportation State Highway Fund Revenue (RB) 5.00%, 07/01/22 (c)	1,130,615
	Arizona Sports and Tourism Authority, Series A (RB)
215,000	5.00%, 07/01/22 (c)	238,289
1,000,000	5.00%, 07/01/22 (c)	1,116,620
1,310,000	5.00%, 07/01/22 (c)	1,470,802
85,000	Arizona State Transportation Board, Subordinated Highway Revenue, Series A (RB) 5.00%, 07/01/22 (c)	101,750
Principal
Amount		Value

Arizona: (continued)
	Arizona Transportation Board, Highway Revenue, Series A (RB)
$1,000,000	4.00%, 07/01/22 (c)	$1,112,190
1,200,000	5.00%, 07/01/21 (c)	1,406,688
680,000	5.00%, 07/01/21 (c)	797,463
1,275,000	5.00%, 07/01/22 (c)	1,503,403
100,000	5.00%, 07/01/22 (c)	120,129
170,000	5.00%, 07/01/22 (c)	202,378
	Arizona Transportation Board, Maricopa County Regional Area (RB)
225,000	5.00%, 07/01/23	276,179
105,000	5.00%, 07/01/24 (c)	129,619
60,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/22 (c)	72,781
165,000	Board of Regents University of Arizona (RB) 5.00%, 06/01/26 (c)	200,566
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	923,400
	City of Glendale, Municipal Property Corp., Series C (RB)
520,000	5.00%, 01/01/18 (c)	541,908
1,290,000	5.00%, 01/01/18 (c)	1,349,714
	City of Mesa, Arizona (RB)
1,165,000	3.25%, 07/01/24 (c)	1,201,709
740,000	3.25%, 07/01/24 (c)	770,066
625,000	4.00%, 07/01/24 (c)	712,888
250,000	City of Mesa, Utility System Revenue (RB) 5.00%, 07/01/26 (c)	308,658
	City of Phoenix Civic Improvement Corp. (RB)
1,250,000	4.00%, 07/01/24 (c)	1,409,687
950,000	5.00%, 07/01/21 (c)	1,104,717
1,820,000	5.00%, 07/01/24 (c)	2,268,921
100,000	5.00%, 07/01/24 (c)	119,795
1,500,000	City of Phoenix, Arizona (GO) 4.00%, 07/01/24 (c)	1,745,640
1,045,000	City of Phoenix, Series A (GO) 4.00%, 07/01/22 (c)	1,167,589
80,000	City of Scottsdale (GO) 3.00%, 07/01/23	88,059
350,000	Maricopa County Industrial Development Authority (RB) 5.00%, 01/01/29	433,150
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
660,000	5.00%, 12/01/21 (c)	783,182
300,000	5.00%, 12/01/21 (c)	356,970
2,365,000	5.00%, 12/01/21 (c)	2,787,247
275,000	5.00%, 06/01/22 (c)	326,637
		31,114,769
Arkansas: 0.4%
770,000	City of Little Rock, Arkansas Sewer Revenue (RB) 4.70%, 04/01/25 (c)	903,510

See Notes to Financial Statements

20

Principal
Amount		Value

Arkansas: (continued)
$220,000	City of Rogers, Arkansas (RB) 4.00%, 11/01/21 (c)	$233,814
	State of Arkansas, Federal Highway Grant Anticipation (GO)
2,685,000	4.00%, 10/01/23 (c)	3,108,800
125,000	5.00%, 10/01/23	153,988
1,425,000	5.00%, 10/01/24 (c)	1,776,462
		6,176,574
California: 15.8%
	Alameda County, California Joint Powers Authority, Series A (RB)
25,000	5.25%, 12/01/23 (c)	31,102
1,880,000	5.25%, 12/01/23 (c)	2,345,996
	Bay Area Toll Authority, Series F-1 (RB)
800,000	5.00%, 04/01/22 (c)	955,096
190,000	5.00%, 04/01/22 (c)	227,825
50,000	5.00%, 04/01/22 (c)	60,129
1,270,000	Bay Area Water Supply and Conservation Agency, Series A (RB) 5.00%, 04/01/23 (c)	1,538,122
	California Department of Water Resources, Central Valley Project Water System (RB)
2,315,000	5.00%, 12/01/24 (c)	2,863,701
50,000	5.00%, 12/01/24 (c)	62,920
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	843,240
3,320,000	4.00%, 06/01/26 (c)	3,753,858
1,175,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 5.00%, 03/01/23 (c)	1,404,325
100,000	California Health Facilities Financing Authority, Children’s Hospital Los Angeles, Series A (RB) 5.00%, 11/15/22 (c)	115,128
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
1,000,000	5.00%, 10/01/24 (c)	1,216,850
1,000,000	5.00%, 10/01/26 (c)	1,216,280
25,000	California Health Facilities Financing Authority, St. Joseph Health System, Series A (RB) 5.00%, 07/01/23 (c)	29,983
395,000	California Health Facilities Financing Authority, Sutter Health, Series D (RB) 5.25%, 08/15/21 (c)	461,723
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
2,750,000	5.00%, 04/01/26 (c)	3,465,247
500,000	5.00%, 04/01/26 (c)	634,965
150,000	California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project (RB) 5.00%, 02/01/23 (c)	176,964
Principal
Amount		Value

California: (continued)
	California State Department of Veterans Affairs, Series A (RB)
$50,000	3.15%, 06/01/21 (c)	$53,694
585,000	3.50%, 06/01/21 (c)	627,974
150,000	3.88%, 06/01/21 (c)	162,825
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
100,000	4.00%, 09/01/24 (c)	112,264
75,000	5.00%, 09/01/24 (c)	92,757
500,000	5.00%, 09/01/24 (c)	622,100
50,000	5.00%, 09/01/24 (c)	61,591
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
210,000	4.00%, 06/01/22 (c)	237,269
950,000	5.00%, 06/01/22 (c)	1,127,830
75,000	5.25%, 10/01/24 (c)	92,690
675,000	5.25%, 10/01/24 (c)	853,375
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
225,000	5.00%, 09/01/24 (c)	279,945
1,000,000	5.00%, 09/01/24	1,231,000
595,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series F (RB) 5.25%, 09/01/23 (c)	733,195
	California State Public Works Board, Department of Corrections and Rehabilitation, Series G (RB)
1,655,000	5.00%, 09/01/23 (c)	1,987,903
425,000	5.00%, 09/01/23 (c)	516,571
280,000	5.00%, 09/01/23	339,522
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
250,000	3.00%, 12/01/25 (c)	258,858
625,000	3.25%, 12/01/25 (c)	645,369
120,000	3.38%, 12/01/25 (c)	124,228
	California State Public Works Board, Department of General Services, Series F (RB)
1,530,000	5.00%, 05/01/24	1,874,219
180,000	5.00%, 05/01/25	223,103
	California State Public Works Board, Department of State Hospitals, Series E (RB)
1,500,000	5.00%, 06/01/23 (c)	1,788,270
410,000	5.00%, 06/01/23 (c)	488,236
2,020,000	5.00%, 06/01/23 (c)	2,415,112
350,000	5.00%, 06/01/23 (c)	423,042
50,000	5.00%, 06/01/23 (c)	60,124
	California State Public Works Board, Judicial Council of California, Series A (RB)
55,000	4.00%, 03/01/23 (c)	59,833
210,000	5.00%, 03/01/23	252,242
350,000	5.00%, 03/01/23 (c)	418,775

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
	California State Public Works Board, Judicial Council of California, Series B (RB)
$185,000	5.00%, 10/01/24 (c)	$224,514
1,000,000	5.00%, 10/01/24 (c)	1,234,130
950,000	5.00%, 10/01/24	1,170,846
	California State Public Works Board, Judicial Council of California, Series D (RB)
165,000	5.00%, 12/01/21 (c)	193,839
50,000	5.25%, 12/01/21 (c)	59,892
125,000	California State Public Works Board, UCLA Replacement Hospitals, Series F (RB) 5.00%, 10/01/22	151,549
	California State Public Works Board, Various Capital Projects, Series A (RB)
100,000	5.00%, 10/01/21 (c)	117,183
705,000	5.00%, 04/01/22 (c)	839,648
500,000	5.00%, 04/01/22 (c)	591,475
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,223,160
	California State Public Works Board, Various Capital Projects, Series G (RB)
1,250,000	5.00%, 11/01/22 (c)	1,473,212
125,000	5.00%, 11/01/22 (c)	151,509
	California State Public Works Board, Various Capital Projects, Series I (RB)
150,000	4.00%, 11/01/23 (c)	169,074
1,750,000	5.00%, 11/01/23	2,128,035
90,000	5.00%, 11/01/23 (c)	109,442
70,000	5.25%, 11/01/23 (c)	87,316
420,000	California State School Facilities (GO) 5.00%, 11/01/23 (c)	509,804
2,000,000	California State University (RB) 5.00%, 05/01/26 (c)	2,479,400
500,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	534,470
	California State, Various Purpose (GO)
515,000	3.50%, 02/01/22 (c)	552,204
1,090,000	5.00%, 04/01/18 (c)	1,153,623
515,000	5.00%, 04/01/18 (c)	543,562
965,000	5.00%, 09/01/18 (c)	1,037,471
1,250,000	5.00%, 09/01/18 (c)	1,344,350
100,000	5.00%, 02/01/22 (c)	118,307
500,000	5.00%, 04/01/22 (c)	594,920
1,000,000	5.00%, 09/01/22 (c)	1,203,880
355,000	5.00%, 10/01/22	428,151
425,000	5.00%, 10/01/22	512,576
995,000	5.00%, 12/01/22	1,204,288
1,400,000	5.00%, 09/01/23 (c)	1,702,652
850,000	5.00%, 09/01/23 (c)	1,043,604
1,475,000	5.00%, 09/01/23	1,807,745
755,000	5.00%, 09/01/23 (c)	925,320
480,000	California Statewide Communities Development Authority, Enloe Medical Center (RB) 3.00%, 02/15/26 (c)	485,434
Principal
Amount		Value

California: (continued)
$500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	$578,715
	Chabot-Las Positas Community College District (GO)
60,000	4.00%, 08/01/23	70,132
250,000	5.00%, 08/01/23 (c)	307,905
500,000	5.00%, 08/01/23 (c)	605,770
	City and County of San Francisco, Series A (GO)
250,000	4.00%, 06/15/22 (c)	284,120
130,000	5.00%, 06/15/22 (c)	157,461
	City and County of San Francisco, Series R1 (GO)
710,000	5.00%, 12/15/21 (c)	848,173
85,000	5.00%, 12/15/21 (c)	101,635
240,000	City of Bakersfield, California Wastewater Revenue, Series A (RB) 5.00%, 09/15/20 (c)	273,475
500,000	City of Los Angeles Department of Water and Power, Series A (RB) 5.00%, 01/01/23 (c)	604,900
400,000	City of Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/23 (c)	490,416
600,000	City of Los Angeles, California Wastewater System Revenue, Series A (RB) 5.00%, 06/01/23 (c)	732,324
50,000	City of Los Angeles, Wastewater System Revenue, Series C (RB) 5.00%, 06/01/22 (c)	60,042
	City of San Francisco, Public Utilities Commission, Subseries A (RB)
500,000	5.00%, 11/01/21 (c)	587,065
250,000	5.00%, 05/01/22 (c)	297,145
470,000	Contra Costa Community College District (GO) 4.00%, 08/01/22 (c)	528,637
250,000	Corona-Norco Unified School District (GO) 4.00%, 08/01/26 (c)	276,095
60,000	County of San Diego, California (CP) 5.00%, 10/15/24 (c)	72,727
255,000	County of Santa Clara, California, Series B (GO) 3.00%, 08/01/22 (c)	257,412
570,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	693,553
270,000	East Bay Municipal Utility District Water System Revenue (RB) 5.00%, 06/01/24 (c)	329,659
	East Bay Municipal Utility District Water System Revenue, Series A (RB)
500,000	5.00%, 06/01/24 (c)	608,115
1,000,000	5.00%, 06/01/24 (c)	1,244,950

See Notes to Financial Statements

22

Principal
Amount		Value

California: (continued)
	East Bay Municipal Utility District Water System Revenue, Series B (RB)
$900,000	5.00%, 06/01/27	$1,170,207
750,000	5.00%, 06/01/29	984,457
500,000	Eastern Municipal Water District, Financing Authority, Series B (RB) 5.00%, 07/01/26 (c)	609,560
250,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	305,743
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
350,000	5.00%, 07/01/26 (c)	430,077
400,000	5.00%, 07/01/26 (c)	494,244
675,000	Fontana Unified School District, San Bernardino County (GO) 3.00%, 08/01/22 (c)	688,217
	Golden State Tobacco Securitization Corp. (RB)
1,025,000	5.00%, 06/01/23 (c)	1,204,652
900,000	5.00%, 06/01/23 (c)	1,064,412
	Golden State Tobacco Securitization Corp., Series A (RB)
200,000	3.25%, 06/01/25 (c)	202,542
100,000	5.00%, 06/01/25 (c)	117,671
	Huntington Beach Union High School District (GO)
50,000	5.00%, 08/01/23 (c)	60,506
535,000	5.00%, 08/01/23 (c)	654,674
	Imperial Irrigation District Electric System Revenue, Series C (RB)
180,000	5.00%, 05/01/26 (c)	219,866
750,000	5.00%, 05/01/26 (c)	921,120
	Los Angeles Community College District (GO)
1,000,000	4.00%, 08/01/24 (c)	1,146,670
1,190,000	5.00%, 08/01/24 (c)	1,465,057
1,500,000	5.00%, 08/01/24 (c)	1,852,830
1,555,000	5.00%, 08/01/24 (c)	1,939,909
165,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/24 (c)	202,470
2,630,000	Los Angeles Community College District, Series F (GO) 5.00%, 08/01/23 (c)	3,239,161
1,380,000	Los Angeles Community College District, Series I (GO) 2.13%, 08/01/26 (c)	1,306,170
675,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series A (RB) 5.00%, 07/01/25 (c)	851,195
85,000	Los Angeles County Metropolitan Transportation Authority, First Tier, Series B (RB) 5.00%, 07/01/21 (c)	100,445
Principal
Amount		Value

California: (continued)
	Los Angeles County Public Works Financing Authority, Series D (RB)
$750,000	5.00%, 12/01/25 (c)	$906,157
230,000	5.00%, 12/01/25 (c)	280,823
1,160,000	Los Angeles Department of Water & Power, Series B (RB) 5.00%, 01/01/24 (c)	1,402,266
	Los Angeles Department of Water and Power, Series A (RB)
600,000	3.25%, 01/01/25 (c)	621,336
75,000	5.00%, 01/01/26 (c)	93,179
125,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 01/01/26 (c)	156,483
	Los Angeles Department of Water and Power, Series D (RB)
140,000	5.00%, 07/01/24 (c)	168,809
1,225,000	5.00%, 07/01/24 (c)	1,510,241
	Los Angeles Unified School District, Series A (GO)
880,000	2.00%, 07/01/22	917,426
130,000	5.00%, 07/01/22	156,798
750,000	5.00%, 10/01/22	905,962
1,630,000	5.00%, 07/01/24	2,044,085
1,000,000	5.00%, 07/01/25 (c)	1,230,310
	Los Angeles Unified School District, Series B (GO)
1,000,000	3.00%, 07/01/26 (c)	1,000,810
1,000,000	5.00%, 10/01/22 (c)	1,172,540
1,000,000	5.00%, 07/01/26 (c)	1,247,400
600,000	Los Angeles, California Unified School District (GO) 5.00%, 07/01/24 (c)	744,084
	Los Angeles, California Unified School District, Series C (GO)
1,320,000	5.00%, 07/01/24	1,655,333
850,000	5.00%, 07/01/24 (c)	1,048,611
500,000	5.00%, 07/01/24 (c)	608,025
1,400,000	5.00%, 07/01/24 (c)	1,718,108
1,600,000	5.00%, 07/01/24 (c)	1,954,592
25,000	Los Angeles, California Wastewater System Revenue (RB) 5.00%, 06/01/23	30,672
340,000	Metropolitan Water District of Southern California, Series C (RB) 5.00%, 10/01/21 (c)	400,901
	Metropolitan Water District of Southern California, Series G (RB)
205,000	5.00%, 07/01/22 (c)	245,893
50,000	5.00%, 07/01/22 (c)	59,553
	Monterey Peninsula Community College District (GO)
1,900,000	2.85%, 02/01/26 (c) ^	1,264,811
1,000,000	2.87%, 02/01/26 (c) ^	637,340
650,000	2.90%, 02/01/26 (c) ^	451,321
2,625,000	3.16%, 02/01/26 (c) ^	1,606,369
500,000	Municipal Improvement Corp. of Los Angeles, Series B (RB) 5.00%, 11/01/26 (c)	615,910

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
$475,000	Municipal Improvement Corp. of Los Angeles, Series C (RB) 5.00%, 03/01/22 (c)	$558,747
1,720,000	Ohlone Community College District (GO) 5.00%, 08/01/22 (c)	2,082,800
250,000	Palm Springs Unified School District, Series D (GO) 2.50%, 08/01/26 (c)	229,093
650,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	783,048
250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	305,863
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	274,753
1,260,000	Rancho Cucamonga Redevelopment Agency, Rancho Redevelopment Project (AGM) (TA) 5.00%, 09/01/22	1,517,670
175,000	Rancho Santiago Community College District (GO) 5.00%, 09/01/23 (c)	214,097
	Regents of the University of California, Medical Center Pooled Revenue, Series J (RB)
410,000	5.25%, 05/15/23 (c)	489,839
430,000	5.25%, 05/15/23 (c)	516,065
2,250,000	5.25%, 05/15/23 (c)	2,714,107
90,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 2.50%, 05/15/26 (c)	85,652
	Regents of the University of California, Series AF (RB)
455,000	5.00%, 05/15/23 (c)	557,243
425,000	5.00%, 05/15/23 (c)	514,594
1,205,000	5.00%, 05/15/23 (c)	1,467,365
2,775,000	Regents of the University of California, Series AK (RB) 5.00%, 05/15/23 (p)	3,408,310
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	794,388
	Regents of the University of California, Series AO (RB)
225,000	5.00%, 05/15/23	276,982
100,000	5.00%, 05/15/25 (c)	121,762
500,000	5.00%, 05/15/25 (c)	630,545
725,000	Regents of the University of California, Series AR (RB) 5.00%, 05/15/26 (c)	902,241
	Regents of the University of California, Series G (RB)
870,000	5.00%, 05/15/22 (c)	1,042,347
125,000	5.00%, 05/15/22 (c)	149,985
1,900,000	5.00%, 05/15/22 (c)	2,269,664
Principal
Amount		Value

California: (continued)
	Regents of the University of California, Series I (RB)
$1,085,000	5.00%, 05/15/25 (c)	$1,331,545
905,000	5.00%, 05/15/25 (c)	1,116,209
85,000	5.00%, 05/15/25 (c)	105,515
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	564,464
500,000	Regents of University of California, Series AR (RB) 5.00%, 05/15/26 (c)	614,490
1,700,000	Regents of University of California, Series I (RB) 5.00%, 05/15/25 (c)	2,064,055
	Riverside County Transportation Commission, Series A (RB)
490,000	5.25%, 06/01/23 (c)	602,612
190,000	5.25%, 06/01/23 (c)	234,736
50,000	Riverside County, California Asset Leasing Corp. (RB) 4.00%, 06/01/22 (c)	55,003
625,000	Sacramento City Financing Authority, Master Lease Program Facilities (RB) 3.38%, 12/01/25 (c)	650,563
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
100,000	5.00%, 06/01/24 (c)	123,930
250,000	5.00%, 06/01/24 (c)	304,255
1,000,000	Sacramento Municipal Utility District (RB) 5.00%, 08/15/28	1,308,610
750,000	San Bernardino Community College District, Series A (GO) 5.00%, 08/01/23	917,227
500,000	San Bernardino Unified School District, Series A (GO) (AGM) 5.00%, 08/01/23 (c)	590,725
	San Diego Community College District (GO)
825,000	5.00%, 08/01/21 (c)	972,906
240,000	5.00%, 08/01/22 (c)	287,964
	San Diego County Water Authority, Series A (RB)
450,000	4.50%, 05/01/21 (c)	515,637
500,000	5.00%, 05/01/21 (c)	585,040
50,000	5.00%, 11/01/22 (c)	61,055
1,405,000	5.00%, 11/01/22 (c)	1,721,111
500,000	5.00%, 05/01/26 (c)	611,215
500,000	San Diego Regional Building Authority, Series A (RB) 5.00%, 10/15/25 (c)	605,480
1,085,000	San Diego Unified School District, Series C (GO) 5.00%, 07/01/23 (c)	1,317,949
500,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	611,605

See Notes to Financial Statements

24

Principal
Amount		Value

California: (continued)
$1,000,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	$1,119,810
310,000	San Diego, California Water Authority, Series A (RB) 5.00%, 11/01/22 (c)	376,139
430,000	San Dieguito Union High School District, Series A-2 (GO) 4.00%, 08/01/23 (c)	478,827
120,000	San Francisco Bay Area Rapid Transit District Sales Tax, Series A (RB) 5.00%, 07/01/22 (c)	144,228
455,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/22 (c)	547,966
710,000	San Francisco City and County International Airport, Second Series B (RB) 5.00%, 05/01/22 (c)	845,134
	San Francisco Community College District (GO)
750,000	5.00%, 06/15/24	933,982
50,000	5.00%, 06/15/25 (c)	62,581
100,000	5.00%, 06/15/25 (c)	121,254
860,000	5.00%, 06/15/25 (c)	1,060,965
	San Francisco Public Utilities Commission Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	536,012
475,000	5.00%, 10/01/25 (c)	581,652
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	511,295
805,000	3.25%, 06/15/24 (c)	826,888
500,000	5.00%, 06/15/24 (c)	625,100
1,215,000	San Francisco Unified School District, Series B (GO) 4.00%, 06/15/22 (c)	1,362,003
345,000	San Francisco, California Bay Area Toll Authority, Series F (RB) 5.00%, 04/01/22 (c)	414,486
600,000	San Jose Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	726,876
670,000	San Mateo Union High School District (GO) 4.00%, 09/01/26 (c)	752,725
950,000	San Ramon Valley Unified School District (GO) 5.00%, 08/01/22 (c)	1,151,552
385,000	Santa Clara County, California Financing Authority, Series A (RB) 4.00%, 02/01/22 (c)	437,529
	State of California, Various Purpose (GO)
300,000	3.00%, 02/01/22 (c)	323,871
700,000	3.00%, 12/01/22	765,891
770,000	3.00%, 09/01/26 (c)	764,217
500,000	3.25%, 04/01/23 (c)	533,385
310,000	3.38%, 09/01/22 (c)	323,420
Principal
Amount		Value

California: (continued)
$1,085,000	3.50%, 09/01/22 (c)	$1,126,729
855,000	4.00%, 09/01/22 (c)	977,436
500,000	4.00%, 05/01/23	578,080
250,000	4.00%, 09/01/26 (c)	275,385
1,500,000	4.00%, 09/01/26 (c)	1,671,405
230,000	4.00%, 09/01/26 (c)	254,605
1,000,000	4.00%, 09/01/26 (c)	1,114,270
700,000	5.00%, 09/01/18 (c)	750,183
190,000	5.00%, 09/01/18 (c)	203,513
250,000	5.00%, 09/01/21 (c)	292,633
1,000,000	5.00%, 09/01/21 (c)	1,168,490
75,000	5.00%, 09/01/21 (c)	87,713
140,000	5.00%, 02/01/22 (c)	165,474
105,000	5.00%, 02/01/22 (c)	123,003
1,085,000	5.00%, 02/01/22 (c)	1,286,647
250,000	5.00%, 09/01/22 (c)	301,438
265,000	5.00%, 10/01/22	319,606
655,000	5.00%, 02/01/23 (c)	782,954
75,000	5.00%, 02/01/23 (c)	89,113
1,900,000	5.00%, 04/01/23 (c)	2,293,395
75,000	5.00%, 04/01/23 (c)	89,620
1,065,000	5.00%, 09/01/23 (c)	1,299,076
500,000	5.00%, 09/01/23	612,795
250,000	5.00%, 09/01/23 (c)	306,943
95,000	5.00%, 09/01/23 (c)	114,651
125,000	5.00%, 09/01/23 (c)	150,321
850,000	5.00%, 10/01/23	1,043,349
1,500,000	5.00%, 10/01/23	1,841,205
500,000	5.00%, 11/01/23	614,670
250,000	5.00%, 11/01/23 (c)	306,220
345,000	5.00%, 12/01/23 (c)	424,750
180,000	5.00%, 12/01/23 (c)	222,017
820,000	5.00%, 12/01/23 (c)	1,013,266
560,000	5.00%, 12/01/23 (c)	679,823
1,425,000	5.00%, 12/01/23 (c)	1,760,858
1,000,000	5.00%, 12/01/23 (c)	1,227,400
1,000,000	5.00%, 12/01/23 (c)	1,233,430
1,350,000	5.00%, 12/01/23 (c)	1,641,870
270,000	5.00%, 03/01/24	332,810
2,565,000	5.00%, 05/01/24	3,168,416
250,000	5.00%, 08/01/24 (c)	301,960
500,000	5.00%, 08/01/24	620,060
1,000,000	5.00%, 10/01/24 (c)	1,229,990
1,000,000	5.00%, 10/01/24 (c)	1,246,640
1,750,000	5.00%, 10/01/24 (c)	2,181,620
2,050,000	5.00%, 10/01/24 (c)	2,521,479
1,500,000	5.00%, 02/01/25 (c)	1,808,775
1,000,000	5.00%, 02/01/25 (c)	1,210,870
1,000,000	5.00%, 02/01/25 (c)	1,216,770
800,000	5.00%, 03/01/25 (c)	980,496
660,000	5.00%, 03/01/25 (c)	819,179
5,000,000	5.00%, 03/01/25	6,245,300
400,000	5.00%, 03/01/25 (c)	477,068
1,425,000	5.00%, 08/01/25 (c)	1,711,895
2,000,000	5.00%, 08/01/25 (c)	2,444,980
600,000	5.00%, 08/01/25	753,030
75,000	5.00%, 08/01/25 (c)	91,287
1,985,000	5.00%, 08/01/25 (c)	2,439,049
1,170,000	5.00%, 09/01/25 (c)	1,439,954
2,000,000	5.00%, 09/01/25 (c)	2,406,100

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
	State of California, Various Purpose (GO) (continued)
$1,000,000	5.00%, 09/01/25	$1,256,370
500,000	5.00%, 09/01/26 (c)	610,745
500,000	5.00%, 09/01/26 (c)	622,610
1,000,000	5.00%, 09/01/26 (c)	1,235,270
1,000,000	5.00%, 09/01/26 (c)	1,235,270
175,000	5.25%, 08/01/25 (c)	215,831
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	153,690
	Trustees of the California State University, Series A (RB)
1,195,000	4.00%, 11/01/22 (c)	1,346,657
250,000	4.00%, 05/01/26 (c)	298,285
750,000	5.00%, 11/01/23 (c)	928,177
1,400,000	5.00%, 11/01/24 (c)	1,713,502
50,000	5.00%, 11/01/24	62,923
250,000	5.00%, 05/01/26 (c)	314,318
750,000	5.00%, 05/01/26 (c)	951,855
	Ventura County Public Financing Authority, Series A (RB)
460,000	5.00%, 11/01/22 (c)	553,725
305,000	5.00%, 11/01/22 (c)	370,859
95,000	West Contra Costa Unified School District (GO) 5.00%, 08/01/25 (c)	115,714
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	611,245
		258,570,343
Colorado: 1.1%
	Adams 12 Five Star Schools (GO) (SAW)
1,300,000	4.00%, 12/15/22 (c)	1,485,159
25,000	4.00%, 12/15/22	28,655
460,000	Board of Governors of Colorado State University System, Series A (RB) 5.00%, 03/01/29	569,209
	City and County of Denver, Department of Aviation Airport System, Series B (RB)
1,000,000	4.00%, 11/15/22 (c)	1,081,770
290,000	5.00%, 11/15/22 (c)	343,012
100,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/26 (c)	122,371
500,000	Colorado Health Facilities Authority, Hospital Revenue, Series B (RB) 5.00%, 05/15/26 (c)	605,445
2,000,000	Colorado Health Facilities Authority, Hospital Revenue, Series C (RB) 5.00%, 11/15/26 (p)	2,499,660
	Colorado Higher Education, Series A (CP)
1,500,000	5.00%, 11/01/23	1,831,770
25,000	5.00%, 11/01/24	31,016
40,000	5.00%, 11/01/26	50,698
Principal
Amount		Value

Colorado: (continued)
$250,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	$316,003
490,000	Denver, Colorado Airport System Revenue, Series B (RB) 5.00%, 11/15/22 (c)	566,220
25,000	Denver, Colorado City & County School District No. 1, Series A (GO) (SAW) 4.00%, 12/01/21 (c)	28,019
40,000	Denver, Colorado City & County School District No. 1, Series B (GO) (SAW) 5.00%, 12/01/22 (c)	48,674
165,000	Joint School District No. 28J in Adams and Arapahoe Counties (GO) (SAW) 5.00%, 12/01/22 (c)	199,277
	Park Creek Metropolitan District, Series A (RB)
550,000	5.00%, 12/01/25 (c)	635,888
250,000	5.00%, 12/01/25 (c)	290,118
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,199,422
750,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	859,522
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	607,068
1,000,000	4.00%, 06/01/26 (c)	1,109,050
500,000	4.00%, 06/01/26 (c)	557,205
	Regional Transportation District, Fastracks Project, Series A (RB)
1,000,000	5.00%, 11/01/22 (c)	1,210,780
515,000	5.00%, 11/01/22 (c)	613,406
75,000	5.00%, 11/01/22 (c)	89,710
50,000	5.00%, 11/01/27	63,104
1,110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20 (c)	1,247,307
365,000	School District No. 27J Adams and Weld Counties (GO) (SAW) 4.00%, 12/01/25 (c)	407,329
		18,696,867
Connecticut: 3.3%
	City of Hartford, Series A (GO)
220,000	5.00%, 04/01/23 (c)	231,944
325,000	5.00%, 04/01/23 (c)	352,576
200,000	Connecticut Housing Finance Authority, Series A-1 (RB) 2.88%, 05/15/25 (c)	201,206
	Connecticut State Health and Educational Facility Authority, Series A (RB)
1,000,000	5.00%, 07/01/21 (c)	1,131,900
1,245,000	5.00%, 07/01/24 (c)	1,477,915
125,000	5.00%, 07/01/24 (c)	151,510

See Notes to Financial Statements

26

Principal
Amount		Value

Connecticut: (continued)
$3,500,000	Connecticut State Health and Educational Facility Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	$3,475,570
	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB)
440,000	5.00%, 01/01/23 (c)	526,007
1,000,000	5.00%, 10/01/23 (c)	1,190,590
	State of Connecticut, Series A (GO)
500,000	3.25%, 03/15/26 (c)	498,100
2,540,000	5.00%, 10/15/23 (c)	3,046,705
1,650,000	5.00%, 10/15/23 (c)	1,991,071
55,000	5.00%, 10/15/23 (c)	66,769
125,000	5.00%, 03/01/24 (c)	147,175
1,500,000	5.00%, 03/01/24 (c)	1,804,140
200,000	5.00%, 03/01/24 (c)	241,460
65,000	5.00%, 03/01/25 (c)	80,904
1,000,000	5.00%, 03/15/25 (c)	1,173,640
1,000,000	5.00%, 03/15/26 (c)	1,211,310
	State of Connecticut, Series B (GO)
1,000,000	5.00%, 04/15/22 (c)	1,156,960
405,000	5.00%, 04/15/22 (c)	474,283
1,375,000	5.00%, 04/15/22 (c)	1,594,684
1,375,000	5.00%, 03/01/23 (c)	1,635,191
290,000	5.00%, 06/15/25 (c)	341,695
1,075,000	5.00%, 05/15/26	1,312,919
	State of Connecticut, Series C (GO)
1,215,000	5.00%, 07/15/23 (c)	1,457,635
1,360,000	5.00%, 12/15/23	1,634,353
1,000,000	5.00%, 06/15/25	1,214,290
	State of Connecticut, Series D (GO)
620,000	5.00%, 11/01/21 (c)	721,773
960,000	5.00%, 11/01/21 (c)	1,123,622
	State of Connecticut, Series E (GO)
635,000	4.00%, 09/15/22 (c)	702,735
500,000	4.00%, 09/01/24 (c)	563,615
1,250,000	5.00%, 09/15/22 (c)	1,475,550
685,000	5.00%, 09/15/22 (c)	798,203
1,100,000	5.00%, 09/15/22 (c)	1,278,486
2,500,000	5.00%, 08/15/23 (c)	3,031,750
225,000	5.00%, 08/15/23 (c)	272,054
	State of Connecticut, Series F (GO)
430,000	3.25%, 11/15/25 (c)	443,610
2,020,000	5.00%, 11/15/24 (c)	2,450,947
500,000	5.00%, 11/15/25 (c)	595,165
	State of Connecticut, Series G (GO)
1,175,000	4.00%, 10/15/22 (c)	1,302,017
795,000	5.00%, 10/15/22 (c)	940,390
480,000	5.00%, 10/15/22 (c)	569,275
120,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 09/01/24 (c)	142,706
	State of Connecticut, Special Tax, Series A (RB)
250,000	5.00%, 08/01/25 (c)	299,460
395,000	5.00%, 08/01/25 (c)	479,028
440,000	State of Connecticut, Transportation Infrastructure, Series A (RB) 5.00%, 10/01/23 (c)	521,990
Principal
Amount		Value

Connecticut: (continued)
	University of Connecticut, Series A (RB)
$500,000	3.00%, 03/15/26 (c)	$492,345
65,000	5.00%, 02/15/21 (c)	73,852
500,000	5.00%, 02/15/23 (c)	595,295
1,000,000	5.00%, 08/15/23 (c)	1,190,080
2,000,000	5.00%, 02/15/25 (c)	2,410,120
90,000	5.00%, 03/15/26 (c)	109,607
825,000	5.00%, 03/15/26 (c)	1,013,273
		53,419,450
Delaware: 0.2%
250,000	New Castle County (GO) 5.00%, 10/01/23	309,085
	State of Delaware, Series A (GO)
500,000	2.13%, 03/01/26 (c)	496,750
500,000	5.00%, 08/01/23 (c)	617,260
	State of Delaware, Series B (GO)
750,000	5.00%, 07/01/23	924,892
1,000,000	5.00%, 07/01/24 (c)	1,234,470
		3,582,457
District of Columbia: 0.6%
	District of Columbia, Income Tax Secured Revenue, Series C (RB)
305,000	3.00%, 12/01/22 (c)	307,364
1,350,000	5.00%, 12/01/22 (c)	1,625,224
895,000	5.00%, 12/01/22 (c)	1,081,509
100,000	5.00%, 12/01/22 (c)	120,516
100,000	5.00%, 12/01/22 (c)	120,451
1,250,000	District of Columbia, Income Tax Secured Revenue, Series G (RB) 5.00%, 12/01/21 (c)	1,472,500
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/23	244,108
1,070,000	5.00%, 06/01/23 (c)	1,284,428
250,000	5.00%, 06/01/26 (c)	304,840
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,203,010
1,000,000	5.00%, 10/01/25 (c)	1,234,550
1,000,000	5.00%, 04/01/26 (c)	1,208,470
		10,206,970
Florida: 4.9%
	Broward County, Florida Water and Sewer Utility Revenue, Series B (RB)
25,000	5.00%, 10/01/22 (c)	30,073
70,000	5.00%, 10/01/22 (c)	84,424
2,750,000	Central Florida Expressway Authority, Senior Lien, Series A (RB) 3.00%, 07/01/26 (c)	2,732,922
120,000	City of Gainesville, Utilities System Revenue, Series A (RB) 5.00%, 10/01/22 (c)	144,047
500,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	583,740
1,000,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	1,174,500

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Florida: (continued)
	City of Jacksonville, Better Jacksonville Sales Tax Revenue (RB)
$610,000	5.00%, 10/01/22 (c)	$717,116
750,000	5.00%, 10/01/22 (c)	889,545
1,185,000	City of Jacksonville, Better Jacksonville Sales Tax Revenue, Series A (RB) 5.00%, 10/01/25	1,479,307
	City of Jacksonville, Florida (RB)
120,000	5.00%, 10/01/22	143,447
390,000	5.00%, 10/01/22 (c)	463,047
50,000	5.00%, 10/01/22 (c)	59,520
	City of Jacksonville, Florida, Series A (RB)
500,000	5.00%, 10/01/22 (c)	589,945
1,225,000	5.00%, 10/01/22 (c)	1,437,856
	City of Jacksonville, Florida, Series C (RB)
250,000	5.00%, 10/01/22 (c)	297,913
100,000	5.00%, 10/01/22 (c)	119,476
795,000	5.00%, 10/01/22 (c)	950,335
250,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/22 (c)	294,205
595,000	City of Jacksonville, Transportation Revenue (RB) 3.25%, 10/01/25 (c)	603,282
	City of Jacksonville, Transportation Revenue, Series A (RB)
700,000	5.00%, 10/01/22 (c)	828,513
495,000	5.00%, 10/01/22 (c)	587,100
350,000	City of Jacksonville, Transportation Revenue, Series B (RB) 5.00%, 10/01/22	418,387
500,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	602,430
	City of Orlando, Florida, Series A (RB)
750,000	5.25%, 05/01/24 (c)	915,945
2,420,000	5.25%, 05/01/24 (c)	2,959,200
470,000	City of Port St. Lucie, Utility System Revenue (RB) 5.00%, 09/01/26 (c)	578,250
330,000	City of Tampa, Florida Water & Wastewater System Revenue (RB) 5.00%, 10/01/21 (c)	386,704
50,000	City of Tampa, H. Lee Moffitt Cancer Center Project, Series A (RB) 5.00%, 09/01/22 (c)	57,735
160,000	Collier County (RB) 5.00%, 10/01/21 (c)	188,242
	County of Miami-Dade (RB)
1,000,000	3.22%, 10/01/26 (c) ^	591,730
500,000	3.33%, 10/01/26 (c) ^	282,530
310,000	5.00%, 10/01/26 (c)	379,180
1,000,000	County of Miami-Dade, Aviation Revenue, Series A (RB) 5.00%, 10/01/26 (c)	1,228,100
Principal
Amount		Value

Florida: (continued)
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
$100,000	5.00%, 07/01/25 (c)	$120,654
1,000,000	5.00%, 07/01/26 (c)	1,223,940
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
575,000	3.00%, 07/01/24 (c)	584,856
1,400,000	4.00%, 07/01/24 (c)	1,529,206
70,000	5.00%, 07/01/24 (c)	86,413
500,000	County of Miami-Dade, Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	615,070
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,195,260
260,000	County of Miami-Dade, Expressway Authority Toll System, Series B (RB) 5.00%, 07/01/24	318,869
70,000	County of Miami-Dade, Florida Aviation Revenue (RB) 4.00%, 10/01/22 (c)	78,515
250,000	County of Miami-Dade, Florida Building Better Communities Program, Series A (GO) 5.00%, 07/01/26 (c)	300,250
1,250,000	County of Miami-Dade, Florida Capital Asset Acquisition, Series B (RB) 5.00%, 04/01/26 (c)	1,522,300
	County of Miami-Dade, Florida Subordinate Special Obligation, Series A (RB)
650,000	5.00%, 10/01/22 (c)	744,146
1,665,000	5.00%, 10/01/22 (c)	1,928,053
70,000	5.00%, 10/01/22 (c)	81,228
	County of Miami-Dade, Florida Transit System (RB)
300,000	3.25%, 07/01/22 (c)	313,578
100,000	5.00%, 07/01/22 (c)	116,971
25,000	County of Miami-Dade, Florida Transit System Sales Surtax Revenue (RB) 3.38%, 07/01/22 (c)	26,134
	County of Miami-Dade, Florida, Series A (RB)
65,000	5.00%, 10/01/22 (c)	74,686
1,440,000	5.00%, 10/01/22	1,726,762
880,000	County of Miami-Dade, Water and Sewer System (RB) 5.00%, 10/01/24	1,087,495
85,000	County of Miami-Dade, Water and Sewer System Revenue (RB) 5.00%, 10/01/23	103,526
	County of Orange, Florida Sales Tax Revenue (RB)
550,000	5.00%, 01/01/22 (c)	641,674
250,000	5.00%, 01/01/24	307,480

See Notes to Financial Statements

28

Principal
Amount		Value

Florida: (continued)
$500,000	County of Palm Beach, Florida (RB) 5.00%, 06/01/22 (c)	$597,735
	County of Palm Beach, Public Improvement (RB)
500,000	5.00%, 06/01/22 (c)	593,595
50,000	5.00%, 06/01/22 (c)	59,507
	Florida Department of Management Services (CP)
145,000	5.00%, 08/01/23	175,881
100,000	5.00%, 08/01/24	122,871
50,000	Florida Department of Management Services, Series A (CP) 5.00%, 08/01/25	62,114
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	586,375
1,645,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB) 5.00%, 10/01/26 (c)	2,010,486
650,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	686,108
	Florida State Board of Education, Public Education Capital Outlay, Series C (GO)
35,000	3.00%, 06/01/22 (c)	35,814
610,000	3.00%, 06/01/24 (c)	624,561
570,000	4.00%, 06/01/22 (c)	639,152
750,000	Florida State Board of Education, Public Education Capital Outlay, Series E (GO) 5.00%, 06/01/21 (c)	876,210
	Florida State Board of Education, Public Education Capital Outlay, Series F (GO)
215,000	4.00%, 06/01/21 (c)	236,788
690,000	5.00%, 06/01/21 (c)	798,440
1,000,000	Florida State Department of Transportation, Full Faith and Credit Right-of-Way, Series A (GO) 5.00%, 07/01/21 (c)	1,174,230
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,243,760
	Florida State, Right-of-Way Acquisition and Bridge Construction, Series B (GO)
475,000	5.00%, 07/01/21 (c)	557,052
100,000	5.00%, 07/01/21 (c)	117,373
1,250,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,246,412
	Hernando County School District (CP) (AGM)
1,000,000	3.00%, 07/01/26 (c)	939,280
1,000,000	3.00%, 07/01/26 (c)	949,390
Principal
Amount		Value

Florida: (continued)
$1,715,000	Hillsborough County School Board, Series A (CP) 5.00%, 07/01/22 (c)	$2,001,028
95,000	JEA Electric System Revenue, Series A (RB) 5.00%, 10/01/23 (c)	113,919
	JEA Water and Sewer System Revenue, Series A (RB)
1,000,000	5.00%, 04/01/21 (c)	1,149,300
250,000	5.00%, 04/01/21 (c)	288,135
65,000	5.00%, 10/01/22 (c)	78,107
350,000	Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida (RB) 4.00%, 11/15/22 (c)	378,721
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
945,000	5.00%, 02/01/24 (c)	1,114,335
1,000,000	5.00%, 02/01/24 (c)	1,155,360
1,045,000	5.00%, 02/01/24 (c)	1,242,233
1,000,000	5.00%, 02/01/24 (c)	1,214,890
145,000	5.00%, 02/01/24 (c)	173,333
	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP)
305,000	4.00%, 08/01/22 (c)	329,668
240,000	4.00%, 08/01/22 (c)	260,887
200,000	Orange County Health Facilities Authority, Orlando Health, Inc. (RB) 5.13%, 10/01/19 (c)	221,056
	Orlando and Orange County Expressway Authority (RB) (AGM)
340,000	3.00%, 07/01/22 (c)	360,917
100,000	5.00%, 07/01/22	119,165
1,550,000	5.00%, 07/01/22 (c)	1,834,115
30,000	5.00%, 07/01/22 (c)	35,696
135,000	Orlando and Orange County Expressway Authority, Series B (RB) (AGM) 5.00%, 07/01/23 (c)	163,889
	Orlando Utilities Commission, Series A (RB)
200,000	5.00%, 10/01/22	240,708
1,065,000	5.00%, 10/01/24	1,325,893
55,000	5.00%, 04/01/25 (c)	65,601
	Palm Beach County Solid Waste Authority (RB)
50,000	5.00%, 10/01/21 (c)	58,592
130,000	5.00%, 10/01/21 (c)	152,811
145,000	5.00%, 10/01/21 (c)	169,840
85,000	Reedy Creek Improvement District (GO) 5.25%, 06/01/23 (c)	103,348
220,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/23	264,612
545,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	665,004

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Florida: (continued)
	School Board of Miami-Dade County, Series C (CP)
$490,000	3.25%, 02/01/21 (c)	$491,529
275,000	3.25%, 02/01/21 (c)	277,384
	School Board of Miami-Dade County, Series D (CP)
265,000	5.00%, 11/01/24 (c)	316,124
75,000	5.00%, 02/01/26 (c)	91,775
400,000	South Broward Hospital District, South Broward Hospital District (RB) 5.00%, 05/01/26 (c)	490,496
425,000	South Florida Water Management District (CP) 3.00%, 04/01/26 (c)	423,474
500,000	St. Johns River Power Park (RB) 3.00%, 10/01/19 (c)	518,235
115,000	State of Florida, Board of Education, Lottery Revenue, Series A (RB) 5.00%, 07/01/23 (c)	142,147
1,000,000	State of Florida, Board of Education, Lottery Revenue, Series B (RB) 5.00%, 07/01/25	1,244,660
1,275,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series A (GO) 5.00%, 06/01/24 (c)	1,577,035
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series B (GO)
800,000	4.00%, 06/01/21 (c)	896,824
80,000	5.00%, 06/01/22 (c)	96,401
	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series C (GO)
1,000,000	4.00%, 06/01/26 (c)	1,128,860
200,000	5.00%, 06/01/23	243,408
125,000	5.00%, 06/01/23 (c)	153,270
115,000	5.00%, 06/01/23 (c)	142,068
1,000,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series E (GO) 2.38%, 06/01/26 (c)	954,040
140,000	State of Florida, Board of Education, Public Education Capital Outlay Refunding, Series F (GO) 5.00%, 06/01/21 (c)	161,799
30,000	State of Florida, Department of Transportation Turnpike, Series A (RB) 3.00%, 07/01/22 (c)	30,643
	Tampa-Hillsborough County Expressway Authority, Series A (RB)
2,000,000	4.00%, 07/01/22 (c)	2,181,680
1,020,000	5.00%, 07/01/22 (c)	1,192,513
		79,894,474
Georgia: 1.7%
	Atlanta Airport Passenger Facility, Series A (RB)
80,000	5.00%, 01/01/24 (c)	94,358
730,000	5.00%, 01/01/24 (c)	885,183
Principal
Amount		Value

Georgia: (continued)
	City of Atlanta, Public Improvement (GO)
$750,000	4.50%, 12/01/24 (c)	$884,302
595,000	5.00%, 12/01/24 (c)	717,183
750,000	City of Atlanta, Water and Wastewater Revenue (RB) 5.00%, 05/01/25 (c)	897,135
1,500,000	City of Austin, Water and Wastewater System Revenue (RB) 5.00%, 05/01/25 (c)	1,819,905
125,000	Cobb County Kennestone Hospital Authority (RB) 5.00%, 04/01/23 (c)	147,293
275,000	Georgia Housing and Finance Authority, Single Family Mortgage, Subseries B-1 (RB) 3.00%, 06/01/24 (c)	277,602
60,000	Metropolitan Atlanta Rapid Transit Authority, Refunding Series A (RB) 5.00%, 07/01/22 (c)	71,571
	Metropolitan Atlanta Rapid Transit Authority, Refunding Series C (RB)
500,000	5.00%, 07/01/26 (c)	622,715
110,000	5.00%, 07/01/26 (c)	138,087
500,000	5.00%, 07/01/26	639,250
305,000	Metropolitan Atlanta Rapid Transit Authority, Series A (RB) 3.00%, 07/01/22 (c)	318,579
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Series A (RB) 5.00%, 11/01/22	601,555
	Municipal Electric Authority of Georgia, Power Revenue, Series GG (RB)
1,000,000	5.00%, 01/01/23 (c)	1,162,360
1,000,000	5.00%, 01/01/23 (c)	1,200,010
395,000	5.00%, 01/01/23	474,004
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	135,011
145,000	5.00%, 07/01/26 (c)	179,021
1,000,000	5.00%, 07/01/26 (c)	1,246,410
	State of Georgia, Series A (GO)
1,460,000	2.50%, 02/01/26 (c)	1,375,656
65,000	3.00%, 07/01/22 (c)	67,017
1,000,000	3.00%, 02/01/24 (c)	1,039,660
1,000,000	5.00%, 07/01/22 (c)	1,203,110
1,255,000	5.00%, 07/01/22 (c)	1,510,669
1,950,000	5.00%, 07/01/22 (c)	2,348,424
3,600,000	5.00%, 02/01/25	4,564,044
2,000,000	5.00%, 02/01/26 (c)	2,504,060
40,000	State of Georgia, Series I (GO) 4.00%, 11/01/21 (c)	44,918
500,000	State of Georgia, Series J (GO) 4.50%, 11/01/21 (c)	582,130
		27,751,222

See Notes to Financial Statements

30

Principal
Amount		Value

Guam: 0.1%
$1,165,000	Government of Guam Business Privilege Tax, Series B-1 (RB) 5.00%, 01/01/22 (c)	$1,280,277
Hawaii: 1.0%
1,000,000	City and County Honolulu, Wastewater System Revenue, Series A (RB) 5.00%, 07/01/26 (c)	1,212,410
	City and County of Honolulu, Series A (GO)
575,000	5.00%, 11/01/22 (c)	687,050
1,350,000	5.00%, 10/01/25 (c)	1,651,887
	City and County of Honolulu, Series B (GO)
40,000	5.00%, 11/01/22 (c)	48,099
760,000	5.00%, 10/01/25 (c)	938,258
1,000,000	5.00%, 10/01/25 (c)	1,243,740
	State of Hawaii, Series DZ (GO)
20,000	5.00%, 12/01/21 (c)	23,528
20,000	5.00%, 12/01/21 (c)	23,711
70,000	5.00%, 12/01/21 (c)	82,989
95,000	5.00%, 12/01/21 (c)	112,371
	State of Hawaii, Series EA (GO)
330,000	5.00%, 12/01/21 (c)	391,413
600,000	5.00%, 12/01/21 (c)	710,682
30,000	State of Hawaii, Series EE (GO) 5.00%, 11/01/22 (c)	36,132
	State of Hawaii, Series EO (GO)
3,345,000	5.00%, 08/01/24 (c)	4,170,211
3,295,000	5.00%, 08/01/24 (c)	4,008,763
105,000	State of Hawaii, Series EY (GO) 5.00%, 10/01/25 (c)	131,859
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	631,180
500,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/23	615,210
		16,719,493
Illinois: 3.9%
	Board of Trustees of the University of Illinois, Series A (RB)
1,155,000	4.00%, 04/01/23 (c)	1,231,611
1,500,000	5.00%, 04/01/23 (c)	1,731,405
	Chicago Midway International Airport, Second Lien, Series B (RB)
70,000	5.00%, 01/01/23 (c)	82,737
200,000	5.00%, 01/01/23	238,834
1,165,000	5.00%, 01/01/24 (c)	1,383,391
	Chicago O’Hare International Airport, Senior Lien, Series B (RB)
500,000	5.00%, 01/01/23 (c)	591,300
500,000	5.00%, 01/01/25 (c)	590,130
2,500,000	5.25%, 01/01/23 (c)	2,932,300
600,000	Chicago O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/23 (c)	709,560

Principal
Amount		Value

Illinois: (continued)
	Chicago Transit Authority, Sales Tax (RB)
$790,000	5.25%, 12/01/21 (c)	$893,782
300,000	5.25%, 12/01/21 (c)	337,431
425,000	5.25%, 12/01/21 (c)	483,442
830,000	5.25%, 12/01/21 (c)	947,121
555,000	5.25%, 12/01/21 (c)	631,890
1,435,000	City of Chicago, Illinois Wastewater Transmission Revenue (RB) 5.00%, 01/01/24 (c)	1,644,524
	City of Chicago, Illinois Waterworks Revenue (RB)
225,000	5.00%, 11/01/22 (c)	251,615
70,000	5.00%, 11/01/22 (c)	79,770
910,000	City of Chicago, Illinois, Series A (GO) 5.00%, 01/01/24 (c)	952,852
	City of Chicago, Motor Fuel Tax Revenue (RB) (AGM)
500,000	5.00%, 01/01/24 (c)	561,250
150,000	5.00%, 01/01/24 (c)	168,683
500,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	531,345
	City of Chicago, Series A (GO)
545,000	5.00%, 01/01/22 (c)	552,379
1,000,000	5.25%, 01/01/24 (c)	1,053,550
1,160,000	5.25%, 01/01/24 (c)	1,214,856
	City of Chicago, Series C (GO)
465,000	5.00%, 01/01/22 (c)	488,459
250,000	5.00%, 01/01/22 (c)	260,120
925,000	5.00%, 01/01/22 (c)	966,819
115,000	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB) 5.00%, 01/01/24 (c)	132,842
	City of Chicago, Water Revenue, Second Lien (RB)
75,000	3.15%, 11/01/24	78,291
500,000	5.00%, 11/01/22 (c)	554,780
120,000	5.00%, 11/01/24 (c)	137,774
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
205,000	5.00%, 11/01/26 (c)	239,985
500,000	5.00%, 11/01/26 (c)	587,690
	City of Chicago, Waterworks Revenue, Second Lien (RB)
365,000	4.00%, 11/01/24 (c)	383,611
135,000	5.00%, 11/01/22 (c)	153,117
30,000	5.00%, 11/01/22 (c)	34,493
40,000	5.00%, 11/01/24 (c)	46,858
610,000	5.00%, 11/01/24 (c)	710,278
125,000	City of Springfield, Electric Revenue, Senior Lien (RB) 5.00%, 03/01/25 (c)	149,918
1,000,000	Community High School District No. 210, Lincoln-Way, Series A (GO) 5.00%, 01/01/23 (c)	1,028,210
500,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	572,620

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Illinois: (continued)
	County of Cook, Illinois, Series A (GO)
$1,310,000	5.25%, 11/15/21 (c)	$1,462,301
595,000	5.25%, 11/15/21 (c)	674,641
225,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	260,147
	County of Cook, Series C (GO)
370,000	5.00%, 11/15/22 (c)	420,394
200,000	5.00%, 11/15/22 (c)	229,650
75,000	Illinois Finance Authority, Advocate Care Network, Series A (RB) 5.00%, 06/01/23 (c)	89,363
150,000	Illinois Finance Authority, Advocate Health Care Network (RB) 5.00%, 08/01/24 (c)	174,186
130,000	Illinois Finance Authority, Advocate Health Care Network, Series A (RB) 5.00%, 08/01/24 (c)	155,683
	Illinois Finance Authority, Mercy Health Corp. (RB)
1,000,000	4.00%, 06/01/26 (c)	1,060,440
275,000	5.00%, 12/01/25	335,514
	Illinois Finance Authority, Northwestern University (RB)
55,000	5.00%, 12/01/23	67,383
160,000	5.00%, 12/01/28	204,938
45,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.50%, 05/15/22 (c)	50,414
985,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	977,957
75,000	Illinois Finance Authority, Rush University Medical Center Obligated Group (RB) 5.00%, 05/15/25 (c)	88,193
195,000	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB) 5.00%, 05/15/25 (c)	233,743
	Illinois Finance Authority, Trinity Health Credit Group (RB)
1,035,000	5.00%, 12/01/21 (c)	1,198,282
1,105,000	5.00%, 12/01/21 (c)	1,284,585
80,000	5.00%, 12/01/21 (c)	93,002
135,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	162,741
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	198,966
	Illinois State Toll Highway Authority, Series A (RB)
240,000	4.00%, 01/01/26 (c)	260,897
400,000	5.00%, 01/01/23 (c)	470,492
105,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	126,616
500,000	Illinois State Toll Highway Authority, Series C (RB) 5.00%, 01/01/25 (c)	586,510
Principal
Amount		Value

Illinois: (continued)
$1,000,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	$1,033,890
1,115,000	Kane Cook and DuPage Counties, Illinois School District No. U-46 Elgin, Series D (GO) 5.00%, 01/01/24 (c)	1,294,314
10,000	McHenry County Conservation District (GO) 5.00%, 02/01/25 (c)	12,159
200,000	Metropolitan Water Reclamation District of Greater Chicago, Series C (GO) 5.00%, 12/01/21 (c)	226,044
	State of Illinois (RB)
500,000	3.00%, 06/15/26 (c)	480,300
365,000	3.50%, 06/01/26 (c)	318,784
2,250,000	3.50%, 06/01/26 (c)	2,047,882
1,695,000	4.00%, 06/15/21 (c)	1,836,736
100,000	4.00%, 01/01/22 (c)	102,434
635,000	4.00%, 08/01/22 (c)	651,034
360,000	4.00%, 01/01/26 (c)	356,526
2,750,000	4.00%, 06/01/26 (c)	2,678,307
1,025,000	4.25%, 06/15/21 (c)	1,093,962
500,000	4.50%, 02/01/24 (c)	512,715
1,000,000	5.00%, 01/01/22 (c)	1,068,760
140,000	5.00%, 03/01/22 (c)	152,965
125,000	5.00%, 03/01/22 (c)	135,808
235,000	5.00%, 08/01/22 (c)	255,995
985,000	5.00%, 08/01/23	1,084,840
2,170,000	5.00%, 02/01/24 (c)	2,385,329
600,000	5.00%, 04/01/24 (c)	652,566
960,000	5.00%, 04/01/24 (c)	1,031,203
250,000	5.00%, 05/01/24 (c)	274,878
1,000,000	5.00%, 01/01/26	1,105,090
690,000	5.25%, 07/01/23 (c)	754,301
700,000	5.25%, 07/01/23 (c)	763,931
500,000	5.25%, 02/01/24 (c)	539,265
290,000	5.50%, 07/01/23 (c)	328,413
1,540,000	5.50%, 07/01/23 (c)	1,724,430
370,000	5.50%, 07/01/23 (c)	415,714
500,000	State of Illinois, Junior Obligation Tax-Exempt, Series D (RB) 5.00%, 06/15/26 (c)	602,925
	Will and Cook County Community High School District No. 210, Series A (GO)
1,250,000	5.00%, 01/01/23 (c)	1,292,062
500,000	5.05%, 01/01/33 ^	220,870
250,000	Will and Cook County Community High School District No. 210, Series D (GO) 5.05%, 01/01/32 ^	117,198
		64,740,291
Indiana: 0.4%
500,000	Carmel City, Indiana Redevelopment Authority, Series A (RB) 2.63%, 08/01/22 (c)	511,130

See Notes to Financial Statements

32

Principal
Amount		Value

Indiana: (continued)
$175,000	Indiana Finance Authority, Parkview Health System Obligated Group, Series A (RB) 4.00%, 05/01/22 (c)	$196,614
1,200,000	Indiana Finance Authority, Series A (RB) 5.00%, 02/01/22 (c)	1,429,068
100,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/21 (c)	115,677
1,000,000	Indiana Finance Authority, Series C (RB) 5.00%, 12/01/26 (c)	1,262,150
1,000,000	Indiana Finance Authority, Series E (RB) 5.00%, 08/01/26 (c)	1,237,420
50,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/25 (c)	60,239
500,000	Indianapolis, Indiana Local Public Improvement Bond Bank, Series K (RB) 5.00%, 06/01/21 (c)	572,365
1,250,000	Lake Central Multi-District School Building Corp., Series B (RB) (SAW) 5.00%, 01/15/23 (c)	1,482,025
140,000	Zionsville Community Schools Building Corp. (RB) 3.00%, 07/15/24 (c)	146,070
		7,012,758
Kansas: 0.7%
540,000	City of Wichita, Kansas (GO) 3.00%, 06/01/23 (c)	559,602
25,000	Kansas Development Finance Authority, Hospital Revenue, Series A (RB) 5.00%, 05/15/22 (c)	29,325
115,000	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB) 5.00%, 04/01/23 (c)	138,190
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
105,000	5.00%, 05/01/23 (c)	127,660
1,035,000	5.00%, 05/01/23 (c)	1,234,341
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
1,000,000	5.00%, 09/01/22	1,209,500
700,000	5.00%, 09/01/24 (c)	871,521
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
1,550,000	5.00%, 09/01/25 (c)	1,904,826
750,000	5.00%, 09/01/25 (c)	929,175
1,525,000	5.00%, 09/01/25 (c)	1,927,310
Principal
Amount		Value

Kansas: (continued)
$610,000	State of Kansas, Department of Transportation, Highway Revenue, Series C (RB) 5.00%, 09/01/22 (c)	$738,173
1,400,000	Wyandotte County Unified Government, Utility System Revenue, Series A (RB) 5.00%, 09/01/22 (c)	1,629,922
		11,299,545
Kentucky: 1.2%
475,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 100, Series A (RB) 5.00%, 08/01/21 (c)	547,552
	Commonwealth of Kentucky State Property and Building Commission, Project No. 106, Series A (RB)
450,000	5.00%, 10/01/23 (c)	530,681
540,000	5.00%, 10/01/23 (c)	642,535
125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	147,149
	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB)
1,000,000	5.00%, 08/01/23	1,189,070
55,000	5.00%, 08/01/24	66,213
500,000	5.00%, 08/01/25	605,925
95,000	5.00%, 08/01/26	115,975
200,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	242,400
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
250,000	5.00%, 09/01/23	300,288
2,250,000	5.00%, 09/01/24 (c)	2,670,435
350,000	5.00%, 09/01/24 (c)	418,439
615,000	5.25%, 09/01/22	734,876
1,000,000	5.25%, 09/01/23 (c)	1,192,350
780,000	5.25%, 09/01/23	949,346
1,000,000	5.25%, 09/01/23 (c)	1,199,360
750,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	894,877
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	105,828
220,000	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB) 5.00%, 06/01/22 (c)	248,710

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Kentucky: (continued)
	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB)
$65,000	5.00%, 07/01/22 (c)	$76,376
600,000	5.00%, 07/01/22 (c)	708,198
50,000	5.00%, 07/01/22 (c)	59,135
500,000	5.00%, 07/01/23 (c)	590,365
620,000	5.00%, 07/01/23 (c)	735,444
660,000	5.00%, 07/01/23 (c)	780,635
1,015,000	5.00%, 07/01/23 (c)	1,221,532
125,000	5.00%, 07/01/23 (c)	148,704
50,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	62,124
2,000,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	2,458,860
		19,643,382
Louisiana: 1.4%
250,000	City of Lafayette, Louisiana Utilities Revenue (RB) 5.00%, 11/01/22 (c)	300,620
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	294,258
2,000,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	2,046,740
190,000	Louisiana Public Facilities Authority, Franciscan Missionaries of Our Lady Health System, Series A (RB) 5.00%, 07/01/25 (c)	222,422
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
1,040,000	5.00%, 06/01/24 (c)	1,229,478
3,150,000	5.00%, 06/01/24 (c)	3,750,358
1,850,000	5.00%, 06/01/24 (c)	2,218,279
1,515,000	Louisiana Stadium and Exposition District, Series A (RB) 5.00%, 07/01/23 (c)	1,773,383
	Louisiana State, Series A (GO)
2,650,000	4.00%, 02/01/24 (c)	2,904,453
250,000	5.00%, 02/01/24 (c)	303,155
1,000,000	Louisiana State, Series C (GO) 5.00%, 07/15/23 (c)	1,193,440
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A-1 (RB)
85,000	5.00%, 05/01/22 (c)	100,116
120,000	5.00%, 05/01/22 (c)	141,686
2,000,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB) 5.00%, 05/01/24 (c)	2,409,480
	State of Louisiana, Series A (GO)
75,000	5.00%, 02/01/23	89,553
1,750,000	5.00%, 02/01/24 (c)	2,089,342
	State of Louisiana, Series C (GO)
75,000	5.00%, 07/15/22 (c)	89,288
695,000	5.00%, 08/01/24 (c)	843,876
Principal Amount		Value

Louisiana: (continued)
$500,000	State of Louisiana, Series D-1 (GO) 5.00%, 12/01/24 (c)	$611,365
		22,611,292
Maine: 0.0%
350,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	384,272
65,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	80,435
		464,707
Maryland: 2.4%
75,000	City of Baltimore, Water Project, Series B (RB) 5.00%, 01/01/24 (c)	90,719
75,000	Community Development Administration, Department of Housing, Series A (RB) 4.00%, 09/01/23 (c)	79,907
600,000	County of Anne Arundel, Maryland (GO) 5.00%, 04/01/25	758,856
	County of Baltimore, Maryland (GO)
1,050,000	3.00%, 08/01/22 (c)	1,096,809
75,000	3.00%, 02/01/24 (c)	79,877
500,000	5.00%, 08/01/22	602,995
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	564,821
1,650,000	County of Howard, Series A (GO) 3.00%, 02/15/23 (c)	1,732,978
	County of Montgomery, Maryland (GO)
3,000,000	5.00%, 11/01/24 (c)	3,767,700
2,000,000	5.00%, 11/01/24 (c)	2,474,560
1,500,000	County of Montgomery, Series B (GO) 4.00%, 12/01/23 (c)	1,752,000
1,430,000	Maryland Health and Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.00%, 07/01/22 (c)	1,723,050
400,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	477,028
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,340,737
300,000	Maryland Health and Higher Educational Facilities Authority, Series B (RB) 5.00%, 08/15/23 (c)	345,912
1,500,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	1,825,260

See Notes to Financial Statements

34

Principal Amount		Value

Maryland: (continued)
	Maryland Stadium Authority (RB)
$250,000	5.00%, 05/01/26 (c)	$300,893
250,000	5.00%, 05/01/26 (c)	307,518
250,000	5.00%, 05/01/26 (c)	309,685
410,000	Maryland Water Quality Financing Administration (RB) 3.00%, 03/01/24 (c)	418,667
1,000,000	Montgomery and Price George’s Counties, Maryland Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 3.00%, 06/01/21 (c)	1,078,550
	Prince George’s County, Maryland, Series A (GO)
140,000	4.00%, 09/01/24 (c)	161,949
445,000	4.00%, 09/01/24 (c)	519,711
260,000	Prince George’s County, Maryland, Series B (GO) 2.75%, 03/01/23 (c)	269,805
50,000	State of Maryland, Department of Transportation (RB) 5.00%, 02/15/21 (c)	57,345
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	444,522
1,000,000	State of Maryland, First Series (GO) 3.00%, 06/01/24 (c)	1,037,110
	State of Maryland, First Series A (GO)
250,000	3.00%, 03/01/23 (c)	259,200
3,240,000	5.00%, 03/01/23	3,957,077
1,195,000	State of Maryland, First Series B (GO) 3.00%, 03/15/20 (c)	1,235,283
1,300,000	State of Maryland, Second Series A (GO) 4.00%, 08/01/23 (c)	1,468,506
1,255,000	State of Maryland, Second Series B (GO) 4.00%, 08/01/22 (c)	1,423,346
750,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/22 (c)	894,090
45,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 3.00%, 03/15/20 (c)	47,695
	Washington Suburban Sanitary District (GO)
500,000	3.00%, 06/01/24 (c)	524,920
1,575,000	3.00%, 06/01/24 (c)	1,671,532
1,805,000	3.00%, 06/01/24 (c)	1,915,628
1,530,000	Washington Suburban Sanitary District, Second Series (GO) 4.00%, 06/01/24 (c)	1,714,426
		38,730,667
Massachusetts: 3.2%
300,000	City of Boston, Series A (GO) 4.00%, 03/01/24 (c)	338,736
1,360,000	City of Boston, Series B (GO) 5.00%, 04/01/24	1,694,832
Principal Amount		Value

Massachusetts: (continued)
$675,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/15/24 (c)	$835,123
	Commonwealth of Massachusetts, Consolidated Loan, Series C (GO)
855,000	3.00%, 07/01/22 (c)	883,822
515,000	4.00%, 07/01/22 (c)	568,406
2,700,000	5.00%, 07/01/22 (c)	3,225,582
100,000	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB) 5.00%, 06/15/22 (c)	119,737
	Commonwealth of Massachusetts, Series A (GO)
500,000	3.00%, 03/01/24 (c)	497,430
850,000	5.00%, 03/01/24 (c)	1,013,404
105,000	5.00%, 07/01/25	132,216
1,000,000	5.00%, 07/01/25 (c)	1,230,310
160,000	5.00%, 07/01/25 (c)	195,714
1,000,000	5.00%, 03/01/26	1,269,690
	Commonwealth of Massachusetts, Series C (GO)
2,470,000	4.00%, 07/01/22 (c)	2,697,116
700,000	5.00%, 10/01/24	873,824
2,325,000	5.00%, 08/01/25	2,930,848
425,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 10/01/21 (c)	502,686
	Commonwealth of Massachusetts, Series F (GO)
500,000	3.00%, 11/01/22 (c)	516,940
1,350,000	5.00%, 11/01/22 (c)	1,638,886
2,570,000	5.00%, 11/01/22 (c)	3,095,282
1,775,000	5.00%, 11/01/22 (c)	2,142,318
	Massachusetts Bay Transportation Authority, Series A (RB)
3,975,000	2.00%, 07/01/26 (c)	3,825,858
950,000	2.37%, 07/01/26 (c) ^	671,185
2,000,000	2.47%, 07/01/26 (c) ^	1,341,220
1,260,000	2.60%, 07/01/26 (c) ^	798,966
	Massachusetts Clean Water Trust, Series 19 (RB)
1,100,000	5.00%, 02/01/26 (c)	1,366,739
1,100,000	5.00%, 02/01/26 (c)	1,388,882
100,000	Massachusetts Development Finance Agency, Series F (RB) 5.00%, 08/15/24	123,223
	Massachusetts Development Finance Agency, Series I (RB)
500,000	3.00%, 07/01/26 (c)	484,920
145,000	5.00%, 07/01/26 (c)	175,799
150,000	Massachusetts Development Finance Agency, Series L (RB) 5.00%, 07/01/21 (c)	172,670
205,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	217,938

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Massachusetts: (continued)
$130,000	Massachusetts Housing Finance Agency, Series 162 (RB) 2.90%, 06/01/22 (c)	$133,202
	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB)
500,000	5.00%, 08/15/22 (c)	599,960
1,750,000	5.00%, 08/15/22 (c)	2,102,012
	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB)
1,230,000	5.00%, 08/15/22 (c)	1,469,100
1,250,000	5.00%, 08/15/22 (c)	1,495,287
1,000,000	5.00%, 01/15/25 (c)	1,223,280
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,147,950
500,000	5.00%, 05/01/25 (c)	598,515
	Massachusetts State Transportation Fund, Series A (RB)
600,000	4.00%, 06/01/21 (c)	660,246
575,000	5.00%, 06/01/23	707,480
	Massachusetts Water Pollution Abatement Trust (RB)
775,000	5.00%, 08/01/24 (c)	959,822
450,000	5.00%, 08/01/24	563,994
	Massachusetts Water Resources Authority, Series C (RB)
10,000	5.00%, 08/01/21 (c)	11,727
100,000	5.00%, 08/01/21 (c)	116,617
935,000	5.00%, 08/01/26 (c)	1,150,555
1,500,000	Massachusetts Water Resources Authority, Series F (RB) 5.00%, 08/01/24	1,868,820
100,000	The Massachusetts Clean Water Trust (RB) 3.25%, 08/01/20 (c)	103,169
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	914,916
		52,796,954
Michigan: 1.3%
420,000	City Royal Oak, Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB) 5.00%, 03/01/24 (c)	482,916
735,000	Detroit School District, Michigan School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	856,679
70,000	Detroit Water and Sewerage Department, Sewage Disposal System, Senior Lien, Series A (RB) 5.00%, 07/01/22 (c)	80,901
265,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	300,738
Principal Amount		Value

Michigan: (continued)
$1,000,000	Detroit, Michigan School District, School Building and Site Improvement, Series A (GO) (Q-SBLF) 5.00%, 05/01/22 (c)	$1,133,640
	Great Lakes Water Authority Sewage Disposal System Revenue (RB)
250,000	5.00%, 07/01/26 (c)	290,973
250,000	5.00%, 07/01/26 (c)	288,933
250,000	5.00%, 07/01/26 (c)	289,610
500,000	5.00%, 07/01/26 (c)	588,360
500,000	5.00%, 07/01/26 (c)	585,140
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,950,000	5.00%, 08/01/24 (c)	2,259,991
50,000	5.00%, 08/01/24 (c)	58,711
1,500,000	5.00%, 08/01/24 (c)	1,796,340
750,000	Michigan Finance Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/22	905,017
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,097,737
20,000	5.00%, 07/01/24	24,053
1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien Series D-4 (RB) 5.00%, 07/01/24 (c)	1,671,777
250,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds (RB) 5.00%, 11/01/22 (c)	287,748
775,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Series A (RB) 5.00%, 06/01/22 (c)	926,489
100,000	Michigan Finance Authority, Oakwood Obligated Group (RB) 5.00%, 11/01/22	119,297
170,000	Michigan Finance Authority, Revenue Unemployment Obligation Assessment, Series B (RB) 5.00%, 11/21/16 (c)	170,847
	Michigan Finance Authority, Series C (RB)
500,000	5.00%, 07/01/25 (c)	588,690
250,000	5.00%, 07/01/25 (c)	296,895
	Michigan Finance Authority, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	866,392
405,000	5.00%, 07/01/24 (c)	469,974
	Michigan Finance Authority, Trinity Health Credit Group (RB)
90,000	5.00%, 06/01/22 (c)	103,720
1,000,000	5.50%, 06/01/25 (c)	1,262,010

See Notes to Financial Statements

36

Principal Amount		Value

Michigan: (continued)
	Michigan State Building Authority, Series 1-A (RB)
$25,000	5.00%, 10/15/23 (c)	$30,222
50,000	5.00%, 10/15/23	60,809
425,000	5.13%, 10/15/21 (c)	491,415
50,000	Michigan State Building Authority, Series I (RB) 5.00%, 10/15/25 (c)	60,818
50,000	Michigan State Hospital Finance Authority (RB) 5.00%, 06/01/22 (c)	57,822
1,000,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,225,390
	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Series D (RB)
75,000	5.00%, 09/01/23	90,246
85,000	5.00%, 03/01/24 (c)	98,590
135,000	5.00%, 03/01/24 (c)	160,549
	State of Michigan, Series A (GO)
280,000	5.00%, 12/01/24 (c)	344,711
500,000	5.00%, 12/01/25 (c)	618,800
		21,042,950
Minnesota: 1.2%
420,000	Metropolitan Council, Wastewater Revenue, Series C (GO) 5.00%, 03/01/23	512,669
160,000	Metropolitan Council, Wastewater Revenue, Series E (GO) 5.00%, 09/01/22	193,619
	Minnesota Public Facilities Authority, Series B (RB)
680,000	3.00%, 03/01/24	750,523
500,000	3.00%, 03/01/25	551,905
	Minnesota State, General Fund Appropriation, Series B (RB)
2,000,000	5.00%, 03/01/22 (c)	2,345,900
1,400,000	5.00%, 03/01/22 (c)	1,658,650
	Minnesota State, State Trunk Highway, Series B (GO)
480,000	5.00%, 10/01/21 (c)	562,478
1,000,000	5.00%, 08/01/23 (c)	1,222,970
585,000	State of Minnesota, State General Fund Appropriation, Series B (RB) 3.00%, 03/01/22 (c)	589,873
	State of Minnesota, State Trunk Highway Refunding, Series B (GO)
2,815,000	2.25%, 08/01/26 (c)	2,556,301
385,000	3.00%, 08/01/24 (c)	404,570
225,000	4.00%, 08/01/24 (c)	261,866
1,000,000	4.00%, 08/01/24 (c)	1,151,320
585,000	4.00%, 08/01/26 (c)	693,225
	State of Minnesota, State Trunk Highway Refunding, Series E (GO)
50,000	3.00%, 08/01/24 (c)	53,905
570,000	3.00%, 08/01/24	629,212
Principal Amount		Value

Minnesota: (continued)
$1,750,000	State of Minnesota, Various Purpose (GO) 4.00%, 08/01/22 (c)	$1,935,990
1,180,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/23	1,452,462
	State of Minnesota, Various Purpose, Series D (GO)
1,000,000	2.25%, 08/01/26 (c)	952,300
25,000	3.50%, 10/01/23 (c)	27,090
500,000	5.00%, 10/01/23	617,430
985,000	State of Minnesota, Various Purpose, Series F (GO) 4.00%, 10/01/23 (c)	1,129,352
		20,253,610
Mississippi: 0.3%
1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	1,161,100
450,000	Mississippi Development Bank, Madison County Highway Refunding Project, Series C (RB) 5.00%, 01/01/27	558,599
	Mississippi Development Bank, Marshall County Industrial Development Authority (RB)
75,000	5.00%, 01/01/22 (c)	87,058
50,000	5.00%, 01/01/22 (c)	58,200
100,000	5.00%, 01/01/22 (c)	116,399
	State of Mississippi, Series C (GO)
1,635,000	5.00%, 10/01/24	2,032,779
835,000	5.00%, 10/01/25	1,049,378
		5,063,513
Missouri: 0.9%
1,000,000	City of Kansas City, Downtown Arena Project, Series E (RB) 3.00%, 04/01/25 (c)	956,070
1,325,000	City of Kansas City, Series A (GO) 5.00%, 02/01/22 (c)	1,564,255
	Curators of the University of Missouri, Series A (RB)
175,000	5.00%, 11/01/24 (c)	213,176
300,000	5.00%, 11/01/24 (c)	373,965
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
960,000	5.00%, 06/01/24 (c)	1,137,091
500,000	5.00%, 06/01/24 (c)	608,905
1,000,000	5.00%, 06/01/24 (c)	1,178,390
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
500,000	5.00%, 05/01/22 (c)	590,520
95,000	5.00%, 05/01/22 (c)	112,473
1,000,000	5.00%, 05/01/25 (c)	1,219,330

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Missouri: (continued)
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
$1,000,000	5.00%, 05/01/24	$1,245,620
500,000	5.00%, 05/01/24 (c)	616,040
500,000	5.00%, 05/01/26	637,065
290,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB) 5.00%, 01/01/24 (c)	338,500
640,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25	775,309
	Missouri State Board of Public Buildings, Series A (RB)
1,000,000	1.00%, 10/01/19 (c)	841,110
1,200,000	2.50%, 10/01/20 (c)	1,220,184
10,000	3.00%, 10/01/20 (c)	10,332
55,000	4.00%, 10/01/20 (c)	60,556
500,000	4.00%, 04/01/24 (c)	575,245
		14,274,136
Nebraska: 0.8%
25,000	Central Plains Energy Project, Gas Project No. 3 (RB) 5.00%, 09/01/22 (c)	28,603
	City of Lincoln, Nebraska Electric System Revenue (RB)
250,000	3.25%, 09/01/22 (c)	254,520
150,000	5.00%, 09/01/22	180,489
	Douglas County School District No. 0001 (GO)
160,000	3.00%, 12/15/24 (c)	166,080
1,000,000	5.00%, 06/15/24	1,246,130
270,000	Metropolitan Utilities District of Omaha, Nebraska Water System (RB) 3.25%, 12/01/25 (c)	273,607
80,000	Nebraska Public Power District (RB) 5.00%, 01/01/25 (c)	93,713
	Nebraska Public Power District, Series A (RB)
250,000	3.88%, 01/01/22 (c)	271,465
250,000	5.00%, 01/01/22 (c)	293,568
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	130,619
1,080,000	5.00%, 02/01/24 (c)	1,299,888
1,155,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	1,392,306
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,590,000	3.00%, 07/01/26 (c)	1,528,642
2,750,000	5.00%, 01/01/23	3,238,125
505,000	5.00%, 01/01/24	601,884
1,400,000	5.00%, 01/01/25 (c)	1,629,936
		12,629,575
Principal Amount		Value

Nevada: 1.0%
$500,000	City of Las Vegas, Series C (GO) 5.00%, 03/01/26 (c)	$618,415
1,000,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	1,210,820
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	279,230
1,950,000	4.00%, 11/01/26 (c)	2,190,747
695,000	5.00%, 11/01/26	883,032
1,400,000	Clark County School District, Series C (GO) 5.00%, 06/15/25	1,737,148
	Clark County School District, Series D (GO)
250,000	4.00%, 12/15/25 (c)	273,985
2,580,000	5.00%, 06/15/24	3,163,054
500,000	5.00%, 12/15/25 (c)	600,425
85,000	Clark County, Motor Vehicle Fuel Tax (RB) 5.00%, 07/01/23	103,489
	County of Clark, Flood Control (GO)
105,000	5.00%, 11/01/23	128,690
1,090,000	5.00%, 05/01/25 (c)	1,307,531
420,000	5.00%, 05/01/25 (c)	512,119
500,000	County of Clark, Series A (GO) 5.00%, 05/01/26 (c)	630,110
	Las Vegas Valley Water District, Series B (GO)
50,000	5.00%, 06/01/21 (c)	57,594
100,000	5.00%, 06/01/22 (c)	118,014
200,000	5.00%, 06/01/22 (c)	239,570
50,000	Las Vegas Valley Water District, Series C (GO) 5.00%, 06/01/21 (c)	57,499
	State of Nevada Highway Improvement Revenue (RB)
255,000	5.00%, 06/01/26 (c)	319,607
1,000,000	5.00%, 06/01/26 (c)	1,265,270
760,000	State of Nevada, Capital Improvement and Cultural Affairs, Series B (GO) 5.00%, 11/01/24	945,448
175,000	State of Nevada, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/23	216,246
		16,858,043
New Hampshire: 0.2%
1,225,000	City of Manchester, New Hampshire General Airport Revenue (RB) 5.00%, 01/01/23	1,413,956
1,000,000	State of New Hampshire, Series A (GO) 5.00%, 03/01/25	1,262,300
		2,676,256

See Notes to Financial Statements

38

Principal Amount		Value

New Jersey: 3.4%
$800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	$927,768
	County of Union, New Jersey (GO)
260,000	3.00%, 03/01/21	279,791
635,000	3.00%, 03/01/22 (c)	683,590
1,000,000	Garden State, New Jersey Preservation Trust Open Space and Farmland Preservation, Series A (RB) 4.00%, 11/01/22 (c)	1,097,620
	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB)
420,000	3.00%, 06/15/23	423,767
400,000	5.00%, 06/15/24	450,040
145,000	5.00%, 06/15/25	173,063
175,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series EE (RB) 5.25%, 03/01/21 (c)	204,720
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB)
980,000	5.00%, 03/01/22 (c)	1,075,295
500,000	5.00%, 03/01/22 (c)	548,880
735,000	5.00%, 03/01/22 (c)	807,993
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB)
2,120,000	5.00%, 03/01/23 (c)	2,317,881
1,700,000	5.00%, 03/01/23	1,902,878
2,325,000	5.00%, 03/01/23 (c)	2,564,312
1,060,000	5.00%, 03/01/23 (c)	1,188,451
2,500,000	5.00%, 03/01/23 (c)	2,769,400
1,905,000	5.00%, 03/01/23 (c)	2,091,919
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series PP (RB)
1,000,000	5.00%, 06/15/24 (c)	1,120,070
1,350,000	5.00%, 06/15/24 (c)	1,527,673
1,115,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series UU (RB) 5.00%, 06/15/24 (c)	1,245,678
	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series XX (RB)
3,500,000	5.00%, 06/15/23	3,930,570
335,000	5.00%, 06/15/24	376,426
1,000,000	New Jersey Educational Facilities Authority, Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,114,930
Principal Amount		Value

New Jersey: (continued)
$230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	$252,883
500,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/24 (c)	628,255
500,000	New Jersey Environmental Infrastructure Trust, Series A-R (RB) 4.00%, 09/01/23	584,005
	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB)
1,190,000	4.00%, 07/01/22 (c)	1,296,112
1,500,000	4.00%, 07/01/26 (c)	1,579,860
250,000	5.00%, 07/01/22 (c)	288,933
200,000	New Jersey Health Care Facilities Financing Authority, Greystone Parks Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/23	225,708
850,000	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB) 3.00%, 07/01/26 (c)	812,948
	New Jersey Health Care Facilities Financing Authority, Meridian Health System (RB)
750,000	5.00%, 07/01/22 (c)	867,232
500,000	5.00%, 07/01/22 (c)	592,840
100,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	94,355
165,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 4.69%, 12/15/30 ^	91,255
	New Jersey State Turnpike Authority, Series A (RB)
125,000	5.00%, 07/01/22 (c)	150,161
900,000	5.00%, 07/01/22 (c)	1,063,899
400,000	5.00%, 07/01/22 (c)	475,704
1,000,000	5.00%, 01/01/23	1,201,310
750,000	5.00%, 07/01/24 (c)	910,845
640,000	5.00%, 07/01/24 (c)	783,373
	New Jersey State Turnpike Authority, Series B (RB)
325,000	5.00%, 01/01/23 (c)	387,897
1,000,000	5.00%, 01/01/23 (c)	1,201,960
500,000	5.00%, 01/01/23	600,655
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
1,000,000	5.00%, 06/15/22 (c)	1,121,860
1,595,000	5.00%, 06/15/22 (c)	1,775,283
1,200,000	5.00%, 06/15/22 (c)	1,351,572
750,000	5.00%, 06/15/23 (c)	841,305

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
$200,000	5.00%, 06/15/23 (c)	$223,964
1,300,000	5.00%, 06/15/23 (c)	1,474,967
1,275,000	5.25%, 06/15/23 (c)	1,429,708
335,000	5.25%, 06/15/25 (c)	387,441
300,000	5.25%, 06/15/25 (c)	349,176
	New Jersey Turnpike Authority, Series A (RB)
500,000	5.00%, 07/01/24 (c)	591,230
1,000,000	5.00%, 07/01/24 (c)	1,192,500
70,000	5.00%, 01/01/26 (c)	83,867
	New Jersey Turnpike Authority, Series B (RB)
130,000	5.00%, 01/01/23 (c)	153,988
75,000	5.00%, 01/01/23 (c)	90,440
100,000	5.00%, 01/01/23 (c)	117,941
260,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	307,497
20,000	New Jersey Turnpike, Series A (RB) 5.00%, 07/01/22 (c)	23,583
525,000	State of New Jersey, Series T (GO) 5.00%, 06/01/23	620,550
	State of New Jersey, Various Purpose (GO)
500,000	4.00%, 06/01/19 (c)	539,005
85,000	5.00%, 06/01/25 (c)	102,478
155,000	The State University of New Jersey, Rutgers, Series J (RB) 5.00%, 05/01/23 (c)	182,774
		55,874,034
New Mexico: 0.5%
1,125,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/25 (c)	1,402,267
540,000	Albuquerque Bernalillo County Water Utility Authority, Series A (RB) 5.00%, 07/01/24	668,795
65,000	Albuquerque Bernalillo County Water Utility Authority, Series B (RB) 5.00%, 07/01/23	78,909
	New Mexico Finance Authority, State Transportation, Senior Lien (RB)
425,000	4.00%, 06/15/22 (c)	478,601
340,000	5.00%, 06/15/22	408,126
3,135,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	3,848,495
	State of New Mexico Severance Tax, Series A (RB)
340,000	5.00%, 07/01/19 (c)	375,717
475,000	5.00%, 07/01/19 (c)	524,899
		7,785,809
Principal Amount		Value

New York: 15.5%
$270,000	Battery Park City Authority, Series A (RB) 5.00%, 11/01/23	$336,177
500,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 01/15/27 (c)	593,090
5,000	City of Monroe, Industrial Development Agency, Rochester Schools Modernization Project (RB) (SAW) 5.00%, 05/01/23 (c)	5,997
	City of New York, New York, Series A-1 (GO)
250,000	5.00%, 08/01/21 (c)	292,170
610,000	5.25%, 08/01/23 (c)	746,115
	City of New York, New York, Series B (GO)
55,000	3.38%, 08/01/24 (c)	56,722
250,000	5.00%, 08/01/22 (c)	297,073
1,500,000	City of New York, New York, Series D (GO) 5.00%, 02/01/23 (c)	1,771,575
2,905,000	City of New York, New York, Series D-1 (GO) 5.00%, 08/01/23 (c)	3,503,081
1,295,000	City of New York, New York, Series F (GO) 5.00%, 02/01/22 (c)	1,507,108
50,000	City of New York, New York, Series F-1 (GO) 5.00%, 03/01/23 (c)	59,167
1,325,000	City of New York, New York, Series G-1 (GO) 5.00%, 04/01/22 (c)	1,559,114
1,115,000	City of New York, New York, Series H (GO) 5.00%, 08/01/23 (c)	1,350,867
120,000	City of New York, New York, Series I (GO) 5.00%, 08/01/23 (c)	145,385
	City of New York, New York, Series I-1 (GO)
400,000	5.00%, 03/01/23	482,328
1,225,000	5.00%, 03/01/24 (c)	1,465,075
	City of New York, New York, Series J (GO)
1,290,000	5.00%, 08/01/23 (c)	1,555,585
645,000	5.00%, 08/01/23	784,197
875,000	City of New York, Series A (GO) 5.00%, 08/01/26 (c)	1,068,191
	City of New York, Series B (GO)
1,450,000	5.00%, 08/01/22 (c)	1,712,522
100,000	5.00%, 08/01/22 (c)	118,527
1,000,000	5.00%, 08/01/22 (c)	1,191,320
100,000	City of New York, Series D (GO) 5.00%, 02/01/23 (c)	118,428
	City of New York, Series E (GO)
450,000	5.00%, 02/01/23 (c)	539,681
500,000	5.00%, 08/01/26 (c)	610,395

See Notes to Financial Statements

40

Principal
Amount		Value

New York: (continued)
	City of New York, Series F (GO)
$500,000	5.00%, 02/01/22 (c)	$586,005
55,000	5.00%, 02/01/22 (c)	64,916
1,775,000	City of New York, Series H (GO) 5.00%, 08/01/23 (c)	2,140,437
1,000,000	City of New York, Series I (GO) 5.00%, 08/01/22 (c)	1,185,270
	City of New York, Subseries F-1 (GO)
630,000	5.00%, 03/01/23 (c)	742,619
1,300,000	5.00%, 03/01/23 (c)	1,562,353
1,500,000	County of Nassau, Series A (GO) 5.00%, 04/01/24 (c)	1,780,110
	County of Nassau, Series B (GO)
500,000	5.00%, 10/01/23	602,090
645,000	5.00%, 04/01/24 (c)	765,447
3,945,000	County of Suffolk, Series C (GO) 5.00%, 05/01/24 (c)	4,725,439
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
300,000	3.00%, 07/01/26 (c)	302,001
500,000	5.00%, 07/01/26 (c)	591,135
500,000	5.00%, 07/01/26	621,235
	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW)
250,000	5.00%, 05/01/22 (c)	298,750
725,000	5.00%, 11/01/25 (c)	895,832
860,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22 (c)	1,020,485
	Metropolitan Transportation Authority, Series A (RB)
500,000	3.00%, 11/15/22 (c)	517,325
2,565,000	3.59%, 11/15/30 ^	1,719,550
2,050,000	5.00%, 11/15/22 (c)	2,457,150
695,000	5.00%, 11/15/22 (c)	830,386
	Metropolitan Transportation Authority, Series A-1 (RB)
220,000	5.00%, 11/15/23 (c)	261,512
50,000	5.00%, 11/15/23	60,820
	Metropolitan Transportation Authority, Series B (RB)
600,000	3.00%, 11/15/22 (c)	631,146
500,000	5.00%, 11/15/22	599,305
250,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/21 (c)	293,060
900,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/26 (c)	1,104,840
	Metropolitan Transportation Authority, Series D (RB)
650,000	5.00%, 11/15/17 (c)	678,314
205,000	5.00%, 11/15/19 (c)	228,136
100,000	5.00%, 11/15/21 (c)	117,650
750,000	5.00%, 11/15/22 (c)	895,620
125,000	5.00%, 11/15/22 (c)	149,906
Principal
Amount		Value

New York: (continued)
$800,000	5.00%, 11/15/22 (c)	$955,840
75,000	5.25%, 11/15/23 (c)	91,082
	Metropolitan Transportation Authority, Series E (RB)
500,000	5.00%, 11/15/22 (c)	597,400
300,000	5.00%, 11/15/22 (c)	359,775
	Metropolitan Transportation Authority, Series F (RB)
845,000	3.13%, 11/15/22 (c)	894,821
2,355,000	5.00%, 11/15/22 (c)	2,815,238
1,500,000	5.00%, 11/15/22 (c)	1,779,855
765,000	5.00%, 11/15/22 (c)	916,455
1,200,000	5.00%, 11/15/22	1,438,332
1,550,000	5.00%, 11/15/22 (c)	1,858,837
	Metropolitan Transportation Authority, Series H (RB)
75,000	5.00%, 11/15/22 (c)	89,562
540,000	5.00%, 11/15/22 (c)	640,748
1,300,000	5.00%, 11/15/22 (c)	1,564,017
350,000	5.00%, 11/15/22 (c)	419,738
	Nassau County, Series A (GO)
1,230,000	3.00%, 04/01/21 (c)	1,294,452
500,000	4.00%, 04/01/21 (c)	539,595
1,750,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	2,018,380
220,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	270,950
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
1,845,000	5.00%, 12/15/19 (c)	2,073,319
510,000	5.00%, 06/15/25 (c)	634,649
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
800,000	5.00%, 07/15/22 (c)	949,520
325,000	5.00%, 07/15/22 (c)	386,913
905,000	5.00%, 01/15/26 (c)	1,080,851
1,675,000	New York City Transitional Finance Authority, Building Aid Revenue, Subseries F-1 (RB) 5.00%, 05/01/22 (c)	1,990,871
170,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB) 5.00%, 11/01/22	205,071
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB)
75,000	2.00%, 11/01/22 (c)	75,423
70,000	5.00%, 11/01/22 (c)	84,890
615,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB) 5.00%, 11/01/21 (c)	727,963

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
$2,000,000	4.00%, 05/01/26 (c)	$2,212,940
125,000	5.00%, 08/01/25 (c)	152,145
2,850,000	5.00%, 08/01/25 (c)	3,406,434
750,000	5.00%, 08/01/25 (c)	920,212
1,500,000	5.00%, 05/01/26 (c)	1,798,365
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
600,000	5.00%, 11/01/21 (c)	704,160
130,000	5.00%, 11/01/22 (c)	156,404
345,000	5.00%, 11/01/22 (c)	414,856
250,000	5.00%, 08/01/24 (c)	306,975
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
750,000	5.00%, 11/01/25 (c)	906,232
450,000	5.00%, 11/01/25 (c)	540,117
1,750,000	5.00%, 08/01/26 (c)	2,153,445
500,000	5.00%, 08/01/26 (c)	605,085
1,000,000	5.00%, 08/01/26 (c)	1,203,470
865,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 11/01/21 (c)	1,019,740
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
1,000,000	5.00%, 02/01/26 (c)	1,206,090
750,000	5.00%, 02/01/26 (c)	912,172
1,995,000	5.00%, 02/01/26 (c)	2,439,346
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,250,000	4.00%, 02/01/26 (c)	1,362,875
1,000,000	5.00%, 02/01/26 (c)	1,216,230
1,000,000	5.00%, 02/01/26 (c)	1,206,090
425,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F-1 (RB) 5.00%, 02/01/23 (c)	504,696
2,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	2,412,600
545,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/21 (c)	642,206
575,000	New York City Transitional Finance Authority, Series C (RB) 5.00%, 11/01/22	693,623
	New York City Transitional Finance Authority, Series I (RB)
500,000	5.00%, 05/01/23 (c)	597,315
290,000	5.00%, 05/01/23 (c)	348,609
255,000	New York City Transitional Finance Authority, Subseries A-1 (RB) 3.50%, 08/01/24 (c)	269,530
Principal
Amount		Value

New York: (continued)
$575,000	New York City Transitional Finance Authority, Subseries C-1 (RB) 5.00%, 11/01/22 (c)	$691,788
1,660,000	New York City Transitional Finance Authority, Subseries D-1 (RB) 5.00%, 02/01/24 (c)	2,016,717
700,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/23 (c)	851,095
1,000,000	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB) 4.00%, 10/01/26 (c)	1,164,330
	New York City, Series A (GO)
1,000,000	5.00%, 08/01/24	1,231,960
70,000	5.00%, 08/01/25	87,214
655,000	New York City, Series C (GO) 5.00%, 08/01/22 (c)	770,450
	New York City, Series I (GO)
1,500,000	5.00%, 08/01/22 (c)	1,786,980
820,000	5.00%, 08/01/23 (c)	988,822
360,000	New York City, Series J (GO) 5.00%, 08/01/23 (c)	436,154
250,000	New York Liberty Development Corp., 7 World Trade Center Project, Class 1 (RB) 5.00%, 03/15/22 (c)	296,228
75,000	New York State Dormitory Authority, Cornell University Revenue, Series A (RB) 5.00%, 07/01/26 (c)	92,964
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	917,732
100,000	New York State Dormitory Authority, Series A (RB) 5.00%, 07/01/22 (c)	118,330
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
500,000	4.00%, 12/15/22	575,315
825,000	5.00%, 12/15/22	997,433
675,000	5.00%, 12/15/22 (c)	799,996
3,775,000	5.00%, 12/15/22 (c)	4,512,673
2,000,000	5.00%, 12/15/22 (c)	2,418,020
260,000	5.00%, 12/15/22 (c)	311,646
1,000,000	5.00%, 12/15/22 (c)	1,204,460
1,795,000	5.00%, 12/15/22 (c)	2,143,463
1,000,000	5.00%, 12/15/22 (c)	1,189,000
630,000	5.00%, 12/15/22 (c)	747,867
100,000	5.00%, 02/15/23 (c)	118,602
770,000	5.00%, 02/15/24 (c)	944,544
1,500,000	5.00%, 02/15/24 (c)	1,806,930
800,000	5.00%, 02/15/24	982,576
250,000	5.00%, 02/15/24 (c)	307,248
1,680,000	5.00%, 03/15/25 (c)	2,036,210
1,000,000	5.00%, 08/15/26 (c)	1,246,220

See Notes to Financial Statements

42

Principal
Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
$500,000	5.00%, 03/15/22 (c)	$589,340
1,605,000	5.00%, 03/15/22 (c)	1,878,235
1,300,000	5.00%, 03/15/22 (c)	1,544,088
1,000,000	5.00%, 02/15/25 (c)	1,202,550
375,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	452,265
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
875,000	5.00%, 08/15/21 (c)	1,031,782
470,000	5.00%, 02/15/25 (c)	568,747
265,000	5.00%, 02/15/25 (c)	324,948
180,000	5.00%, 09/15/25 (c)	216,536
65,000	5.00%, 09/15/25 (c)	78,597
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
900,000	5.00%, 03/15/23	1,097,298
625,000	5.00%, 03/15/23 (c)	751,450
500,000	5.00%, 03/15/24 (c)	602,640
2,320,000	5.00%, 03/15/24 (c)	2,806,852
580,000	5.00%, 03/15/24 (c)	715,152
250,000	5.00%, 03/15/24 (c)	304,188
1,000,000	5.00%, 09/15/26 (c)	1,249,110
1,000,000	5.00%, 09/15/26 (c)	1,270,470
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
1,000,000	5.00%, 09/15/25 (c)	1,210,070
340,000	5.00%, 09/15/25 (c)	413,243
	New York State Dormitory Authority, State University Education Facilities Issue, Series A (RB)
1,050,000	5.00%, 05/15/22 (c)	1,246,885
935,000	5.00%, 05/15/22 (c)	1,108,143
250,000	5.00%, 05/15/22 (c)	298,200
250,000	5.00%, 05/15/22 (c)	297,173
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
150,000	5.00%, 03/15/24	186,602
645,000	5.00%, 03/15/25 (c)	814,351
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
440,000	4.00%, 06/15/22 (c)	501,072
875,000	5.00%, 06/15/22 (c)	1,055,066
1,100,000	5.00%, 06/15/22 (c)	1,323,058
3,600,000	5.00%, 06/15/23 (c)	4,429,008
1,250,000	5.00%, 06/15/24 (c)	1,558,675
1,585,000	5.00%, 06/15/24 (c)	1,939,406
125,000	5.00%, 06/15/24 (c)	152,653
965,000	5.00%, 06/15/26 (c)	1,185,811
750,000	5.00%, 06/15/26 (c)	934,050
500,000	5.00%, 06/15/26 (c)	626,150
Principal
Amount		Value

New York: (continued)
$1,200,000	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series D (RB) 5.00%, 06/15/22 (c)	$1,436,844
	New York State Thruway Authority, Series A (RB)
100,000	5.00%, 09/15/21 (c)	117,910
800,000	5.00%, 03/15/23 (c)	954,392
625,000	5.00%, 01/01/26 (c)	743,750
	New York State Thruway Authority, Series I (RB)
810,000	5.00%, 01/01/22 (c)	950,276
1,000,000	5.00%, 01/01/22 (c)	1,177,530
	New York State Thruway Authority, Series J (RB)
2,120,000	5.00%, 01/01/24 (c)	2,559,603
1,000,000	5.00%, 01/01/24 (c)	1,211,080
500,000	5.00%, 01/01/24 (c)	609,665
	New York State Thruway Authority, Series K (RB)
550,000	5.00%, 01/01/25 (c)	648,698
1,000,000	5.00%, 01/01/25 (c)	1,185,120
	New York State Thruway Authority, State Personal Income Tax, Series A (RB)
250,000	5.00%, 03/15/21 (c)	291,105
190,000	5.00%, 09/15/21 (c)	223,341
60,000	5.00%, 09/15/21 (c)	70,808
1,250,000	5.00%, 09/15/21 (c)	1,473,225
150,000	5.00%, 09/15/21 (c)	176,555
250,000	New York State Urban Development Corp., Series D (RB) 5.00%, 03/15/23	302,768
	New York State Urban Development Corp., State Personal Income, Series A (RB)
680,000	3.50%, 03/15/21 (c)	723,316
1,500,000	4.00%, 03/15/21 (c)	1,672,710
700,000	4.00%, 03/15/21 (c)	777,140
750,000	5.00%, 03/15/24 (c)	907,957
115,000	5.00%, 03/15/24 (c)	138,869
1,000,000	5.00%, 09/15/25 (c)	1,200,330
650,000	5.00%, 03/15/26 (c)	795,268
850,000	5.00%, 03/15/26	1,069,291
2,000,000	New York State Urban Development Corp., State Personal Income, Series A-1 (RB) 5.00%, 03/15/23 (c)	2,404,640
2,000,000	New York State Urban Development Corp., State Personal Income, Series B (RB) 5.00%, 03/15/24 (c)	2,428,880
	New York State Urban Development Corp., State Personal Income, Series C (RB)
1,550,000	5.00%, 03/15/23 (c)	1,854,280
1,000,000	5.00%, 03/15/23 (c)	1,194,980
690,000	5.00%, 03/15/23 (c)	837,039
500,000	5.00%, 03/15/23 (c)	604,860

See Notes to Financial Statements 43

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New York: (continued)
$235,000	New York State Urban Development Corp., State Personal Income, Series E (RB) 5.00%, 03/15/23 (c)	$283,335
	New York State, Series E (GO)
1,000,000	4.00%, 12/15/21 (c)	1,123,730
800,000	4.00%, 12/15/21 (c)	901,088
250,000	Port Authority of New York and New Jersey, Series 179 (RB) 5.00%, 12/01/23 (c)	307,415
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	596,939
750,000	3.25%, 06/15/24 (c)	787,185
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,351,644
205,000	5.00%, 05/01/20 (c)	231,958
100,000	5.00%, 05/01/20 (c)	113,371
	Sales Tax Asset Receivable Corp., Series A (RB)
300,000	3.00%, 10/15/24 (c)	314,952
1,200,000	5.00%, 10/15/24 (c)	1,490,280
2,790,000	5.00%, 10/15/24 (c)	3,439,261
500,000	State of New York Mortgage Agency, Homeowner Mortgage, Series 195 (RB) 3.00%, 04/01/25 (c)	507,820
65,000	State of New York, Series E (GO) 5.00%, 12/15/21 (c)	77,329
875,000	Suffolk County Economic Development Corp. (RB) 5.00%, 07/01/21 (c)	980,884
65,000	Town of Brookhaven, New York (GO) 3.00%, 02/01/23 (c)	69,467
	Town of Brookhaven, Series A (GO)
640,000	3.00%, 02/01/23	705,446
250,000	4.00%, 02/01/23 (c)	280,145
100,000	Town of Oyster Bay (GO) (AGM) 4.00%, 08/01/22 (c)	105,345
	Town of Oyster Bay, New York (GO) (AGM)
265,000	3.00%, 03/01/21 (c)	273,700
485,000	4.00%, 08/01/22 (c)	514,347
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
130,000	3.00%, 03/01/21 (c)	132,755
175,000	3.25%, 03/01/21 (c)	179,552
	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM)
100,000	4.00%, 11/01/20 (c)	105,124
875,000	4.00%, 11/01/20 (c)	939,076
	Triborough Bridge and Tunnel Authority, Series A (RB)
1,000,000	2.79%, 11/15/30 ^	662,100
455,000	5.00%, 01/01/22 (c)	536,026
900,000	5.00%, 05/15/23 (c)	1,081,062
Principal
Amount		Value

New York: (continued)
$6,305,000	5.00%, 05/15/23 (c)	$7,655,909
1,370,000	5.00%, 05/15/23 (c)	1,661,646
1,000,000	5.00%, 05/15/23 (c)	1,210,110
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,345,000	2.83%, 11/15/32 ^	831,775
975,000	4.00%, 11/15/22 (c)	1,112,075
1,980,000	5.00%, 11/15/22	2,394,830
500,000	5.00%, 11/15/22 (c)	600,265
200,000	5.00%, 11/15/22 (c)	240,362
1,000,000	5.00%, 11/15/22 (c)	1,210,150
1,310,000	5.00%, 11/15/23 (c)	1,600,283
	Utility Debt Securitization Authority (RB)
865,000	3.00%, 12/15/25 (c)	886,538
1,675,000	5.00%, 12/15/25 (c)	2,044,991
1,000,000	5.00%, 06/15/26 (c)	1,241,470
500,000	5.00%, 06/15/26 (c)	613,445
	Utility Debt Securitization Authority, Series E (RB)
1,250,000	5.00%, 12/15/23 (c)	1,517,900
1,675,000	5.00%, 12/15/23 (c)	2,037,738
1,005,000	5.00%, 12/15/23 (c)	1,226,401
		254,041,528
North Carolina: 1.0%
400,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	462,448
350,000	City of Raleigh, Combined Enterprise System, Series A (RB) 5.00%, 03/01/23 (c)	426,752
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,248,780
500,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/25	640,670
1,805,000	County of Wake, North Carolina (GO) 3.00%, 09/01/24 (c)	1,966,602
90,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/24	113,181
	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB)
1,000,000	5.00%, 10/01/22 (c)	1,165,240
250,000	5.00%, 06/01/27	320,083
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 2.00%, 01/01/18 (c)	355,288
1,000,000	North Carolina Municipal Power Agency No. 1, Series B (RB) 5.00%, 01/01/22 (c)	1,165,600
20,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/21 (c)	23,620
750,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series C (RB) 5.00%, 05/01/21 (c)	869,700

See Notes to Financial Statements

44

Principal
Amount		Value

North Carolina: (continued)
$540,000	North Carolina State, Series C (RB) 5.00%, 05/01/24 (c)	$665,323
	State of North Carolina, Series A (RB)
95,000	2.25%, 05/01/23 (c)	96,323
1,000,000	5.00%, 06/01/23	1,230,400
	State of North Carolina, Series B (RB)
250,000	5.00%, 06/01/24	310,028
75,000	5.00%, 06/01/26	95,573
1,500,000	5.00%, 06/01/26 (c)	1,922,055
	State of North Carolina, Series C (RB)
1,040,000	5.00%, 05/01/24 (c)	1,263,402
1,315,000	5.00%, 05/01/24	1,643,263
150,000	The Charlotte-Mecklenburg Hospital Authority (RB) 5.00%, 01/15/22 (c)	172,035
		16,156,366
North Dakota: 0.1%
1,060,000	North Dakota Public Finance Authority, Series A (RB) 5.00%, 10/01/24 (c)	1,264,220
Ohio: 2.9%
20,000	American Municipal Power, Inc., AMP Fremont Energy Center, Series B (RB) 4.00%, 02/15/22 (c)	21,363
670,000	American Municipal Power, Inc., Prairie State Energy Campus, Series A (RB) 5.00%, 02/15/20 (c)	743,928
	City of Columbus, Ohio Sewerage Revenue (RB)
250,000	5.00%, 12/01/24 (c)	301,953
300,000	5.00%, 12/01/24 (c)	370,092
500,000	5.00%, 12/01/24 (c)	619,780
	City of Columbus, Ohio, Series A (GO)
1,890,000	3.00%, 02/15/24 (c)	2,000,357
800,000	4.00%, 02/15/24 (c)	891,272
750,000	5.00%, 07/01/23	922,207
100,000	5.00%, 08/15/23 (c)	121,843
1,975,000	5.00%, 02/15/24 (c)	2,421,172
2,295,000	City of Columbus, Various Purpose, Series 1 (GO) 5.00%, 07/01/23 (c)	2,823,584
	City of Columbus, Various Purpose, Series A (GO)
750,000	3.00%, 07/01/25 (c)	802,575
300,000	3.00%, 07/01/25 (c)	309,012
500,000	3.00%, 07/01/25 (c)	520,935
910,000	3.00%, 08/15/25 (c)	916,279
750,000	3.10%, 07/01/25 (c)	773,602
1,750,000	3.20%, 07/01/25 (c)	1,802,097
100,000	5.00%, 08/15/22 (c)	120,115
1,000,000	5.00%, 08/15/22 (c)	1,204,860
1,000,000	5.00%, 08/15/22 (c)	1,204,860
1,000,000	City of Toledo, Water System Revenue (RB) 5.00%, 05/15/23 (c)	1,176,840
Principal
Amount		Value

Ohio: (continued)
$330,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	$390,123
	County of Franklin, Ohio Hospital Facilities Revenue, Ohiohealth Corp. (RB)
1,000,000	5.00%, 05/15/23 (c)	1,191,650
60,000	5.00%, 05/15/23 (c)	72,607
	County of Hamilton, Ohio Healthcare Facilities, The Christ Hospital Project (RB) (AGM)
870,000	4.00%, 06/01/22 (c)	912,534
790,000	5.25%, 06/01/22 (c)	929,877
375,000	County of Hamilton, Ohio Sewer System Revenue, Series A (RB) 5.00%, 12/01/24 (c)	452,006
	County of Hamilton, Ohio The Christ Hospital Project (RB)
695,000	5.25%, 06/01/22 (c)	810,850
500,000	5.25%, 06/01/22 (c)	584,780
75,000	Cuyahoga County, Various Purpose (RB) 3.00%, 12/01/24 (c)	77,393
750,000	Dayton Metro Library, Series A (GO) 3.25%, 12/01/21 (c)	770,880
1,220,000	Hamilton County, Ohio Sewer System Improvement, Series A (RB) 5.00%, 12/01/22	1,474,236
	Ohio State Common Schools, Series A (GO)
750,000	5.00%, 09/15/22	906,247
2,675,000	5.00%, 09/15/23	3,293,487
1,000,000	Ohio Water Development Authority, Fresh Water, Series B (RB) 5.00%, 12/01/26 (c)	1,238,570
70,000	Ohio Water Development Authority, Water Pollution Control (RB) 5.00%, 12/01/24	87,846
85,000	Promedica Healthcare Obligated Group, Ohio Hospital, Series D (RB) 5.00%, 11/15/21 (c)	96,846
895,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/23	1,099,069
	State of Ohio, Highway Capital Improvement, Series R (GO)
3,000,000	5.00%, 05/01/24 (c)	3,642,120
1,000,000	5.00%, 05/01/24 (c)	1,234,460
500,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	619,850
1,100,000	State of Ohio, Major New State Infrastructure Project (RB) 5.00%, 06/15/22 (c)	1,305,975
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	618,780
3,000,000	State of Ohio, Series A (GO) 5.00%, 09/15/26	3,839,280

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Ohio: (continued)
$1,345,000	State of Ohio, University Hospitals Health System, Series A (RB) 5.00%, 01/15/23 (c)	$1,541,128
		47,259,320
Oklahoma: 0.2%
	Grand River Dam Authority, Series A (RB)
750,000	5.00%, 06/01/24 (c)	886,642
65,000	5.00%, 06/01/24 (c)	77,189
1,000,000	Oklahoma Capital Improvement Authority, Series A (RB) 5.00%, 07/01/24 (c)	1,193,280
90,000	Oklahoma City Water Utilities Trust, Water and Sewer Revenue (RB) 5.00%, 07/01/23 (c)	110,987
1,540,000	Oklahoma Turnpike Authority (RB) 5.00%, 01/01/21 (c)	1,776,806
		4,044,904
Oregon: 0.6%
100,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, Series B (GO) (SBG) 4.00%, 06/15/22 (c)	112,498
375,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	423,716
500,000	Clackamas County School District No. 12 North Clackamas (GO) (SBG) 5.00%, 06/15/24 (c)	607,050
1,000,000	Department of Administrative Services, Oregon State Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	1,233,790
	Metro, Oregon, Series A (GO)
500,000	4.00%, 06/01/22 (c)	564,925
400,000	5.00%, 06/01/22 (c)	478,664
75,000	Metro, Series A (GO) 5.00%, 06/01/22 (c)	90,017
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	243,248
	State of Oregon Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
10,000	5.00%, 11/15/22	12,140
200,000	5.00%, 11/15/23	247,160
700,000	5.00%, 11/15/24 (c)	856,289
745,000	5.00%, 11/15/24 (c)	921,312
65,000	5.00%, 11/15/24 (c)	80,877
200,000	5.00%, 11/15/24 (c)	244,654
225,000	5.00%, 11/15/24	282,839
1,850,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB) 5.00%, 04/01/25 (c)	2,297,089
	State of Oregon, Series A (GO)
550,000	5.00%, 08/01/23 (c)	665,181
180,000	5.00%, 08/01/23 (c)	219,103
Principal
Amount		Value

Oregon: (continued)
$500,000	State of Oregon, Series F (GO) 5.00%, 05/01/23 (c)	$607,905
		10,188,457
Pennsylvania: 3.9%
1,625,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/25 (c)	1,942,866
450,000	Bensalem Township School District (GO) (SAW) 5.00%, 12/01/23 (c)	542,633
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,185,430
	City of Philadelphia, Series A (GO)
1,000,000	5.00%, 08/01/25 (c)	1,193,500
450,000	5.25%, 07/15/21 (c)	522,077
	Commonwealth of Pennsylvania, First Refunding Series (GO)
500,000	4.00%, 07/01/23	567,405
500,000	5.00%, 07/01/23	598,615
750,000	5.00%, 09/15/25	918,982
	Commonwealth of Pennsylvania, First Series (GO)
925,000	5.00%, 11/15/21 (c)	1,083,832
570,000	5.00%, 11/15/21 (c)	664,859
720,000	5.00%, 11/15/21 (c)	848,614
1,095,000	5.00%, 11/15/21 (c)	1,285,935
2,095,000	5.00%, 06/01/22 (c)	2,441,974
3,125,000	5.00%, 06/01/22 (c)	3,660,625
1,250,000	5.00%, 06/01/22 (c)	1,471,525
3,250,000	5.00%, 04/01/23 (c)	3,859,700
2,650,000	5.00%, 04/01/23 (c)	3,133,068
1,000,000	5.00%, 04/01/23	1,192,260
2,150,000	5.00%, 04/01/23 (c)	2,564,799
500,000	5.00%, 06/15/24 (c)	605,475
500,000	5.00%, 06/15/24	605,870
1,780,000	5.00%, 03/15/25 (c)	2,086,160
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
650,000	3.00%, 09/15/26 (c)	641,498
300,000	4.00%, 10/15/23 (c)	333,804
250,000	4.00%, 09/15/26 (c)	275,475
500,000	5.00%, 10/15/23 (c)	598,305
860,000	5.00%, 10/15/23 (c)	1,014,396
420,000	5.00%, 10/15/23 (c)	504,995
500,000	5.00%, 10/15/23 (c)	604,080
1,000,000	5.00%, 10/15/23 (c)	1,172,490
3,210,000	5.00%, 09/15/26	3,974,269
750,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	912,690
500,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	577,270
	Douphin Country General Authority Health System, Series A (RB)
1,500,000	3.00%, 06/01/26 (c)	1,429,920
400,000	4.00%, 06/01/26 (c)	427,572

See Notes to Financial Statements

46

Principal
Amount		Value

Pennsylvania: (continued)
	Hospitals and Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project, Series D (RB)
$25,000	5.00%, 07/01/21 (c)	$28,839
305,000	5.00%, 07/01/21 (c)	349,472
	Monroeville Finance Authority (RB)
940,000	5.00%, 02/15/26	1,165,224
1,225,000	5.00%, 02/15/27	1,535,243
250,000	Montgomery County Industrial Development Authority, Lofe Communities, Inc. (RB) 5.00%, 05/15/22 (c)	287,123
100,000	Pennsylvania Gas Works Revenue, Thirteenth Series (RB) 5.00%, 08/01/24	120,546
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	548,280
500,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/26 (c)	593,090
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania, Health System, Series A (RB)
250,000	5.00%, 08/15/22 (c)	292,698
40,000	5.00%, 08/15/22 (c)	47,678
725,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 114C (RB) 3.30%, 10/01/21 (c)	739,674
125,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	128,911
	Pennsylvania Turnpike Commission (RB)
1,600,000	3.00%, 06/01/26 (c)	1,538,096
870,000	3.00%, 06/01/26 (c)	844,892
2,660,000	4.00%, 06/01/26 (c)	2,805,076
500,000	5.00%, 12/01/25 (c)	595,575
	Pennsylvania Turnpike Commission, Series C (RB)
400,000	5.00%, 12/01/24 (c)	473,048
1,000,000	5.50%, 12/01/23 (c)	1,218,840
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,217,300
1,000,000	5.00%, 10/01/26 (c)	1,173,160
1,000,000	5.00%, 10/01/26 (c)	1,178,800
	St. Mary Hospital Authority, Catholic Health East Issue, Series A (RB)
60,000	5.00%, 05/15/20 (c)	67,664
150,000	5.25%, 05/15/20 (c)	171,234
1,750,000	State Public School Building Authority (RB) (SAW) 5.00%, 12/01/26 (c)	2,026,832
		64,590,263
Principal
Amount		Value

Rhode Island: 0.3%
	Rhode Island Health and Educational Building Corp., Series A (RB)
$500,000	4.00%, 05/15/26 (c)	$556,530
385,000	5.00%, 05/15/25 (c)	460,183
1,275,000	State of Rhode Island, Series A (GO) 5.50%, 08/01/21 (c)	1,523,179
	State of Rhode Island, Series D (GO)
1,000,000	5.00%, 08/01/24 (c)	1,218,220
250,000	5.00%, 08/01/24 (c)	306,570
175,000	5.00%, 08/01/24	215,735
		4,280,417
South Carolina: 1.0%
	Berkeley County, South Carolina School District, Series A (GO)
325,000	3.00%, 03/01/24 (c)	345,446
150,000	3.00%, 03/01/24 (c)	160,598
150,000	Charleston Educational Excellence Finance Corp (RB) 5.00%, 12/01/24 (c)	179,943
	Charleston Educational Excellence Finance Corp. (RB)
245,000	5.00%, 12/01/23 (c)	295,612
920,000	5.00%, 12/01/23 (c)	1,097,275
105,000	5.00%, 12/01/23 (c)	127,856
300,000	5.00%, 12/01/23	365,976
50,000	5.00%, 12/01/23 (c)	61,108
895,000	Charleston Educational Excellence Finance Corp., County School District (RB) 5.00%, 12/01/24	1,107,133
1,000,000	Greenville Hospital System Board of Trustees (RB) 5.00%, 05/01/22 (c)	1,157,620
150,000	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB) 3.25%, 06/01/26 (c)	152,975
400,000	Kershaw County School District (RB) 3.38%, 12/01/25 (c)	420,616
500,000	Richland County, South Carolina School District No. 1, Series A (GO) 5.00%, 09/01/21 (c)	584,500
100,000	School District No. 2 of Dorchester County, Series A (GO) 4.00%, 03/01/24 (c)	113,421
	South Carolina Jobs Economic Development Authority, Bon Secours Health System Obligated Group (RB)
1,000,000	3.75%, 11/01/22 (c)	1,076,110
350,000	5.00%, 11/01/22 (c)	409,469
	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB)
220,000	5.00%, 08/01/23 (c)	253,933
395,000	5.25%, 08/01/23 (c)	453,037
1,500,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	1,798,200

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

South Carolina: (continued)
	South Carolina State Public Service Authority, Series A (RB)
$900,000	5.00%, 12/01/21 (c)	$1,046,268
60,000	5.00%, 12/01/24	73,968
5,000,000	South Carolina Transportation Infrastructure Bank (RB) 2.25%, 10/01/25 (c)	4,405,500
		15,686,564
Tennessee: 0.6%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	918,974
715,000	City of Knoxville, Wastewater
	System Revenue, Series A (RB) 3.00%, 04/01/21 (c)	725,346
1,200,000	County of Shelby, Tennessee (GO) 5.00%, 03/01/24	1,483,836
680,000	Knox County Health Educational and Housing Facility Board, Series A (RB) 5.00%, 01/01/23 (c)	787,848
245,000	Memphis Center City Revenue Finance Corp., Series B (RB) (AGM) 5.25%, 11/01/21 (c)	288,017
1,485,000	Memphis, Tennessee General Improvement Refunding, Series A (GO) 5.00%, 11/01/23	1,821,159
500,000	Metropolitan Government of Nashville & Davidson County, Tennessee (GO) 5.00%, 07/01/23	612,665
	Metropolitan Government of Nashville and Davidson County (GO)
1,600,000	4.00%, 07/01/26 (c)	1,807,744
545,000	4.00%, 07/01/26 (c)	619,278
515,000	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB) 5.00%, 07/01/26 (c)	619,004
500,000	State of Tennessee, Series B (GO) 2.00%, 10/01/20 (c)	506,220
		10,190,091
Texas: 10.6%
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	611,785
	Austin Independent School District, Series B (GO)
750,000	5.00%, 08/01/24	931,320
500,000	5.00%, 08/01/26 (c)	624,660
300,000	Bexar County Hospital District (GO) 5.00%, 02/15/25	371,997
250,000	Birdville Independent School District (GO) 5.00%, 02/15/25 (c)	301,683
Principal
Amount		Value

Texas: (continued)
$2,000,000	Board of Regents of Texas A&M University System, Series D (RB) 5.00%, 05/15/25	$2,516,760
1,880,000	Board of Regents of Texas State University System, Series A (RB) 5.00%, 03/15/25 (c)	2,297,886
500,000	Board of Regents of Texas State University System, Series E (RB) 5.00%, 08/15/27	645,955
	Board of Regents of University of Texas System, Series A (RB)
450,000	5.00%, 02/15/22 (c)	536,009
505,000	5.00%, 07/01/25 (c)	614,161
750,000	Board of Regents of University of Texas System, Series D (RB) 5.00%, 08/15/24	935,280
500,000	Board of Regents, A and M University System, Series A (RB) 5.50%, 07/01/25 (c)	647,275
500,000	Brownsville, Texas Utilities System Revenue, Series A (RB) 5.00%, 09/01/23 (c)	590,030
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	289,348
675,000	5.00%, 01/01/26 (c)	785,349
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
230,000	5.00%, 01/01/23 (c)	259,971
200,000	5.00%, 07/01/25 (c)	231,790
500,000	Cities of Dallas and Fort Worth, International Airport Joint Revenue, Series F (RB) 5.00%, 11/01/23 (c)	605,440
	City of Austin, Texas, Water & Wastewater System Revenue (RB)
1,000,000	3.70%, 05/15/23 (c)	1,100,410
50,000	5.00%, 11/15/22 (c)	60,219
50,000	5.00%, 05/15/23 (c)	61,096
1,000,000	5.00%, 05/15/24 (c)	1,210,380
650,000	5.00%, 05/15/24 (c)	779,200
1,000,000	5.00%, 05/15/24 (c)	1,203,400
	City of Austin, Water and Wastewater System Revenue (RB)
400,000	5.00%, 11/15/21 (c)	472,736
500,000	5.00%, 11/15/22 (c)	599,625
1,400,000	5.00%, 11/15/26 (c)	1,711,668
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	590,405
1,175,000	5.00%, 02/15/24 (c)	1,414,547
4,750,000	5.00%, 02/15/24 (c)	5,804,880
500,000	5.00%, 02/15/25 (c)	595,045
1,500,000	5.00%, 02/15/25 (c)	1,815,150
400,000	City of Dallas, Series A (GO) 5.00%, 02/15/23 (c)	477,648

See Notes to Financial Statements

48

Principal
Amount		Value

Texas: (continued)
	City of Dallas, Waterworks and Sewer System, Series A (RB)
$30,000	5.00%, 10/01/22 (c)	$36,486
1,000,000	5.00%, 10/01/25 (c)	1,224,530
1,425,000	5.00%, 10/01/25 (c)	1,756,626
1,350,000	5.00%, 10/01/26 (c)	1,661,958
1,150,000	5.00%, 10/01/26 (c)	1,423,757
400,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	485,048
1,000,000	City of Fort Worth (GO) 5.00%, 03/01/22 (c)	1,183,330
	City of Fort Worth and Dallas, Texas International Airport, Series G (RB)
50,000	5.00%, 11/01/20 (c)	57,275
1,490,000	5.00%, 11/01/20 (c)	1,708,926
1,250,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	1,539,550
1,000,000	City of Frisco (GO) 5.00%, 02/15/23 (c)	1,200,060
500,000	City of Houston, Combined Utility System Revenue, First Lien, Series B (RB) 5.00%, 11/15/26	633,665
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	768,190
1,000,000	5.00%, 03/01/24 (c)	1,190,000
635,000	5.00%, 03/01/26 (c)	755,853
200,000	5.00%, 03/01/26 (c)	240,442
700,000	City of Houston, Texas Combined Utility System Revenue, First Lien, Series C (RB) 5.00%, 05/15/24 (c)	838,600
	City of San Antonio, Electric and Gas Systems Revenue (RB)
1,500,000	5.00%, 08/01/22 (c)	1,783,335
1,040,000	5.00%, 02/01/23	1,258,941
1,000,000	5.00%, 08/01/26 (c)	1,266,410
500,000	5.25%, 02/01/25	634,235
	City of San Antonio, General Improvement (GO)
1,550,000	5.00%, 02/01/24 (c)	1,878,398
100,000	5.00%, 02/01/24	123,167
300,000	City of San Antonio, Public Facilities Corp. Improvement (RB) 3.00%, 09/15/22 (c)	304,194
1,070,000	City of San Antonio, Texas (GO) 5.00%, 02/01/24 (c)	1,279,078
	City of San Antonio, Water System Revenue (RB)
1,000,000	5.00%, 05/15/22 (c)	1,183,430
1,025,000	5.00%, 05/15/22 (c)	1,225,029
	City of San Antonio, Water System Revenue, Series A (RB)
515,000	5.00%, 05/15/20 (c)	579,071
500,000	5.00%, 05/15/26 (c)	604,030
50,000	Clear Creek Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	60,801
Principal
Amount		Value

Texas: (continued)
$1,000,000	Clear Creek Independent School District, Series B (GO) 5.00%, 02/15/22 (c)	$1,181,860
	Comal Independent School District, Series A (GO)
120,000	4.00%, 02/01/21 (c)	131,150
585,000	4.00%, 02/01/21 (c)	639,861
500,000	Conroe Independent School District, Series A (GO) 5.00%, 02/15/21 (c)	573,225
	County of Denton, Texas (GO)
875,000	5.00%, 07/15/20 (c)	991,139
1,000,000	5.00%, 07/15/20 (c)	1,136,630
500,000	County of Fort Bend, Series B (GO) 4.00%, 03/01/26 (c)	568,280
	County of Harris, Series A (GO)
1,080,000	5.00%, 10/01/25 (c)	1,325,430
1,000,000	5.00%, 10/01/25 (c)	1,235,460
250,000	5.00%, 10/01/25 (c)	314,885
250,000	County of Harris, Subordinate Lien, Series A (GO) 5.00%, 08/15/22 (c)	300,203
500,000	County of Harris, Texas (RB) 5.00%, 08/15/22 (c)	586,595
	County of Harris, Texas Toll Road, Senior Lien, Series A (RB)
1,250,000	5.00%, 08/15/26 (c)	1,500,450
1,250,000	5.00%, 08/15/26 (c)	1,507,625
1,500,000	5.00%, 08/15/26 (c)	1,829,445
1,500,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/25 (c)	1,827,825
	Cypress-Fairbanks Independent School District, Series C (GO)
100,000	5.00%, 02/15/23	121,244
700,000	5.00%, 02/15/24 (c)	849,583
100,000	Dallas and Fort Worth International Airport, Series D (RB) 5.25%, 11/01/23 (c)	118,109
75,000	Dallas and Fort Worth International Airport, Series G (RB) 5.00%, 11/01/20 (c)	85,391
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
75,000	5.00%, 12/01/22	90,727
90,000	5.00%, 12/01/25 (c)	110,383
500,000	5.00%, 12/01/25 (c)	626,780
	Dallas Independent School District (GO)
100,000	5.00%, 02/15/21 (c)	115,999
890,000	5.00%, 08/15/22 (c)	1,054,872
100,000	5.00%, 08/15/22 (c)	120,054
100,000	5.00%, 08/15/22	120,115
250,000	5.00%, 02/15/25	312,610
	Dallas Independent School District, Series A (GO)
1,000,000	5.00%, 08/15/24 (c)	1,219,240
100,000	5.00%, 08/15/24	124,290
385,000	Dallas, Texas, Series A (GO) 5.00%, 02/15/23 (c)	453,449

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
$1,330,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	$1,656,116
335,000	Eagle Mountain and Saginaw Independent School District (GO) 4.00%, 02/15/26 (c)	369,669
75,000	Ector County Independent School District (GO) 5.00%, 08/15/23 (c)	90,312
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	138,006
750,000	Fort Bend Independent School District (GO) 5.00%, 08/15/22 (c)	901,327
	Fort Worth Independent School District (GO)
500,000	5.00%, 02/15/26 (c)	625,535
750,000	5.00%, 02/15/26	947,730
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	301,850
2,000,000	Harris County Flood Control District Improvement, Series A (GO) 5.00%, 10/01/25 (c)	2,454,500
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
100,000	5.00%, 11/15/24 (c)	117,615
965,000	5.00%, 11/15/24 (c)	1,141,904
1,225,000	5.00%, 11/15/24 (c)	1,459,404
	Harris County, Texas Cultural Education Facilities Finance Corp. (RB)
1,000,000	3.00%, 05/15/26 (c)	944,930
500,000	3.00%, 05/15/26 (c)	484,645
1,755,000	5.00%, 12/01/24 (c)	2,086,800
425,000	Harris County, Texas Cultural Education Facilities Finance Corp., Series 1 (RB) 5.00%, 10/01/23	517,008
	Harris County, Texas Cultural Education Facilities Finance Corp., Series A (RB)
150,000	5.00%, 12/01/22 (c)	174,977
120,000	5.00%, 12/01/22 (c)	140,654
725,000	Harris County, Texas Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/21 (c)	840,007
500,000	Harris County, Texas Flood Control District (GO) 5.00%, 10/01/24 (c)	613,755
	Harris County, Texas Flood Control District, Series A (GO)
500,000	5.00%, 10/01/24 (c)	609,650
250,000	5.00%, 10/01/25 (c)	308,865
1,000,000	5.00%, 10/01/25 (c)	1,244,660
1,480,000	Harris County, Texas Unlimited Tax Road Refunding, Series A (GO) 5.00%, 10/01/22 (c)	1,790,060
Principal
Amount		Value

Texas: (continued)
$1,000,000	Houston Combined Utility System Revenue, First Lien, Series A (RB) 5.00%, 11/15/24 (c)	$1,219,120
70,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/26 (c)	85,781
100,000	Houston Independent School District, Limited Tax School House, Series C (GO) 4.00%, 02/15/23 (c)	113,284
250,000	Houston, Texas Independent School District, Series A (GO) 5.00%, 02/15/23 (c)	301,775
	Houston, Texas Public Improvement Refunding, Series A (GO)
1,000,000	5.00%, 03/01/21 (c)	1,149,560
1,840,000	5.00%, 03/01/23 (c)	2,210,576
750,000	5.00%, 03/01/24 (c)	897,547
	Humble Independent School District (GO)
250,000	4.00%, 02/15/26 (c)	273,938
500,000	5.00%, 02/15/25	623,910
1,200,000	Irving Independent School District, Series A (GO) 5.00%, 02/15/24	1,476,636
120,000	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO) 5.00%, 02/15/25 (c)	148,073
315,000	Keller Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	343,007
350,000	Leander Independent School District, Series A (GO) 5.00%, 08/15/23 (c)	424,946
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,196,780
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
240,000	4.00%, 05/15/22 (c)	255,300
155,000	4.00%, 05/15/22 (c)	166,033
55,000	Lower Colorado River Authority, LCRA Transmission Services Corp. Project, Series A (RB) 5.00%, 05/15/23 (c)	64,837
	Lower Colorado River Authority, Series A (RB)
600,000	5.00%, 05/15/22 (c)	696,228
990,000	5.00%, 05/15/22 (c)	1,163,547
	Lower Colorado River Authority, Series B (RB)
675,000	5.00%, 05/15/22 (c)	782,102
660,000	5.00%, 05/15/22 (c)	768,108
1,370,000	5.00%, 05/15/22 (c)	1,602,256
370,000	5.00%, 05/15/25 (c)	438,184
380,000	5.00%, 05/15/25 (c)	459,082

See Notes to Financial Statements

50

Principal
Amount		Value

Texas: (continued)
$845,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	$901,370
250,000	Midland County Fresh Water Supply District No. 1, City of Midland Project (RB) 5.00%, 09/15/22 (c)	294,650
	New Hope Cultural Education Facilities Corp. (RB)
1,000,000	4.00%, 07/01/26 (c)	1,053,240
500,000	5.00%, 07/01/25 (c)	577,405
	North Texas Municipal Water District, Water System Revenue (RB)
95,000	3.00%, 09/01/25 (c)	97,675
650,000	4.00%, 03/01/22 (c)	704,412
1,430,000	5.00%, 09/01/25 (c)	1,759,944
85,000	5.00%, 09/01/25 (c)	105,384
215,000	5.25%, 03/01/22 (c)	258,329
305,000	5.25%, 03/01/22 (c)	365,945
1,485,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	1,735,995
750,000	North Texas Tollway Authority, Second Tier, Series B (RB) 5.00%, 01/01/24 (c)	877,035
	North Texas Tollway Authority, Special Project, Series D (RB)
550,000	5.00%, 09/01/21 (c)	637,368
530,000	5.25%, 09/01/21 (c)	625,193
1,080,000	5.25%, 09/01/21 (c)	1,273,979
1,850,000	Northside Independent School District (GO) 5.00%, 08/15/21 (c)	2,158,931
	Northwest Independent School District, Series A (GO)
1,000,000	5.00%, 02/15/24	1,232,070
1,000,000	5.00%, 02/15/25 (c)	1,231,360
500,000	Pasadena Independent School District, Unlimited Tax School Building (GO) 5.00%, 02/15/23 (c)	600,235
2,715,000	San Antonio Electric and Gas Systems Revenue (RB) 5.25%, 02/01/24	3,394,456
	San Antonio Independent School District, Unlimited Tax School Building (GO)
750,000	5.00%, 02/15/23	909,832
2,095,000	5.00%, 02/15/24	2,589,315
400,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/26 (c)	488,528
1,000,000	Spring Independent School District (GO) 5.00%, 08/15/25 (c)	1,245,080
	State of Texas, Transportation Commission (GO)
50,000	5.00%, 04/01/24 (c)	60,938
750,000	5.00%, 04/01/24 (c)	923,992
Principal
Amount		Value

Texas: (continued)
	State of Texas, Transportation Commission, Series A (GO)
$1,355,000	5.00%, 04/01/22 (c)	$1,602,897
1,955,000	5.00%, 10/01/24 (c)	2,386,938
1,000,000	5.00%, 10/01/25 (c)	1,250,220
30,000	Tarrant County, Cultural Education Facilities Finance Corp. (RB) 5.00%, 10/01/23 (c)	35,803
	Tarrant County, Texas Cultural Education Facilities Finance Corp. (RB)
820,000	5.00%, 10/01/23 (c)	963,000
235,000	5.25%, 10/01/23 (c)	279,389
	Tarrant Regional Water Control and Improvement District (RB)
2,500,000	5.00%, 03/01/25 (c)	3,083,425
1,025,000	5.00%, 03/01/25 (c)	1,274,003
1,000,000	5.00%, 03/01/25	1,249,930
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
225,000	5.00%, 12/15/22 (c)	252,644
230,000	5.00%, 12/15/22 (c)	260,606
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
50,000	5.00%, 12/15/22 (c)	57,018
145,000	5.00%, 12/15/22 (c)	162,036
550,000	5.00%, 12/15/22 (c)	612,337
1,000,000	5.00%, 12/15/22	1,170,010
2,850,000	5.00%, 12/15/22 (c)	3,288,415
500,000	5.00%, 12/15/22 (c)	573,840
465,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	590,806
1,000,000	Texas Transportation Commission State Highway Fund (RB) 5.00%, 10/01/26	1,281,950
	Texas Transportation Commission State Highway Fund, First Tier, Series A (RB)
1,000,000	5.00%, 04/01/23	1,217,260
2,690,000	5.00%, 04/01/24	3,330,973
125,000	Texas Transportation Commission, Central Tax Turnpike System, Second Tier, Series C (RB) 5.00%, 08/15/24 (c)	146,491
	Texas Water Development Board (RB)
150,000	5.00%, 10/15/25 (c)	185,598
595,000	5.00%, 10/15/26 (c)	743,143
1,000,000	Texas Water Development Board, Series A (RB) 5.00%, 10/15/25 (c)	1,241,940
80,000	Tomball Independent School District (GO) 5.00%, 02/15/24	98,690
400,000	University of Houston (RB) 5.00%, 02/15/21 (c)	456,256
650,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/22 (c)	774,234
75,000	Ysleta Independent School District (GO) 5.00%, 08/15/24 (c)	90,481
		173,334,015

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Utah: 0.1%
$605,000	Board of Education of Cache County School District (GO) (SBG) 4.00%, 06/15/24 (c)	$664,925
370,000	Canyons School District, Utah School Bond Guaranty Program (GO) (SBG) 3.00%, 06/15/22 (c)	374,007
600,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/26 (c)	667,272
155,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	189,438
		1,895,642
Virginia: 2.4%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	831,779
140,000	City of Richmond, Public Improvement, Series A (GO) (SAW) 5.00%, 03/01/23 (c)	169,943
530,000	City of Richmond, Public Utility Revenue, Series A (RB) 5.00%, 01/15/23 (c)	624,292
835,000	Commonwealth of Virginia, Series A-2 (GO) 4.00%, 06/01/21 (c)	923,894
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	625,740
1,000,000	5.00%, 06/01/25 (c)	1,259,620
90,000	5.00%, 06/01/25 (c)	114,434
1,340,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/23	1,658,692
1,375,000	County of Loudoun, Series A (GO) (SAW) 5.00%, 12/01/22 (c)	1,666,885
	Fairfax County, Public Improvement, Series B (GO) (SAW)
225,000	5.00%, 04/01/23	275,893
1,075,000	5.00%, 04/01/24	1,341,374
485,000	Fairfax County, Virginia Economic Development Authority (RB) 5.00%, 10/01/24 (c)	585,448
250,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	311,833
750,000	Upper Occoquan Sewage Authority (RB) 5.00%, 07/01/25 (c)	936,885
485,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/24	599,606
Principal
Amount		Value

Virginia: (continued)
$2,000,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series B (RB) (SAW) 5.00%, 09/01/23	$2,454,080
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
425,000	3.00%, 02/01/22 (c)	444,971
1,335,000	5.00%, 02/01/22 (c)	1,582,375
1,140,000	5.00%, 09/01/22 (c)	1,366,062
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22 (c)	118,530
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
1,000,000	3.00%, 09/01/24	1,091,820
1,000,000	5.00%, 09/01/26 (c)	1,253,250
1,000,000	5.00%, 09/01/26 (c)	1,263,380
1,100,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) 4.00%, 09/01/22 (c)	1,234,596
	Virginia Commonwealth Transportation Board, Capital Projects (RB)
250,000	4.00%, 05/15/24 (c)	275,423
1,000,000	5.00%, 05/15/24 (c)	1,228,440
	Virginia Commonwealth Transportation Board, Series A (RB)
150,000	5.00%, 03/15/23 (c)	181,458
450,000	5.00%, 03/15/23 (c)	537,143
1,450,000	5.00%, 03/15/23 (c)	1,751,165
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	128,130
475,000	3.00%, 08/01/24 (c)	496,047
700,000	3.00%, 08/01/26 (c)	693,035
1,000,000	5.00%, 08/01/25	1,261,500
	Virginia Public Building Authority, Series C (RB)
400,000	4.00%, 08/01/23	462,400
1,750,000	5.00%, 08/01/24 (c)	2,145,237
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	949,807
450,000	5.00%, 08/01/26 (c)	574,466
870,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	1,084,629
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,146,670

See Notes to Financial Statements

52

Principal
Amount		Value

Virginia: (continued)
$750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	$903,165
1,635,000	Virginia State Public School Authority, School Financing, Series A (RB) (SAW) 5.00%, 08/01/23	2,006,619
250,000	Virginia State, Resources Authority, Clean Water State (RB) 5.00%, 10/01/23 (c)	308,345
		38,869,061
Washington: 3.3%
	Central Puget Sound Regional Transit Authority, Sale Tax, Series S-1 (RB)
625,000	5.00%, 11/01/22 (c)	751,944
750,000	5.00%, 11/01/25 (c)	915,727
570,000	5.00%, 11/01/25 (c)	699,595
	Central Puget Sound Regional Transit Authority, Sale Tax and Motor Vehicle Excise Tax, Series P-1 (RB)
250,000	5.00%, 02/01/22 (c)	296,743
555,000	5.00%, 02/01/22 (c)	659,701
75,000	5.00%, 02/01/22 (c)	89,401
2,400,000	City of Seattle, Drainage and Wastewater System (RB) 4.00%, 04/01/26 (c)	2,678,856
1,000,000	City of Seattle, Water System Revenue (RB) 5.00%, 05/01/25 (c)	1,221,060
485,000	County of King, Series E (GO) 5.00%, 12/01/25 (c)	601,594
	County of King, Washington Sewer Revenue, Series A (GO)
150,000	5.00%, 07/01/24	187,121
1,000,000	5.00%, 01/01/25 (c)	1,208,100
850,000	Energy Northwest Colombia Generating Station Electric, Series A (RB) 5.00%, 07/01/24 (c)	1,021,572
	Energy Northwest Generating Station, Series A (RB)
90,000	4.00%, 07/01/24	105,514
200,000	5.00%, 07/01/23	243,788
610,000	Energy Northwest Project 1 Electric, Series A (RB) 5.00%, 07/01/25	765,324
1,000,000	Energy Northwest Project 1 Electric, Series C (RB) 5.00%, 07/01/24 (c)	1,228,020
5,000	Energy Northwest, Series C (RB) 5.00%, 07/01/24 (c)	6,254
80,000	Issaquah School District No. 411 King County (GO) (SBG) 4.00%, 06/01/26 (c)	88,510
80,000	King County, Washington Limited Tax, Sewer Revenue, Series A (GO) 5.00%, 07/01/23	98,197
Principal
Amount		Value

Washington: (continued)
$15,000	King County, Washington School District No. 409 Tahoma (GO) (SBG) 5.00%, 12/01/23 (c)	$18,110
1,025,000	King County, Washington Sewer Revenue, Series A (RB) 5.00%, 01/01/23 (c)	1,241,398
550,000	Olympia School District No. 111 Thurston County , Series B (GO) (SBG) 5.00%, 06/01/22 (c)	656,854
975,000	Pierce County School District No. 10 Tacoma (GO) (SBG) 5.00%, 12/01/24	1,218,545
100,000	Port of Seattle, Intermediate Lien, Series A (RB) 5.00%, 08/01/22 (c)	119,619
20,000	Port of Seattle, Washington, Series A (RB) 5.00%, 08/01/22 (c)	23,597
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	625,915
1,000,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,247,900
	State of Washington, Federal Highway Grant Anticipation, SR 520 Corridor Program, Series C (RB)
200,000	5.00%, 09/01/23 (c)	241,084
115,000	5.00%, 09/01/23	140,192
850,000	State of Washington, Motor Vehicle Fuel Tax, Series D (GO) 3.00%, 07/01/23 (c)	867,518
	State of Washington, Motor Vehicle Fuel Tax, Series E (GO)
500,000	5.00%, 02/01/23 (c)	594,085
1,500,000	5.00%, 02/01/24 (c)	1,837,170
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
520,000	3.13%, 07/01/22 (c)	535,382
300,000	5.00%, 07/01/24 (c)	367,926
2,050,000	5.00%, 07/01/24	2,540,626
	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO)
2,000,000	5.00%, 07/01/22 (c)	2,402,580
355,000	5.00%, 07/01/23 (c)	427,235
1,000,000	5.00%, 01/01/25 (c)	1,200,650
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	1,200,650
50,000	State of Washington, Motor Vehicle Fuel Tax, SR 520 Corridor Program, Series C (GO) 5.00%, 06/01/21 (c)	58,268
	State of Washington, Various Purpose, Series A (GO)
855,000	4.00%, 07/01/22	978,582
250,000	5.00%, 08/01/21 (c)	292,925
300,000	5.00%, 08/01/21 (c)	353,025
1,750,000	5.00%, 08/01/22 (c)	2,101,890

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Washington: (continued)
	State of Washington, Various Purpose, Series A (GO) (continued)
$835,000	5.00%, 08/01/23 (c)	$1,006,910
1,000,000	5.00%, 08/01/26 (c)	1,218,850
1,000,000	5.00%, 08/01/26 (c)	1,234,460
1,000,000	State of Washington, Various Purpose, Series A-1 (GO) 5.00%, 08/01/25 (c)	1,198,710
	State of Washington, Various Purpose, Series D (GO)
240,000	5.00%, 02/01/22 (c)	284,338
535,000	5.00%, 02/01/23	647,628
1,675,000	5.00%, 02/01/23 (c)	1,985,846
	State of Washington, Various Purpose, Series R-A (GO)
2,000,000	4.00%, 07/01/24 (c)	2,313,520
375,000	5.00%, 07/01/21 (c)	440,336
	State of Washington, Various Purpose, Series R-C (GO)
295,000	4.00%, 07/01/23 (c)	329,665
625,000	5.00%, 07/01/22 (c)	748,919
50,000	5.00%, 01/01/25 (c)	59,704
350,000	5.00%, 01/01/25 (c)	424,876
1,000,000	5.00%, 01/01/25 (c)	1,221,470
630,000	State of Washington, Various Purpose, Series R-E (GO) 5.00%, 01/01/25 (c)	752,270
170,000	Tacoma School District No. 10 of Pierce County (GO) (SBG) 5.00%, 12/01/25 (c)	207,565
940,000	Tobacco Settlement Authority (RB) 5.25%, 06/01/21 (c)	1,072,991
500,000	University of Washington, General Revenue, Series A (RB) 5.00%, 04/01/21 (c)	581,155
475,000	University of Washington, General Revenue, Series C (RB) 5.00%, 01/01/23 (c)	565,089
1,000,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/22	1,198,300
	Washington Health Care Facilities Authority, Providence Health and Services, Series A (RB)
225,000	5.00%, 10/01/22 (c)	257,589
75,000	5.00%, 10/01/22 (c)	87,121
325,000	Washington State University (RB) 5.00%, 04/01/25 (c)	383,851
1,975,000	Washington State, Various Purpose, Series A (GO) 5.00%, 08/01/23 (c)	2,348,413
		54,728,323
West Virginia: 0.2%
900,000	West Virginia Hospital Finance Authority (RB) 3.00%, 06/01/26 (c)	857,295
Principal
Amount		Value

West Virginia: (continued)
	West Virginia Hospital Finance Authority, Series A (RB)
450,000	5.00%, 06/01/25	$551,943
1,000,000	5.00%, 06/01/26	1,237,680
	West Virginia University Board of Governors, Series A (RB)
$500,000	5.00%, 10/01/22 (c)	593,650
580,000	5.00%, 10/01/22 (c)	692,236
		3,932,804
Wisconsin: 0.8%
560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	651,498
275,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/23	335,649
	State of Wisconsin, Series 2 (GO)
240,000	5.00%, 11/01/21 (c)	284,340
150,000	5.00%, 05/01/26 (c)	187,560
	State of Wisconsin, Series 3 (GO)
125,000	5.00%, 11/01/22 (c)	151,348
385,000	5.00%, 11/01/22 (c)	467,636
	State of Wisconsin, Series 4 (GO)
1,500,000	5.00%, 11/01/24 (c)	1,850,880
550,000	5.00%, 11/01/24 (c)	683,276
	State of Wisconsin, Series A (GO)
300,000	4.00%, 05/01/21 (c)	328,917
80,000	4.00%, 05/01/21 (c)	87,820
250,000	5.00%, 05/01/25 (c)	303,535
	State of Wisconsin, Series C (GO)
755,000	4.00%, 05/01/21 (c)	828,801
750,000	4.00%, 05/01/21 (c)	841,965
275,000	5.00%, 05/01/21 (c)	320,722
500,000	5.00%, 05/01/24 (c)	604,690
	Wisconsin Department of Transportation, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,213,670
500,000	5.00%, 07/01/24 (c)	609,615
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,092,780
305,000	5.00%, 11/01/24 (c)	363,597
205,000	Wisconsin Health and Educational Facilities Authority, Aurora Health Care, Inc., Series A (RB) 5.00%, 07/15/21 (c)	231,076
1,000,000	Wisconsin State Transportation, Series 0 (RB) 5.00%, 07/01/23 (c)	1,209,080
	Wisconsin State Transportation, Series 1 (RB)
75,000	5.00%, 07/01/22 (c)	88,792
35,000	5.00%, 07/01/22 (c)	41,666
800,000	5.00%, 07/01/23 (c)	970,072
		13,748,985
Total Municipal Bonds (Cost: $1,572,844,328)		1,611,426,824

See Notes to Financial Statements

54

Number
of Shares		Value

MONEY MARKET FUND: 0.3% (Cost: $4,348,799)
4,348,799	Dreyfus Government Cash Management Fund	$4,348,799
Total Investments: 98.6% (Cost: $1,577,193,127)		1,615,775,623
Other assets less liabilities: 1.4%		22,703,972
NET ASSETS: 100.0%		$1,638,479,595

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond–the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	7.4%	$120,357,435
Health Care	5.3	84,885,506
Housing	0.2	2,912,815
Industrial Revenue	0.4	5,736,224
Leasing	7.2	116,313,008
Local	17.9	289,373,501
Power	5.4	88,087,105
Solid Waste/Resource Recovery	0.0	809,428
Special Tax	11.4	184,814,682
State	23.0	370,975,034
Tobacco	0.1	1,275,533
Transportation	12.0	194,036,071
Water & Sewer	9.4	151,850,482
Money Market Fund	0.3	4,348,799
	100.0%	$1,615,775,623

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$1,611,426,824	$—	$1,611,426,824
Money Market Fund	4,348,799	—	—	4,348,799
Total	$4,348,799	$1,611,426,824	$—	$1,615,775,623

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.2%
Alabama: 2.1%
$1,000,000	County of Jefferson, Alabama Sewer Revenue, Series B (RB) (AGM) 6.63%, 10/01/23 (c) ^	$397,640
500,000	Decatur City Board of Education (ST) 5.00%, 02/01/25 (c)	576,485
750,000	Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB) 4.00%, 02/01/26 (c)	771,000
	Lower Alabama Gas District, Gas Project Revenue, Series A (RB)
500,000	5.00%, 09/01/34	604,025
950,000	5.00%, 09/01/46	1,187,899
250,000	State of Alabama (GO) 3.00%, 02/01/26 (c)	248,965
		3,786,014
Arizona: 2.0%
600,000	Arizona Board of Regents, Arizona State University Projects, Series A (RB) 5.00%, 07/01/22 (c)	688,944
750,000	Arizona Health Facilities Authority (RB) 5.00%, 01/01/24 (c)	861,082
900,000	Arizona Health Facilities Authority, Series A (RB) 3.75%, 01/01/22 (c)	909,234
	Maricopa County Industrial Development Authority (RB)
350,000	4.00%, 01/01/27 (c)	369,383
250,000	5.00%, 01/01/27 (c)	292,648
400,000	Salt River Project Agricultural Improvement & Power District, Arizona Salt River Project Electric System, Series A (RB) 5.00%, 06/01/25 (c)	473,376
		3,594,667
California: 18.9%
	Alameda Corridor Transportation Authority (RB) (AGM)
450,000	4.00%, 10/01/26 (c)	485,518
350,000	5.00%, 10/01/26 (c)	406,364
425,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	497,828
440,000	Bay Area Toll Authority (RB) 5.00%, 10/01/24 (c)	509,269
140,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	164,472
120,000	Bay Area Toll Authority, Series S-4 (RB) 5.25%, 04/01/23 (c)	141,692
	California Educational Facilities Authority (RB)
250,000	5.00%, 05/01/45	349,515
500,000	5.00%, 06/01/46	702,560
250,000	California Health Facilities Financing Authority (RB) 4.50%, 11/15/21 (c)	275,998
Principal Amount		Value

California: (continued)
	California Health Facilities Financing Authority, Series A (RB)
$520,000	4.00%, 03/01/23 (c)	$538,808
100,000	4.00%, 08/15/24 (c)	108,046
400,000	5.00%, 08/15/23 (c)	455,864
250,000	5.00%, 11/15/25 (c)	297,363
555,000	California Infrastructure & Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	586,191
	California State Public Works Board (RB)
500,000	3.50%, 12/01/25 (c)	516,510
500,000	4.00%, 12/01/25 (c)	546,115
500,000	4.00%, 12/01/25 (c)	544,030
495,000	California State Public Works Board, Series A (RB) 5.00%, 03/01/23 (c)	576,442
975,000	California State University, Series A (RB) 5.00%, 11/01/24 (c)	1,170,175
	California Statewide Communities Development Authority (RB)
500,000	5.00%, 08/01/22 (c)	575,155
675,000	5.00%, 07/01/24 (c)	752,139
500,000	5.00%, 05/15/26 (c)	576,550
500,000	City of Los Angeles CA Wastewater System Revenue (RB) 4.00%, 06/01/25 (c)	540,705
	City of Los Angeles Department of Airports (RB)
500,000	5.00%, 05/15/22 (c)	588,230
135,000	5.00%, 05/15/25 (c)	159,312
50,000	City of San Francisco CA Public Utilities Commission Water Revenue, Series A (RB) 4.00%, 05/01/22 (c)	53,616
250,000	Cupertino Union School District (GO) 4.00%, 08/01/26 (c)	273,413
470,000	East Bay Municipal Utility District Water System Revenue (RB) 4.00%, 06/01/25 (c)	507,149
500,000	Eastern Municipal Water District, Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	595,330
500,000	El Camino Community College District (GO) 5.24%, 08/01/38 ^	242,620
305,000	El Camino Community College District, Series C (GO) 4.00%, 08/01/22 (c)	333,258
	Elk Grove Unified School District (CP)
250,000	3.00%, 02/01/26 (c)	238,918
665,000	3.13%, 02/01/26 (c)	633,698
	Golden State Tobacco Securitization Corp. (RB)
1,000,000	5.00%, 06/01/25 (c)	1,154,340
500,000	5.00%, 06/01/25 (c)	579,220
250,000	Imperial Irrigation District Electric System Revenue (RB) 5.00%, 05/01/26 (c)	300,893

See Notes to Financial Statements

56

Principal Amount		Value

California: (continued)
$780,000	Kaweah Delta Health Care District (RB) 5.00%, 06/01/25 (c)	$883,319
1,000,000	Los Angeles Department of Water & Power (RB) 5.00%, 01/01/26 (c)	1,184,640
335,000	Los Angeles Department of Water and Power, Series A (RB) 5.00%, 07/01/24 (c)	391,270
750,000	Metropolitan Water District of Southern California (RB) 5.00%, 07/01/25 (c)	890,685
400,000	Pasadena Unified School District (GO) 4.13%, 05/01/22 (c)	432,320
500,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	585,195
	Regents of the University of California, Series AR (RB)
250,000	4.00%, 05/15/26 (c)	274,948
500,000	5.00%, 05/15/26 (c)	608,285
475,000	Regents of University of California, Series AI (RB) 5.00%, 05/15/23 (c)	562,504
400,000	San Diego Unified School District, Series I (GO) 4.14%, 07/01/25 (c) ^	187,572
250,000	San Diego Unified School District/CA (GO) 4.00%, 07/01/25 (c)	273,930
250,000	San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) 4.00%, 10/01/25 (c)	275,793
465,000	San Jose, California Financing Authority Lease, Series A (RB) 5.00%, 06/01/23 (c)	545,877
125,000	San Mateo Union High School District (GO) 5.00%, 09/01/23 (c)	148,030
650,000	Santa Clara County, Series B (GO) 3.38%, 08/01/22 (c)	657,949
100,000	Semitropic Improvement District, Series A (RB) 4.00%, 12/01/22 (c)	106,951
	State of California (GO)
700,000	5.00%, 10/01/24 (c)	841,029
500,000	5.00%, 10/01/24 (c)	590,390
350,000	5.00%, 08/01/25 (c)	416,517
750,000	5.00%, 09/01/26 (c)	892,297
500,000	State of California Department of Veterans Affairs (RB) 3.38%, 06/01/26 (c)	494,975
635,000	State of California, Series CK (GO) 3.75%, 12/01/24 (c)	676,675
	State of California, Various Purpose (GO)
30,000	4.00%, 04/01/23 (c)	32,044
50,000	4.38%, 02/01/22 (c)	54,683
800,000	4.50%, 12/01/23 (c)	900,424
650,000	5.00%, 04/01/22 (c)	750,971
890,000	5.00%, 09/01/22 (c)	1,038,292
Principal Amount		Value

California: (continued)
$300,000	5.00%, 04/01/23 (c)	$348,021
1,200,000	5.00%, 11/01/23 (c)	1,408,224
500,000	West Contra Costa Unified School District (GO) 4.00%, 08/01/25 (c)	535,800
400,000	West Valley-Mission Community College District (GO) 4.00%, 08/01/22 (c)	444,808
		34,411,724
Colorado: 2.6%
	Colorado Health Facilities Authority (RB)
500,000	4.00%, 01/15/26 (c)	524,720
400,000	5.00%, 06/01/26 (c)	465,076
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
115,000	5.00%, 06/01/22 (c)	124,456
450,000	5.00%, 06/01/22 (c)	489,150
500,000	Joint School District No 27J in Adams and Weld Counties (GO) (SAW) 5.00%, 12/01/25 (c)	591,585
	Park Creek Metropolitan District (RB)
250,000	5.00%, 12/01/25 (c)	284,780
250,000	5.00%, 12/01/25 (c)	285,838
230,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	263,173
250,000	University of Colorado (RB) 3.00%, 06/01/26 (c)	232,635
1,250,000	University of Colorado Hospital Authority, Series A (RB) 5.00%, 11/15/22 (c)	1,433,800
		4,695,213
Connecticut: 0.6%
500,000	State of Connecticut (GO) 5.00%, 06/15/25 (c)	582,020
370,000	State of Connecticut, Series F (GO) 5.00%, 11/15/24 (c)	434,003
		1,016,023
District of Columbia: 1.2%
725,000	District of Columbia (RB) 5.00%, 01/15/26 (c)	836,374
500,000	District of Columbia, Association of American Medical College Issue, Series B (RB) 5.00%, 10/01/21 (c)	555,955
650,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	723,742
		2,116,071
Florida: 4.5%
400,000	Broward County, Florida, Water & Sewer Utility Revenue, Series A (RB) 5.00%, 10/01/22 (c)	468,528
400,000	Central Florida Expressway Authority, Series A (RB) 5.00%, 07/01/23 (c)	460,996

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
$500,000	City of Port St Lucie FL Utility System Revenue (RB) 3.00%, 09/01/26 (c)	$472,340
255,000	City of Tallahassee, Florida Health Facilities Authority (RB) 4.00%, 12/01/25 (c)	257,219
1,150,000	City of Tampa, Florida Health System, Series A (RB) 5.00%, 05/15/22 (c)	1,316,244
10,000	County of Broward, Florida Airport System Revenue (RB) 5.00%, 10/01/22 (c)	11,538
400,000	County of Miami-Dade, Florida Water & Sewer System Revenue (RB) 5.00%, 10/01/22 (c)	455,568
285,000	Jacksonville Transportation Authority (RB) 5.00%, 08/01/25 (c)	336,471
1,100,000	Miami-Dade County, Florida Transit System (RB) 5.00%, 07/01/22 (c)	1,264,329
700,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	732,669
825,000	Orange County, Florida Health Facilities Authority, Hospital Revenue, Orlando Health, Inc., Series A (RB) 5.00%, 04/01/22 (c)	914,215
500,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	592,910
750,000	Tampa Hillsborough County Expressway Authority, Series B (RB) 5.00%, 07/01/22 (c)	851,347
		8,134,374
Georgia: 1.2%
500,000	Georgia Higher Education Facilities Authority (RB) 4.13%, 06/15/25 (c)	542,420
500,000	Georgia Housing & Finance Authority (RB) 3.35%, 12/01/25 (c)	492,470
750,000	Private Colleges & Universities Authority, Emory University, Series A (RB) 5.00%, 10/01/23 (c)	880,267
250,000	Valdosta & Lowndes County, Georgia Hospital Authority, South Georgia Medical Project, Series B (RB) 5.00%, 10/01/21 (c)	277,978
		2,193,135
Hawaii: 0.7%
445,000	City & County of Hawaii, Series A (GO) 4.00%, 03/01/26 (c)	490,092
200,000	City & County of Honolulu, Hawaii (GO) 5.00%, 11/01/22 (c)	237,588
565,000	State of Hawaii, Series FB (GO) 3.00%, 04/01/26 (c)	548,745
		1,276,425
Principal Amount		Value

Idaho: 0.4%
	Idaho Health Facilities Authority, Series A (RB)
$250,000	5.00%, 03/01/22 (c)	$271,743
475,000	5.00%, 03/01/24 (c)	540,407
		812,150
Illinois: 2.9%
500,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/25 (c)	580,135
250,000	City of Chicago IL (GO) 5.00%, 01/01/26 (c)	254,583
150,000	City of Chicago IL Wastewater Transmission Revenue (RB) 5.00%, 01/01/22 (c)	161,414
420,000	City of Chicago, Sales Tax, Series A (RB) 4.38%, 01/01/22 (c)	424,133
500,000	City of Chicago, Series A (GO) 5.00%, 01/01/22 (c)	506,085
	Illinois Finance Authority (RB)
240,000	5.00%, 05/15/25 (c)	277,658
140,000	5.00%, 10/01/25 (c)	161,867
500,000	5.00%, 06/01/26 (c)	562,305
900,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.00%, 06/01/22 (c)	935,091
400,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	401,972
	State of Illinois (GO) (AGM)
250,000	4.38%, 04/01/24 (c)	261,835
455,000	5.00%, 03/01/22 (c)	475,279
300,000	State of Illinois, Series A (GO) 4.50%, 01/01/22 (c)	300,807
		5,303,164
Indiana: 0.7%
25,000	Carmel Redevelopment Authority, Series A (RB) 4.00%, 08/01/22 (c)	27,331
400,000	Indiana Finance Authority, Community Health Network, Series A (RB) 4.00%, 05/01/23 (c)	406,640
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	314,047
400,000	Indiana Municipal Power Agency (RB) 5.00%, 07/01/26 (c)	463,740
		1,211,758
Kentucky: 0.4%
500,000	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB) 4.25%, 07/01/25 (c)	527,525
250,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	293,195
		820,720

See Notes to Financial Statements

58

Principal Amount		Value

Louisiana: 1.8%
$525,000	City of Bossier City LA Utilities Revenue (RB) 5.00%, 10/01/24 (c)	$616,203
	Louisiana Local Government Environmental Facilities and Community Development Authority, Act 360 Project (RB)
500,000	5.00%, 10/01/24 (c)	571,840
750,000	5.00%, 10/01/24 (c)	863,467
	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB)
375,000	4.00%, 02/01/23 (c)	386,696
400,000	5.00%, 02/01/24 (c)	453,396
395,000	Louisiana Public Facilities Authority, Loyola University Project (RB) 5.00%, 10/01/21 (c)	432,517
		3,324,119
Maryland: 1.1%
400,000	City of Baltimore, Maryland (RB) 5.00%, 01/01/25 (c)	462,528
255,000	Maryland Health & Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	265,758
135,000	Maryland Health & Higher Educational Facilities Authority, Series A (RB) 4.00%, 07/01/22 (c)	138,924
390,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB) 4.00%, 07/01/26 (c)	413,739
250,000	University System of Maryland (RB) 3.00%, 04/01/26 (c)	252,455
500,000	Washington Suburban Sanitary Commission (GO) 4.00%, 06/01/24 (c)	542,835
		2,076,239
Massachusetts: 3.6%
	Boston Water & Sewer Commission (RB)
500,000	3.00%, 11/01/23 (c)	475,240
385,000	3.63%, 11/01/24 (c)	397,285
	Commonwealth of Massachusetts (GO)
425,000	3.25%, 09/01/25 (c)	426,938
790,000	4.00%, 09/01/25 (c)	839,493
750,000	4.00%, 09/01/25 (c)	795,802
270,000	4.50%, 12/01/21 (c)	298,855
250,000	5.00%, 08/01/21 (c)	286,708
635,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 07/01/25 (c)	693,223
325,000	Massachusetts Bay Transportation Authority, Series A (RB) 4.00%, 07/01/22 (c)	343,008
1,000,000	Massachusetts School Building Authority (RB) 5.00%, 08/15/25 (c)	1,183,890
Principal Amount		Value

Massachusetts: 3.6%
$400,000	Massachusetts School Building Authority, Senior Dedicated Sales Tax Bonds, Series B (RB) 5.00%, 10/15/21 (c)	$466,548
290,000	Massachusetts Water Resources Authority (RB) 4.00%, 08/01/26 (c)	318,710
		6,525,700
Michigan: 2.3%
500,000	Great Lakes Water Authority Sewage Disposal System Revenue (RB) 5.00%, 07/01/26 (c)	567,590
	Great Lakes Water Authority Water Supply System Revenue (RB)
500,000	5.00%, 07/01/26 (c)	561,445
500,000	5.00%, 07/01/26 (c)	567,150
	Karegnondi Water Authority, Michigan Water Supply System, Series A (RB)
345,000	4.50%, 11/01/23 (c)	375,843
120,000	5.00%, 11/01/23 (c)	133,520
500,000	L’Anse Creuse Public Schools (GO) (Q-SBLF) 3.75%, 05/01/25 (c)	515,050
	Michigan Finance Authority (RB)
700,000	4.00%, 06/01/25 (c)	742,784
150,000	5.00%, 12/01/21 (c)	171,701
500,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	556,390
		4,191,473
Minnesota: 0.9%
400,000	Minneapolis-St Paul Metropolitan Airports Commission, Series A (RB) 5.00%, 01/01/24 (c)	468,904
400,000	State of Minnesota, Series A (RB) 5.00%, 06/01/23 (c)	462,400
600,000	Western Minnesota Municipal Power Agency, Series A (RB) 5.00%, 01/01/24 (c)	706,812
		1,638,116
Missouri: 0.9%
450,000	City of Kansas City, Series E (RB) 3.13%, 04/01/25 (c)	433,831
85,000	Health & Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 11/15/23 (c)	95,021
250,000	Health & Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	258,685
350,000	Metropolitan St Louis Sewer District, Series A (RB) 5.00%, 05/01/22 (c)	400,067
500,000	Missouri Joint Municipal Electric Utility Commission (RB) 4.00%, 06/01/26 (c)	533,615
		1,721,219

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Nebraska: 1.7%
	Central Plains Energy Project, Nebraska Gas Project No. 3 (RB)
$1,250,000	5.00%, 09/01/22 (c)	$1,384,825
400,000	5.25%, 09/01/22 (c)	452,344
555,000	Omaha Public Power District, Series A (RB) 5.25%, 02/01/25 (c)	651,781
250,000	Omaha Public Power District, Series B (RB) 5.00%, 02/01/21 (c)	280,910
235,000	Omaha School District (GO) 3.13%, 12/15/24 (c)	245,023
		3,014,883
Nevada: 1.5%
510,000	Las Vegas Convention & Visitors Authority (RB) 4.00%, 07/01/26 (c)	540,610
1,000,000	Las Vegas Valley Water District (GO) 4.00%, 06/01/22 (c)	1,071,160
400,000	Las Vegas Valley, Nevada Water District, Series B (GO) 4.00%, 06/01/22 (c)	429,756
730,000	Washoe County, Nevada Highway Revenue (RB) 5.00%, 02/01/19 (c)	787,685
		2,829,211
New Jersey: 3.7%
130,000	New Jersey Educational Facilities Authority, Series A (RB) 5.00%, 07/01/24 (c)	148,342
150,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.25%, 07/01/23 (c)	170,720
	New Jersey State Transportation Trust Fund Authority, Series B (RB)
1,000,000	5.00%, 06/15/21 (c)	1,068,230
750,000	5.25%, 06/15/21 (c)	833,842
600,000	New Jersey State Turnpike Authority, Series A (RB) 5.00%, 07/01/22 (c)	687,228
	New Jersey Transportation Trust Fund Authority (RB)
400,000	5.00%, 06/15/22 (c)	434,376
270,000	5.00%, 06/15/23 (c)	296,066
500,000	5.00%, 06/15/24 (c)	542,435
1,250,000	New Jersey Turnpike Authority (RB) 5.00%, 01/01/25 (c)	1,438,525
420,000	Rutgers The State University of New Jersey (RB) 5.00%, 05/01/23 (c)	487,225
	Rutgers, State University of New Jersey, Series M (RB)
450,000	3.13%, 05/01/21 (c)	450,657
175,000	3.13%, 05/01/21 (c)	175,256
		6,732,902
Principal
Amount		Value

New York: 15.6%
	Build NYC Resource Corp., New York Law School Project (RB)
$665,000	4.00%, 01/01/26 (c)	$672,102
600,000	5.00%, 01/01/26 (c)	671,490
255,000	City of New York, Series A (GO) 3.50%, 08/01/24 (c)	261,258
	County of Nassau NY (GO)
350,000	5.00%, 04/01/23 (c)	401,527
400,000	5.00%, 04/01/26 (c)	464,448
	Hudson Yards Infrastructure Corp (RB)
200,000	5.25%, 02/15/21 (c)	226,990
55,000	5.75%, 02/15/21 (c)	64,312
600,000	Long Island Power Authority, Electric System General Revenue, Series A (RB) 5.00%, 09/01/22 (c)	696,390
	Metropolitan Transportation Authority (RB)
250,000	5.00%, 11/15/21 (c)	288,983
1,065,000	5.00%, 11/15/25 (c)	1,254,570
1,000,000	5.00%, 05/15/26 (c)	1,171,080
250,000	5.25%, 11/15/24 (c)	299,955
450,000	5.25%, 11/15/26 (c)	557,856
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	345,606
250,000	5.25%, 11/15/26 (c)	308,923
25,000	Metropolitan Transportation Authority, Series B (RB) 4.25%, 11/15/22 (c)	26,500
25,000	Metropolitan Transportation Authority, Series D (RB) 5.00%, 11/15/23 (c)	28,973
	Metropolitan Transportation Authority, Series E (RB)
550,000	5.00%, 11/15/22 (c)	641,294
650,000	5.00%, 11/15/23 (c)	757,854
150,000	Nassau County, New York General Improvement, Series A (GO) 4.00%, 04/01/22 (c)	158,822
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	591,515
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series CC (RB) 5.00%, 12/15/21 (c)	579,190
20,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	23,783
	New York City Municipal Water Finance Authority, Water & Sewer System, Series EE (RB)
500,000	5.00%, 06/15/23 (c)	592,180
485,000	5.00%, 06/15/23 (c)	563,323
845,000	5.00%, 06/15/24 (c)	1,004,849

See Notes to Financial Statements

60

Principal
Amount		Value

New York: (continued)
$500,000	New York City Transitional Finance Authority Building Aid Revenue (RB) (SAW) 4.00%, 01/15/26 (c)	$533,285
	New York City Transitional Finance Authority Future Tax Secured Revenue (RB)
1,380,000	3.00%, 02/01/26 (c)	1,372,272
500,000	5.00%, 08/01/24 (c)	592,525
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
700,000	3.00%, 02/01/26 (c)	681,681
550,000	3.00%, 02/01/26 (c)	540,133
600,000	New York City Transitional Finance Authority, Future Tax Secured, Series E-1 (RB) 5.00%, 02/01/22 (c)	694,680
	New York City Water & Sewer System (RB)
125,000	3.00%, 06/15/26 (c)	122,090
250,000	4.00%, 12/15/26 (c)	271,898
475,000	5.00%, 12/15/22 (c)	553,969
500,000	5.00%, 06/15/25 (c)	586,610
325,000	5.25%, 12/15/21 (c)	382,701
	New York Liberty Development Corp., 4 World Trade Center Project (RB)
600,000	5.00%, 11/15/21 (c)	684,540
1,050,000	5.75%, 11/15/21 (c)	1,229,949
500,000	New York Liberty Development Corp., Secured by Port Authority Consolidated Bonds (RB) 5.00%, 12/15/21 (c)	579,190
	New York State Dormitory Authority (RB)
375,000	4.00%, 07/01/26 (c)	408,206
200,000	4.00%, 07/01/26 (c)	222,694
	New York State Dormitory Authority, Series A (RB)
300,000	5.00%, 03/15/23 (c)	350,418
135,000	5.00%, 03/15/24 (c)	160,473
	New York State Thruway Authority (RB)
25,000	4.00%, 01/01/26 (c)	26,171
450,000	5.00%, 01/01/26 (c)	528,300
250,000	5.00%, 01/01/26 (c)	293,060
300,000	New York State Thruway Authority, Series I (RB) 5.00%, 01/01/22 (c)	342,810
	New York State Urban Development Corp. (RB)
250,000	5.00%, 09/15/25 (c)	296,145
500,000	5.00%, 09/15/25 (c)	593,595
500,000	Port Authority of New York & New Jersey (RB) 5.00%, 10/15/25 (c)	589,580
15,000	Port Authority of New York & New Jersey, Series 171 (RB) 4.50%, 01/15/22 (c)	16,788
25,000	Port Authority of New York & New Jersey, Series 184 (RB) 5.00%, 09/01/24 (c)	29,652
Principal
Amount		Value

New York: (continued)
$1,000,000	Triborough Bridge & Tunnel Authority (RB) 5.00%, 05/15/26 (c)	$1,183,870
635,000	Triborough Bridge and Tunnel Authority, Series A (RB) 4.00%, 11/15/22 (c)	680,307
1,000,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/23 (c)	1,191,480
100,000	Westchester County Local Development Corp. (RB) 3.75%, 11/01/25 (c)	98,145
		28,490,990
North Carolina: 0.7%
	North Carolina Medical Care Commission, Series B (RB)
650,000	4.00%, 12/01/22 (c)	674,856
250,000	5.00%, 12/01/22 (c)	286,703
370,000	Town of Cary, North Carolina Combined Utility Systems Revenue (RB) 4.00%, 12/01/22 (c)	397,217
		1,358,776
Ohio: 2.4%
400,000	Akron, Bath Copley Joint Township Hospital District (RB) 5.00%, 05/15/23 (c)	447,392
	American Municipal Power Inc (RB)
85,000	5.00%, 02/15/24 (c)	97,060
500,000	5.00%, 02/15/26 (c)	576,975
500,000	Clermont County Port Authority (RB) 4.25%, 12/01/25 (c)	523,385
1,150,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	1,351,652
	Ohio Higher Educational Facility Commission, Series A (RB)
60,000	4.00%, 01/01/22 (c)	62,965
900,000	5.00%, 01/01/22 (c)	1,018,062
350,000	Ohio State Hospital, University Hospital Health System, Inc., Series A (RB) 5.00%, 01/15/22 (c)	385,403
		4,462,894
Oregon: 0.8%
650,000	Portland, Oregon Sewer System, Second Lien, Series B (RB) 4.00%, 10/01/24 (c)	693,569
700,000	State of Oregon, Series N (GO) 5.00%, 08/01/23 (c)	817,901
		1,511,470
Pennsylvania: 3.9%
	Berks County Municipal Authority, Reading Hospital and Medical Center Project, Series A (RB)
50,000	5.00%, 05/01/22 (c)	55,674
55,000	5.00%, 05/01/22 (c)	61,568
500,000	City of Philadelphia, Series B (GO) 4.00%, 08/01/25 (c)	523,665
500,000	Commonwealth of Pennsylvania (GO) 4.00%, 09/15/26 (c)	537,105

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Pennsylvania: (continued)
	Dauphin County, General Authority Health System, Pinnacle Health System Project, Series A (RB)
$320,000	4.00%, 06/01/22 (c)	$332,477
270,000	5.00%, 06/01/22 (c)	301,803
400,000	Delaware River Port Authority (RB) 5.00%, 01/01/24 (c)	460,932
400,000	Monroeville Finance Authority (RB) 5.00%, 08/15/22 (c)	443,512
500,000	Montgomery County Industrial Development Authority/PA (RB) 5.00%, 11/15/26 (c)	568,890
725,000	Pennsylvania Economic Development Financing Authority (RB) 6.00%, 01/01/24 (c)	884,029
400,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 11/01/22 (c)	439,676
	Pennsylvania Turnpike Commission (RB)
500,000	5.00%, 12/01/22 (c)	563,455
500,000	5.00%, 12/01/25 (c)	559,950
500,000	Philadelphia Authority for Industrial Development (RB) 5.00%, 04/01/25 (c)	573,440
500,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	582,335
150,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	160,748
		7,049,259
South Carolina: 2.1%
225,000	Greenville Health System (RB) 5.00%, 05/01/24 (c)	254,840
	South Carolina Public Service Authority (RB)
500,000	4.00%, 12/01/24 (c)	527,535
500,000	4.00%, 06/01/25 (c)	527,865
500,000	5.00%, 12/01/24 (c)	572,795
500,000	5.00%, 06/01/25 (c)	570,255
245,000	5.25%, 12/01/25 (c)	287,454
75,000	South Carolina State Public Service Authority, Series C (RB) 5.00%, 12/01/21 (c)	86,085
500,000	South Carolina State Public Service Authority, Series E (RB) 5.50%, 12/01/23 (c)	587,875
400,000	South Carolina Transportation Infrastructure Bank, Series B (RB) 3.63%, 10/01/22 (c)	410,820
		3,825,524
Tennessee: 0.5%
100,000	Chattanooga Health Educational & Housing Facility Board, Series A (RB) 5.25%, 01/01/23 (c)	111,613
250,000	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB) 5.00%, 10/01/24 (c)	281,225
Principal
Amount		Value

Tennessee: (continued)
$250,000	County of Washington TN (GO) 3.00%, 06/01/26 (c)	$248,643
250,000	Tennessee State School Bond Authority (RB) 5.00%, 11/01/25 (c)	294,770
		936,251
Texas: 10.6%
450,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	452,767
290,000	Austin Community College District (GO) 5.00%, 08/01/25 (c)	346,115
250,000	Central Texas Regional Mobility Authority (RB) 5.00%, 01/01/26 (c)	283,143
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	280,778
250,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	288,215
500,000	City of Houston TX (GO) 5.00%, 03/01/26 (c)	593,345
	City of Houston TX Combined Utility System Revenue (RB)
500,000	4.00%, 11/15/26 (c)	545,760
200,000	5.00%, 11/15/22 (c)	234,436
225,000	City Public Service Board of San Antonio, Texas (RB) 5.00%, 02/01/24 (c)	258,197
500,000	County of Harris TX (RB) 5.00%, 08/15/26 (c)	590,260
	Dallas Area Rapid Transit (RB)
1,000,000	5.00%, 12/01/25 (c)	1,194,720
500,000	5.00%, 12/01/25 (c)	601,395
500,000	Dallas, Texas Fort Worth International Airport (RB) 5.00%, 11/01/20 (c)	565,115
500,000	Highland Park Independent School District (GO) 3.00%, 02/15/25 (c)	504,750
180,000	Houston Community College System (GO) 5.00%, 02/15/20 (c)	200,587
900,000	Lower Colorado River Authority (RB) 5.00%, 05/15/23 (c)	1,037,187
	Lower Colorado River Authority, Transmission Services Corporation Project (RB)
580,000	4.00%, 05/15/22 (c)	606,048
505,000	4.00%, 05/15/22 (c)	529,518
	New Hope Cultural Education Facilities Finance Corp. (RB)
500,000	4.25%, 07/01/26 (c)	529,655
500,000	5.00%, 07/01/26 (c)	574,265
	North Texas Tollway Authority (RB)
750,000	4.00%, 01/01/26 (c)	800,362
800,000	5.00%, 01/01/23 (c)	915,976

See Notes to Financial Statements

62

Principal
Amount		Value

Texas: (continued)
$610,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	$667,364
525,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	535,699
300,000	Southwest Independent School District (GO) 5.00%, 02/01/22 (c)	347,505
330,000	Tarrant County Cultural Education Facilities Finance Corp (RB) 5.00%, 05/15/23 (c)	375,603
200,000	Tarrant County Cultural Education Facilities Finance Corp, Series A (RB) 4.00%, 05/15/23 (c)	210,692
435,000	Tarrant County, Cultural Education Facilities Finance Corp., Series A (RB) 3.00%, 05/15/26 (c)	417,000
500,000	Tarrant Regional Water District (RB) 5.00%, 03/01/22 (c)	573,530
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
500,000	5.00%, 08/15/24 (c)	557,900
850,000	5.00%, 08/15/24 (c)	951,532
1,150,000	Texas Transportation Commission, Series A (RB) 5.00%, 08/15/22 (c)	1,286,781
250,000	Texas Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	290,065
750,000	Texas Water Development Board (RB) 5.00%, 10/15/25 (c)	889,605
230,000	University of Houston System (RB) 5.00%, 02/15/21 (c)	258,486
		19,294,356
Utah: 1.0%
	County of Utah UT (RB)
500,000	3.00%, 05/15/26 (c)	455,080
525,000	4.00%, 05/15/24 (c)	557,245
220,000	Utah Transit Authority, Series A (RB) 5.00%, 06/15/25 (c)	263,712
500,000	Utah Transit Authority, Subordinated Sales Tax (RB) 4.00%, 06/15/22 (c)	524,335
		1,800,372
Virginia: 0.9%
500,000	Virginia Commonwealth Transportation Board (RB) 3.00%, 05/15/26 (c)	482,465
650,000	Virginia Commonwealth University Health System Authority (RB) 4.75%, 07/01/21 (c)	724,249
500,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	523,830
		1,730,544
Principal
Amount		Value

Washington: 3.3%
	Central Puget Sound Regional Transit Authority (RB)
$1,000,000	5.00%, 11/01/25 (c)	$1,174,730
500,000	5.00%, 11/01/25 (c)	599,240
305,000	Energy Northwest Columbia Generating Station, Series A (RB) 4.00%, 07/01/25 (c)	326,420
500,000	King County, Washington Limited Tax Sewer Revenue, Series A (GO) 5.00%, 01/01/25 (c)	590,535
575,000	King County, Washington Sewer Revenue (RB) 5.00%, 01/01/22 (c)	657,052
500,000	Pierce County School District No 10 Tacoma (GO) (SBG) 5.25%, 12/01/24 (c)	599,190
500,000	State of Washington (GO) 5.00%, 08/01/26 (c)	594,160
200,000	University of Washington (RB) 3.00%, 01/01/23 (c)	197,560
725,000	Washington Health Care Facilities Authority (RB) 5.00%, 08/15/25 (c)	839,840
390,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	421,013
		5,999,740
Wisconsin: 0.7%
410,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	488,699
780,000	University of Wisconsin Hospitals & Clinics Authority, Series A (RB) 4.00%, 04/01/23 (c)	801,754
		1,290,453
Total Municipal Bonds (Cost: $174,338,007)		179,175,929

Number
of Shares
MONEY MARKET FUND: 0.6% (Cost: $1,002,747)
1,002,747	Dreyfus Government Cash Management Fund	1,002,747
Total Investments: 98.8% (Cost: $175,340,754)		180,178,676
Other assets less liabilities: 1.2%		2,270,125
NET ASSETS: 100.0%		$182,448,801

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.8%	$15,941,690
Health Care	17.2	31,004,640
Housing	0.9	1,563,995
Industrial Revenue	2.4	4,330,848
Leasing	5.5	9,904,156
Local	8.9	16,083,809
Power	8.4	15,101,266
School District	0.1	148,030
Special Tax	10.2	18,312,941
State	8.8	15,886,882
Tobacco	1.0	1,733,560
Transportation	15.4	27,809,507
Water & Sewer	11.8	21,354,605
Money Market Fund	0.6	1,002,747
	100.0%	$180,178,676

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$179,175,929	$—	$179,175,929
Money Market Fund	1,002,747	—	—	1,002,747
Total	$1,002,747	$179,175,929	$—	$180,178,676

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

64

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal
Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 0.6%
$950,000	Alabama Federal Aid Highway Finance Authority, Federal Highway Grant Anticipation Bonds (RB) 5.00%, 09/01/19	$1,050,339
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	384,316
100,000	Alabama Public School and College Authority, Series B (RB) 5.00%, 03/01/19	109,204
75,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	85,760
		1,629,619
Alaska: 0.7%
1,000,000	Alaska Municipal Bond Bank Authority, Series Three (RB) 4.00%, 12/01/21	1,113,490
700,000	Municipality of Anchorage, Series B (GO) 5.00%, 09/01/19	775,173
		1,888,663
Arizona: 1.6%
630,000	Arizona Board of Regents, University of Arizona Projects, Series C (CP) 5.00%, 06/01/19	692,950
	Arizona Transportation Board, Subordinated Highway Revenue, Series A (RB)
75,000	4.00%, 07/01/18	78,824
50,000	5.00%, 07/01/19	55,280
115,000	5.00%, 07/01/21	134,694
	City of Chandler (GO)
250,000	3.00%, 07/01/19	263,637
250,000	4.00%, 07/01/21	282,242
750,000	City of Glendale Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	852,060
	City of Phoenix, Civic Improvement Corp. (RB)
50,000	5.00%, 07/01/20	56,920
750,000	5.00%, 07/01/21	878,437
590,000	City of Scottsdale (GO) 3.00%, 07/01/18	610,579
	Maricopa County Industrial Development Authority (RB)
250,000	5.00%, 01/01/20	278,780
250,000	5.00%, 01/01/21	286,465
		4,470,868
Arkansas: 0.6%
	State of Arkansas, Federal Highway Grant Anticipation (GO)
125,000	5.00%, 04/01/18	132,205
1,000,000	5.00%, 04/01/18	1,057,640
75,000	5.00%, 10/01/18	80,783
100,000	5.00%, 04/01/21	116,278
Principal
Amount		Value

Arkansas: (continued)
$150,000	State of Arkansas, Four-Lane Highway Construction and Improvement (GO) 5.00%, 06/15/21	$175,376
		1,562,282
California: 15.3%
1,000,000	Bay Area Toll Authority, Toll Bridge Revenue, Series B (RB) 1.50%, 10/01/17 (c) (p)	1,004,980
2,250,000	Bay Area Toll Authority, Toll Bridge Revenue, Series C (RB) 1.87%, 10/01/18 (c) (p)	2,286,742
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	513,880
80,000	Bay Area Toll Authority, Toll Bridge Revenue, Series F-1 (RB) 5.00%, 04/01/19	87,846
	California Health Facilities Financing Authority, Catholic Healthcare West, Series A (RB)
50,000	5.00%, 03/01/19	54,505
800,000	5.00%, 03/01/21	921,064
725,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/15/19 (p)	805,504
250,000	California State Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/18	271,375
480,000	California State Public Works Board, Department of Correction and Rehabilitation, Series D (RB) 5.00%, 12/01/21	566,213
85,000	California State Public Works Board, Department of Correction and Rehabilitation, Series E (RB) 5.00%, 09/01/20	97,082
	California State Public Works Board, Department of Correction and Rehabilitation, Series G (RB)
160,000	5.00%, 01/01/20	179,173
120,000	5.00%, 11/01/20	137,784
	California State Public Works Board, Department of State Hospital, Series E (RB)
70,000	5.00%, 06/01/19	77,013
310,000	5.00%, 06/01/20	351,481
700,000	5.00%, 06/01/21	814,401
160,000	California State Public Works Projects, Board, Various Capital Series A (RB) 5.00%, 04/01/19	175,046
	California State Public Works Board, Various Capital Projects, Series G (RB)
1,075,000	4.00%, 11/01/17	1,108,787
340,000	5.00%, 11/01/18	367,071

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

California: (continued)
	California State Public Works Board, Various Capital Projects, Series I (RB)
$75,000	5.00%, 11/01/19	$83,640
750,000	5.00%, 11/01/20	861,150
175,000	California State Public Works Board, Various Judicial Projects, Series A (RB) 4.00%, 03/01/19	186,923
750,000	California State Public Works Board, Various Judicial Projects, Series D (RB) 5.00%, 12/01/18	812,017
140,000	California State Public Works Board, Various University of California Projects, Series G (RB) 5.00%, 12/01/19	157,112
	California State University, Series A (RB)
75,000	5.00%, 11/01/18	81,158
320,000	5.00%, 11/01/21	379,632
1,000,000	California Statewide Communities Development Authority, Pollution Control, Series A (RB) 1.37%, 04/02/18 (p)	1,004,550
	City of Los Angeles, Wastewater System Revenue, Series A (RB)
200,000	5.00%, 06/01/19	220,792
660,000	5.00%, 06/01/19	728,435
500,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/21	583,800
50,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	59,935
150,000	East Bay Municipal Utility District, Water System Revenue, Series B (RB) 5.00%, 06/01/18	159,809
	Golden State Tobacco Securitization Corp., Series A (RB)
500,000	5.00%, 06/01/18	531,065
55,000	5.00%, 06/01/19	60,363
310,000	5.00%, 06/01/21	359,315
220,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	251,997
500,000	Los Angeles County Metropolitan Transportation Authority (RB) 5.00%, 07/01/21	587,860
	Los Angeles Department of Water and Power, Series B (RB)
75,000	5.00%, 07/01/18	80,123
975,000	5.00%, 11/01/18 (c)	1,054,443
Principal
Amount		Value

California: (continued)
	Los Angeles Unified School District, Series A (GO)
$575,000	4.00%, 07/01/18	$605,101
290,000	5.00%, 07/01/18	309,955
105,000	5.00%, 07/01/19	116,294
60,000	5.00%, 07/01/21	70,513
	Los Angeles Unified School District, Series B (GO)
750,000	5.00%, 07/01/18	801,607
125,000	5.00%, 07/01/19	138,445
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	382,788
140,000	5.00%, 07/01/21	164,531
	Metropolitan Water District of Southern California, Series C (RB)
1,050,000	5.00%, 07/01/18	1,122,796
175,000	5.00%, 07/01/19	193,872
400,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	468,992
	Riverside County Transportation Commission, Series A (RB)
50,000	5.00%, 06/01/18	53,310
100,000	5.00%, 06/01/21	117,120
75,000	Sacramento City Financing Authority, EPA Building, Series A (RB) 4.00%, 05/01/18	78,432
	San Diego County Regional Transportation Commission, Series A (RB)
125,000	5.00%, 04/01/18	132,443
175,000	5.00%, 04/01/19	192,029
500,000	San Diego Unified School District, Series R-3 (GO) 5.00%, 07/01/18	534,320
135,000	San Jose Financing Authority, Civil Center Project, Series A (RB) 5.00%, 06/01/20	153,369
105,000	San Mateo Joint Powers Financing Authority (RB) 4.00%, 06/15/19	113,512
80,000	Sonoma County Junior College District (GO) 5.00%, 08/01/19	88,894
	State of California Department of Water Resources, Central Valley Project (RB)
305,000	4.00%, 12/01/18	324,810
95,000	5.00%, 12/01/19	106,612
345,000	5.00%, 12/01/21	410,329
135,000	State of California Department of Water Resources, Central Valley Project, Series AM (RB) 5.00%, 12/01/19	151,501

See Notes to Financial Statements

66

Principal
Amount		Value

California: (continued)
$595,000	State of California Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	$695,912
	State of California, Various Purpose (GO)
1,370,000	4.00%, 09/01/17	1,407,702
230,000	4.00%, 02/01/18	239,239
1,055,000	4.00%, 02/01/19	1,127,246
200,000	4.00%, 02/01/22	227,070
1,550,000	5.00%, 10/01/17	1,610,853
1,375,000	5.00%, 10/01/17	1,428,982
50,000	5.00%, 12/01/17	52,304
150,000	5.00%, 02/01/18	157,880
75,000	5.00%, 03/01/18	79,193
1,400,000	5.00%, 04/01/18	1,482,950
1,050,000	5.00%, 09/01/18	1,129,653
1,385,000	5.00%, 09/01/18	1,490,066
50,000	5.00%, 02/01/19	54,533
100,000	5.00%, 04/01/19	109,706
375,000	5.00%, 02/01/20	422,377
25,000	5.00%, 03/01/20	28,230
1,000,000	5.00%, 04/01/20	1,132,360
1,550,000	5.00%, 09/01/20	1,777,214
25,000	5.00%, 10/01/20	28,743
300,000	5.00%, 02/01/21	347,571
300,000	5.00%, 09/01/21	353,004
565,000	5.00%, 11/01/21	667,875
100,000	5.00%, 04/01/22	119,099
500,000	5.00%, 10/01/22	603,030
500,000	5.00%, 10/01/22	603,030
500,000	5.00%, 10/01/22	603,030
100,000	University of California, Series AF (RB) 5.00%, 05/15/20	113,890
		42,988,383
Colorado: 0.5%
	Colorado Health Facilities Authority, Series A (RB)
65,000	5.00%, 02/01/18	68,190
125,000	5.00%, 02/01/19	134,129
100,000	5.00%, 02/01/21	112,842
100,000	Metro Wastewater Reclamation District, Series A (RB) 5.00%, 04/01/18	105,794
	Regional Transportation District, Series A (CP)
250,000	5.00%, 06/01/18	265,532
200,000	5.00%, 06/01/20	226,010
350,000	5.00%, 06/01/20	395,517
50,000	St. Vrain Valley School District RE-1J, Series A (GO) (SAW) 4.00%, 12/15/17	51,769
		1,359,783
Connecticut: 2.5%
770,000	Connecticut State, Health and Educational Facilities Authority, Series A-3 (RB) 0.88%, 02/08/18 (p)	770,239
Principal
Amount		Value

Connecticut: (continued)
$500,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 12/01/20	$574,310
	State of Connecticut, Series A (RB)
100,000	4.00%, 09/01/18	105,307
1,000,000	5.00%, 09/01/20	1,139,720
	State of Connecticut, Series B (RB)
75,000	5.00%, 01/01/19	81,263
500,000	5.00%, 05/15/21	575,940
	State of Connecticut, Series C (GO)
55,000	5.00%, 06/15/18	58,482
250,000	5.00%, 07/15/19	274,530
500,000	5.00%, 06/01/20	562,035
500,000	5.00%, 06/01/21	576,420
	State of Connecticut, Series D (GO)
500,000	4.00%, 06/15/18	523,660
300,000	5.00%, 11/01/19	332,403
145,000	5.00%, 06/15/20	163,180
750,000	5.00%, 11/01/20	852,967
280,000	State of Connecticut, Series E (GO) 5.00%, 09/01/18	299,914
250,000	State of Connecticut, Special Tax Revenue, Series A (RB) 5.00%, 01/01/20	279,460
		7,169,830
District of Columbia: 0.2%
	District of Columbia, Series A (GO)
160,000	5.00%, 06/01/19	176,245
80,000	5.00%, 12/01/19	89,597
125,000	5.00%, 06/01/20	142,009
75,000	District of Columbia, Series C (RB) 5.00%, 12/01/17	78,407
50,000	District of Columbia, Series D (GO) 5.00%, 06/01/19	55,077
		541,335
Florida: 5.3%
50,000	Broward County, Airport System Revenue, Series P-2 (RB) 5.00%, 10/01/18	53,915
265,000	Broward County, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/18	285,749
	Citizens Property Insurance Corp., Series A-1 (RB)
500,000	5.00%, 06/01/19	547,945
270,000	5.00%, 06/01/20	304,609
115,000	5.00%, 06/01/22	136,121
1,690,000	City of Jacksonville, Series C (RB) 5.00%, 10/01/18	1,817,291
180,000	County of Broward, Airport System Revenue, Series Q-1 (RB) 5.00%, 10/01/20	205,758
500,000	County of Hillsborough (RB) 5.00%, 11/01/21	587,595
750,000	County of Orange, Series C (RB) 5.00%, 01/01/21	864,997

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Florida: (continued)
	Florida Department of Environmental Protection, Series A (RB)
$460,000	5.00%, 07/01/20	$522,243
125,000	5.00%, 07/01/20	141,914
	JEA Electric System, Series Three A (RB)
65,000	5.00%, 10/01/18	70,012
270,000	5.00%, 10/01/19	299,757
150,000	JEA Electric System, Series Three C (RB) 5.00%, 10/01/18	161,507
690,000	JEA Electric System, Series Three D (RB) 5.00%, 10/01/19	766,252
110,000	Miami-Dade County Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	125,181
	Miami-Dade County Expressway Authority, Toll System Revenue, Series A (RB)
205,000	5.00%, 07/01/18	218,649
50,000	5.00%, 07/01/20	56,631
500,000	5.00%, 07/01/21	581,430
	Miami-Dade County Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	56,631
250,000	5.00%, 07/01/21	290,715
100,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	112,527
165,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	183,181
185,000	Miami-Dade County, Water & Sewer System Revenue (RB) 5.00%, 10/01/20	211,474
130,000	Orange County Expressway Authority (RB) 5.00%, 07/01/19	143,186
	Orange County, Sales Tax, Series C (RB)
280,000	5.00%, 01/01/19	303,629
900,000	5.00%, 01/01/20	1,007,847
275,000	Palm Beach County, Public Improvement (RB) 5.00%, 06/01/18	292,801
80,000	Palm Beach County, Solid Waste Authority (RB) 5.00%, 10/01/17	83,096
	Reedy Creek Improvement District, Series A (GO)
265,000	5.00%, 06/01/20	299,662
300,000	5.00%, 06/01/21	348,303
250,000	School Board of Lee County, Series B (CP) 5.00%, 08/01/19	276,282
Principal
Amount		Value

Florida: (continued)
	State of Florida, Board of Education Lottery Revenue, Series A (RB)
$100,000	5.00%, 07/01/18	$106,795
100,000	5.00%, 07/01/21	116,778
	State of Florida, Board of Education, Full Faith and Credit, Series A (GO)
50,000	5.00%, 06/01/19	55,117
130,000	5.00%, 06/01/19	143,304
	State of Florida, Board of Education, Full Faith and Credit, Series B (GO)
90,000	5.00%, 06/01/18	95,841
50,000	5.00%, 06/01/18	53,245
190,000	5.00%, 06/01/20	216,212
	State of Florida, Board of Education, Full Faith and Credit, Series D (GO)
250,000	5.00%, 06/01/20	284,490
450,000	5.00%, 06/01/21	526,383
215,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/18	228,954
595,000	State of Florida, Department of Environmental Protection, Series B (RB) 5.00%, 07/01/18	634,514
1,000,000	State of Florida, Department of Transportation, Full Faith and Credit, Series A (GO) 5.00%, 07/01/19	1,105,050
80,000	State of Florida, Department of Transportation, Turnpike Revenue, Series C (RB) 5.00%, 07/01/21	93,226
		15,016,799
Georgia: 1.6%
75,000	Chatham County Hospital Authority, Memorial Health University Medical Center, Inc. (RB) 5.00%, 01/01/21	86,237
	Forsyth County School District (GO)
330,000	5.00%, 02/01/19	359,990
225,000	5.00%, 02/01/21	261,288
1,200,000	Fulton County Development Authority, Georgia Tech Athletic Association Project, Series A (RB) 5.00%, 10/01/19	1,327,872
275,000	Gwinnett County School District, Series A (GO) 5.00%, 02/01/19	299,992
	Municipal Electric Authority of Georgia, Series A (RB)
200,000	4.00%, 01/01/21	222,058
500,000	5.00%, 11/01/17	521,165
	State of Georgia, Series A (GO)
75,000	5.00%, 02/01/18	78,911
20,000	5.00%, 01/01/19	21,755
185,000	5.00%, 02/01/19	201,813
125,000	5.00%, 07/01/19	138,340
50,000	5.00%, 02/01/21	58,109

See Notes to Financial Statements

68

Principal
Amount		Value

Georgia: (continued)
$750,000	5.00%, 02/01/22	$894,847
60,000	State of Georgia, Series H (GO) 5.00%, 12/01/18	65,117
80,000	State of Georgia, Series J-2 (GO) 4.00%, 11/01/18	84,990
		4,622,484
Hawaii: 0.8%
150,000	City and County Honolulu, Wastewater System Revenue, Series B (RB) 5.00%, 07/01/20	171,050
480,000	State of Hawaii, Series DZ (GO) 5.00%, 12/01/19	537,581
425,000	State of Hawaii, Series EF (GO) 5.00%, 11/01/21	501,708
235,000	State of Hawaii, Series EH (GO) 5.00%, 08/01/19	260,380
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	228,296
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	580,920
		2,279,935
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	529,857
Illinois: 3.3%
250,000	City of Chicago, Series A (GO) 5.00%, 01/01/20	261,043
215,000	City of Chicago, Water Revenue (RB) 5.00%, 11/01/20	240,432
615,000	County of Cook, Series A (GO) 5.00%, 11/15/19	675,135
50,000	Illinois State Toll Highway Authority, Series A (RB) 5.00%, 12/01/19	55,772
70,000	Illinois State Toll Highway Authority, Series B-1 (RB) 5.00%, 12/01/17	73,063
75,000	Illinois State Toll Highway Authority, Series D (RB) 5.00%, 01/01/18	78,498
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	138,221
	State of Illinois (GO)
100,000	4.00%, 02/01/19	102,920
335,000	5.00%, 08/01/18	350,192
155,000	5.00%, 05/01/19	163,697
850,000	5.00%, 06/01/19	899,002
800,000	5.00%, 02/01/20	854,448
445,000	5.00%, 03/01/20	475,883
325,000	5.00%, 04/01/20	348,098
85,000	5.00%, 05/01/20	91,155
275,000	5.00%, 08/01/20	296,048
50,000	5.00%, 07/01/21	54,432
130,000	5.00%, 03/01/22	142,039
250,000	5.00%, 08/01/22	280,255
Principal
Amount		Value

Illinois: (continued)
$1,000,000	State of Illinois, Department of Employment Security, Series B (RB) 5.00%, 12/15/16 (c)	$1,004,730
550,000	State of Illinois, Sales Tax, Junior Obligation (RB) 5.00%, 06/15/18	584,089
	State of Illinois, Series A (GO)
500,000	3.00%, 01/01/18	504,150
275,000	4.00%, 01/01/20	285,499
210,000	4.00%, 01/01/21	219,070
875,000	5.00%, 04/01/18	907,602
250,000	State of Illinois, Series C (RB) 4.00%, 06/15/21	277,655
		9,363,128
Iowa: 0.4%
	Iowa Finance Authority (RB)
630,000	5.00%, 08/01/18	674,257
200,000	5.00%, 08/01/19	221,544
285,000	5.00%, 08/01/20	325,433
		1,221,234
Kansas: 0.5%
125,000	Kansas Development Authority, Department of Commerce, Series K (RB) 5.00%, 12/01/19	136,823
580,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	681,494
	State of Kansas Department of Transportation, Highway Revenue, Series B (RB)
50,000	5.00%, 09/01/19	55,636
50,000	5.00%, 09/01/21	59,014
	State of Kansas Department of Transportation, Highway Revenue, Series C (RB)
415,000	5.00%, 09/01/18	445,930
50,000	5.00%, 09/01/19	55,636
		1,434,533
Kentucky: 0.8%
50,000	Kentucky Asset Liability Commission Project, Series A (RB) 5.00%, 09/01/19	55,061
	Kentucky Turnpike Authority, Series A (RB)
50,000	5.00%, 07/01/18	53,286
205,000	5.00%, 07/01/19	225,225
55,000	5.00%, 07/01/20	62,147
	Louisville/Jefferson County Metropolitan Government, Series A (RB)
310,000	5.00%, 12/01/18	332,308
50,000	5.00%, 12/01/19	54,895
600,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	706,536
600,000	University of Kentucky, Series D (RB) 5.25%, 10/01/20	693,810
		2,183,268

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Louisiana: 0.8%
	City of Lafayette, Utilities Revenue (RB)
$60,000	5.00%, 11/01/19	$66,574
150,000	5.00%, 11/01/20	171,221
1,000,000	City of New Orleans (GO) 5.00%, 12/01/20	1,142,620
260,000	Louisiana State Citizens Property Insurance Corp. (RB) 5.00%, 06/01/20	292,549
	State of Louisiana Gasoline and Fuels Tax Revenue, Series A-1 (RB)
50,000	5.00%, 05/01/18	53,013
110,000	5.00%, 05/01/19	120,784
145,000	5.00%, 05/01/20	164,227
	State of Louisiana, Series C (GO)
50,000	5.00%, 08/01/19	55,200
250,000	5.00%, 07/15/20	283,110
		2,349,298
Maine: 0.1%
50,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/19	55,744
275,000	State of Maine, Series B (GO) 5.00%, 06/01/18	292,891
		348,635
Maryland: 4.8%
	Baltimore County Consolidated Public Improvement (GO)
1,900,000	5.00%, 08/01/18	2,036,914
135,000	5.00%, 02/01/20	152,010
250,000	Baltimore County Consolidated Public Improvement, Series B (GO) 5.00%, 08/01/19	277,360
600,000	City of Baltimore Consolidated Public Improvement, Series B (GO) 5.00%, 10/15/20	689,454
400,000	County of Baltimore, Public Improvement Bond, Refunding Series (GO) 5.00%, 08/01/21	470,296
475,000	County of Prince George’s, Public Improvement Bond, Series B (GO) 4.00%, 03/01/20	521,194
500,000	Maryland Department of Transportation (RB) 5.00%, 06/01/18	532,610
145,000	Maryland Economic Development Corp. (RB) 5.00%, 06/01/20	164,402
	Maryland Health and Higher Educational Facilities Authority (RB)
250,000	5.00%, 07/01/19	273,700
100,000	5.00%, 08/15/19	110,631
145,000	Maryland Water Quality Financing Administration Revolving Loan Fund (RB) 5.00%, 03/01/21	168,367
Principal
Amount		Value

Maryland: (continued)
	Montgomery County, Consolidated Public Improvement, Series A (GO)
$50,000	5.00%, 11/01/17	$52,117
25,000	5.00%, 11/01/20	28,843
	Prince George’s County, Consolidated Public Improvement, Series B (GO)
50,000	4.00%, 03/01/19	53,550
90,000	4.00%, 03/01/21	100,959
	State of Maryland Department of Transportation (RB)
385,000	5.00%, 02/15/18	405,651
750,000	5.00%, 05/01/19	824,895
100,000	5.00%, 12/15/20	115,566
175,000	State of Maryland, Second Series B (GO) 5.00%, 08/01/19	194,254
750,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	901,065
140,000	State of Maryland, State and Local Facilities Loan, First Series A (GO) 5.00%, 03/01/19	153,191
	State of Maryland, State and Local Facilities Loan, First Series B (GO)
2,000,000	4.50%, 08/01/19	2,193,000
285,000	4.50%, 08/01/21	328,813
1,380,000	State of Maryland, State and Local Facilities Loan, First Series C (GO) 5.00%, 08/01/18	1,479,443
200,000	State of Maryland, State and Local Facilities Loan, Second Series B (GO) 5.00%, 08/01/18	214,412
	State of Maryland, State and Local Facilities Loan, Second Series C (GO)
95,000	5.00%, 08/01/19	105,452
200,000	5.25%, 08/01/20	230,680
	Washington Suburban Sanitary Commission (GO)
500,000	4.00%, 06/01/20	551,840
50,000	5.00%, 06/01/18	53,270
100,000	5.00%, 06/01/20	113,871
		13,497,810
Massachusetts: 2.2%
155,000	City of Boston, Series A (GO) 4.00%, 04/01/19	166,396
50,000	City of Boston, Series B (GO) 5.00%, 02/01/20	56,386
	Commonwealth of Massachusetts, Series A (GO)
490,000	5.00%, 03/01/18	517,121
335,000	5.00%, 12/01/18	363,137
85,000	5.00%, 06/01/20	96,790
	Commonwealth of Massachusetts, Series B (GO)
100,000	5.00%, 08/01/19	110,829
500,000	5.00%, 08/01/20	570,540
165,000	Massachusetts Clean Water Trust, Series 19 (RB) 5.00%, 02/01/19	180,073

See Notes to Financial Statements

70

Principal
Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency (RB)
$750,000	5.00%, 07/01/21	$869,932
250,000	5.00%, 07/01/22	296,567
	Massachusetts School Building Authority, Senior Dedicated Sales Tax, Series B (RB)
1,100,000	5.00%, 08/15/18	1,180,817
200,000	5.00%, 08/15/19	221,844
375,000	Massachusetts State, Federal Highway Grant, Series A (RB) 5.00%, 06/15/22	450,814
555,000	Massachusetts Water Pollution Abatement Trust, Series 16-B (RB) 5.00%, 08/01/18	594,993
	Massachusetts Water Resources Authority, Series C (RB)
80,000	5.00%, 08/01/18	85,750
350,000	5.00%, 08/01/21 (c)	411,684
		6,173,673
Michigan: 1.9%
75,000	Michigan Finance Authority, Braumont Health Credit Group, Series A (RB) 4.00%, 08/01/20	82,088
	Michigan Finance Authority, Unemployment Obligation Assessment, Series A (RB)
730,000	4.00%, 01/01/19	777,830
300,000	5.00%, 01/01/18	314,601
850,000	5.00%, 07/01/18	908,199
100,000	5.00%, 07/01/19	110,560
	Michigan Finance Authority, Unemployment Obligation Assessment, Series B (RB)
175,000	5.00%, 07/01/19 (c)	193,237
55,000	5.00%, 07/01/19 (c)	60,747
770,000	Michigan Municipal Board Authority, Clean Water Revolving Fund (RB) 5.00%, 10/01/21	907,922
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series F-1 (RB) 2.00%, 05/30/18 (p)	508,185
500,000	Michigan Strategic Fund, The Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	496,065
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligation Group, Series D (RB)
310,000	2.25%, 09/01/20	319,433
375,000	5.00%, 09/01/19	413,392
275,000	State of Michigan, Environmental Program (GO) 3.00%, 11/01/20	295,028
		5,387,287
Principal
Amount		Value

Minnesota: 1.0%
$500,000	State of Minnesota 911 Services Revenue (RB) 5.00%, 06/01/21	$585,110
	State of Minnesota, Various Purpose, Series A (GO)
120,000	5.00%, 08/01/19	133,168
150,000	5.00%, 08/01/21	176,588
	State of Minnesota, Various Purpose, Series D (GO)
215,000	5.00%, 08/01/20	246,100
750,000	5.00%, 08/01/22	904,950
400,000	State of Minnesota, Various Purpose, Series F (GO) 5.00%, 10/01/22	484,956
270,000	State of Missouri, Series A (GO) 5.00%, 08/01/18	289,210
		2,820,082
Mississippi: 0.5%
	Mississippi Development Bank, Highway Construction Project (RB)
825,000	5.00%, 01/01/18	863,775
175,000	5.00%, 01/01/21	200,758
250,000	State of Mississippi, Series F (GO) 5.00%, 11/01/20	288,212
		1,352,745
Missouri: 1.8%
	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Series A (RB)
45,000	5.00%, 10/01/19	50,041
700,000	5.00%, 10/01/20	800,170
500,000	City of Kansas, Series A (GO) 4.00%, 02/01/18	519,070
	Curators of the University of Missouri System Facilities, Series A (RB)
155,000	4.00%, 11/01/19	168,683
115,000	5.00%, 11/01/19	128,537
85,000	Curators of the University of Missouri System, Series A (RB) 5.00%, 11/01/19	95,005
1,000,000	Jackson County, Harry S. Truman Sports Complex Project (RB) 5.00%, 12/01/19	1,111,910
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
425,000	5.00%, 05/01/18	451,465
475,000	5.00%, 05/01/19	522,809
500,000	Missouri Highway and Transportation Commission, Second Lien, Series B (RB) 5.00%, 05/01/18	531,055
500,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	595,490
		4,974,235

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Nebraska: 1.0%
$500,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	$572,890
	Nebraska Public Power District, Series A (RB)
300,000	4.00%, 01/01/20	326,463
50,000	5.00%, 01/01/21	57,491
300,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/20	335,751
1,000,000	Nebraska Public Power District, Series C (RB) 5.00%, 01/01/18 (c)	1,048,190
	Omaha Public Power District, Electric System Revenue, Series B (RB)
75,000	5.00%, 02/01/19	81,746
400,000	5.00%, 02/01/21	463,428
		2,885,959
Nevada: 0.4%
345,000	Clark County School District, Series A (GO) 5.00%, 06/15/19	379,231
50,000	Clark County School District, Series B (GO) 5.00%, 06/15/19	54,961
25,000	State of Nevada, Capital Improvement and Cultural Affairs, Series A (GO) 5.00%, 08/01/19	27,650
105,000	State of Nevada, Capital Improvement and Cultural Affairs, Series D-1 (GO) 5.00%, 03/01/20	118,160
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	589,180
		1,169,182
New Jersey: 5.5%
	Garden State Preservation Trust, Open Space and Farmland, Series A (RB)
50,000	4.00%, 11/01/17	51,511
100,000	4.00%, 11/01/18	105,238
65,000	4.00%, 11/01/19	69,642
95,000	5.00%, 11/01/18	101,840
250,000	5.00%, 11/01/20	281,317
	New Jersey Building Authority, Series A (RB)
500,000	5.00%, 06/15/18	525,535
575,000	5.00%, 06/15/19	617,837
200,000	New Jersey Economic Development Authority (RB) 5.00%, 03/01/20	217,936
350,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series II (RB) 5.00%, 03/01/22	389,683
Principal
Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series NN (RB) 5.00%, 03/01/22	$1,113,380
300,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/19	322,905
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB) 5.00%, 06/15/20	137,055
500,000	New Jersey Educational Facilities Authority, Series B (RB) 5.00%, 06/01/19	535,930
810,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	945,553
60,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 5.00%, 07/01/22	70,998
1,000,000	New Jersey Health Care Facilities Financing Authority, Greystone Park Psychiatric Hospital Project, Series B (RB) 5.00%, 09/15/18	1,060,930
160,000	New Jersey Housing and Mortgage Finance Agency, Series B (RB) 1.05%, 05/01/18	160,000
145,000	New Jersey State Turnpike Authority, Series B (RB) 5.00%, 01/01/20	162,087
	New Jersey Transit Corp., Series A (RB)
1,000,000	5.00%, 09/15/18	1,058,460
350,000	5.00%, 09/15/19	377,783
125,000	5.00%, 09/15/21	139,475
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,000,000	5.00%, 12/15/19	1,086,080
265,000	5.00%, 06/15/20	289,881
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
625,000	4.00%, 06/15/18	647,006
245,000	5.00%, 06/15/18	257,512
250,000	5.00%, 06/15/19	268,425
870,000	5.00%, 06/15/20	951,684
1,945,000	New Jersey Transportation Trust Fund Authority, Series B (RB) 5.00%, 06/15/18	2,044,331
110,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/19	119,136

See Notes to Financial Statements

72

Principal
Amount		Value

New Jersey: (continued)
	New Jersey Turnpike Authority, Series C (RB)
$100,000	5.00%, 01/01/21	$115,026
100,000	5.00%, 01/01/22	117,808
500,000	Rutgers State University of New Jersey, Series J (RB) 5.00%, 05/01/21	579,800
400,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	457,136
		15,378,920
New Mexico: 0.9%
600,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	703,044
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	248,718
	State of New Mexico Severance Tax, Series A (RB)
70,000	4.00%, 07/01/18 (c)	73,593
425,000	5.00%, 07/01/18	454,027
1,000,000	5.00%, 07/01/19 (c)	1,105,050
75,000	5.00%, 07/01/19 (c)	82,879
		2,667,311
New York: 14.7%
50,000	City of New York, Series A (GO) 5.00%, 08/01/19	55,314
	City of New York, Series B (GO)
30,000	4.00%, 08/01/19	32,379
1,000,000	5.00%, 08/01/20	1,138,710
55,000	City of New York, Series C (GO) 5.00%, 08/01/18	58,884
	City of New York, Series D (GO)
165,000	5.00%, 08/01/19	182,536
1,000,000	5.00%, 08/01/20	1,138,710
410,000	City of New York, Series F (GO) 5.00%, 08/01/20	466,871
	City of New York, Series G (GO)
1,150,000	5.00%, 08/01/19	1,272,222
370,000	5.00%, 08/01/20	421,323
300,000	City of New York, Series G-1 (GO) 5.00%, 04/01/21	347,433
	City of New York, Series I (GO)
325,000	5.00%, 08/01/18	347,948
230,000	5.00%, 08/01/19	254,444
1,000,000	5.00%, 08/01/20	1,138,710
500,000	City of New York, Series J (GO) 5.00%, 08/01/20	569,355
500,000	County of Monroe, Series B (GO) 5.00%, 06/01/19	547,145
115,000	County of Nassau, Series A (GO) 5.00%, 04/01/18	121,479
960,000	Erie County Industrial Development Agency, City School District, Series A (RB) (SAW) 5.00%, 05/01/19	1,054,867
Principal
Amount		Value

New York: (continued)
$400,000	Long Island Power Authority Electric System, Series B (RB) 5.00%, 09/01/22	$475,868
	Metropolitan Transportation Authority, Series B (RB)
500,000	3.00%, 11/15/18	520,180
130,000	5.00%, 11/15/19	144,919
325,000	5.00%, 11/15/21	380,978
	Metropolitan Transportation Authority, Series C (RB)
200,000	5.00%, 11/15/17	208,542
100,000	5.00%, 11/15/18	108,052
315,000	5.00%, 11/15/18	340,364
175,000	5.00%, 11/15/20	200,363
130,000	5.00%, 11/15/20	148,841
	Metropolitan Transportation Authority, Series D (RB)
60,000	5.00%, 11/15/17	62,563
520,000	5.00%, 11/15/17	542,209
550,000	5.00%, 11/15/18	594,286
150,000	5.00%, 11/15/19	167,214
265,000	5.00%, 11/15/20	303,406
	Metropolitan Transportation Authority, Series F (RB)
395,000	5.00%, 11/15/17	411,870
425,000	5.00%, 11/15/18	459,221
75,000	5.00%, 11/15/19	83,607
35,000	New York City Transitional Finance Authority Building Aid Revenue, Subseries S-1A (RB) (SAW) 5.00%, 07/15/19	38,680
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
125,000	5.00%, 11/01/18	135,108
75,000	5.00%, 11/01/19	83,758
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series I (RB)
60,000	4.50%, 05/01/20	66,931
650,000	5.00%, 05/01/18	690,176
60,000	5.00%, 05/01/19	65,914
250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries A-1 (RB) 4.00%, 05/01/19	268,495
200,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries D-1 (RB) 5.00%, 02/01/19	217,802
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries E-1 (RB)
50,000	5.00%, 02/01/18	52,595
25,000	5.00%, 02/01/19	27,225
500,000	5.00%, 02/01/21	578,385
55,000	5.00%, 02/01/22	65,130

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

New York: (continued)
$250,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Subseries F-1 (RB) 5.00%, 05/01/20	$283,150
270,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/20	310,470
	New York City Transitional Finance Authority, Series D (RB)
50,000	4.00%, 02/01/18	51,977
1,000,000	5.00%, 11/01/19	1,116,770
500,000	New York City Transitional Finance Authority, Subseries F-1 (RB) 5.00%, 02/01/20	561,975
100,000	New York State Bridge Authority (RB) 4.00%, 01/01/20	109,049
	New York State Dormitory Authority, New York State University, Series A (RB)
285,000	5.00%, 07/01/20	324,444
165,000	5.00%, 07/01/20	187,518
40,000	5.00%, 07/01/21	46,632
700,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	764,463
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/20	562,360
460,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/21	532,344
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
100,000	5.00%, 03/15/18	105,668
400,000	5.00%, 03/15/19	437,324
630,000	5.00%, 03/15/20	710,312
680,000	5.00%, 03/15/21	788,657
	New York State Dormitory Authority, State Personal Income Tax, Series C (RB)
1,675,000	5.00%, 03/15/19	1,831,294
200,000	5.00%, 03/15/20	225,496
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	1,005,660
370,000	5.00%, 03/15/18	391,075
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
920,000	4.00%, 03/15/20	1,009,534
100,000	5.00%, 03/15/19	109,504
300,000	5.00%, 03/15/20	339,093
250,000	5.00%, 03/15/21	291,105
Principal
Amount		Value

New York: (continued)
	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series A (RB)
$150,000	5.00%, 06/15/19	$165,704
1,250,000	5.00%, 06/15/20	1,425,237
535,000	5.00%, 06/15/20	610,002
280,000	5.00%, 06/15/20	319,253
600,000	New York State Environmental Facilities Corp., Sate Clean Water and Drinking Water, Series D (RB) 5.00%, 06/15/20	684,114
	New York State Thruway Authority, Junior Indebtedness Obligations, Series A (RB)
80,000	3.00%, 05/01/19	83,710
60,000	5.00%, 05/01/19	65,836
2,755,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	3,017,937
	New York State Thruway Authority, Series I (RB)
100,000	5.00%, 01/01/18	104,700
500,000	5.00%, 01/01/20	559,750
150,000	New York State Thruway Authority, Series J (RB) 5.00%, 01/01/20	167,925
750,000	New York State Thruway Authority, Series K (RB) 5.00%, 01/01/20	839,625
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/19	491,989
	New York State Urban Development Corp., State Personal Income Tax, Series A (RB)
150,000	5.00%, 03/15/19	163,997
350,000	5.00%, 03/15/20	394,618
	New York State Urban Development Corp., State Personal Income Tax, Series C (RB)
500,000	5.00%, 03/15/18	528,340
55,000	5.00%, 03/15/20	62,011
60,000	Port Authority of New York and New Jersey, One Hundred Seventy-Fifth Series (RB) 5.00%, 12/01/18	65,065
500,000	Port Authority of New York and New Jersey, One Hundred Seventy-Ninth Series (RB) 5.00%, 12/01/20	577,980
275,000	State of New York Municipal Bond Bank Agency, Special School Purpose, Series A (RB) (SAW) 5.00%, 12/01/19	307,189
	Town of Oyster Bay, New York Public Improvement, Series A (GO) (AGM)
500,000	3.00%, 03/01/18	508,295
150,000	3.00%, 03/01/19	154,778

See Notes to Financial Statements

74

Principal
Amount		Value

New York: (continued)
$90,000	Town of Oyster Bay, New York Public Improvement, Series B (GO) (AGM) 4.00%, 11/01/20	$97,671
	Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Series B (RB)
50,000	4.00%, 11/15/17	51,670
85,000	5.00%, 11/15/19	95,025
125,000	5.00%, 11/15/20	143,914
750,000	5.00%, 11/15/21	886,380
		41,259,601
North Carolina: 2.3%
50,000	City of Charlotte, Series A (GO) 5.00%, 07/01/18	53,432
1,000,000	Country of Wake, Series B (GO) 5.00%, 02/01/20	1,127,020
	County of Guilford, Series A (GO)
100,000	5.00%, 03/01/19	109,422
245,000	5.00%, 03/01/21	285,271
	County of Mecklenburg, Series A (GO)
250,000	5.00%, 12/01/17	261,438
140,000	5.00%, 12/01/18	151,850
350,000	County of Mecklenburg, Series B (GO) 5.00%, 12/01/21	416,083
305,000	County of Wake, Public Improvement (GO) 5.00%, 09/01/18	327,963
330,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series B (RB) 5.00%, 01/01/21	382,348
325,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/18	345,878
	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A (RB)
100,000	4.00%, 01/01/18	103,678
40,000	4.00%, 01/01/19	42,559
80,000	4.00%, 01/01/19	85,064
40,000	4.00%, 01/01/20	43,476
20,000	5.00%, 01/01/18	20,966
5,000	5.00%, 01/01/18	5,238
1,000,000	North Carolina State, Capital Improvement Limited Obligation Bonds, Series B (RB) 5.00%, 11/01/18	1,080,030
1,000,000	North Carolina State, Grant Anticipation Revenue Vehicle Bond (RB) 5.00%, 03/01/19	1,088,890
300,000	North Carolina Turnpike Authority, Monroe Connector System (RB) 5.00%, 07/01/18	320,283
270,000	State of North Carolina, Series E (GO) 5.00%, 05/01/19	297,246
		6,548,135
Principal
Amount		Value

Ohio: 2.0%
$100,000	American Municipal Power, Inc., Series B (RB) 5.00%, 02/15/18	$105,166
750,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	863,407
	City of Columbus, Various Purpose, Series A (GO)
250,000	2.00%, 08/15/20	258,033
1,000,000	5.00%, 07/01/19	1,106,720
120,000	Ohio State Hospital Revenue, Cleveland Clinic Health System, Series A (RB) 5.00%, 01/01/21	137,926
120,000	Ohio State Water Development Authority, Fresh Water, Series A (RB) 5.00%, 12/01/19	134,590
125,000	Ohio State Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/18	133,071
100,000	Ohio State, Higher Education, Series A (GO) 5.00%, 02/01/20	112,532
50,000	State of Ohio, Cleveland Clinic Health System (RB) 5.00%, 01/01/18	52,398
430,000	State of Ohio, Common Schools, Series A (GO) 5.00%, 09/15/19	478,611
	State of Ohio, Higher Education, Series B (GO)
245,000	5.00%, 08/01/18	262,388
50,000	5.00%, 08/01/19	55,429
50,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/19	55,429
50,000	State of Ohio, Highway Capital Improvement, Series Q (GO) 5.00%, 05/01/18	53,060
	State of Ohio, Highway Capital Improvement, Series R (GO)
35,000	5.00%, 05/01/19	38,477
250,000	5.00%, 05/01/22	299,190
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	239,352
50,000	State of Ohio, Major New State Infrastructure Project, Series 1 (RB) 5.00%, 12/15/17	52,358
55,000	State of Ohio, Series B (GO) 5.00%, 03/15/21	63,967
985,000	State of Ohio, Third Frontier Research and Development, Series A (GO) 3.00%, 05/01/20	1,049,685
		5,551,789

See Notes to Financial Statements

75

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Oklahoma: 0.1%
	Grand River Dam Authority, Series A (RB)
$100,000	3.00%, 06/01/18	$103,123
50,000	4.00%, 06/01/19	53,715
50,000	Oklahoma Development Finance Authority, Health System, Series A (RB) 5.00%, 08/15/18	53,609
		210,447
Oregon: 0.9%
	City of Portland, Sewer System, First Lien, Series A (RB)
70,000	5.00%, 10/01/17	72,715
60,000	5.00%, 06/01/19	66,205
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	230,522
	Oregon State Facilities Authority, Providence Health and Services, Series A (RB)
50,000	5.00%, 10/01/20	57,155
190,000	5.00%, 10/01/21	222,845
	Oregon State Lottery, Department of Administrative Services, Series B (RB)
685,000	5.00%, 04/01/19	750,452
205,000	5.00%, 04/01/20	231,914
65,000	Oregon State Lottery, Department of Administrative Services, Series D (RB) 5.00%, 04/01/20	73,534
775,000	Tri-County Metropolitan Transportation District of Oregon Payroll Tax (RB) 5.00%, 05/01/17 (c)	791,027
		2,496,369
Pennsylvania: 4.6%
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
105,000	4.00%, 08/01/18	110,189
400,000	5.00%, 08/01/20	451,564
500,000	5.00%, 08/01/21	577,610
40,000	City of Philadelphia, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/20	45,305
	Commonwealth of Pennsylvania, First Refunding Series (GO)
900,000	5.00%, 06/15/18	956,529
90,000	5.00%, 07/01/18	95,792
1,000,000	5.00%, 07/01/18	1,064,350
50,000	5.00%, 08/15/19	55,127
	Commonwealth of Pennsylvania, First Series (GO)
655,000	5.00%, 11/15/18	705,946
1,000,000	5.00%, 04/01/19	1,089,530
300,000	5.00%, 06/01/19	328,608
1,200,000	Commonwealth of Pennsylvania, Second Series (GO) 5.00%, 10/15/19	1,329,924
Principal
Amount		Value

Pennsylvania: (continued)
	County of Allegheny, Series C-73 (GO)
$60,000	4.00%, 12/01/17	$61,964
835,000	5.00%, 12/01/19	928,445
200,000	Monroeville Finance Authority, UPMC Revenue (RB) 5.00%, 02/15/21	229,918
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series A (RB)
545,000	4.00%, 02/01/20	592,862
200,000	5.00%, 01/01/18	209,544
1,500,000	5.00%, 07/01/18	1,600,890
475,000	5.00%, 01/01/19	516,263
110,000	5.00%, 07/01/19	121,586
	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B (RB)
275,000	5.00%, 01/01/19 (c)	298,578
35,000	5.00%, 07/01/19 (c)	38,755
205,000	5.00%, 07/01/19 (c)	226,763
700,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	818,307
315,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/21	370,008
		12,824,357
Rhode Island: 0.8%
1,000,000	Rhode Island Health and Educational Building Corp. (RB) 5.00%, 09/01/21	1,179,250
800,000	State of Rhode Island, Consolidated Capital Development Loan, Series A (GO) 5.00%, 08/01/19	885,944
100,000	State of Rhode Island, Consolidated Capital Development Loan, Series D (GO) 5.00%, 08/01/20	113,990
		2,179,184
South Carolina: 0.7%
50,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/18	52,747
75,000	Charleston Educational Excellence Financing Corp., Series B (RB) 5.00%, 12/01/20	86,114
565,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	660,428
1,000,000	South Carolina Public Service Authority, Series B (RB) 5.00%, 12/01/18	1,082,040
		1,881,329

See Notes to Financial Statements

76

Principal
Amount		Value

Tennessee: 0.7%
$145,000	County of Shelby, Series A (GO) 4.00%, 03/01/20	$159,001
90,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A (GO) 5.00%, 01/01/22	106,866
150,000	Metropolitan Government of Nashville and Davidson County Electric Revenue, Series B (RB) 4.50%, 05/15/20	167,571
	Shelby County, Series A (GO)
25,000	4.00%, 03/01/18	26,048
75,000	5.00%, 03/01/21	87,052
	State of Tennessee, Series A (GO)
750,000	5.00%, 08/01/20	859,380
250,000	5.00%, 10/01/20	287,947
	Tennessee School Board Authority, Higher Educational Facilities Second Program, Series C (RB)
130,000	5.00%, 05/01/19	140,811
150,000	5.00%, 11/01/19	167,468
		2,002,144
Texas: 10.3%
50,000	Aldine Independent School District (GO) 5.00%, 02/15/20	56,219
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	57,886
295,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/19	325,931
	Board of Regents of the Texas A and M University System, Series B (RB)
500,000	5.00%, 05/15/21	583,105
250,000	5.00%, 05/15/22	299,082
900,000	City of Austin, Water & Wastewater System Revenue, Series A (RB) 5.00%, 05/15/22	1,074,573
300,000	City of Corpus Christi, Utility System Junior Lien (RB) 5.00%, 07/15/19	330,951
	City of Dallas (GO)
50,000	5.00%, 02/15/19	54,444
100,000	5.00%, 02/15/20	112,403
305,000	5.00%, 02/15/20	342,829
575,000	5.00%, 02/15/21	665,430
500,000	City of Dallas (GO) 5.00%, 02/15/22	593,310
	City of Dallas, Fort Worth International Airport, Series B (RB)
550,000	5.00%, 11/01/18	594,588
130,000	5.00%, 11/01/21	152,021
	City of Dallas, Series A (GO)
100,000	5.00%, 02/15/18	105,284
500,000	5.00%, 02/15/20	562,015
Principal
Amount		Value

Texas: (continued)
	City of Dallas, Waterworks and Sewer System Revenue, Series A (RB)
$50,000	5.00%, 10/01/18	$53,905
150,000	5.00%, 10/01/20	172,023
90,000	City of Fort Worth, Series A (GO) 4.00%, 03/01/18	93,758
1,250,000	City of Fort Worth, Waterworks and Sewer System Revenue (RB) 5.00%, 02/15/18	1,316,712
100,000	City of Frisco (GO) 5.00%, 02/15/20	112,300
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	76,985
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	111,708
750,000	5.00%, 05/15/20	848,857
500,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/20	573,950
	City of Houston, Series A (GO)
460,000	5.00%, 03/01/18	484,831
50,000	5.00%, 03/01/18	52,679
550,000	5.00%, 03/01/20	617,012
640,000	5.00%, 03/01/20	717,978
1,350,000	5.00%, 03/01/21	1,553,985
	City of San Antonio, Electric and Gas Revenue (RB)
100,000	5.00%, 02/01/18	105,112
160,000	5.00%, 02/01/20	179,614
	City of San Antonio, General Improvement (GO)
500,000	5.00%, 02/01/21	579,060
65,000	5.00%, 02/01/21	75,278
795,000	City of San Antonio, Water System Revenue (RB) 5.00%, 05/15/20	901,268
1,000,000	Clear Creek Independent School District, Series B (GO) 3.00%, 08/14/19 (p)	1,042,910
50,000	Cypress-Fairbanks Independent School District (GO) 4.00%, 02/15/18	52,006
	Dallas Independent School District (GO)
50,000	5.00%, 08/15/19	55,432
295,000	5.00%, 02/15/21	341,527
220,000	Fort Bend Independent School District (GO) 5.00%, 08/15/21	257,963
100,000	Fort Worth Independent School District (GO) 5.00%, 02/15/22	118,606
130,000	Garland Independent School District (GO) 5.00%, 02/15/21 (c)	150,445
70,000	Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/19	77,715

See Notes to Financial Statements

77

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Texas: (continued)
	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB)
$500,000	5.00%, 11/15/19	$557,695
1,650,000	5.00%, 11/15/20	1,891,923
	Houston Independent School District (RB)
100,000	5.00%, 09/15/19	110,765
120,000	5.00%, 09/15/20	136,591
265,000	Houston Independent School District, Series C (GO) 5.00%, 02/15/19	289,433
	Lewisville Independent School District, Series A (GO)
100,000	4.00%, 08/15/18	105,471
500,000	5.00%, 08/15/19	554,465
175,000	Lower Colorado River Authority, LCRA Transmission Service Corp. Project, Series A (RB) 5.00%, 05/15/20	198,198
55,000	Metropolitan Transit Authority of Harris County (RB) 5.00%, 11/01/19	61,422
200,000	North East Independent School District, Series A (GO) 5.00%, 08/01/18	214,158
50,000	North Texas Municipal Water District Water System Revenue (RB) 5.00%, 09/01/20	57,067
195,000	North Texas Tollway Authority, First Tier, Series B (RB) 5.00%, 01/01/20	217,979
500,000	Northside Independent School District (GO) 2.00%, 08/01/19 (p)	507,910
480,000	Northside Independent School District, Series A (GO) 2.00%, 06/01/19 (p)	487,142
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	102,030
1,000,000	Spring Branch Independent School District (GO) 5.00%, 02/01/21	1,159,920
550,000	State of Texas, Highway Improvement (GO) 5.00%, 04/01/20	621,615
1,000,000	Texas Municipal Gas Acquisition and Supply Corp., Gas Supply (RB) 5.00%, 12/15/20	1,140,060
1,020,000	Texas Public Finance Authority, Series A (GO) 4.00%, 10/01/19	1,107,271
500,000	Texas Transportation Commission, Highway Improvement, Series A (GO) 5.00%, 04/01/19	547,775
Principal
Amount		Value

Texas: (continued)
	Texas Transportation Commission, State Highway, First Tier (RB)
$215,000	4.00%, 10/01/18	$227,769
500,000	5.00%, 10/01/19	556,930
	Texas Transportation Commission, State Highway, First Tier, Series A (RB)
60,000	5.00%, 04/01/18	63,450
250,000	5.00%, 04/01/20	282,552
	Texas Transportation Commission, State Mobility Fund (GO)
50,000	5.00%, 10/01/19	55,709
700,000	5.00%, 10/01/20	803,061
300,000	Trinity River Authority Central Regional Wastewater System Revenue (RB) 5.00%, 08/01/19	331,884
		29,023,935
Utah: 0.1%
	Intermountain Power Agency, Subordinated Power Supply, Series A (RB)
75,000	5.00%, 07/01/18	79,942
125,000	5.00%, 07/01/18 (c)	133,301
35,000	5.00%, 07/01/19	38,579
		251,822
Virginia: 1.8%
500,000	City of Norfolk, Water Revenue (RB) 5.00%, 11/01/19	557,130
250,000	County of Fairfax, Series A (GO) (SAW) 5.00%, 10/01/21 (c)	295,042
1,250,000	County of Fairfax, Series C (GO) (SAW) 5.00%, 10/01/18	1,347,375
60,000	Fairfax County, Public Improvement, Series B (GO) (SAW) 4.00%, 10/01/19	65,224
	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB)
500,000	5.00%, 02/01/19	544,620
500,000	5.00%, 02/01/22	594,885
	Virginia College Building Authority, Public Higher Education Financing Program, Series A (RB)
55,000	5.00%, 09/01/18	59,089
150,000	5.00%, 09/01/19	166,598
250,000	Virginia Commonwealth Transportation Board, Series A (RB) 5.00%, 05/15/21	291,912
	Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program, Series B (RB)
500,000	5.00%, 05/15/20	567,955
100,000	5.00%, 05/15/21	116,765
500,000	Virginia Resources Authority, Clean Water State Revolving, Series B (RB) 5.00%, 10/01/21	590,085
		5,196,680

See Notes to Financial Statements

78

Principal
Amount		Value

Washington: 2.8%
$30,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax, Series P-1 (RB) 5.00%, 02/01/19	$32,663
555,000	City of Seattle, Municipal Light and Power, Series B (RB) 5.00%, 06/01/19	611,649
100,000	City of Seattle, Water System Revenue (RB) 5.00%, 09/01/21	117,822
	Energy Northwest, Columbia Generating Station Electric, Series A (RB)
500,000	5.00%, 07/01/18	534,060
1,200,000	5.00%, 07/01/19	1,326,720
65,000	5.00%, 07/01/20	74,021
770,000	Lake Washington School District No. 414 King County (GO) (SBG) 5.00%, 12/01/18	834,503
180,000	Renton School District No. 403 (GO) (SBG) 5.00%, 12/01/18	194,807
145,000	Washington Federal Highway Grant Anticipation, SR 520 Corridor Program, Series F (RB) 5.00%, 09/01/20	165,084
100,000	Washington Health Care Facilities Authority, Series A (RB) 5.00%, 10/01/21	117,027
	Washington State Federal Highway Grant Anticipation, Series C (RB)
1,865,000	5.00%, 09/01/18	2,000,101
100,000	5.00%, 09/01/19	110,621
450,000	5.00%, 09/01/20	512,329
180,000	Washington State Federal Highway Grant Anticipation, Series F (RB) 5.00%, 09/01/21	210,328
	Washington State, Various Purpose, Series R-A (GO)
75,000	5.00%, 07/01/20	85,322
500,000	5.00%, 07/01/20	568,810
250,000	Washington State, Various Purpose, Series R-C (GO) 5.00%, 07/01/19	275,982
		7,771,849
Principal
Amount		Value

Wisconsin: 1.1%
$545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	$627,121
	City of Milwaukee, Series N-2 (GO)
250,000	5.00%, 05/01/19	274,640
250,000	5.00%, 05/01/21	290,375
100,000	State of Wisconsin, Clean Water Revenue, Series 2 (RB) 5.00%, 06/01/20	113,569
	State of Wisconsin, Series 1 (GO)
35,000	5.00%, 05/01/18	37,120
90,000	5.00%, 05/01/18	95,563
230,000	5.00%, 05/01/20	260,753
150,000	State of Wisconsin, Series 2 (GO) 5.00%, 05/01/19	164,823
275,000	State of Wisconsin, Series A (GO) 5.00%, 05/01/19	302,175
	State of Wisconsin, Series C (GO)
500,000	4.00%, 05/01/21 (c)	561,310
350,000	5.00%, 05/01/21 (c)	408,191
50,000	WPPI Energy Power Supply System, Series A (RB) 5.00%, 07/01/18	53,303
		3,188,943
Total Municipal Bonds (Cost: $277,185,368)		277,653,722

Number
of Shares
MONEY MARKET FUND: 1.7% (Cost: $4,797,804)
4,797,804	Dreyfus Government Cash Management Fund	4,797,804
Total Investments: 100.4% (Cost: $281,983,172)		282,451,526
Liabilities in excess of other assets: (0.4)%		(1,222,075)
NET ASSETS: 100.0%		$281,229,451

AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor

See Notes to Financial Statements

79

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	5.3%	$15,025,577
Health Care	4.1	11,619,167
Housing	0.1	160,000
Industrial Revenue	1.7	4,761,712
Leasing	6.4	18,043,660
Local	17.1	48,206,075
Power	6.4	18,001,909
Solid Waste/Resource Recovery	0.0	83,096
Special Tax	13.1	37,072,640
State	23.2	65,482,639
Tobacco	0.2	531,065
Transportation	13.5	38,238,708
Water & Sewer	7.2	20,427,474
Money Market Fund	1.7	4,797,804
	100.0%	$282,451,526

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$277,653,722	$—	$277,653,722
Money Market Fund	4,797,804	—	—	4,797,804
Total	$4,797,804	$277,653,722	$—	$282,451,526

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

80

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Number
of Shares		Value

CLOSED-END FUNDS: 99.8%
94,365	Alliance Bernstein National Municipal Income Fund, Inc.	$1,307,899
36,985	BlackRock Investment Quality Municipal Trust, Inc.	579,925
39,547	BlackRock Long-Term Municipal Advantage Trust	470,214
126,837	BlackRock Muni Intermediate Duration Fund, Inc.	1,836,600
65,925	BlackRock MuniAssets Fund, Inc.	945,365
41,554	BlackRock Municipal 2018 Term Trust	628,712
42,543	BlackRock Municipal 2020 Term Trust	692,175
212,116	BlackRock Municipal 2030 Target Term Trust	4,910,485
22,153	BlackRock Municipal Bond Trust	362,423
71,381	BlackRock Municipal Income Quality Trust	1,033,597
94,192	BlackRock Municipal Income Trust	1,382,739
49,570	BlackRock Municipal Income Trust II	739,584
63,694	BlackRock MuniEnhanced Fund, Inc.	755,411
24,503	BlackRock MuniHoldings Fund II, Inc.	377,591
30,146	BlackRock MuniHoldings Fund, Inc.	504,946
80,941	BlackRock MuniHoldings Investment Quality Fund	1,193,070
60,466	BlackRock MuniHoldings Quality Fund II, Inc.	818,710
27,918	BlackRock MuniHoldings Quality Fund, Inc.	378,568
33,277	BlackRock MuniVest Fund II, Inc.	536,758
117,510	BlackRock MuniVest Fund, Inc.	1,166,874
99,809	BlackRock MuniYield Fund, Inc.	1,457,211
24,129	BlackRock MuniYield Investment Fund	372,552
60,624	BlackRock MuniYield Quality Fund II, Inc.	803,874
147,188	BlackRock MuniYield Quality Fund III, Inc.	2,085,654
81,388	BlackRock MuniYield Quality Fund, Inc.	1,251,747
69,814	Deutsche Municipal Income Trust	929,224
54,118	Dreyfus Municipal Bond Infrastructure Fund, Inc.	699,746
55,012	Dreyfus Municipal Income, Inc.	502,260
104,681	Dreyfus Strategic Municipal Bond Fund, Inc.	873,040
129,374	Dreyfus Strategic Municipals, Inc.	1,137,197
206,674	Eaton Vance Municipal Bond Fund	2,645,427
29,727	Eaton Vance Municipal Bond Fund II	378,722
31,888	Eaton Vance Municipal Income 2028 Term Trust	620,222
50,993	Eaton Vance Municipal Income Trust	677,187
39,761	Eaton Vance National Municipal Opportunities Trust	860,030
98,705	Invesco Advantage Municipal Income Trust II	1,154,848
97,406	Invesco Municipal Income Opportunities Trust	750,026
144,617	Invesco Municipal Opportunity Trust	1,898,821
163,983	Invesco Municipal Trust	2,098,982
155,799	Invesco Quality Municipal Income Trust	2,040,967
162,086	Invesco Trust for Investment Grade Municipals	2,136,293
129,151	Invesco Value Municipal Income Trust	1,969,553
Number
of Shares		Value

CLOSED-END FUNDS: (continued)
73,617	MainStay Defined Term Municipal Opportunities Fund	$1,426,697
92,775	MFS High Income Municipal Trust	469,442
121,109	MFS Municipal Income Trust	833,230
39,010	Neuberger Berman Intermediate Municipal Fund, Inc.	602,705
22,505	Nuveen AMT-Free Municipal Value Fund	381,685
595,683	Nuveen AMT-Free Quality Municipal Income Fund	8,190,641
546,327	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	8,222,221
468,874	Nuveen Enhanced Municipal Credit Opportunities Fund	6,948,713
53,511	Nuveen Enhanced Municipal Value Fund	789,287
125,990	Nuveen Intermediate Duration Municipal Term Fund	1,687,006
39,008	Nuveen Intermediate Duration Quality Municipal Term Fund	513,345
105,104	Nuveen Municipal High Income Opportunity Fund	1,399,985
440,946	Nuveen Municipal Value Fund, Inc.	4,400,641
578,139	Nuveen Quality Municipal Income Fund	8,203,792
47,283	Nuveen Select Tax-Free Income 2 Portfolio	661,962
38,167	Nuveen Select Tax-Free Income 3 Portfolio	560,292
43,834	Nuveen Select Tax-Free Income Portfolio	643,483
35,411	PIMCO Municipal Income Fund	557,015
97,222	PIMCO Municipal Income Fund II	1,231,803
50,585	PIMCO Municipal Income Fund III	606,008
44,153	Pioneer Municipal High Income Advantage Trust	562,951
49,430	Pioneer Municipal High Income Trust	625,290
166,327	Putnam Managed Municipal Income Trust	1,244,126
118,709	Putnam Municipal Opportunities Trust	1,479,114
77,506	Western Asset Managed Municipals Fund, Inc.	1,082,759
17,797	Western Asset Municipal Defined Opportunity Trust, Inc.	409,865
57,778	Western Asset Municipal High Income Fund, Inc.	435,068
21,214	Western Asset Municipal Partners Fund, Inc.	334,757
Total Closed-End Funds (Cost: $104,629,731)		102,469,112
MONEY MARKET FUND: 0.1% (Cost: $114,583)
114,583	Dreyfus Government Cash Management Fund	114,583
Total Investments: 99.9% (Cost: $104,744,314)		102,583,695
Other assets less liabilities: 0.1%		59,450
NET ASSETS: 100.0%		$102,643,145

See Notes to Financial Statements

81

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector (unaudited)	% of Investments	Value
Financial	99.9%	$102,469,112
Money Market Fund	0.1	114,583
	100.0%	$102,583,695

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Closed-End Funds	$102,469,112	$—	$—	$102,469,112
Money Market Fund	114,583	—	—	114,583
Total	$102,583,695	$—	$—	$102,583,695

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

82

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.0%
Alabama: 1.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$745,000	6.45%, 12/01/16 (c)	$746,259
2,250,000	6.45%, 12/01/16 (c)	2,253,802
	Alabama State University, General Tuition and Fee (RB) (XLCA)
1,540,000	4.63%, 12/01/16 (c)	1,417,108
485,000	5.00%, 12/01/16 (c)	484,985
680,000	5.25%, 12/01/16 (c)	680,911
	County of Jefferson, Alabama Sewer Revenue, Series D (RB)
10,900,000	6.00%, 10/01/23 (c)	12,988,440
8,000,000	6.50%, 10/01/23 (c)	9,860,880
	County of Jefferson, Alabama Sewer Revenue, Series E (RB)
100,000	6.18%, 10/01/23 (c) ^	34,968
45,000	7.00%, 10/01/23 (c) ^	13,286
1,085,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 01/01/17 (c)	1,086,215
		29,566,854
Alaska: 0.6%
	Northern Tobacco Securitization Corp., Series A (RB)
25,000	4.63%, 11/16/16 (c)	25,203
9,330,000	5.00%, 11/16/16 (c)	8,664,678
4,670,000	5.00%, 11/16/16 (c)	4,620,031
5,920,000	Northern Tobacco Securitization Corp., Series B (RB) 10.96%, 11/16/16 (c) ^	226,677
		13,536,589
American Samoa: 0.0%
1,000,000	American Samoa Economic Development Authority, Series A (RB) 6.63%, 09/01/25 (c)	1,007,450
Arizona: 1.9%
1,835,000	Apache County Industrial Development Authority, Series A (RB) 4.50%, 03/01/22 (c)	2,017,913
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
200,000	5.00%, 02/01/20	222,082
350,000	5.00%, 02/01/21	398,174
1,365,000	5.00%, 02/01/22 (c)	1,534,560
730,000	5.00%, 02/01/22 (c)	811,942
1,310,000	5.00%, 02/01/22 (c)	1,447,589
	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB)
330,000	5.10%, 12/01/16 (c)	330,693
1,510,000	5.20%, 12/01/16 (c)	1,511,948
Principal Amount		Value

Arizona: (continued)
$675,000	Industrial Development Authority of Phoenix (RB) 5.00%, 07/01/25 (c)	$692,651
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	525,780
1,000,000	5.00%, 07/01/25 (c)	1,050,120
1,000,000	5.00%, 07/01/25 (c)	1,082,430
500,000	5.00%, 07/01/25 (c)	525,795
	Industrial Development Authority of Phoenix, Great Hearts Academies Project, Series A (RB)
640,000	5.00%, 07/01/24 (c)	713,555
1,000,000	5.00%, 07/01/24 (c)	1,130,100
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	780,780
	Industrial Development Authority of the County of Pima (RB)
250,000	5.25%, 07/01/26 (c)	248,780
250,000	5.38%, 07/01/26 (c)	245,795
250,000	5.50%, 07/01/26 (c)	246,558
295,000	6.00%, 07/01/20 (c)	307,334
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	785,662
65,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	65,000
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	413,080
	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB)
5,110,000	5.50%, 07/01/17 (c)	5,004,785
3,045,000	5.63%, 07/01/17 (c)	2,953,924
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,528,366
	Salt Verde Financial Corp. (RB)
4,675,000	5.00%, 12/01/32	5,576,153
6,575,000	5.00%, 12/01/37	7,904,596
205,000	5.25%, 12/01/23	245,621
20,000	5.25%, 12/01/24	24,163
115,000	5.25%, 12/01/25	140,122
50,000	5.25%, 12/01/27	60,852
130,000	5.25%, 12/01/28	158,564
260,000	5.50%, 12/01/29	324,753

See Notes to Financial Statements

83

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Arizona: (continued)
$1,000,000	Tempe, Arizona Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	$1,077,200
1,000,000	The Industrial Development Authority of the County of Pima, Edkey Charter Schools Project (RB) 6.00%, 07/01/20 (c)	1,023,490
		43,110,910
Arkansas: 0.0%
640,000	Arkansas Development Finance Authority, Series C (RB) 5.00%, 02/01/25 (c)	729,338
California: 14.4%
	Alameda Corridor Transportation Authority (RB) (AMBAC)
30,000	1.41%, 10/01/17 ^	29,517
7,000,000	5.00%, 10/01/26 (c)	8,082,060
5,000,000	5.00%, 10/01/26 (c)	5,823,750
1,650,000	5.00%, 10/01/26 (c)	1,915,716
2,000,000	5.00%, 10/01/26 (c)	2,314,680
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	512,245
750,000	4.00%, 09/01/23 (c)	771,487
200,000	4.00%, 09/01/23 (c)	207,910
1,500,000	Antelope Valley Healthcare District, Series A (RB) 5.00%, 03/01/26 (c)	1,609,695
	California County Tobacco Securitization Agency (RB)
150,000	5.00%, 12/01/16 (c)	150,092
105,000	5.25%, 11/16/16 (c)	103,291
30,000	5.88%, 12/01/16 (c)	30,011
31,250,000	10.91%, 11/16/16 (c) ^	401,875
	California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Series A (RB)
4,115,000	5.00%, 06/01/17 (c)	3,971,181
15,000	5.00%, 06/01/17 (c)	14,925
	California County Tobacco Securitization Agency, Series A (RB)
1,200,000	5.45%, 12/01/18 (c)	1,227,588
3,555,000	5.60%, 12/01/18 (c)	3,616,786
8,190,000	5.70%, 12/01/18 (c)	8,303,022
33,500,000	California County Tobacco Securitization Agency, Series D (RB) 11.80%, 11/16/16 (c) ^	391,950
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
595,000	5.13%, 12/01/16 (c)	594,958
2,000,000	5.25%, 12/01/16 (c)	1,979,460
80,000	California Health Facilities Financing Authority, Series A (RB) 4.25%, 11/15/22 (c)	85,663
Principal Amount		Value

California: (continued)
	California Municipal Finance Authority, California Baptist University (RB)
$500,000	5.50%, 11/01/25 (c)	$545,145
1,000,000	6.13%, 11/01/23 (c)	1,152,900
60,000	California Municipal Finance Authority, Community Hospitals of Central California Obligated Group (RB) 5.50%, 02/01/19 (c)	64,626
500,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 4.25%, 02/01/25 (c)	520,810
500,000	California Municipal Finance Authority, Creative Center of Los Altos Project (RB) 4.50%, 11/01/26 (c)	495,930
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.75%, 07/01/20 (c)	1,114,480
	California Municipal Finance Authority, Rocketship Education, Series A (RB)
850,000	6.00%, 06/01/22 (c)	926,406
930,000	7.00%, 06/01/22 (c)	1,050,156
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,592,010
1,000,000	California Municipal Finance Authority, Series A (RB) 5.63%, 03/01/25 (c)	1,020,900
750,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	765,322
500,000	California Pollution Control Financing Authority, Waste Management, Inc., Series A-2 (RB) 3.63%, 07/01/25 (c)	543,550
110,000	California Statewide Communities Development Authority, Children’s Hospitals (RB) 5.00%, 08/15/17 (c)	112,802
1,005,000	California Statewide Communities Development Authority, GNMA Collateralized-740 S. Olive St. Apartments, Series L (RB) 4.90%, 07/20/19 (c)	1,070,727
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	82,133

See Notes to Financial Statements

84

Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
$4,100,000	5.00%, 06/01/26 (c)	$4,856,860
200,000	5.00%, 06/01/26 (c)	238,962
3,535,000	5.00%, 06/01/26 (c)	3,920,739
2,000,000	5.00%, 06/01/26 (c)	2,250,960
5,780,000	5.25%, 12/01/24 (c)	6,661,855
4,655,000	5.25%, 12/01/24 (c)	5,304,559
2,000,000	5.25%, 12/01/24 (c)	2,348,840
7,460,000	5.50%, 12/01/24 (c)	8,575,270
	California Statewide Communities Development Authority, Series A (RB)
8,350,000	5.00%, 06/01/26 (c)	9,133,898
18,000,000	5.25%, 06/01/26 (c)	20,078,460
1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	1,114,900
	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB)
1,915,000	5.50%, 12/01/16 (c)	1,914,828
355,000	5.75%, 12/01/16 (c)	356,491
3,210,000	5.75%, 12/01/16 (c)	3,210,032
2,410,000	5.75%, 12/01/16 (c)	2,416,073
40,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 12/01/16 (c)	40,251
	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series A (RB)
900,000	6.00%, 12/01/16 (c)	922,113
7,350,000	7.10%, 11/16/16 (c) ^	1,130,650
3,175,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series B (RB) 6.00%, 12/01/16 (c)	3,253,010
103,500,000	California Statewide Financing Authority, Pooled Tobacco Securitization Program, Series D (RB) 12.31%, 12/01/16 (c) ^	1,274,085
120,000	Cathedral City, California Public Financing Authority (AMBAC) (TA) 4.50%, 08/01/17 (c)	120,692
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	59,887
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	275,263
Principal Amount		Value

California: (continued)
	City of Irvine, Community Facilities District No. 2013-3 (ST)
$1,000,000	4.00%, 09/01/23 (c)	$1,041,240
1,000,000	4.00%, 09/01/23 (c)	1,026,980
250,000	4.00%, 09/01/23 (c)	267,615
230,000	4.00%, 09/01/23 (c)	249,240
250,000	4.00%, 09/01/23 (c)	269,148
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	833,587
125,000	City of Long Beach, California Marina System Revenue (RB) 5.00%, 05/15/25 (c)	143,394
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	108,182
1,000,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	1,126,780
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	227,486
1,075,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,214,008
25,000	County of Sacramento (CP) (AMBAC) 4.75%, 12/01/16 (c)	25,077
	County of Sacramento, Community Facilities District N. 2005-2 (ST)
500,000	5.00%, 09/01/26 (c)	557,530
350,000	5.00%, 09/01/26 (c)	392,396
800,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	899,736
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,180,390
2,500,000	6.00%, 01/15/24 (c)	2,978,725
310,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	317,762
	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB)
280,000	5.00%, 07/15/19 (c) (p)	303,349
1,000,000	6.00%, 01/15/24 (c)	1,189,350
6,525,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,706,873
1,000,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,187,310
95,835,000	Golden State Tobacco Securitization Corp. (RB) 7.90%, 06/01/17 (c) ^	9,622,792

See Notes to Financial Statements

85

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB)
$9,520,000	4.50%, 06/01/17 (c)	$9,565,030
6,795,000	5.00%, 06/01/17 (c)	6,659,712
15,750,000	5.13%, 06/01/17 (c)	15,172,920
31,450,000	5.75%, 06/01/17 (c)	31,091,155
14,500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-2 (RB) 5.30%, 06/01/22 (c)	14,624,555
250,000	Independent Cities Finance Authority (RB) 3.75%, 10/15/26 (c)	242,158
4,965,000	Inland Empire Tobacco Securitization Authority, Inland Empire Tobacco Securitization Corp., Series A (RB) 4.63%, 06/01/17 (c)	4,988,633
655,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	692,669
500,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	567,895
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	57,416
	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB)
230,000	5.00%, 11/15/29	281,548
50,000	5.00%, 11/15/35	62,185
2,550,000	5.50%, 11/15/32	3,277,362
2,300,000	Long Beach Bond Finance Authority, Series A (RB) 5.50%, 11/15/30	2,921,230
1,000,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	1,386,710
6,680,000	MSR Energy Authority, Series B (RB) 6.13%, 11/01/29	8,628,222
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	904,155
2,105,000	7.00%, 11/01/34	3,025,769
1,000,000	Orange County Community Facilities District, Series A (ST) 4.25%, 08/15/25 (c)	1,056,250
	Palomar Health (RB)
500,000	5.00%, 11/01/26 (c)	561,445
250,000	5.00%, 11/01/26 (c)	286,160
365,000	Palomar Pomerado Health Certificates (CP) 6.00%, 11/01/20 (c)	406,511
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	122,211
Principal Amount		Value

California: (continued)
$1,000,000	Perris Union High School District (ST) 5.00%, 03/01/25 (c)	$1,113,620
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	852,457
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	186,059
3,000,000	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (ST) 5.50%, 09/01/22 (c)	3,278,490
20,000	Roseville Finance Authority, Senior Lien, Series A (AMBAC) (ST) 4.38%, 09/01/17 (c)	20,074
3,600,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	4,308,876
20,000	San Francisco City and County Redevelopment Agency (TA) 6.25%, 02/01/21 (c)	23,901
	San Joaquin Hills Transportation Corridor Agency (RB)
3,760,000	5.00%, 01/15/25 (c)	4,264,893
1,750,000	5.00%, 01/15/25 (c)	1,993,127
3,300,000	5.00%, 01/15/25 (c)	3,802,392
500,000	5.00%, 01/15/25 (c)	588,895
200,000	5.25%, 01/15/25 (c)	229,512
555,000	San Jose Redevelopment Agency, Series B (TA) (XLCA) 4.25%, 08/01/17 (c)	558,130
275,000	San Jose Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	284,034
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	572,065
500,000	5.00%, 03/01/26 (c)	574,240
9,000,000	Silicon Valley, California Tobacco Securitization Authority, Series A (RB) 7.40%, 06/01/17 (c) ^	2,955,240
43,500,000	Silicon Valley, California Tobacco Securitization Authority, Series D (RB) 11.32%, 06/01/17 (c) ^	716,010
1,000,000	Thousand Oaks, California Community Facilities Special Tax, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,058,530
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
240,000	5.38%, 11/16/16 (c)	237,420
6,025,000	5.50%, 11/16/16 (c)	5,956,255

See Notes to Financial Statements

86

Principal Amount		Value

California: (continued)
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
$5,325,000	5.00%, 11/16/16 (c)	$5,237,404
7,415,000	5.13%, 11/16/16 (c)	7,146,948
	Tustin Community Facilities District, Series A (ST)
100,000	5.00%, 09/01/25 (c)	111,705
100,000	5.00%, 09/01/25 (c)	112,190
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	817,050
685,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	744,547
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,864,900
55,000	West Covina Community Development Commission (ST) 6.00%, 09/01/17	57,429
665,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	674,037
		323,445,718
Colorado: 1.4%
	City and County of Denver, Special Facilities Airport Revenue, United Air Lines Project, Series A (RB)
700,000	5.25%, 10/01/17 (c)	718,207
2,000,000	5.75%, 10/01/17 (c)	2,067,240
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,103,548
	Colorado Educational & Cultural Facilities Authority (RB)
500,000	5.00%, 07/01/26 (c)	511,120
500,000	5.00%, 07/01/26 (c)	515,820
85,000	Colorado Health Facilities Authority (RB) 5.25%, 12/01/16 (c)	85,196
350,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series A (RB) 5.00%, 12/01/22 (c)	393,792
1,670,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	1,766,877
1,700,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 12/01/16 (c)	1,696,481
950,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 12/01/16 (c)	950,874
Principal Amount		Value

Colorado: (continued)
	Colorado Health Facilities Authority, Senior Residences Project (RB)
$1,500,000	7.00%, 06/01/22 (c) (d) *	$1,234,995
1,000,000	6.75%, 06/01/22 (c) (d) *	851,230
1,000,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,094,220
1,675,000	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB) 5.00%, 06/01/22 (c)	1,812,735
1,000,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	1,221,640
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	525,590
500,000	5.75%, 12/01/20 (c)	525,140
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	281,348
1,000,000	5.00%, 12/01/26 (c)	1,137,210
	Denver Convention Center Hotel Authority, Convention Center Hotel (RB) (XLCA)
25,000	5.00%, 12/01/16 (c)	25,021
2,000,000	5.25%, 12/01/16 (c)	2,006,340
25,000	Denver Health and Hospital Authority, Series A (RB) 4.75%, 12/01/16 (c)	25,059
	E-470 Public Highway Authority, Series A (RB)
20,000	4.29%, 09/01/41 ^	7,703
4,075,000	5.28%, 09/01/40 ^	1,634,849
25,000	E-470 Public Highway Authority, Series C (RB) 5.25%, 09/01/20 (c)	27,735
	Eaton Area Park and Recreation District (GO)
250,000	5.25%, 12/01/22 (c)	264,080
310,000	5.50%, 12/01/22 (c)	330,724
250,000	5.50%, 12/01/22 (c)	273,573
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	506,660
500,000	6.00%, 12/15/23 (c)	506,595
	Park Creek Metropolitan District (RB)
1,000,000	5.00%, 12/01/25 (c)	1,119,070
650,000	5.00%, 12/01/25 (c)	743,177
2,575,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue (RB) 6.50%, 11/15/38	3,635,282
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,026,700
		30,625,831

See Notes to Financial Statements

87

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Connecticut: 0.4%
$50,000	Bridgeport Housing Authority (RB) 5.60%, 06/01/17 (c)	$50,508
	City of Hartford, Series A (GO)
250,000	5.00%, 04/01/20	266,928
475,000	5.00%, 04/01/23 (c)	500,788
1,330,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 11/04/16 (c)	1,330,213
	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA)
700,000	7.00%, 04/01/20 (c)	773,780
1,500,000	7.88%, 04/01/20 (c)	1,706,115
	Mohegan Tribe of Indians of Connecticut (RB)
1,000,000	4.75%, 02/01/20	1,003,980
250,000	5.75%, 02/01/24	252,333
1,000,000	6.25%, 02/01/26 (c)	1,032,300
	Town of Hamden, Connecticut, Series A (RB)
475,000	7.63%, 01/01/20 (c)	499,938
2,000,000	7.75%, 01/01/20 (c)	2,089,840
		9,506,723
Delaware: 0.1%
1,605,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	1,730,495
500,000	Delaware State Economic Development Authority (RB) 5.00%, 06/01/26 (c)	526,820
		2,257,315
District of Columbia: 1.7%
	District of Columbia Provident Group-Howard Properties, LLC (RB)
2,475,000	5.00%, 10/01/22 (c)	2,477,401
395,000	5.00%, 10/01/22 (c)	400,020
2,115,000	5.00%, 10/01/22 (c)	2,194,820
	District of Columbia Tobacco Settlement Financing Corp. (RB)
14,000	6.50%, 05/15/33	17,111
68,185,000	6.83%, 12/01/16 (c) ^	8,561,990
19,835,000	10.46%, 11/16/16 (c) ^	1,143,488
5,000,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	5,379,400
1,000,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 12/01/16 (c)	1,002,470
	District of Columbia, The Howard University Issue, Series A (RB)
100,000	5.75%, 04/01/21 (c)	108,142
1,870,000	6.25%, 04/01/21 (c)	2,033,793
1,635,000	6.25%, 04/01/21 (c)	1,816,534
Principal Amount		Value

District of Columbia: (continued)
$2,445,000	6.50%, 04/01/21 (c)	$2,637,544
1,465,000	6.50%, 04/01/21 (c)	1,586,448
1,595,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB) 6.50%, 10/01/28 (c)(e)	1,922,182
	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series A (RB)
705,000	3.59%, 10/01/37 ^	301,726
5,705,000	5.00%, 04/01/22 (c)	6,352,232
		37,935,301
Florida: 3.9%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,824,490
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,530,000	8.00%, 11/15/21 (c)	1,817,992
1,000,000	8.13%, 11/15/21 (c)	1,174,410
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,469,181
2,000,000	Capital Trust Agency, Inc. (RB) 7.75%, 01/01/21 (c)	1,781,360
500,000	Capital Trust Agency, Inc., Tallahassee Tapestry Senior Housing Project, Series A (RB) 7.13%, 12/01/25 (c)	512,535
1,000,000	Capital Trust Agency, Inc., Tuscan Senior Living Community Project, Series A (RB) 7.00%, 04/01/22 (c)	1,072,040
	City of Tallahassee, Florida Health Facilities Authority (RB)
1,310,000	4.00%, 06/01/25 (c)	1,359,125
475,000	4.00%, 12/01/25 (c)	479,133
1,500,000	5.00%, 06/01/25 (c)	1,697,490
440,000	5.00%, 12/01/25 (c)	495,312
100,000	Collier County Industrial Development Authority (RB) 8.13%, 05/15/24 (c)	117,492
	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB)
350,000	5.63%, 11/15/17 (c)	358,341
1,640,000	5.88%, 11/15/17 (c)	1,660,172
1,660,000	County of Alachua, Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.88%, 11/15/17 (c)	1,675,421
55,000	County of Brevard, Florida (RB) 6.75%, 11/01/19 (c)	59,827

See Notes to Financial Statements

88

Principal Amount		Value

Florida: (continued)
	County of Miami-Dade, Florida Seaport Department, Series A (RB)
$190,000	5.00%, 10/01/23 (c)	$218,542
40,000	5.38%, 10/01/23 (c)	46,896
175,000	6.00%, 10/01/23 (c)	212,412
2,150,000	County of Miami-Dade, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,578,022
100,000	County of Miami-Dade, Industrial Development Authority, Series A (RB) 5.00%, 06/01/25 (c)	105,194
2,000,000	County of Miami-Dade, Series D (GO) 4.00%, 07/01/18	2,101,980
70,000	Escambia County Health Facilities Authority, Baptist Hospital, Inc. Project, Series A (RB) 6.00%, 08/15/20 (c)	79,685
	Florida Development Finance Corp. (RB)
1,000,000	7.00%, 06/01/22 (c)	1,068,300
1,000,000	7.00%, 06/01/22 (c)	1,074,750
1,000,000	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB) 4.75%, 07/15/26 (c)	947,230
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	371,095
450,000	5.88%, 06/15/24 (c)	465,444
695,000	6.00%, 06/15/24 (c)	713,292
	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB)
1,000,000	5.75%, 06/15/24 (c)	1,056,030
500,000	6.00%, 06/15/25 (c)	524,560
585,000	6.13%, 06/15/25 (c)	612,150
2,850,000	7.63%, 06/15/21 (c)	3,302,209
	Halifax Hospital Medical Center (RB)
2,200,000	3.75%, 06/01/26 (c)	2,214,058
3,095,000	4.00%, 06/01/26 (c)	3,174,263
90,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	92,631
130,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.00%, 05/15/17 (c)	131,863
	Lee County, Florida Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
2,130,000	5.25%, 06/15/17 (c)	2,148,041
3,500,000	5.38%, 06/15/17 (c)	3,526,320
Principal Amount		Value

Florida: (continued)
$2,825,000	5.75%, 06/15/22 (c)	$2,972,634
300,000	Leon County Educational Facilities Authority (RB) (ACA) 5.13%, 12/01/16 (c)	291,462
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	554,846
1,290,000	4.25%, 11/15/24 (c)	1,348,940
	Martin County, Florida Health Facilities Authority (RB)
100,000	5.13%, 11/15/21 (c)	108,883
800,000	5.50%, 11/15/21 (c)	906,360
2,000,000	5.50%, 11/15/21 (c)	2,242,880
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,984,417
925,000	5.00%, 11/15/24 (c)	1,033,780
3,910,000	5.00%, 11/15/24 (c)	4,405,045
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	569,285
500,000	5.00%, 10/01/25 (c)	573,045
1,000,000	Mid-Bay Bridge Authority, Series C (RB) 5.00%, 10/01/25 (c)	1,157,040
830,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	883,742
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
2,500,000	4.25%, 05/01/23 (c)	2,615,475
1,480,000	5.00%, 05/01/23 (c)	1,563,916
	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB)
2,750,000	5.50%, 07/01/17 (c)	2,774,145
1,200,000	5.50%, 07/01/17 (c)	1,215,240
1,500,000	Orange County, Florida Industrial Development Authority, VitAG Florida LLC Project (RB) 8.00%, 07/01/24 (c)	1,572,195
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,826,896
1,500,000	5.00%, 05/15/23 (c)	1,610,430
1,000,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc., Obligated Group (RB) 5.00%, 11/15/26 (c)	1,162,750
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,817,775

See Notes to Financial Statements

89

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Florida: (continued)
	Sarasota County, Florida Health Facilities Authority (RB)
$2,055,000	5.75%, 07/01/17 (c)	$2,076,495
1,785,000	5.75%, 07/01/17 (c)	1,804,831
410,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	468,150
885,000	Sumter County, Florida Village Community Development District No. 9, Special Assessment Revenue (SA) 5.50%, 05/01/22 (c)	999,652
1,375,000	Town of Davie, Florida Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	1,662,031
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	247,580
500,000	3.63%, 05/01/26 (c)	493,060
500,000	3.88%, 05/01/26 (c)	480,520
		87,742,788
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 12/01/16 (c)	15,014
	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB)
945,000	5.25%, 09/01/20	1,027,650
200,000	6.00%, 09/01/20 (c)	227,282
2,100,000	6.13%, 09/01/20 (c)	2,351,685
265,000	Gainesville, Georgia Redevelopment Authority (RB) 5.13%, 03/01/17 (c)	265,249
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	515,190
600,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 7.25%, 01/01/25 (c)	623,466
240,000	Main Street Natural Gas, Inc. Gas Project, Series A (RB) 5.50%, 09/15/23	289,195
145,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	152,040
	Private Colleges & Universities Authority, The Savannah College of Art & Design Project (RB)
5,000,000	4.13%, 04/01/24 (c)	5,357,450
5,405,000	5.00%, 04/01/24 (c)	6,057,383
		16,881,604
Principal Amount		Value

Guam: 0.7%
	A. B. Won Pat International Airport Authority, Series C (RB)
$1,000,000	5.00%, 10/01/21	$1,112,190
2,000,000	6.25%, 10/01/23 (c)	2,377,780
65,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	68,494
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 06/01/17 (c)	1,101,397
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,204,302
1,250,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,423,550
	Guam Government Waterworks Authority (RB)
1,375,000	5.00%, 07/01/26 (c)	1,566,964
500,000	5.25%, 07/01/23 (c)	570,925
355,000	5.50%, 07/01/20 (c)	389,360
3,530,000	5.50%, 07/01/23 (c)	4,071,149
355,000	5.63%, 07/01/20 (c)	387,525
	Guam Power Authority, Series A (RB)
1,545,000	5.00%, 10/01/22 (c)	1,703,934
250,000	5.50%, 10/01/20 (c)	274,645
		16,252,215
Hawaii: 0.2%
1,380,000	Kuakini Health System, Series A (RB) 6.38%, 12/01/16 (c)	1,383,519
1,810,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/01/16 (c)	1,818,362
500,000	State of Hawaii Department of Budget and Finance (RB) 5.00%, 01/01/25 (c)	512,425
		3,714,306
Idaho: 0.1%
1,135,000	Idaho Health Facilities Authority (RB) 5.00%, 09/01/26 (c)	1,257,557
Illinois: 10.2%
	Chicago Board of Education, Series A (GO)
2,715,000	5.00%, 12/01/21 (c)	2,397,073
9,525,000	5.00%, 12/01/22 (c)	8,367,617
300,000	5.25%, 12/01/21 (c)	270,282
75,000	5.50%, 12/01/19	77,588
4,595,000	5.50%, 12/01/21 (c)	4,288,008
3,100,000	7.00%, 12/01/25 (c)	3,252,458
2,000,000	7.00%, 12/01/25 (c)	2,099,760
	Chicago Board of Education, Series B (GO) (AMBAC)
100,000	5.00%, 12/01/17 (c)	102,135
30,000	5.00%, 12/01/17	30,529
965,000	5.00%, 12/01/22 (c)	874,213

See Notes to Financial Statements

90

Principal Amount		Value

Illinois: (continued)
	Chicago Board of Education, Series C (GO)
$575,000	4.25%, 12/01/18	$558,854
410,000	5.00%, 12/01/17	406,683
350,000	5.00%, 12/01/18 (c)	320,058
1,350,000	5.00%, 12/01/18 (c)	1,237,288
600,000	5.00%, 12/01/18 (c)	577,500
1,000,000	5.00%, 12/01/18 (c)	952,530
455,000	5.25%, 12/01/18 (c)	435,531
675,000	5.25%, 12/01/18 (c)	637,092
2,245,000	5.25%, 12/01/24 (c)	2,035,968
3,835,000	5.25%, 12/01/24 (c)	3,531,038
305,000	6.00%, 12/01/24 (c)	296,552
1,260,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	1,159,414
	Chicago Board of Education, Series F (GO)
555,000	5.00%, 12/01/17	550,510
1,600,000	5.00%, 12/01/18	1,578,272
2,500,000	5.00%, 12/01/19	2,433,975
545,000	5.00%, 12/01/20 (c)	495,928
1,055,000	5.00%, 12/01/20	1,015,437
400,000	Chicago O’Hare International Airport, Senior Lien (RB) 5.50%, 01/01/23 (c)	464,148
100,000	Chicago, Illinois Project and Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	100,517
670,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	686,355
	Chicago, Illinois, Series A (GO)
300,000	5.00%, 01/01/18	306,093
480,000	5.00%, 01/01/20 (c)	495,389
1,000,000	5.00%, 01/01/24 (c)	1,014,960
100,000	5.25%, 01/01/18 (c)	102,429
2,050,000	5.25%, 01/01/21 (c)	2,084,276
2,080,000	5.25%, 01/01/24 (c)	2,162,846
500,000	5.50%, 01/01/25 (c)	527,515
	Chicago, Illinois, Series C (GO)
1,350,000	5.00%, 01/01/19 (c)	1,357,317
300,000	5.00%, 01/01/20	313,251
1,185,000	5.00%, 01/01/22	1,256,716
3,175,000	5.00%, 01/01/24	3,381,026
1,000,000	5.00%, 01/01/26 (c)	1,010,920
1,730,000	5.00%, 01/01/26	1,845,097
	Chicago, Illinois, Series D (GO)
50,000	5.00%, 01/01/19 (c)	50,271
520,000	5.50%, 01/01/25 (c)	548,616
915,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	952,231
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	250,877
950,000	5.25%, 01/01/25 (c)	1,000,150
1,400,000	5.25%, 01/01/25 (c)	1,483,720
1,875,000	5.50%, 01/01/25 (c)	1,957,481
Principal Amount		Value

Illinois: (continued)
$250,000	5.50%, 01/01/25 (c)	$265,673
	City of Chicago, Series A (GO)
700,000	4.63%, 01/01/21 (c)	680,260
110,000	5.00%, 01/01/17 (c)	110,538
1,125,000	5.00%, 01/01/18 (c)	1,149,019
150,000	5.00%, 01/01/20 (c)	155,261
50,000	5.00%, 01/01/20 (c)	52,102
670,000	5.00%, 01/01/20 (c)	689,276
500,000	5.00%, 12/01/20 (c)	526,700
1,410,000	5.00%, 01/01/21 (c)	1,415,161
370,000	5.00%, 01/01/21	390,128
1,825,000	5.00%, 01/01/22 (c)	1,847,210
1,500,000	5.00%, 01/01/22 (c)	1,560,720
725,000	5.00%, 01/01/22 (c)	734,816
450,000	5.00%, 01/01/23	479,138
2,000,000	5.00%, 01/01/24 (c)	2,023,880
945,000	5.00%, 01/01/24 (c)	960,290
225,000	5.25%, 01/01/18 (c)	230,051
250,000	5.25%, 01/01/18 (c)	255,468
340,000	5.25%, 01/01/18 (c)	343,675
1,500,000	5.25%, 01/01/24 (c)	1,580,325
1,120,000	5.25%, 01/01/24 (c)	1,155,638
1,000,000	5.38%, 01/01/25 (c)	1,065,480
445,000	5.50%, 01/01/25 (c)	467,944
1,870,000	5.50%, 01/01/25 (c)	1,948,428
145,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	147,495
990,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	1,054,102
	City of Chicago, Series C (GO)
1,460,000	5.00%, 01/01/19 (c)	1,467,315
1,000,000	5.00%, 01/01/19 (c)	1,011,980
405,000	5.00%, 01/01/19 (c)	414,044
90,000	5.00%, 01/01/22 (c)	93,643
1,070,000	5.00%, 01/01/22 (c)	1,129,096
100,000	5.00%, 01/01/22 (c)	104,521
1,000,000	5.00%, 01/01/25	1,067,560
260,000	5.95%, 01/01/30 ^	125,044
	City of Chicago, Series D (GO)
260,000	5.00%, 01/01/19 (c)	260,562
1,900,000	5.50%, 01/01/25 (c)	1,978,394
2,350,000	5.50%, 01/01/25 (c)	2,453,376
3,025,000	5.50%, 01/01/25 (c)	3,180,969
	City of Chicago, Series E (GO)
5,350,000	5.50%, 01/01/25 (c)	5,567,049
1,000,000	5.50%, 01/01/25 (c)	1,048,110
2,000,000	City of Chicago, Waterworks Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	2,446,940
	City of Harvey, Illinois, Series A (GO)
3,600,000	5.63%, 12/01/17 (c)	2,132,964
465,000	5.50%, 12/01/17 (c)	282,069
2,100,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,198,574
20,000	Illinois Finance Authority (RB) 6.13%, 05/15/19 (c)	22,547

See Notes to Financial Statements

91

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Illinois: (continued)
$200,000	Illinois Finance Authority, Centegra Health System (RB) 4.00%, 09/01/22 (c)	$205,116
	Illinois Finance Authority, Centegra Health System, Series A (RB)
635,000	4.63%, 09/01/24 (c)	665,766
2,000,000	5.00%, 09/01/24 (c)	2,212,420
520,000	Illinois Finance Authority, Elmhurst Memorial Healthcare, Series A (RB) 5.63%, 01/01/18 (c)	542,433
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
1,225,000	4.75%, 05/15/23 (c)	1,287,414
2,360,000	5.13%, 05/15/23 (c)	2,494,614
1,500,000	5.25%, 05/15/23 (c)	1,602,405
425,000	Illinois Finance Authority, Friendship Village of Schaumberg, Series A (RB) 5.63%, 12/01/16 (c)	425,272
1,000,000	Illinois Finance Authority, General Health System, Series A (RB) 5.00%, 09/01/24 (c)	1,130,670
	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB)
30,000	7.50%, 02/15/17 (c)	21,403
30,000	8.00%, 02/15/17 (c)	20,837
20,000	8.00%, 02/15/20 (c)	13,861
1,020,000	8.13%, 02/15/20 (c)	703,514
2,000,000	8.25%, 02/15/20 (c)	1,378,360
	Illinois Finance Authority, Illinois Institute of Technology, Series A (RB)
1,000,000	5.00%, 12/01/16 (c)	1,000,100
3,000,000	5.00%, 12/01/16 (c)	3,003,870
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	512,980
500,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	541,015
1,000,000	Illinois Finance Authority, Lutheran Home and Services Group (RB) 5.75%, 05/15/22 (c)	1,048,140
25,000	Illinois Finance Authority, Montgomery Place Project, Series A (RB) 5.75%, 05/15/17 (c)	25,131
3,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	3,324,034
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,155,280
585,000	Illinois Finance Authority, Peace Village (RB) 5.25%, 08/15/23	615,215
	Illinois Finance Authority, Presence Health Network, Series C (RB)
1,500,000	4.00%, 02/15/27 (c)	1,464,420
1,000,000	4.00%, 02/15/27 (c)	957,920
2,400,000	4.00%, 02/15/27 (c)	2,382,840
Principal Amount		Value

Illinois: (continued)
$2,200,000	5.00%, 02/15/27 (c)	$2,397,428
540,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	608,764
	Illinois Finance Authority, Roosevelt University Project (RB)
40,000	5.75%, 10/01/19 (c)	43,101
1,000,000	6.25%, 10/01/19 (c)	1,088,460
2,000,000	6.50%, 10/01/19 (c)	2,196,020
80,000	Illinois Finance Authority, Series A (RB) 7.90%, 02/15/17 (c)	55,834
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
500,000	5.00%, 08/15/25 (c)	577,105
1,125,000	5.00%, 08/15/25 (c)	1,282,635
50,000	Illinois Finance Authority, Student Housing, Series B (RB) 5.25%, 12/01/16 (c)	50,096
	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB)
730,000	5.75%, 02/15/20 (c)	808,205
2,070,000	6.00%, 02/15/20 (c)	2,271,535
	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB)
7,000,000	8.00%, 05/15/20 (c)	7,983,290
1,565,000	8.00%, 05/15/20 (c)	1,788,169
150,000	Illinois Finance Authority, The Admiral At The Lake Project, Series B (RB) 7.38%, 11/21/16 (c)	150,393
420,000	Illinois Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB) 4.25%, 06/15/22 (c)	422,071
	Illinois Railsplitter Tobacco Settlement Authority (RB)
1,030,000	5.00%, 06/01/18	1,088,648
200,000	5.38%, 06/01/21	231,854
	Illinois Sports Facilities Authority (RB) (AMBAC)
150,000	4.65%, 06/15/26 ^	105,134
1,000,000	5.00%, 06/15/24 (c)	1,134,520
35,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	36,186
	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB)
815,000	1.56%, 06/15/18 ^	788,561
295,000	5.65%, 06/15/22 (e)	332,273
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
105,000	5.00%, 06/15/22 (c)	111,806
4,115,000	5.00%, 12/15/25 (c)	4,508,929
25,000	5.50%, 06/15/20 (c)	26,640

See Notes to Financial Statements

92

Principal Amount		Value

Illinois: (continued)
$1,000,000	5.50%, 12/15/25 (c)	$1,153,230
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
3,430,000	4.58%, 12/15/51 ^	574,456
1,250,000	5.00%, 12/15/20	1,385,962
1,000,000	5.00%, 06/15/22 (c)	1,122,420
510,000	5.00%, 06/15/22 (c)	541,467
60,000	5.00%, 06/15/22 (c)	65,477
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
2,000,000	5.00%, 06/15/20 (c)	2,085,120
100,000	5.20%, 06/15/20 (c)	105,099
2,130,000	5.25%, 06/15/20 (c)	2,242,187
435,000	Northeastern Illinois University (CP) 4.00%, 10/01/22 (c)	378,515
100,000	Railsplitter Tobacco Settlement Authority (RB) 6.25%, 11/21/16 (c)	101,499
2,350,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	2,121,862
	State of Illinois (GO)
2,320,000	3.50%, 06/01/26 (c)	2,111,594
1,000,000	3.50%, 06/01/26 (c)	893,200
1,000,000	3.50%, 06/01/26 (c)	873,380
2,000,000	4.00%, 06/01/26 (c)	1,852,320
4,000,000	4.00%, 06/01/26 (c)	3,745,480
1,000,000	4.00%, 06/01/26 (c)	955,240
2,750,000	4.00%, 06/01/26 (c)	2,678,307
1,000,000	4.00%, 06/01/26 (c)	920,460
1,000,000	4.00%, 06/01/26 (c)	914,910
1,000,000	5.00%, 12/02/16 (c)	1,003,450
50,000	5.00%, 03/01/18	51,761
3,375,000	5.00%, 05/01/18	3,507,604
250,000	5.00%, 08/01/18	261,338
100,000	5.00%, 09/01/18 (c)	103,581
680,000	5.00%, 01/01/19	713,470
250,000	5.00%, 05/01/19	264,028
300,000	5.00%, 06/01/19	317,295
1,255,000	5.00%, 06/01/19	1,327,351
500,000	5.00%, 01/01/20 (c)	532,415
700,000	5.00%, 01/01/21	757,491
500,000	5.00%, 07/01/21	544,315
1,000,000	5.00%, 01/01/22 (c)	1,049,020
1,000,000	5.00%, 02/01/22	1,091,770
480,000	5.00%, 03/01/22	524,453
200,000	5.00%, 03/01/22 (c)	210,678
500,000	5.00%, 08/01/22 (c)	544,670
1,400,000	5.00%, 08/01/22	1,536,598
3,430,000	5.00%, 02/01/23	3,766,586
75,000	5.00%, 04/01/23 (c)	78,254
120,000	5.00%, 05/01/23	132,059
250,000	5.00%, 07/01/23	275,375
3,305,000	5.00%, 02/01/24	3,644,093
375,000	5.00%, 02/01/24 (c)	410,198
1,000,000	5.00%, 02/01/24 (c)	1,046,920
500,000	5.00%, 04/01/24 (c)	543,805
Principal Amount		Value

Illinois: (continued)
$100,000	5.00%, 05/01/24 (c)	$105,559
1,660,000	5.00%, 01/01/26 (c)	1,725,437
1,500,000	5.00%, 06/01/26 (c)	1,652,205
1,000,000	5.00%, 06/01/26 (c)	1,093,880
165,000	5.25%, 01/01/19	173,983
1,705,000	5.50%, 07/01/23 (c)	1,930,844
950,000	State of Illinois, Series A (GO) 4.00%, 09/01/18 (c)	968,439
100,000	Village of Hillside, Illinois (TA) 7.00%, 01/01/18 (c)	105,338
		229,247,164
Indiana: 2.2%
	Barrington of Carmel Project, Series A (RB)
1,500,000	7.13%, 11/15/22 (c)	1,686,630
2,000,000	7.13%, 11/15/22 (c)	2,243,260
	City of Anderson, Indiana, Anderson University Project (RB)
175,000	5.00%, 04/01/17 (c)	175,084
525,000	5.00%, 04/01/17 (c)	525,803
850,000	5.00%, 04/01/17 (c)	853,655
1,000,000	City of Rockport, Indiana, Series A (RB) 7.00%, 02/01/22 (c)	842,960
1,400,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	1,620,724
250,000	Indiana Finance Authority Tax-Exempt Private Activity Bonds (RB) 5.25%, 09/01/24 (c)	280,628
50,000	Indiana Finance Authority, Earlham College Project (RB) 5.00%, 10/01/23 (c)	55,540
	Indiana Finance Authority, I-69 Section 5 Project (RB)
5,265,000	5.00%, 09/01/24 (c)	5,511,033
1,000,000	5.25%, 09/01/24 (c)	1,068,680
2,750,000	5.25%, 09/01/24 (c)	2,952,152
1,900,000	6.00%, 12/01/19	1,913,186
	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB)
965,000	5.13%, 08/15/20 (c)	1,051,126
925,000	5.50%, 08/15/20 (c)	1,014,022
600,000	5.50%, 08/15/20 (c)	658,878
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
1,600,000	5.00%, 07/01/23 (c)	1,803,168
3,980,000	5.00%, 07/01/23 (c)	4,467,431
5,400,000	5.25%, 07/01/23 (c)	6,131,916
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
3,160,000	5.00%, 06/01/22 (c)	3,298,819
1,715,000	5.00%, 06/01/22 (c)	1,813,098

See Notes to Financial Statements

93

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Indiana: (continued)
	Indiana Finance Authority, United States Steel Corp. Project (RB)
$1,070,000	5.75%, 08/01/22 (c)	$966,124
2,515,000	6.00%, 06/01/20 (c)	2,496,112
	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB)
2,000,000	5.70%, 09/01/17 (c)	2,080,840
3,000,000	5.75%, 09/01/17 (c)	3,122,490
1,160,000	5.80%, 09/01/17 (c)	1,207,838
		49,841,197
Iowa: 2.3%
5,745,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	5,942,973
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
15,250,000	5.00%, 12/01/19	15,633,690
2,700,000	5.50%, 12/01/18 (c)	2,763,639
5,715,000	Iowa Finance Authority, Iowa Fertilizer Company Project (RB) 5.25%, 12/01/23 (c)	5,954,573
1,500,000	Iowa Higher Education Loan Authority (RB) 5.00%, 10/01/25 (c)	1,576,995
	Iowa Higher Education Loan Authority, Upper Iowa University Project (RB)
20,000	4.00%, 09/01/23 (c)	23,247
2,065,000	5.00%, 09/01/23 (c)	2,533,838
620,000	5.75%, 09/01/20 (c)	726,237
1,345,000	6.00%, 09/01/20 (c)	1,588,015
180,000	Iowa Tobacco Settlement Authority, Series B (RB) 5.60%, 06/01/17 (c)	180,599
	Iowa Tobacco Settlement Authority, Series C (RB)
3,085,000	5.38%, 12/01/16 (c)	3,025,028
5,575,000	5.50%, 12/01/16 (c)	5,447,555
2,800,000	Iowa Tobacco Settlement Authority, Series D (RB) 6.84%, 12/01/16 (c) ^	338,744
6,215,000	Tobacco Settlement Authority, Series C (RB) 5.63%, 12/01/16 (c)	6,096,169
		51,831,302
Kansas: 0.8%
1,255,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,342,185
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	267,819
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	408,561
Principal
Amount		Value

Kansas: (continued)
	Manhattan, Kansas Health Care Facility Revenue, Meadowlark Hills Retirement Community, Series A (RB)
$2,000,000	5.00%, 05/15/17 (c)	$2,016,000
1,000,000	5.00%, 05/15/17 (c)	1,009,590
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
8,200,000	5.13%, 01/01/17 (c)	8,207,954
100,000	5.13%, 01/01/17 (c)	100,097
1,000,000	5.25%, 01/01/17 (c)	1,001,660
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,305,863
	Wyandotte County, Kansas City Unified Government, Series A (RB)
500,000	5.00%, 09/01/25 (c)	510,850
500,000	6.00%, 09/01/25 (c)	508,960
		17,679,539
Kentucky: 1.5%
2,395,000	County of Ohio, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	2,529,359
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 6.25%, 11/15/26 (c)	514,240
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
30,000	4.13%, 11/15/20	30,518
250,000	5.00%, 05/15/26 (c)	262,070
1,000,000	5.00%, 05/15/26 (c)	1,038,400
2,000,000	5.38%, 11/15/22 (c)	2,084,020
1,000,000	5.50%, 11/15/22 (c)	1,036,270
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project (RB)
7,195,000	4.25%, 07/01/25 (c)	7,591,085
5,985,000	5.00%, 07/01/25 (c)	6,724,686
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
490,000	5.75%, 06/01/20 (c)	556,949
2,100,000	6.00%, 06/01/20 (c)	2,377,725
1,390,000	6.38%, 06/01/20 (c)	1,571,173
1,500,000	6.50%, 06/01/20 (c)	1,705,740
1,475,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series B (RB) 6.38%, 06/01/20 (c)	1,667,251

See Notes to Financial Statements

94

Principal
Amount		Value

Kentucky: (continued)
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
$500,000	5.50%, 11/15/25 (c)	$518,350
500,000	5.75%, 11/15/25 (c)	515,975
3,185,000	Kentucky Public Transportation Infrastructure Authority, Downtown Cross Project, Series A (RB) 5.75%, 07/01/23 (c)	3,735,304
		34,459,115
Louisiana: 2.0%
	City of New Orleans, Louisiana (RB)
200,000	5.00%, 06/01/21	229,708
1,850,000	5.00%, 06/01/24 (c)	2,109,851
500,000	5.00%, 12/01/24 (c)	560,960
1,335,000	5.00%, 12/01/24 (c)	1,523,182
	City of New Orleans, Louisiana Sewerage Service Revenue (RB)
1,300,000	5.00%, 06/01/20	1,458,873
295,000	5.00%, 06/01/25 (c)	334,787
1,000,000	City of Shreveport, Water and Sewer Revenue (RB) 5.00%, 12/01/25 (c)	1,149,310
500,000	Jefferson Parish Hospital Service District No 2 (RB) 5.63%, 07/01/21 (c)	543,960
	Jefferson Parish Hospital Service District No. 2 (RB)
1,630,000	6.25%, 07/01/21 (c)	1,791,712
1,145,000	6.38%, 07/01/21 (c)	1,250,867
3,225,000	Louisiana Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 6.75%, 11/01/17 (c)	3,397,118
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,083,900
1,880,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	2,196,272
2,300,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	2,711,930
Principal
Amount		Value

Louisiana: (continued)
$2,200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	$2,594,020
575,000	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Series A (RB) (CIFG) 4.50%, 12/01/16 (c)	578,094
1,450,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	1,564,753
2,500,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c)	1,443,750
2,000,000	Louisiana Public Facilities Authority, Louisiana Pellets, Inc. Project, Series A (RB) 8.38%, 07/01/24 (c)	1,155,000
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
1,000,000	4.00%, 05/15/26 (c)	1,043,520
825,000	4.25%, 05/15/25 (c)	873,419
500,000	5.00%, 05/15/26 (c)	564,235
15,000	6.38%, 05/15/21 (c)	18,422
3,250,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	1,876,875
2,025,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	2,232,097
7,125,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	7,224,037
2,750,000	Tobacco Settlement Financing Corp. (RB) 5.00%, 05/15/20	3,059,925
100,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 05/15/21	113,823
		44,684,400
Maine: 0.7%
1,275,000	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 5.00%, 07/01/23 (c)	1,399,848
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,200,000	4.00%, 07/01/26 (c)	1,186,944
1,540,000	4.00%, 07/01/26 (c)	1,508,461

See Notes to Financial Statements

95

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Maine: (continued)
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB) (continued)
$1,450,000	5.00%, 07/01/23 (c)	$1,576,367
2,245,000	5.00%, 07/01/26 (c)	2,462,945
1,000,000	5.00%, 07/01/26 (c)	1,103,040
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
50,000	5.25%, 07/01/21	54,676
1,735,000	6.00%, 07/01/21 (c)	1,934,976
2,220,000	6.75%, 07/01/21 (c)	2,478,119
50,000	6.95%, 07/01/21 (c)	56,576
55,000	7.50%, 07/01/21 (c)	65,057
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/01/16 (c)	2,008,420
		15,835,429
Maryland: 1.5%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,038,950
2,445,000	Baltimore, Maryland, Convention Center Hotel Revenue, Series A (RB) (XLCA) 5.25%, 12/01/16 (c)	2,448,570
	City of Baltimore, Maryland (RB) (XLCA)
105,000	4.60%, 12/01/16 (c)	105,022
45,000	5.00%, 12/01/16 (c)	45,116
25,000	5.25%, 12/01/16 (c)	25,061
230,000	City of Baltimore, Maryland Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 12/01/16 (c)	230,587
	County of Howard, Maryland (RB)
60,000	5.25%, 04/01/17 (c)	61,108
2,990,000	5.25%, 04/01/17 (c)	3,045,225
2,000,000	5.25%, 04/01/17 (c)	2,036,940
2,840,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	3,090,488
2,000,000	Maryland Economic Development Corp., Chesapeake Bay Conference Center Project, Series A (RB) 5.00%, 12/01/16 (c)	1,200,000
3,760,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,816,814
545,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	575,651
Principal
Amount		Value

Maryland: (continued)
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center Issue, Series A (RB)
$1,450,000	4.00%, 07/01/26 (c)	$1,538,261
1,250,000	5.00%, 07/01/26 (c)	1,433,425
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
1,335,000	4.00%, 07/01/25 (c)	1,431,908
1,270,000	4.25%, 07/01/25 (c)	1,361,186
2,000,000	5.00%, 07/01/25 (c)	2,230,300
500,000	5.00%, 07/01/25 (c)	560,360
1,950,000	5.00%, 07/01/25 (c)	2,224,696
20,000	Maryland Health and Higher Educational Facilities Authority, Washington County Hospital Issue (RB) 5.75%, 01/01/18 (c)	21,125
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
1,150,000	5.00%, 07/01/19	1,259,020
400,000	5.00%, 07/01/20	450,448
30,000	5.00%, 07/01/22	35,410
2,000,000	5.00%, 07/01/24	2,433,680
500,000	5.25%, 07/01/24 (c)	606,175
45,000	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA) 5.25%, 12/01/16 (c)	45,131
	Prince George’s County, Suitland- Naylor Road Project (TA)
500,000	4.75%, 01/01/26 (c)	508,145
500,000	5.00%, 01/01/26 (c)	513,280
		34,372,082
Massachusetts: 1.0%
925,000	City of Worcester (GO) 5.00%, 01/23/18	969,705
500,000	Massachusetts Development Finance Agency, Boston Medical, Series E (RB) 5.00%, 07/01/26 (c)	565,385
2,175,000	Massachusetts Development Finance Agency, Covanta Energy Project, Series B (RB) 4.88%, 11/01/17 (c)	2,203,123
	Massachusetts Development Finance Agency, Emerson College (RB)
1,400,000	5.00%, 01/01/25 (c)	1,588,286
1,000,000	5.00%, 01/01/25 (c)	1,130,640
500,000	5.00%, 01/01/25 (c)	571,505
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,200,000	4.00%, 10/01/26 (c)	1,221,624
445,000	5.00%, 07/01/22 (c)	533,230

See Notes to Financial Statements

96

Principal
Amount		Value

Massachusetts: (continued)
$500,000	5.00%, 10/01/26 (c)	$563,230
280,000	Massachusetts Development Finance Agency, Orchard Cove (RB) 5.25%, 12/01/16 (c)	283,206
	Massachusetts Development Finance Agency, Series A (RB)
525,000	5.00%, 01/01/20 (c)	565,136
100,000	5.50%, 01/01/20 (c)	111,448
1,110,000	Massachusetts Development Finance Agency, Series C (RB) 5.25%, 11/01/17 (c)	1,125,129
	Massachusetts Development Finance Agency, Series D (RB)
1,035,000	4.00%, 07/01/25 (c)	1,055,483
5,895,000	5.00%, 07/01/25 (c)	6,494,934
	Massachusetts Development Finance Agency, Series I (RB)
1,000,000	4.00%, 07/01/26 (c)	1,061,720
1,000,000	5.00%, 07/01/26 (c)	1,187,850
500,000	5.00%, 07/01/26 (c)	563,190
	Massachusetts Health & Educational Facilities Authority, Suffolk University Issue, Series A (RB)
20,000	6.00%, 07/01/19 (c)	22,439
75,000	6.25%, 07/01/19 (c)	85,016
	Massachusetts Health and Educational Facilities Authority (RB)
110,000	4.75%, 07/01/18 (c)	116,721
45,000	5.00%, 07/01/18 (c)	47,934
1,250,000	5.25%, 07/01/18 (c)	1,336,637
		23,403,571
Michigan: 2.3%
	City of Detroit, Michigan Sewage Disposal System Revenue (RB)
85,000	5.00%, 07/01/22	98,780
340,000	5.25%, 07/01/22 (c)	381,235
	City of Detroit, Michigan Sewage Disposal System Revenue, Series A (RB)
265,000	5.00%, 07/01/20	295,907
165,000	5.00%, 07/01/21	187,947
750,000	5.50%, 07/01/17 (c)	770,452
25,000	City of Detroit, Michigan Water Supply System Revenue (RB) 5.00%, 07/01/21 (c)	27,102
	City of Detroit, Michigan Water Supply System Revenue, Series A (RB)
25,000	5.00%, 07/01/21 (c)	27,364
120,000	5.25%, 07/01/21 (c)	131,933
25,000	5.25%, 07/01/21 (c)	28,312
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,114,522
Principal
Amount		Value

Michigan: (continued)
$2,000,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	$2,131,400
270,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 12/01/16 (c)	268,728
150,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	170,229
1,500,000	Great Lakes Water Authority, Water Supply System, Series B (RB) 5.00%, 07/01/26 (c)	1,684,335
	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB)
610,000	5.25%, 12/01/16 (c)	614,002
1,000,000	5.75%, 12/01/16 (c)	1,003,550
1,450,000	6.00%, 12/01/16 (c)	1,454,799
	Michigan Finance Authority, Detroit Water and Sewerage Department, Series C (RB)
700,000	5.00%, 07/01/25 (c)	790,104
250,000	5.00%, 07/01/25 (c)	285,013
250,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-1 (RB) 5.00%, 07/01/25 (c)	292,660
1,000,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Series D-2 (RB) 5.00%, 07/01/25 (c)	1,128,720
250,000	Michigan Finance Authority, Presbyterian Villages of Michigan (RB) 5.50%, 11/15/25 (c)	273,628
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
2,735,000	5.00%, 07/01/24 (c)	3,043,453
100,000	5.00%, 07/01/24 (c)	111,636
650,000	5.00%, 07/01/24 (c)	732,674
3,000,000	Michigan Finance Authority, School District of the City of Detroit (RB) 5.50%, 06/01/21	3,169,590
	Michigan Finance Authority, Series C (RB)
250,000	5.00%, 07/01/25 (c)	281,378
750,000	5.00%, 07/01/25 (c)	883,035
250,000	5.00%, 07/01/25 (c)	296,895
5,000,000	Michigan Finance Authority, Thomas M Cooley Law School Project (RB) 6.75%, 07/01/24 (c)	5,363,400
250,000	Michigan Finance Authority, Water Supply System, Series D-4 (RB) 5.00%, 07/01/17	256,485
1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/01/17 (c)	1,001,520

See Notes to Financial Statements

97

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Michigan: (continued)
$2,500,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/01/16 (c)	$2,484,725
1,500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	1,526,460
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
2,110,000	5.13%, 06/01/17 (c)	2,091,263
5,380,000	6.00%, 06/01/17 (c)	5,289,885
4,925,000	6.00%, 06/01/17 (c)	4,877,277
6,000,000	6.88%, 06/01/18 (c)	6,121,800
40,835,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 11.16%, 06/01/17 (c) ^	1,528,862
		52,221,060
Minnesota: 1.0%
	City of Blaine, Minnesota, Crest View Senior Communities Project (RB)
500,000	5.75%, 07/01/25 (c)	526,060
500,000	6.13%, 07/01/25 (c)	531,525
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	255,609
250,000	5.50%, 07/01/25 (c)	263,170
500,000	5.75%, 07/01/25 (c)	526,060
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	529,565
1,000,000	5.50%, 07/01/25 (c)	1,065,840
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	774,322
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	515,690
2,100,000	City of Victoria, Minnesota Private School Facility, Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	2,138,073
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
400,000	5.00%, 11/15/20 (c)	444,140
600,000	5.00%, 11/15/20 (c)	669,906
3,500,000	5.00%, 11/15/23	4,140,325
1,250,000	Housing and Redevelopment Authority, HealthEast Care System Project, Series A (RB) 5.25%, 11/15/20 (c)	1,386,675
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	807,900
Principal
Amount		Value

Minnesota: (continued)
$2,500,000	Saint Paul Housing & Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	$2,621,325
	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB)
500,000	6.00%, 08/01/17 (c)	503,745
500,000	6.00%, 08/01/17 (c)	506,345
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/01/19 (c)	2,375,230
2,500,000	6.00%, 05/01/19 (c)	2,708,950
		23,290,455
Mississippi: 0.0%
	Mississippi Hospital Equipment and Facilities Authority, Series A (RB)
120,000	5.00%, 08/15/17 (c)	122,761
120,000	5.00%, 08/15/17 (c)	123,008
		245,769
Missouri: 0.6%
1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	1,019,430
920,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	938,685
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	508,430
500,000	6.00%, 06/01/25 (c)	511,060
30,000	City of Nevada, Missouri (RB) (ACA) 4.30%, 12/01/16 (c)	27,758
550,000	County of Boone, Hospital Revenue (RB) 5.38%, 08/01/18 (c)	591,701
3,000,000	Health and Educational Facilities Authority, Series C (RB) 4.00%, 07/01/26 (c) (p)	3,149,580
	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB)
1,970,000	6.25%, 12/01/16 (c)	1,976,816
2,500,000	6.50%, 12/01/16 (c)	2,500,300
500,000	St Louis County Industrial Development Authority (RB) 5.00%, 11/15/25 (c)	532,515
	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB)
375,000	5.00%, 12/01/16 (c)	379,331
1,150,000	5.25%, 12/01/16 (c)	1,155,761
570,000	5.35%, 12/01/16 (c)	550,084
		13,841,451

See Notes to Financial Statements

98

Principal Amount		Value

Montana: 0.0%
$200,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	$199,246
Nebraska: 0.0%
20,000	Public Power Generation Agency, Whelan Energy Center Unit 2, Series A (RB) (AMBAC) 5.00%, 01/01/17 (c)	20,140
Nevada: 0.2%
500,000	City of Las Vegas (RB) 4.38%, 06/15/21 (c)	488,455
	City of North Las Vegas (GO)
500,000	5.00%, 06/01/21 (c)	492,615
500,000	5.00%, 06/01/21 (c)	499,970
200,000	County of Clark, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	218,170
625,000	Henderson Local Improvement Districts (SA) 4.00%, 09/01/26 (c)	617,638
	State of Nevada Department of Business and Industry (RB)
1,000,000	5.00%, 12/15/25 (c)	1,046,140
1,000,000	5.13%, 12/15/25 (c)	1,032,670
		4,395,658
New Jersey: 5.1%
1,055,000	Burlington, Vermont Bridge Commission, Burlington County, New Jersey, The Evergreens Project (RB) 5.63%, 01/01/18 (c)	1,095,174
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,139,060
1,000,000	5.00%, 02/15/24 (c)	1,130,630
1,500,000	5.00%, 02/15/24 (c)	1,728,060
1,000,000	5.00%, 02/15/24 (c)	1,178,610
1,000,000	5.00%, 02/15/24 (c)	1,159,710
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,543,884
1,400,000	5.25%, 11/01/24 (c)	1,467,928
	City of Atlantic City, New Jersey (GO)
100,000	4.00%, 11/01/16	99,866
50,000	5.00%, 11/01/19	41,113
50,000	5.00%, 12/01/19	41,070
25,000	5.00%, 11/01/21	20,196
50,000	5.00%, 12/01/21	40,386
65,000	5.00%, 11/01/22	52,433
30,000	5.00%, 12/01/23 (c)	23,843
235,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	196,093
1,000,000	Essex County Improvement Authority (RB) 5.25%, 07/01/20 (c)	1,039,700
Principal Amount		Value

New Jersey: (continued)
$2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	$2,685,921
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
100,000	4.00%, 06/15/19	104,395
1,645,000	4.25%, 06/15/22 (c)	1,723,615
800,000	5.00%, 06/15/19	855,368
850,000	5.00%, 06/15/20	925,794
1,250,000	5.00%, 06/15/21	1,383,700
35,000	5.00%, 06/15/22 (c)	38,956
500,000	5.00%, 06/15/22 (c)	545,645
535,000	5.00%, 06/15/22 (c)	581,834
50,000	5.00%, 06/15/22	56,093
940,000	5.00%, 06/15/22 (c)	1,052,471
1,000,000	5.00%, 06/15/22 (c)	1,107,550
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
3,345,000	4.88%, 09/15/19	3,539,980
1,975,000	5.25%, 08/20/22 (c)	2,190,176
2,215,000	5.50%, 12/01/16 (c)	2,222,797
60,000	5.50%, 06/20/23 (c)	67,123
235,000	5.63%, 03/05/24 (c)	269,458
350,000	5.63%, 03/05/24 (c)	401,321
1,835,000	5.75%, 09/15/22 (c)	2,065,641
15,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	17,754
35,000	New Jersey Economic Development Authority, Montclair State University Student Housing Project, Series A (RB) 5.75%, 06/01/20 (c)	38,341
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
1,350,000	5.13%, 01/01/24 (c)	1,547,626
1,900,000	5.38%, 01/01/24 (c)	2,175,595
500,000	5.50%, 01/01/24 (c)	588,095
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,190,140
1,000,000	5.00%, 07/01/26 (c)	1,144,060
1,050,000	5.00%, 07/01/26 (c)	1,179,948
1,000,000	5.13%, 07/01/18 (c)	1,068,980
2,000,000	New Jersey Health Care Facilities Financing Authority, Princeton Healthcare System, Series A (RB) 5.00%, 07/01/26 (c)	2,311,460

See Notes to Financial Statements

99

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
$100,000	3.00%, 07/01/26 (c)	$94,355
750,000	4.00%, 07/01/26 (c)	743,310
250,000	5.00%, 07/01/26 (c)	278,550
2,000,000	6.63%, 07/01/18 (c)	2,187,280
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	109,639
170,000	6.00%, 07/01/21 (c)	188,508
2,050,000	6.25%, 07/01/21 (c)	2,262,933
	New Jersey Tobacco Settlement Financing Corp., Series A (RB)
28,690,000	5.00%, 06/01/17 (c)	26,841,216
4,085,000	5.00%, 06/01/17 (c)	4,066,005
3,600,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	4,075,596
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
3,305,000	4.50%, 06/01/17 (c)	3,364,887
25,000	5.00%, 06/01/17 (c)	25,510
18,380,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.75%, 06/01/17 (c)	17,617,781
6,800,000	Tobacco Settlement Financing Corp., Series A (RB) 4.63%, 06/01/17 (c)	6,829,648
		114,762,811
New Mexico: 0.4%
500,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	497,435
710,000	County of Otero, New Mexico Jail Project (RB) 5.75%, 12/01/16 (c)	713,515
660,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	754,651
2,850,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 12/01/16 (c)	2,817,082
2,500,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 12/01/16 (c)	2,404,075
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,050,190
		8,236,948
New York: 10.6%
	Brooklyn Arena Local Development Corp. (RB)
110,000	4.53%, 07/15/33 ^	54,143
90,000	4.62%, 07/15/32 ^	46,291

Principal Amount		Value

New York: (continued)
$5,980,000	5.00%, 01/15/27 (c)	$6,837,412
90,000	6.00%, 01/15/20 (c)	103,889
3,740,000	6.25%, 01/15/20 (c)	4,346,478
5,500,000	6.38%, 01/15/20 (c)	6,413,440
450,000	6.50%, 01/15/20 (c)	526,505
	Build NYC Resource Corp. (RB)
3,100,000	5.00%, 11/01/24 (c)	3,286,372
1,000,000	5.50%, 11/01/24 (c)	1,090,340
	Build NYC Resource Corp., New York Law School Project (RB)
1,525,000	4.00%, 01/01/26 (c)	1,541,287
1,450,000	5.00%, 01/01/26 (c)	1,622,767
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
25,000	3.75%, 01/01/20	25,937
1,050,000	4.50%, 01/01/25	1,173,700
600,000	5.00%, 01/01/25 (c)	671,976
2,400,000	5.25%, 11/01/24 (c)	2,648,424
1,000,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,031,090
3,110,000	Chautauqua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	3,327,576
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,031,770
	Dutchess County Industrial Development Agency, Series A-1 (RB)
15,000	4.50%, 08/01/17 (c)	14,573
2,000,000	5.00%, 08/01/17 (c)	1,731,340
2,540,000	Dutchess County Industrial Development Agency, Series A-2 (RB) 4.50%, 08/01/17 (c)	2,200,326
	Erie County, New York Tobacco Asset Securitization Corp., Series A (RB)
1,245,000	5.00%, 12/01/16 (c)	1,244,988
335,000	5.00%, 12/01/16 (c)	340,320
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
1,350,000	4.75%, 01/01/20	1,344,438
1,500,000	5.25%, 01/01/24	1,467,525
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,850
175,000	5.00%, 07/01/22 (c)	201,950
	Nassau County Local Economic Assistance Corp., Winthrop- University Hospital Association Project (RB)
915,000	5.00%, 07/01/22 (c)	1,024,251
1,000,000	5.00%, 07/01/22 (c)	1,129,480

See Notes to Financial Statements

100

Principal Amount		Value

New York: (continued)
	Nassau County Tobacco Settlement Corp., Series A (RB)
$5,610,000	5.00%, 12/01/16 (c)	$5,438,166
3,675,000	5.13%, 12/01/16 (c)	3,500,364
5,000,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 11/16/16 (c)	5,002,300
	New Rochelle Industrial Development Agency (RB)
2,335,000	5.25%, 01/01/17 (c)	2,334,813
265,000	5.50%, 01/01/17 (c)	266,717
3,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	3,097,380
35,000	New York City Industrial Development Agency, Brooklyn Navy yard Cogeneration Partners, L.P. Project (RB) 5.75%, 12/01/16 (c)	27,120
	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series B (RB)
1,000,000	5.00%, 12/01/16 (c)	1,002,110
380,000	5.25%, 12/01/16 (c)	380,726
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics and Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	2,004,560
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,970,000	4.75%, 01/01/17 (c)	1,973,132
110,000	5.00%, 01/01/17 (c)	110,663
850,000	5.00%, 01/01/17 (c)	855,100
100,000	5.00%, 01/01/17 (c)	100,632
1,075,000	5.00%, 01/01/17 (c)	1,081,547
105,000	5.00%, 01/01/17 (c)	105,638
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties, LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,196,920
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 12/01/16 (c)	1,501,770
800,000	5.00%, 12/01/16 (c)	802,000
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 12/01/16 (c)	5,017
	New York Counties Tobacco Trust IV, Series A (RB)
555,000	5.00%, 11/16/16 (c)	525,924
1,280,000	5.00%, 11/16/16 (c)	1,223,053
500,000	New York Counties Tobacco Trust VI (RB) 5.00%, 06/01/26 (c)	539,855

Principal Amount		Value

New York: (continued)
$1,700,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	$1,835,099
2,500,000	New York Liberty Development Corp. (RB) 5.15%, 11/15/24 (c)	2,848,600
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
34,250,000	5.00%, 11/15/24 (c)	38,638,110
1,200,000	5.38%, 11/15/24 (c)	1,385,424
1,000,000	7.25%, 11/15/24 (c)	1,298,890
2,000,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	2,250,660
	New York State Dormitory Authority (RB)
800,000	4.00%, 09/01/19 (c)	810,216
995,000	4.00%, 05/01/22	1,077,555
25,000	4.00%, 05/01/22	28,271
900,000	4.25%, 09/01/19 (c)	916,281
85,000	5.00%, 09/01/17	87,379
355,000	5.00%, 05/01/19	380,880
10,000	5.00%, 05/01/19	10,986
85,000	5.00%, 09/01/19 (c)	85,887
85,000	5.00%, 09/01/19 (c)	88,820
50,000	5.00%, 11/01/21 (c)	50,506
110,000	5.00%, 05/01/23	126,746
140,000	5.00%, 05/01/23 (c)	160,951
175,000	5.00%, 05/01/23 (c)	196,172
5,000	5.00%, 05/01/23	6,038
5,000	5.00%, 05/01/23 (c)	6,038
220,000	5.50%, 07/01/35	282,608
25,000	New York State Dormitory Authority, Medical Center of Queens (RB) (FHA) 4.75%, 02/15/17 (c)	25,242
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
1,000,000	5.00%, 06/01/25 (c)	1,113,430
3,020,000	6.13%, 12/01/18 (c)	3,251,725
2,250,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	2,224,642
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
2,475,000	5.00%, 08/01/20	2,717,550
6,000,000	5.00%, 08/01/21 (c)	6,430,620
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
3,000,000	5.00%, 08/01/21 (c)	3,295,380
7,525,000	5.00%, 08/01/21	8,395,341

See Notes to Financial Statements

101

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New York: (continued)
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
$1,250,000	5.00%, 08/01/18	$1,314,925
1,550,000	5.00%, 08/01/19	1,667,924
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB) (AGM)
250,000	4.00%, 07/01/24 (c)	259,690
1,890,000	4.00%, 07/01/24 (c)	1,896,105
500,000	4.00%, 07/01/24 (c)	509,575
500,000	4.00%, 07/01/24 (c)	530,810
1,750,000	4.00%, 07/01/24 (c)	1,795,255
1,540,000	4.00%, 07/01/24 (c)	1,598,643
2,600,000	5.00%, 07/01/24 (c)	2,850,822
1,150,000	5.00%, 07/01/24 (c)	1,287,954
500,000	5.00%, 07/01/24 (c)	557,465
1,600,000	5.00%, 07/01/24 (c)	1,749,296
3,615,000	5.25%, 07/01/24 (c)	4,009,830
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
500,000	5.00%, 01/01/20	555,790
1,000,000	5.00%, 01/01/22	1,165,070
250,000	5.00%, 01/01/23	296,610
1,175,000	Niagara Area Development Corp., Covanta Energy Project, Series A (RB) 5.25%, 11/01/17 (c)	1,191,015
1,000,000	Niagara Area Development Corp., Solid Water Disposal Facility, Series A (RB) 4.00%, 11/01/17 (c)	1,012,470
230,000	Orange County Industrial Development Agency, The glen Arden, Inc. Project (RB) 5.70%, 12/01/16 (c)	211,083
365,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	356,605
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
265,000	5.00%, 12/01/20	297,995
110,000	6.00%, 12/01/20 (c)	126,773
30,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/18	31,900
	Suffolk Tobacco Asset Securitization Corp. (RB)
60,000	5.38%, 06/01/18 (c)	62,159
2,875,000	6.00%, 06/01/18 (c)	2,901,479
6,500,000	6.63%, 06/01/22 (c)	6,859,580

Principal Amount		Value

New York: (continued)
	Syracuse Industrial Development Agency (RB) (XLCA)
$1,000,000	5.00%, 01/01/17 (c)	$1,006,620
200,000	5.00%, 01/01/26 (c)	225,502
200,000	5.00%, 01/01/26 (c)	224,832
300,000	5.00%, 01/01/26 (c)	341,550
550,000	5.00%, 01/01/26 (c)	621,984
770,000	Town of Oyster Bay, New York (GO) 3.25%, 08/15/17 (c)	749,803
	Town of Oyster Bay, New York Public Improvement (GO)
145,000	3.00%, 08/15/17 (c)	140,785
270,000	3.00%, 08/15/17 (c)	263,744
75,000	3.00%, 08/15/17 (c)	73,994
85,000	3.50%, 08/15/17 (c)	83,236
105,000	4.00%, 08/15/17 (c)	105,019
1,165,000	Tsasc, Inc., New York City Tobacco Settlement, Series 0 (RB) 5.00%, 11/16/16 (c)	1,166,794
	Tsasc, Inc., New York City Tobacco Settlement, Series 1 (RB)
7,550,000	5.00%, 11/16/16 (c)	7,497,376
10,060,000	5.13%, 11/16/16 (c)	9,746,128
	Ulster County Industrial Development Agency, Civic Facility (RB)
1,540,000	6.00%, 09/15/17 (c)	1,541,016
2,000,000	6.00%, 09/15/17 (c)	2,005,840
1,000,000	6.00%, 09/15/17 (c)	1,015,190
2,000,000	Utility Debt Securitization Authority (RB) 5.00%, 06/15/26 (c)	2,442,220
75,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	83,078
	Westchester County Local Development Corp. (RB)
2,220,000	3.75%, 11/01/25 (c)	2,178,819
550,000	5.00%, 05/01/24 (c)	604,109
500,000	5.00%, 11/01/25 (c)	560,725
1,790,000	5.50%, 05/01/24 (c)	2,064,980
	Westchester, New York Tobacco Asset Securitization Corp. (RB)
5,215,000	5.13%, 12/01/16 (c)	5,126,397
1,600,000	5.13%, 12/01/16 (c)	1,626,976
		237,204,532
North Carolina: 0.4%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	276,415
1,000,000	5.00%, 06/30/25 (c)	1,087,010
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	259,879
1,330,000	5.00%, 03/01/22 (c)	1,438,222
820,000	5.00%, 03/01/22 (c)	888,814

See Notes to Financial Statements

102

Principal Amount		Value

North Carolina: (continued)
	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB)
$250,000	5.00%, 10/01/24 (c)	$274,535
1,500,000	5.00%, 10/01/25	1,731,750
	North Carolina Medical Care Commission, Retirement Facilities (RB)
500,000	4.70%, 07/01/25 (c)	535,975
250,000	5.00%, 10/01/24 (c)	278,905
1,290,000	5.00%, 10/01/24 (c)	1,435,628
1,395,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,510,604
		9,717,737
North Dakota: 0.1%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	26,314
640,000	5.00%, 12/01/21 (c)	693,267
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
615,000	6.25%, 09/01/23	239,850
1,285,000	7.75%, 09/01/23 (c)	501,150
		1,460,581
Ohio: 6.8%
98,505,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 11.95%, 06/01/17 (c) ^	1,108,181
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
18,435,000	5.13%, 06/01/17 (c)	17,452,599
9,170,000	5.38%, 06/01/17 (c)	8,851,618
11,745,000	5.75%, 06/01/17 (c)	10,933,890
24,235,000	5.88%, 06/01/17 (c)	22,812,890
15,885,000	5.88%, 06/01/17 (c)	15,011,166
6,510,000	6.00%, 06/01/17 (c)	6,176,102
8,410,000	6.50%, 06/01/17 (c)	8,387,293
4,605,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	4,454,831
82,850,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 8.84%, 06/01/17 (c) ^	5,629,657
	City of Cleveland, Airport System Revenue, Series A (RB) (AMBAC)
90,000	5.00%, 01/01/17 (c)	90,628
700,000	5.25%, 01/01/20	776,832
	City of Cleveland, Ohio Airport System Revenue, Series A (RB)
250,000	5.00%, 01/01/22 (c)	286,598
40,000	5.25%, 01/01/19	43,133
385,000	Cleveland, Ohio Airport System Revenue (RB) 5.00%, 01/01/22 (c)	440,344
Principal Amount		Value

Ohio: (continued)
$2,000,000	County of Franklin, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	$2,013,280
	County of Hamilton, Life Enriching Communities Project (RB)
250,000	5.00%, 01/01/26 (c)	271,403
550,000	5.00%, 01/01/26 (c)	594,880
300,000	5.00%, 01/01/26 (c)	336,495
250,000	5.00%, 01/01/26 (c)	274,638
	County of Muskingum, Ohio, Genesis HealthCare System Obligated Group Project (RB)
1,000,000	5.00%, 02/15/19	1,056,480
2,000,000	5.00%, 02/15/23 (c)	2,148,760
750,000	Dayton-Montgomery County Port Authority (RB) 7.00%, 01/15/25 (c)	772,005
1,820,000	Lorain County, Ohio Port Authority, United States Steel Corp. Project (RB) 6.75%, 12/01/20 (c)	1,796,431
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
2,000,000	5.00%, 02/15/23 (c)	2,124,880
3,000,000	5.00%, 02/15/23 (c)	3,179,940
3,020,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,644,403
2,250,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	2,110,815
655,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	711,533
35,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	33,004
3,950,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	4,036,742
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 12/01/16 (c)	1,103,619
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/01/16 (c)	2,052,480
2,125,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	1,939,657
3,000,000	Ohio State Water Development Authority, Series A (RB) 3.00%, 05/15/19	2,704,080

See Notes to Financial Statements

103

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Ohio: (continued)
$500,000	Ohio State Water Development Authority, Series C (RB) 3.95%, 05/01/20 (p)	$433,395
	Ohio Water Development Authority (RB)
3,400,000	4.00%, 07/01/21 (p)	2,866,166
795,000	6.60%, 11/01/21 (c)	786,740
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
250,000	5.00%, 12/01/24 (c)	258,378
245,000	5.00%, 12/01/24 (c)	258,816
70,000	5.50%, 12/01/24 (c)	76,830
3,400,000	5.75%, 12/01/22 (c)	3,849,242
2,850,000	6.00%, 12/01/22 (c)	3,231,957
	State of Ohio, Portsmouth Bypass Project (RB)
2,000,000	5.00%, 06/30/25 (c)	2,203,480
3,490,000	5.00%, 06/30/25 (c)	3,807,136
		152,133,427
Oklahoma: 0.3%
100,000	Comanche County Hospital Authority (RB) 5.00%, 07/01/22 (c)	105,638
1,943,047	Kingfisher, Oklahoma Hospital Authority (RB) 6.50%, 12/01/16 (c)	1,958,358
1,000,000	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB) 5.13%, 12/01/17 (c)	979,090
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 01/01/19 (c)	282,205
1,000,000	6.00%, 01/01/22 (c)	1,063,270
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26	369,497
500,000	6.63%, 11/01/26 (c)	517,535
500,000	7.00%, 11/01/26 (c)	523,775
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	251,155
500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/01/18 (c)	502,775
1,000,000	Tulsa Airports Improvement Trust (RB) 5.00%, 06/01/25 (c) (p)	1,158,030
		7,711,328
Oregon: 0.1%
230,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	244,226
Principal
Amount		Value

Oregon: (continued)
	Oregon State Facilities Authority, Concordia University Project, Series A (RB)
$560,000	6.13%, 09/01/20 (c)	$607,398
750,000	6.38%, 09/01/20 (c)	806,797
500,000	Yamhill County Hospital Authority (RB) 5.00%, 11/15/24 (c)	544,220
		2,202,641
Pennsylvania: 4.3%
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
1,345,000	5.75%, 08/01/22 (c)	1,214,427
2,045,000	6.75%, 11/01/19 (c)	2,060,358
1,100,000	6.75%, 12/01/21 (c)	1,089,451
600,000	6.88%, 11/01/19 (c)	593,004
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,070,364
150,000	5.00%, 05/01/22 (c)	163,584
3,980,000	5.00%, 05/01/22 (c)	4,249,406
500,000	Beaver County, Industrial Development Authority, Firstenergy Nuclear Generation Project, Series A (RB) 2.70%, 04/02/18 (p)	471,575
5,240,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	4,499,483
500,000	Chester County Health and Education Facilities Authority (RB) 5.25%, 12/01/25 (c)	518,240
490,000	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB) 4.00%, 08/01/18	514,216
2,450,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	2,904,303
	Crawford County Hospital Authority (RB)
500,000	6.00%, 06/01/26 (c)	493,170
500,000	6.00%, 06/01/26 (c)	501,060
	Cumberland County, Pennsylvania Municipal Authority (RB)
500,000	4.00%, 01/01/25 (c)	511,880
400,000	5.25%, 01/01/22 (c)	436,124
1,575,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	1,600,499
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
3,730,000	5.13%, 06/01/26 (c)	3,665,695
275,000	5.25%, 08/15/20 (c)	266,329

See Notes to Financial Statements

104

Principal
Amount		Value

Pennsylvania: (continued)
$50,000	6.13%, 08/15/20 (c)	$49,531
740,000	Delaware County, Pennsylvania Authority, Series A (RB) 5.00%, 12/15/16 (c)	743,700
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	112,301
100,000	5.00%, 01/01/22	114,375
1,485,000	5.00%, 01/01/23 (c)	1,687,539
1,755,000	5.00%, 01/01/23 (c)	2,007,264
200,000	Fulton County Industrial Development Authority (RB) 5.00%, 07/01/26 (c)	209,030
6,000,000	Harrisburg, Philadelphia University Revenue, Series B (RB) 6.00%, 09/01/17 (c)	5,725,440
1,500,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,528,965
1,250,000	Lehigh County, Pennsylvania General Purpose Authority, Bibles Fellowship Church Homes, Inc. Project (RB) 5.25%, 07/01/22 (c)	1,283,125
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
1,500,000	5.00%, 01/01/25 (c)	1,556,895
850,000	5.25%, 01/01/25 (c)	871,479
940,000	5.38%, 01/01/25 (c)	965,850
	Moon Industrial Development Authority, Baptist Homes Society (RB)
1,250,000	5.63%, 07/01/25 (c)	1,390,612
2,250,000	6.00%, 07/01/25 (c)	2,503,530
85,000	Pennsylvania Economic Development Financing Authority, Colver Project, Series F (RB) (AMBAC) 4.63%, 12/01/16 (c)	85,254
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
1,190,000	4.13%, 06/30/26 (c)	1,206,541
45,000	5.00%, 12/31/22	52,081
450,000	5.00%, 12/31/24	528,579
2,620,000	5.00%, 12/31/25	3,092,098
65,000	5.00%, 06/30/26 (c)	75,296
2,255,000	5.00%, 06/30/26 (c)	2,504,696
1,135,000	5.00%, 06/30/26 (c)	1,336,576
500,000	5.00%, 06/30/26 (c)	552,790
1,595,000	5.00%, 06/30/26 (c)	1,789,574
2,010,000	5.00%, 06/30/26 (c)	2,297,711
1,000,000	5.00%, 06/30/26	1,180,370
2,950,000	Pennsylvania Economic Development Financing Authority, Series A (RB) 6.40%, 09/01/25 (c)	3,144,051
Principal
Amount		Value

Pennsylvania: (continued)
$1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 12/01/16 (c)	$1,803,528
1,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series B (RB) 5.00%, 09/01/20 (p)	1,030,100
2,000,000	Pennsylvania Economic Development Financing Authority, Talen Energy Supply Project, Series C (RB) 5.00%, 09/01/20 (p)	2,060,200
	Pennsylvania Higher Educational Facilities Authority (RB)
100,000	5.00%, 11/01/22 (c)	106,821
2,170,000	6.00%, 07/01/20 (c)	2,537,706
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB)
350,000	5.88%, 06/15/22	378,497
1,000,000	7.25%, 06/15/24 (c)	1,150,560
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
500,000	6.38%, 06/01/25 (c)	521,240
500,000	6.50%, 06/01/25 (c)	523,705
500,000	6.63%, 06/01/25 (c)	526,160
2,130,000	Philadelphia Authority for Industrial Development. Esperanza Charter School Project (RB) 8.20%, 01/01/23 (c)	2,472,696
	Philadelphia Gas Works Co. (RB) (AMBAC)
135,000	5.00%, 10/01/17 (c)	140,199
250,000	5.00%, 10/01/17	259,023
	Philadelphia Gas Works, Fourteenth Series (RB)
1,000,000	4.00%, 10/01/26 (c)	1,045,810
1,020,000	5.00%, 10/01/26 (c)	1,187,096
750,000	5.00%, 10/01/26	918,847
500,000	5.00%, 10/01/26 (c)	597,005
1,000,000	5.00%, 10/01/26 (c)	1,168,480
345,000	Philadelphia Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/17 (c)	358,286
1,000,000	Philadelphia Gas Works, Thirteenth Series (RB) 5.00%, 08/01/25 (c)	1,191,770
	Philadelphia Hospitals & Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
880,000	5.00%, 07/01/17 (c)	888,686
1,455,000	5.63%, 07/01/22 (c)	1,613,246

See Notes to Financial Statements

105

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Pennsylvania: (continued)
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
$2,100,000	5.50%, 07/01/17 (c)	$2,131,101
1,975,000	5.63%, 07/01/22 (c)	2,172,776
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	264,618
	Susquehanna Area Regional Airport Authority (RB)
650,000	5.00%, 01/01/23 (c)	722,222
1,500,000	5.00%, 01/01/23	1,702,755
		95,891,554
Puerto Rico: 1.4%
1,230,000	Children’s Trust Fund (RB) 5.63%, 12/01/16 (c)	1,230,025
	Commonwealth of Puerto Rico, Public Improvement, Series A (GO)
90,000	5.25%, 07/01/16 (d) (g) *	57,825
78,000	5.50%, 07/01/16 (d) (g) *#	47,054
10,010,000	8.00%, 07/01/20 (c)	6,831,825
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
155,000	4.25%, 07/01/22 (c)	117,800
1,490,000	5.00%, 07/01/22 (c)	1,113,775
225,000	5.13%, 07/01/22 (c)	168,188
200,000	5.25%, 07/01/22 (c)	151,500
1,740,000	5.25%, 07/01/22 (c)	1,309,350
30,000	5.25%, 07/01/22 (c)	23,250
700,000	5.75%, 07/01/22 (c)	536,375
1,500,000	6.00%, 07/01/18 (c)	1,158,750
360,000	6.00%, 07/01/18 (c)	279,000
1,755,000	6.00%, 07/01/22 (c)	1,351,350
13,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 7.05%, 12/01/16 (c) ^	1,129,570
1,000,000	Puerto Rico Commonwealth Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/23	263,750
100,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/21 (d) *	64,125
	Puerto Rico Convention Center District Authority, Series A (RB) (CIFG)
125,000	4.50%, 12/01/16 (c)	125,275
315,000	4.13%, 12/01/16 (c)	170,888
395,000	4.25%, 12/01/16 (c)	214,288
220,000	4.75%, 12/01/16 (c)	119,350
350,000	5.00%, 12/01/16 (c)	189,875
155,000	5.00%, 12/01/16 (c)	84,088
275,000	5.00%, 12/01/16 (c)	149,188
345,000	5.00%, 12/01/16 (c)	187,163
620,000	5.00%, 12/01/16 (c)	336,350
Principal
Amount		Value

Puerto Rico: (continued)
$890,000	Puerto Rico Electric Power Authority, Series A (RB) 4.80%, 07/01/22 (c)	$595,855
25,000	Puerto Rico Electric Power Authority, Series CCC (RB) 4.80%, 07/01/20 (c)	16,738
500,000	Puerto Rico Electric Power Authority, Series DDD (RB) 5.00%, 07/01/20 (c)	335,625
	Puerto Rico Electric Power Authority, Series TT (RB)
375,000	5.00%, 07/01/17	259,774
100,000	4.20%, 07/01/17 (c)	66,985
500,000	5.00%, 07/01/17 (c)	335,625
290,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 4.25%, 07/01/20	194,323
	Puerto Rico Highways and Transportation Authority (RB)
890,000	5.00%, 12/01/16 (c)	234,738
390,000	5.25%, 12/01/16 (c) #	200,374
845,000	5.75%, 12/01/16 (c) #	435,492
65,000	Puerto Rico Highways and Transportation Authority, Series G (RB) (FGIC) 5.00%, 12/01/16 (c) #	33,499
	Puerto Rico Highways and Transportation Authority, Series I (RB) (FGIC)
200,000	5.00%, 12/01/16 (c)	108,500
50,000	5.00%, 12/01/16 (c)	27,125
315,000	5.00%, 12/01/16 (c) #	162,343
	Puerto Rico Highways and Transportation Authority, Series J (RB) (FGIC)
185,000	5.00%, 12/01/16 (c)	100,135
40,000	5.00%, 12/01/16 (c)	21,664
	Puerto Rico Highways and Transportation Authority, Series K (RB)
50,000	5.00%, 12/01/16 (c)	13,096
400,000	5.00%, 12/01/16 (c)	105,500
100,000	5.00%, 12/01/16 (c)	26,375
500,000	5.00%, 12/01/16 (c)	130,710
115,000	5.00%, 12/01/16 (c)	30,086
205,000	5.00%, 12/01/16 (c)	53,665
	Puerto Rico Highways and Transportation Authority, Series M (RB)
1,020,000	5.00%, 07/01/17 (c)	269,025
1,500,000	5.00%, 07/01/17 (c)	395,625
	Puerto Rico Highways and Transportation Authority, Series N (RB)
385,000	5.50%, 07/01/21	101,544
1,055,000	5.50%, 07/01/22	278,256
2,000,000	5.50%, 07/01/24	527,500
1,500,000	5.50%, 07/01/25	395,625
1,500,000	5.50%, 07/01/26	395,625
50,000	21.06%, 07/01/20 (d) ^ *	13,567

See Notes to Financial Statements

106

Principal
Amount		Value

Puerto Rico: (continued)
$500,000	Puerto Rico Infrastructure Financing Authority, Series B (RB) 5.00%, 12/15/21 (c) #	$167,625
1,000,000	Puerto Rico Public Buildings Authority, Series I (RB) (COMWLTH GTD) 5.25%, 12/01/16 (c)	583,750
1,500,000	Puerto Rico Public Buildings Authority, Series M-2 (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/17 (c) (p)	1,527,720
	Puerto Rico Public Buildings Authority, Series P (RB) (COMWLTH GTD)
40,000	7.00%, 12/01/16 (c) #	23,560
1,165,000	6.75%, 07/01/19 (c)	717,931
	Puerto Rico Public Buildings Authority, Series S (RB) (COMWLTH GTD)
170,000	5.50%, 12/01/16 (c) #	95,689
505,000	5.75%, 12/01/16 (c) #	286,651
1,655,000	6.00%, 07/01/21 (c)	1,003,344
200,000	Puerto Rico Public Buildings Authority, Series U (RB) (COMWLTH GTD) 5.25%, 07/01/22 (c)	116,750
	Puerto Rico Sales Tax Financing Corp. (RB)
730,000	5.25%, 08/01/21 (c)	388,725
475,000	5.25%, 08/01/21 (c)	344,375
190,000	5.50%, 08/01/19 (c)	100,700
500,000	5.50%, 02/01/20 (c)	267,500
855,000	6.00%, 08/01/19 (c)	451,013
265,000	6.00%, 08/01/20 (c)	142,438
40,000	Puerto Rico Sales Tax Financing Corp., Balance-First (RB) 5.00%, 08/01/18	21,268
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series C (RB)
1,520,000	5.00%, 08/01/21 (c)	1,109,600
150,000	5.25%, 08/01/20 (c)	79,125
680,000	7.89%, 08/01/34 ^	151,164
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
80,000	4.50%, 02/01/20 (c)	41,800
150,000	5.00%, 08/01/19 (c)	78,750
200,000	5.50%, 02/01/20 (c)	106,000
100,000	8.69%, 08/01/35 ^	12,790
50,000	8.70%, 08/01/34 ^	6,859
	University of Puerto Rico, Series P (RB)
90,000	5.00%, 12/01/16 (c) #	36,124
135,000	5.00%, 12/01/16 (c) #	54,186
115,000	5.00%, 12/01/16 (c) #	46,158
90,000	5.00%, 12/01/16 (c) #	51,316
500,000	5.00%, 12/01/16 (c) #	204,530
445,000	5.00%, 12/01/16 (c) #	179,669
		31,672,081
Principal
Amount		Value

Rhode Island: 0.8%
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
$1,300,000	4.00%, 05/15/26 (c)	$1,350,154
250,000	5.00%, 05/15/23	293,710
2,000,000	5.00%, 05/15/26 (c)	2,250,000
3,000,000	Rhode Island Health And Educational Building Corp., Tockwotton Home (RB) 8.38%, 01/01/21 (c)	3,497,010
	Tobacco Settlement Financing Corp. (RB)
2,000,000	4.50%, 06/01/25 (c)	2,042,780
1,000,000	5.00%, 06/01/25 (c)	1,074,980
41,250,000	6.59%, 06/01/17 (c) ^	3,769,012
	Tobacco Settlement Financing Corp., Series A (RB)
400,000	5.00%, 06/01/20	443,860
30,000	5.00%, 06/01/23	34,171
2,000,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/25 (c)	2,090,720
		16,846,397
South Carolina: 0.5%
75,000	South Carolina Jobs Economic Development Authority, Palmetto Health, Series A (RB) 5.00%, 08/01/23 (c)	86,568
	South Carolina Jobs-Economic Development Authority, First Mortgage Health Care Facilities, The Lutheran Homes of South Carolina, Inc. (RB)
3,450,000	5.50%, 05/01/17 (c)	3,476,910
3,100,000	5.63%, 05/01/17 (c)	3,117,298
1,100,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 12/01/16 (c)	1,074,711
	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB)
600,000	5.38%, 08/01/19 (c)	654,132
155,000	5.75%, 08/01/19 (c)	167,631
2,270,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Series A (RB) 5.25%, 08/01/23 (c)	2,603,531
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	309,900
		11,490,681

See Notes to Financial Statements

107

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

South Dakota: 0.3%
$500,000	City of Sioux Falls, Dow Rummel Village Project (RB) 5.00%, 11/01/26 (c)	$514,265
	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB)
5,175,000	5.00%, 11/26/16 (c)	5,189,386
1,250,000	5.00%, 11/26/16 (c)	1,253,475
		6,957,126
Tennessee: 0.7%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
500,000	5.00%, 10/01/24 (c)	562,450
2,700,000	5.00%, 10/01/24 (c)	3,017,223
975,000	5.00%, 10/01/24 (c)	1,109,189
	Clarksville Natural Gas Acquisition Corp. (RB)
1,465,000	5.00%, 12/15/19	1,619,118
700,000	5.00%, 12/15/20	789,376
110,000	County of Claiborne, Tennessee (GO) 4.13%, 04/01/20 (c)	117,781
	Johnson City Health and Educational Facilities Board, Series A (RB)
100,000	5.38%, 07/01/20 (c)	110,735
180,000	5.63%, 07/01/20 (c)	198,891
	Shelby County, Tennessee Health, Educational and Housing Facility Board, The Village at Germantown (RB)
2,000,000	5.25%, 12/01/22 (c)	2,083,240
1,500,000	5.38%, 12/01/22 (c)	1,567,440
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,150,000	5.38%, 09/01/23 (c)	1,223,105
2,000,000	5.50%, 09/01/23 (c)	2,134,480
70,000	Tennessee Energy Acquisition Corp. (RB) 5.63%, 09/01/26	82,403
		14,615,431
Texas: 6.6%
5,000	Beaumont Independent School District (GO) (AGO) 5.00%, 02/15/17 (c)	5,054
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
700,000	5.00%, 12/01/25 (c)	746,781
300,000	5.25%, 12/01/25 (c)	331,668
50,000	Brazoria County, Texas Environmental Facilities (RB) 5.13%, 05/15/17 (c)	51,852
1,500,000	Brazoria County, Texas Health Facilities Development Corp. (RB) 5.25%, 07/01/22 (c)	1,719,000
Principal
Amount		Value

Texas: (continued)
	Central Texas Regional Mobility Authority, Senior Lien (RB)
$2,000,000	5.00%, 01/01/26 (c)	$2,261,760
1,000,000	5.00%, 01/01/26 (c)	1,163,480
740,000	6.00%, 01/01/21 (c)	882,406
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
1,205,000	5.00%, 01/01/23 (c)	1,359,107
1,410,000	5.00%, 01/01/23 (c)	1,593,737
1,100,000	5.00%, 07/01/25 (c)	1,242,494
3,100,000	5.00%, 07/01/25 (c)	3,481,641
100,000	5.00%, 07/01/25 (c)	115,895
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
350,000	5.00%, 01/01/23 (c)	389,928
400,000	5.00%, 01/01/23 (c)	449,948
1,485,000	6.25%, 01/01/21 (c)	1,785,787
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,357,377
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	216,128
7,000,000	4.75%, 07/01/24	7,929,110
650,000	5.00%, 07/01/24 (c)	722,605
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,202,740
600,000	5.00%, 07/15/25 (c)	679,230
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,095,580
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,368,342
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	790,276
500,000	5.50%, 08/15/25 (c)	550,775
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	891,735
500,000	Decatur Hospital Authority Revenue, Series A (RB) 5.00%, 09/01/24 (c)	544,155
580,000	Grand Parkway Transportation Corp. (RB) 5.50%, 10/01/23 (c)	669,100
	Gregg County Health Facilities Development Corp., Series C (RB)
95,000	5.00%, 07/01/22 (c)	95,505
1,210,000	5.00%, 07/01/22 (c)	1,233,208

See Notes to Financial Statements

108

Principal Amount		Value

Texas: (continued)
$2,500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	$2,639,650
275,000	Harris County Industrial Development Corp. (RB) 5.00%, 12/01/19 (c)	299,846
1,000,000	Harris County, Texas Cultural Education Facilities, Brazos Presbyterian Homes, Inc. Project, Series A (RB) 5.13%, 01/01/23 (c)	1,078,390
380,000	Harrison County Health Facilities Development Corp. (RB) 5.25%, 07/01/20 (c)	392,084
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	696,047
	Love Field Airport Modernization Cxorp., Southwest Airline Co. (RB)
250,000	5.00%, 11/01/18	267,410
615,000	5.00%, 11/01/22 (c)	698,812
280,000	5.00%, 11/01/22	321,516
1,815,000	5.25%, 11/01/20 (c)	2,025,939
780,000	Matagorda County Navigation District No. 1, Texas Pollution Control (RB) 4.00%, 06/03/23 (c)	832,034
1,000,000	Matagorda County, Texas Navigation District No. 1 (RB) 4.00%, 06/03/23 (c)	1,066,710
1,000,000	Mission Economic Development Corp., Senior Lien, Series B (RB) 5.75%, 10/01/18 (c)	1,061,200
1,500,000	New Hope Cultural Education Facilities Corp., Series A (RB) 5.00%, 04/01/24 (c)	1,652,925
500,000	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center (RB) 5.00%, 08/15/21 (c)	501,860
1,460,000	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB) 5.00%, 11/15/24 (c)	1,625,564
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
500,000	5.00%, 07/01/25 (c)	545,445
100,000	5.00%, 07/01/25 (c)	111,436
	North East Texas Regional Mobility Authority (RB)
1,200,000	5.00%, 01/01/26 (c)	1,347,984
1,000,000	5.00%, 01/01/26 (c)	1,129,200
265,000	Port Freeport, Texas (RB) 4.95%, 05/15/17 (c)	275,006
Principal Amount		Value

Texas: (continued)
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
$400,000	5.00%, 08/15/26 (c)	$405,536
400,000	5.00%, 08/15/26 (c)	409,612
1,000,000	Red River Health Facilities Development Corp., Eden Home, Inc. Project (RB) 7.25%, 12/01/21 (c)	729,310
960,000	SA Energy Acquisition Public Facility Corp. (RB) 5.50%, 08/01/25	1,177,306
	Sam Rayburn Municipal Power Agency, Power Supply System (RB)
400,000	5.00%, 10/01/17	412,616
1,075,000	5.00%, 10/01/21	1,220,813
1,275,000	San Antonio Convention Hotel Finance Corp. (RB) (AMBAC) 5.00%, 12/01/16 (c)	1,279,246
	San Antonio, Texas Convention Hotel Finance Corp. (RB) (AMBAC)
85,000	4.75%, 12/01/16 (c)	85,264
500,000	5.00%, 12/01/16 (c)	501,650
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c)	8,625,375
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB) 5.00%, 05/15/24 (c)	1,086,140
1,500,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB) 5.50%, 11/15/25 (c)	1,658,370
1,050,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,137,307
1,680,000	Texas Municipal Gas Acquisition & Supply Corp III (RB) 5.00%, 12/15/22 (c)	1,954,058
3,120,000	Texas Municipal Gas Acquisition & Supply Corp III., Gas Supply (RB) 5.00%, 12/15/22 (c)	3,516,396
	Texas Municipal Gas Acquisition & Supply Corp. I (RB)
95,000	5.25%, 12/15/24	113,235
160,000	5.25%, 12/15/25	192,056
1,155,000	5.25%, 12/15/26	1,390,343
	Texas Municipal Gas Acquisition & Supply Corp. III (RB)
1,565,000	5.00%, 12/15/22 (c)	1,748,872
760,000	5.00%, 12/15/22 (c)	846,138
175,000	5.00%, 12/15/22 (c)	194,215

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Texas: (continued)
	Texas Municipal Gas Acquisition & Supply Corp. III (RB) (continued)
$1,640,000	5.00%, 12/15/22 (c)	$1,841,490
2,240,000	5.00%, 12/15/22 (c)	2,584,579
1,570,000	5.00%, 12/15/22 (c)	1,790,349
1,000,000	5.00%, 12/15/22 (c)	1,133,070
2,000,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply (RB) 5.00%, 12/15/19	2,227,220
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
1,095,000	5.25%, 12/15/18	1,181,406
175,000	5.25%, 12/15/21	201,332
95,000	5.25%, 12/15/22	111,258
1,180,000	5.25%, 12/15/23	1,397,085
305,000	5.63%, 12/15/17	313,122
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
5,000	5.00%, 12/15/18	5,408
1,880,000	5.00%, 12/15/21	2,156,905
910,000	5.00%, 12/15/22 (c)	1,044,389
1,615,000	5.00%, 12/15/22	1,889,566
6,205,000	Texas Municipal Gas Acquisition and Supply Corp., Senior Lien, Series D (RB) 6.25%, 12/15/26	7,529,892
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	177,668
3,060,000	7.00%, 06/30/20 (c)	3,612,483
95,000	7.50%, 06/30/20 (c)	114,836
1,225,000	7.50%, 06/30/20 (c)	1,485,655
500,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB) 7.50%, 12/31/19 (c)	596,205
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien (RB)
1,000,000	5.00%, 12/31/25 (c)	1,109,210
500,000	5.00%, 12/31/25 (c)	556,670
2,000,000	7.00%, 09/01/23 (c)	2,491,880
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
2,100,000	5.00%, 08/15/24 (c)	2,350,845
3,850,000	5.00%, 08/15/24 (c)	4,295,830
600,000	5.00%, 08/15/24 (c)	685,854
4,000,000	5.00%, 08/15/24 (c)	4,512,960
	Town of Westlake, Texas (SA)
1,000,000	6.13%, 09/01/25 (c)	999,900
1,000,000	6.25%, 09/01/25 (c)	999,890
1,000,000	6.38%, 09/01/25 (c)	999,890
	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB)
620,000	6.00%, 01/01/21 (c)	661,776
1,950,000	7.00%, 01/01/21 (c)	2,200,750
Principal Amount		Value

Texas: (continued)
$2,480,000	7.13%, 01/01/21 (c)	$2,785,313
	Tyler Health Facilities Development Corp. (RB)
145,000	5.25%, 11/01/17 (c)	147,843
1,155,000	5.25%, 11/01/17 (c)	1,181,611
450,000	5.38%, 11/01/17 (c)	458,397
		148,011,857
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,211,144
Virgin Islands: 1.2%
	Virgin Islands Public Finance Authority, Series A (RB)
3,885,000	5.00%, 10/01/20 (c)	3,802,949
450,000	5.00%, 10/01/20	456,012
1,280,000	5.00%, 10/01/20 (c)	1,264,115
1,735,000	6.75%, 10/01/19 (c)	1,781,828
1,125,000	Virgin Islands Public Finance Authority, Series A-1 (RB) 5.00%, 10/01/19 (c)	1,101,240
	Virgin Islands Public Finance Authority, Series B (RB)
1,245,000	5.00%, 10/01/19 (c)	1,229,550
1,000,000	5.00%, 10/01/19	1,018,920
190,000	5.00%, 10/01/20 (c)	188,119
2,990,000	5.25%, 10/01/20 (c)	2,935,791
	Virgin Islands Public Finance Authority, Series C (RB)
250,000	4.50%, 10/01/24 (c)	232,565
250,000	5.00%, 10/01/19 (c)	249,993
1,000,000	5.00%, 10/01/24 (c)	983,240
4,250,000	5.00%, 10/01/24 (c)	4,097,850
110,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.63%, 10/01/19 (c)	113,352
845,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	819,565
	Virgin Islands Water and Power Authority, Series A (RB)
50,000	5.00%, 07/01/17 (c)	50,128
330,000	5.00%, 07/01/17 (c)	331,231
	Virgin Islands Water and Power Authority, Series B (RB)
3,600,000	5.00%, 07/01/17 (c)	3,358,188
1,070,000	5.00%, 07/01/17 (c)	1,066,276
1,125,000	5.00%, 07/01/17 (c)	1,125,067
		26,205,979
Virginia: 2.1%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	654,458

See Notes to Financial Statements

110

Principal Amount		Value

Virginia: (continued)
$1,000,000	5.00%, 01/01/23 (c)	$1,050,400
	Bristol Industrial Development Authority, Series B (RB)
1,750,000	5.00%, 11/01/24 (c)	1,803,462
250,000	6.35%, 11/01/24 (c)	257,088
	Cherry Hill Community Development Authority (SA)
200,000	5.15%, 03/01/25 (c)	212,934
500,000	5.40%, 03/01/25 (c)	535,595
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	669,006
1,730,000	City of Chesapeake, Virginia Chesapeake Expressway Toll Road Revenue (RB) 5.00%, 07/15/22 (c)	1,904,246
1,000,000	County of Botetourt, Virginia Industrial Development Authority (RB) 6.00%, 07/01/24 (c)	1,087,450
650,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	626,756
225,000	Fairfax County Economic Development Authority (RB) 5.13%, 10/01/17 (c)	233,816
	Fairfax County, Virginia Economic Development Authority, Series A (RB)
430,000	4.00%, 12/01/22	447,058
1,000,000	5.00%, 12/01/23 (c)	1,057,290
2,000,000	5.00%, 12/01/23 (c)	2,108,300
1,520,000	5.13%, 10/01/17 (c)	1,579,554
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,640,370
1,000,000	6.88%, 03/01/21 (c)	1,135,670
2,000,000	Halifax County Industrial Development Authority (RB) 2.15%, 09/01/20 (p)	2,044,420
	Hanover County, Virginia Economic Development Authority, Series A (RB)
495,000	4.00%, 07/01/22	526,685
1,500,000	5.00%, 07/01/22 (c)	1,572,135
1,500,000	5.00%, 07/01/22 (c)	1,576,020
2,750,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	2,903,917
1,000,000	Peninsula Ports Authority, Residential Care Facility Revenue, Series C (RB) 5.40%, 12/01/16 (c)	1,001,320
670,000	Prince William County Industrial Development Authority (RB) 5.00%, 01/01/25 (c)	729,000
Principal Amount		Value

Virginia: (continued)
	Stafford County Economic Development Authority (RB)
$1,380,000	4.00%, 06/15/26 (c)	$1,446,240
300,000	5.00%, 06/15/26 (c)	343,851
1,860,000	Tobacco Settlement Financing Corp. (RB) 12.15%, 06/01/17 (c) ^	46,574
6,270,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	5,816,930
2,000,000	Virginia College Building Authority, Marymount University Project, Series A (RB) 5.00%, 07/01/25 (c)	2,175,620
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	341,322
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
735,000	5.50%, 07/01/22 (c)	824,699
1,880,000	6.00%, 07/01/22 (c)	2,178,976
2,190,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB) 5.00%, 01/01/22 (c)	2,340,584
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
1,650,000	1.87%, 06/01/20 (p)	1,669,156
2,125,000	2.15%, 09/01/20 (p)	2,172,196
		46,713,098
Washington: 1.0%
1,000,000	Greater Wenatchee Regional Events Center Public Facilities, Series A (RB) 5.50%, 09/01/22 (c)	1,055,940
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
1,000,000	5.00%, 12/01/25 (c)	1,014,540
500,000	5.75%, 12/01/25 (c)	511,325
500,000	6.00%, 12/01/25 (c)	509,780
250,000	6.25%, 12/01/25 (c)	253,438
2,900,000	Port of Seattle Industrial Development Corp., Delta Air Lines, Inc. Project (RB) 5.00%, 04/01/23 (c)	3,123,967
	Washington Health Care Facilities Authority, Central Washington Health Services (RB)
300,000	5.00%, 07/01/25 (c)	330,297
100,000	7.00%, 07/01/19 (c)	115,601
1,000,000	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB) 5.00%, 07/01/24 (c)	1,067,850

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Washington: (continued)
$2,000,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	$2,236,680
1,500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 5.00%, 01/01/25 (c)	1,673,115
	Washington State Housing Finance Commission, Skyline at First Hill Project, Series A (RB)
500,000	5.25%, 01/01/17	503,650
5,800,000	5.63%, 01/01/17 (c)	5,845,820
2,850,000	5.63%, 01/01/17 (c)	2,872,515
500,000	Washington State Housing Finance Commission, Weslet Homes at Lea Hill Project (RB) 5.00%, 07/01/26 (c)	521,775
		21,636,293
West Virginia: 0.6%
1,305,000	County of Brooke Commission, Series A (RB) 6.75%, 04/01/21 (c)	1,447,636
1,875,000	County of Pleasants, West Virginia (RB) 5.25%, 10/15/17 (c)	1,860,825
5,275,000	Philippi, West Virginia, The Philippi Municipal Building Commission, Series A (RB) 7.75%, 10/01/22 (c) (d) * §	3,165,000
2,000,000	West Virginia Hospital Finance Authority, Highland Hospital Obligated Group (RB) 9.13%, 10/01/21 (c) (d) *	1,836,680
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,000,000	6.50%, 10/01/18 (c)	2,088,400
1,500,000	6.50%, 10/01/18 (c)	1,579,875
2,005,000	6.75%, 10/01/18 (c)	2,097,852
		14,076,268
Wisconsin: 0.8%
1,000,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	1,014,700
1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	1,067,480
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	496,416
1,000,000	5.13%, 02/01/26 (c)	1,003,210
Principal Amount		Value

Wisconsin: (continued)
$500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	$557,975
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
1,000,000	5.00%, 06/15/26 (c)	975,790
1,000,000	5.00%, 06/15/26 (c)	1,012,130
1,035,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	1,135,716
2,280,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	2,436,043
2,500,000	Public Finance Authority, Waste Management, Inc., Series A-1 (RB) 2.63%, 11/01/25	2,539,175
2,150,000	Wisconsin Health & Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB) 5.25%, 02/01/23 (c)	2,238,322
3,950,000	Wisconsin Health and Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Series A (RB) 5.13%, 02/01/23 (c)	4,106,815
		18,583,772
Total Municipal Bonds (Cost: $2,145,349,226)		2,200,479,763
Number of Shares
MONEY MARKET FUND: 0.8% (Cost: $16,915,736)
16,915,736	Dreyfus Government Cash Management Fund	16,915,736
Total Investments: 98.8% (Cost: $2,162,264,962)		2,217,395,499
Other assets less liabilities: 1.2%		28,059,072
NET ASSETS: 100.0%		$2,245,454,571

See Notes to Financial Statements

112

ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CIFG	CDC Ixis Financial Guaranty
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Convertible Capital Appreciation Bonds
(g)	Security in principal default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees.
The aggregate value of fair valued securities is $2,024,270 which represents 0.1% of net assets.
§	Illiquid Security – the aggregate value of illiquid securities is $3,165,000 which represents 0.1% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	8.0%	$176,328,271
Health Care	23.5	520,204,075
Higher Education	0.0	51,333
Housing	0.3	7,447,050
Industrial Revenue	18.9	418,304,596
Leasing	0.8	17,974,201
Local	5.3	117,010,189
Medical	0.0	1,016,777
Nursing Homes	0.0	514,240
Power	1.8	40,033,282
Solid Waste/Resource Recovery	0.3	6,960,350
Special Tax	7.6	167,866,883
State	2.4	53,939,325
Tobacco	19.7	437,065,788
Transportation	7.8	174,017,530
Water & Sewer	2.8	61,745,873
Money Market Fund	0.8	16,915,736
	100.0%	$2,217,395,499

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$2,200,479,763	$—	$2,200,479,763
Money Market Fund	16,915,736	—	—	16,915,736
Total	$16,915,736	$2,200,479,763	$—	$2,217,395,499

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

113

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 95.4%
Alabama: 0.9%
$170,000	Alabama Public School & College Authority (RB) 5.00%, 12/01/17 (c)	$177,684
Arizona: 0.6%
100,000	Arizona Water Infrastructure Finance Authority, Revenue Water Quality, Series A (RB) 5.00%, 10/01/18 (c)	107,770
California: 8.1%
275,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/19 (c)	304,656
105,000	California State Public Works Board, Various University of California Projects, Series B (RB) 5.00%, 06/01/18	111,866
140,000	California State Public Works Board, Various University of California Projects, Series E (RB) 5.00%, 04/01/19 (c)	153,588
175,000	City of Los Angeles, Department of Airports, Series C (RB) 5.25%, 05/15/18 (c)	186,816
225,000	Clovis California Unified School District, Series A (GO) 3.95%, 08/01/19 ^	218,387
230,000	Foothill Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	222,090
305,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/32 (c)	406,288
		1,603,691
Florida: 3.9%
150,000	Brevard County Health Facilities Authority (RB) 7.00%, 04/01/19 (c)	171,503
105,000	Hillsborough County, Industrial Development Authority Revenue (RB) 5.63%, 08/15/18 (c)	113,697
220,000	Miami-Dade County, Florida School Board Foundation, Inc., Series A (CP) (AGO) 5.25%, 02/01/19 (c)	240,645
225,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	239,636
		765,481
Georgia: 0.9%
175,000	Georgia State, Series G (GO) 5.00%, 12/01/17 (c)	183,006
Idaho: 0.8%
145,000	Idaho Housing & Finance Association, Federal Highway Trust Fund, Series A (RB) (AGO) 5.25%, 07/15/18 (c)	155,666
Principal
Amount		Value

Illinois: 7.7%
	Illinois Finance Authority, The University of Chicago, Series B (RB)
$25,000	5.50%, 07/01/18 (c)	$26,900
325,000	5.50%, 07/01/18 (c)	349,703
500,000	5.50%, 07/01/18 (c)	538,005
550,000	5.75%, 07/01/18 (c)	594,066
		1,508,674
Kentucky: 1.3%
240,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	255,852
Maryland: 8.3%
	County of Montgomery, Public Improvement, Series A (GO)
370,000	5.00%, 07/01/19 (c)	409,383
110,000	5.00%, 07/01/19 (c)	121,708
400,000	State of Maryland, Second Series A (GO) 5.00%, 08/15/17 (c)	413,472
	State of Maryland, Second Series B (GO)
340,000	5.00%, 08/01/19 (c)	376,819
290,000	5.00%, 08/15/19 (c)	322,268
		1,643,650
Massachusetts: 4.7%
500,000	Massachusetts Bay Transportation Authority, Series C (RB) 5.00%, 07/01/18 (c)	534,320
130,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	139,578
250,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Series 13 (RB) 5.00%, 08/01/17 (c)	258,003
		931,901
Michigan: 0.3%
55,000	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series V (RB) 8.00%, 09/01/18 (c)	62,073
Minnesota: 0.6%
100,000	City of St. Louis Park, Health Care Facilities, Series A (RB) 5.50%, 07/01/18 (c)	107,514
Mississippi: 2.5%
470,000	Mississippi Development Bank (RB) (AGM) 5.38%, 04/01/18 (c)	499,079
Missouri: 1.1%
205,000	Curators of the University of Missouri System Facilities, Series A (RB) 5.00%, 11/01/17 (c)	213,573
Nebraska: 0.9%
175,000	Nebraska Public Power District, Series B (RB) 5.00%, 01/01/18 (c)	183,433

See Notes to Financial Statements

114

Principal Amount		Value

New Mexico: 1.5%
$270,000	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services, Series A (RB) 6.13%, 08/01/18 (c)	$293,963
New York: 5.3%
175,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	191,345
245,000	New York State Dormitory Authority, Series A (RB) 5.50%, 05/01/19 (c)	272,479
75,000	Triborough Bridge & Tunnel Authority, Series A (RB) 5.00%, 05/15/18 (c)	79,696
425,000	Triborough Bridge & Tunnel Authority, Series B (RB) 5.50%, 01/01/22 (c)	507,195
		1,050,715
North Carolina: 3.7%
	North Carolina Eastern Municipal Power Agency (RB)
305,000	5.00%, 01/01/19 (c)	331,700
380,000	5.25%, 01/01/18 (c)	399,638
		731,338
Ohio: 2.0%
350,000	Cuyahoga Community College District, Series C (RB) 5.00%, 02/01/20 (c)	393,740
Oklahoma: 1.6%
295,000	Oklahoma Municipal Power Authority, Power Supply System, Series A (RB) 5.88%, 01/01/18 (c)	312,016
Oregon: 4.5%
330,000	Oregon State Lottery (RB) 5.00%, 04/01/19 (c)	361,198
130,000	Oregon State, Department of Administrative Services Lottery, Series A (RB) 5.00%, 04/01/19 (c)	142,290
20,000	Redmond School District No. 2J, Deschutes and Jefferson Counties, Series A (GO) (SBG) 5.50%, 06/15/18 (c)	21,483
320,000	State of Oregon Department of Transportation, Senior Lien, Series A (RB) 5.00%, 05/15/19 (c)	352,618
		877,589
Pennsylvania: 2.6%
10,000	Central Bucks, Pennsylvania School District (GO) (SAW) 5.00%, 05/15/18 (c)	10,629
300,000	Commonwealth of Pennsylvania, Series A (GO) 5.00%, 11/01/17 (c)	312,546
Principal Amount		Value

Pennsylvania: (continued)
$175,000	Pennsylvania Higher Educational Facilities Authority, Series A (RB) 5.00%, 09/01/19	$194,467
		517,642
Puerto Rico: 1.3%
235,000	Puerto Rico Highways & Transportation Authority (RB) (NATL) 5.50%, 07/01/19	262,963
Texas: 15.1%
400,000	Conroe Independent School District, Series A (GO) 5.75%, 02/15/18 (c)	424,800
300,000	Dallas Independent School District (GO) 6.25%, 02/15/18 (c)	320,709
900,000	Fort Worth Independent School District (GO) 5.00%, 02/15/18 (c)	947,205
210,000	Harris County Cultural Education Facilities Finance Corp. (RB) 5.13%, 11/15/18 (c)	227,835
300,000	Keller Independent School District/TX (GO) 5.25%, 02/15/19 (c)	328,635
200,000	Keller, Texas Independent School District (GO) 5.50%, 02/15/19 (c)	220,216
475,000	North Texas Tollway Authority, Second Tier, Series F (RB) 5.75%, 01/01/18 (c)	501,714
		2,971,114
Utah: 3.4%
180,000	State of Utah (GO) 5.00%, 07/01/18 (c)	192,200
200,000	State of Utah, Series A (GO) 5.00%, 07/01/18 (c)	213,556
250,000	Utah Transit Authority (RB) (AGM) 5.00%, 06/15/18 (c)	266,748
		672,504
Virginia: 2.8%
495,000	Richmond, Virginia Metropolitan Transportation Authority (RB) 5.25%, 07/15/22	560,815
Washington: 6.0%
250,000	City of Seattle, Washington Water System Improvement Revenue (RB) 5.00%, 02/01/18 (c)	263,038
50,000	Washington State Various Purpose, Motor Vehicle Fuel Tax, Series D (GO) 5.00%, 01/01/18 (c)	52,380
465,000	Washington State Various Purpose, Series A (GO) 5.00%, 07/01/17 (c)	478,099
	Washington State Various Purpose, Series C (GO)
175,000	5.00%, 01/01/18 (c)	183,433
205,000	5.00%, 01/01/18 (c)	214,879
		1,191,829

See Notes to Financial Statements

115

VANECK VECTORS PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Wisconsin: 3.0%
$250,000	Wisconsin Department of Transportation (RB) 5.00%, 07/01/19 (c)	$276,263
285,000	Wisconsin Department of Transportation, Series A (RB) 5.00%, 07/01/18 (c)	304,317
		580,580
Total Municipal Bonds (Cost: $18,685,369)		18,815,855
Number of Shares		Value

MONEY MARKET FUND: 3.3% (Cost: $652,745)
652,745	Dreyfus Government Cash Management Fund	$652,745
Total Investments: 98.7% (Cost: $19,338,114)		19,468,600
Other assets less liabilities: 1.3%		257,704
NET ASSETS: 100.0%		$19,726,304

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value
Education	13.9%	$2,715,973
Health Care	6.6	1,277,081
Leasing	5.9	1,152,023
Local	18.1	3,522,234
Power	6.3	1,226,787
Special Tax	7.7	1,495,901
State	16.7	3,247,314
Transportation	17.5	3,410,153
Water & Sewer	3.9	768,389
Money Market Fund	3.4	652,745
	100.0%	$19,468,600

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$18,815,855	$—	$18,815,855
Money Market Fund	652,745	—	—	652,745
Total	$652,745	$18,815,855	$—	$19,468,600

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

116

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 97.8%
Alabama: 0.3%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 12/01/16 (c)	$150,254
150,000	6.45%, 12/01/16 (c)	150,254
60,000	Health Care Authority of Cullman County, Series A (RB) 6.25%, 02/01/19 (c)	63,795
		364,303
Arizona: 2.5%
	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB)
300,000	5.00%, 02/01/20	333,123
250,000	5.00%, 02/01/21	284,410
830,000	Arizona Health Facilities Authority, The Beatitudes Campus Project (RB) 5.10%, 12/01/16 (c)	831,743
270,000	Industrial Development Authority of County of Pima, Education Facility Revenue Bonds (RB) 4.38%, 07/01/26	270,958
	Industrial Development Authority of the City of Phoenix, Series A (RB)
475,000	3.00%, 07/01/20	480,424
500,000	4.00%, 07/01/25	525,770
450,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	488,592
10,000	Mohave County Industrial Development Authority, Correctional Facilities Contract Revenue (RB) 7.50%, 05/01/19	10,000
	Salt Verde Financial Corp. (RB)
65,000	5.25%, 12/01/21	75,492
50,000	5.25%, 12/01/23	59,908
65,000	5.25%, 12/01/24	78,528
		3,438,948
Arkansas: 0.3%
340,000	County of Pulaski AR (RB) 5.50%, 03/01/19 (c)	375,445
California: 9.0%
40,000	Alameda Corridor Transportation Authority (RB) (AMBAC) 1.88%, 10/01/18 ^	38,595
245,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 12/01/16 (c)	246,860
500,000	California Health Facilities Financing Authority Revenue Bonds, Series E (RB) 5.63%, 07/01/19 (c)	558,325
250,000	California Health Facilities Financing Authority Revenue Bonds, Series G (RB) 5.50%, 07/01/18 (c)	268,700
Principal Amount		Value

California: (continued)
$500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	$519,990
150,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 6.00%, 06/01/22 (c)	163,484
300,000	California Pollution Control Financing Authority, Pacific Gas and Electric Co. (RB) (FGIC) 4.75%, 06/01/17 (c)	306,129
	California State Public Works Board Lease Revenue Bonds, Series A (RB)
325,000	5.00%, 09/01/20	371,195
300,000	5.00%, 09/01/21	351,465
250,000	California Statewide Communities Development Authority (RB) 5.00%, 05/15/20	280,827
25,000	City of Modesto, Community Center refinancing, Series A (CP) (AMBAC) 5.00%, 11/01/23	26,489
600,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	699,744
650,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-1 (RB) 5.00%, 07/15/17 (c) (p)	666,276
250,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-2 (RB) 5.00%, 07/15/19 (c) (p)	270,847
600,000	Foothill Transportation Corridor Agency, Tall Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	708,678
500,000	Golden State Tobacco Securitization Corp., California Tobacco Settlement, Series A-1 (RB) 4.50%, 06/01/17 (c)	502,365
500,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	528,755
250,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	295,540
50,000	Lincoln Public Financing Authority, Subordinated Series B (SA) 5.38%, 09/02/21	54,519
100,000	Long Beach, California Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	107,691
600,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	689,172
750,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	904,545
	Palomar Health (RB)
250,000	5.00%, 11/01/25	294,770
250,000	5.00%, 11/01/26 (c)	293,845

See Notes to Financial Statements

117

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

California: (continued)
	Port of Oakland, Series O (RB)
$500,000	5.00%, 05/01/19	$546,425
350,000	5.00%, 05/01/20	393,589
500,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	592,645
300,000	San Francisco International Airport Second Series Revenue Refunding Bonds, Series D (RB) 5.00%, 05/01/21 (c)	346,884
100,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	116,792
	San Jose Redevelopment Agency, Series D (AMBAC) (TA)
100,000	5.00%, 08/01/17 (c)	103,163
20,000	5.00%, 08/01/17 (c)	20,657
350,000	Sweetwater Union High School District, Series A (GO) (AGM) 5.63%, 08/01/18 (c)	379,001
135,000	Vernon Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	146,736
645,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	653,766
		12,448,464
Colorado: 0.8%
500,000	Colorado Educational & Cultural Facilities Authority (RB) 3.75%, 07/01/26	490,435
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 12/01/16 (c)	250,230
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	183,246
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	139,864
		1,063,775
Connecticut: 0.9%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	439,364
150,000	Connecticut State Resources Recovery Authority, American Refunding Fuel Comp. Project, Series A (RB) 6.45%, 11/04/16 (c)	150,024
109,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	120,489
Principal Amount		Value

Connecticut: (continued)
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
$250,000	5.25%, 02/01/22	$250,395
250,000	5.50%, 02/01/23	250,763
		1,211,035
Florida: 2.2%
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	564,090
200,000	County of Alachua, Florida Industrial Development, Florida Retirement Village, Inc. Project, Series A (RB) 5.63%, 11/15/17 (c)	204,766
500,000	Florida Development Finance Corp., Renaissance Chapter School, Inc. Project, Series A (RB) 5.00%, 06/15/25	527,905
250,000	Miami-Dade County School Board Foundation, Inc., Series A (CP) (AMBAC) 5.00%, 08/01/18	266,885
200,000	Miami-Dade County School Board Foundation, Inc., Series D (CP) 5.00%, 11/01/19	222,038
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	298,005
250,000	5.00%, 10/01/24	300,367
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	253,833
250,000	School District of St. Lucie County, Florida Sales Tax (RB) (AGM) 5.00%, 10/01/25	308,407
100,000	Village Community Development District No. 10 (SA) 4.50%, 05/01/22 (c)	108,708
		3,055,004
Georgia: 1.5%
545,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 5.25%, 09/01/20	592,666
500,000	Greene County Development Authority, Glen-I LLC Project, Series A (RB) 6.13%, 01/01/25	515,190
	Main Street Natural Gas, Inc. Gas Project, Series A (RB)
130,000	5.50%, 09/15/23	156,647
135,000	5.50%, 09/15/25	167,026
560,000	Municipal Electric Authority of Georgia, Series B (RB) 5.00%, 01/01/20	627,290
		2,058,819
Guam: 0.9%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	834,142

See Notes to Financial Statements

118

Principal Amount		Value

Guam: (continued)
$365,000	Government of Guam, Series A (GO) 6.00%, 11/15/19	$384,619
		1,218,761
Hawaii: 0.1%
140,000	Kuakini, Hawaii Health System, Special Purpose Revenue, Series A (RB) 6.30%, 12/01/16 (c)	140,647
Idaho: 0.4%
500,000	Idaho Health Facilities Authority, Series B-1 (RB) 6.50%, 11/21/16 (c)	500,780
Illinois: 13.7%
275,000	Chicago Board of Education, Series A (GO) (AMBAC) 5.50%, 12/01/19	284,487
	Chicago Board of Education, Series B (GO) (AMBAC)
65,000	5.00%, 12/01/16 (c)	65,548
60,000	5.00%, 12/01/18	61,775
	Chicago Board of Education, Series C (GO)
110,000	4.25%, 12/01/18	106,911
90,000	5.00%, 12/01/17	89,272
500,000	5.00%, 12/01/18 (c)	481,250
250,000	5.25%, 12/01/18 (c)	239,303
	Chicago Board of Education, Series F (GO)
90,000	5.00%, 12/01/18	88,778
250,000	5.00%, 12/01/19	243,398
345,000	5.00%, 12/01/20	332,062
625,000	Chicago, Illinois Project and Refunding, Series C (GO) 5.00%, 01/01/19 (c)	640,256
95,000	City of Chicago, General Obligation Bonds, Refunding Series C (GO) 5.00%, 01/01/22	100,749
	City of Chicago, Series A (GO)
950,000	5.00%, 01/01/18 (c)	970,282
500,000	5.00%, 01/01/20	522,085
500,000	5.00%, 01/01/20 (c)	514,385
290,000	City of Chicago, Series A-2 (GO) (AMBAC) 5.50%, 01/01/18	294,991
150,000	City of Chicago, Series B (GO) 5.00%, 01/01/20	156,626
	City of Chicago, Series C (GO)
660,000	5.00%, 01/01/23	702,735
500,000	5.00%, 01/01/25	533,780
500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	572,540
60,000	Illinois Finance Authority, Institute of Technology, Series A (RB) 5.00%, 12/01/16 (c)	60,188
500,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.75%, 10/01/19 (c)	538,765
50,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 5.50%, 02/15/20 (c)	55,214
Principal Amount		Value

Illinois: (continued)
$1,000,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 7.63%, 05/15/20 (c)	$1,160,500
720,000	Illinois General Obligation Bonds, Series A (GO) 5.00%, 06/01/21	782,755
	Illinois Railsplitter Tobacco Settlement Authority (RB)
650,000	5.00%, 06/01/18	687,011
590,000	5.00%, 06/01/19	642,174
100,000	5.13%, 06/01/19	109,158
575,000	5.25%, 06/01/20	647,260
40,000	5.25%, 06/01/21	46,152
100,000	5.38%, 06/01/21	115,927
960,000	5.50%, 06/01/21 (c)	1,114,022
50,000	Illinois State, Series A (GO) 4.00%, 01/01/22 (c)	51,695
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B (RB)
40,000	5.00%, 06/15/22 (c)	44,897
35,000	5.00%, 12/15/22	39,912
40,000	Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue (RB) 1.95%, 06/15/18 ^	38,702
	State of Illinois (GO)
80,000	4.00%, 08/01/22 (c)	82,020
500,000	5.00%, 06/01/19	528,825
500,000	5.00%, 01/01/20 (c)	532,415
250,000	5.00%, 01/01/20	266,675
600,000	5.00%, 05/01/22	656,868
700,000	5.00%, 08/01/22	768,299
500,000	5.00%, 01/01/26	552,545
910,000	5.50%, 07/01/23 (c)	1,030,539
300,000	5.50%, 07/01/23 (c)	337,065
	State of Illinois General Obligation Bonds, Series A (GO)
110,000	4.00%, 09/01/18 (c)	111,547
105,000	4.00%, 01/01/22	109,574
	State of Illinois, Series A (GO)
170,000	4.00%, 01/01/22 (c)	175,192
750,000	5.00%, 04/01/18	777,945
		19,065,054
Indiana: 0.9%
250,000	Indiana Finance Authority Tax-Exempt Private Activity Bonds (RB) 5.25%, 09/01/24 (c)	280,627
215,000	Indiana Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project (RB) 6.00%, 12/01/19	216,492
385,000	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series B (RB) 5.00%, 01/01/17 (c)	387,422
325,000	Indiana Finance Authority, Wastewater Utility, First Lien, Series A (RB) 5.00%, 10/01/19	360,916
		1,245,457

See Notes to Financial Statements

119

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Iowa: 4.3%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
$3,565,000	5.00%, 12/01/19	$3,654,695
500,000	5.25%, 12/01/23 (c)	520,960
750,000	5.50%, 12/01/18 (c)	767,677
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
495,000	2.50%, 10/01/20	494,079
500,000	4.00%, 10/01/25	511,665
		5,949,076
Kansas: 0.1%
105,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 01/01/17 (c)	105,454
Kentucky: 0.4%
10,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB) 5.25%, 06/01/20 (c)	11,076
250,000	Kentucky Economic Development Finance Authority, Series A (RB) 5.00%, 05/15/26	279,097
200,000	Kentucky State Property & Building Commission, Series A (RB) 5.00%, 08/01/20	226,172
		516,345
Louisiana: 3.5%
	City of New Orleans, Louisiana Sewerage Service (RB)
400,000	5.00%, 06/01/18	424,200
625,000	5.00%, 06/01/19	682,931
570,000	5.00%, 06/01/20	639,660
20,000	5.00%, 06/01/22	23,370
600,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Series A (RB) 5.50%, 11/15/25	641,802
70,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.25%, 12/01/19	74,990
500,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24	288,750
750,000	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23	433,125
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	782,612
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	255,921
550,000	5.00%, 05/15/21	626,026
		4,873,387
Principal Amount		Value

Maine: 0.2%
	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB)
$90,000	5.00%, 07/01/19	$95,444
155,000	5.00%, 07/01/20	166,447
		261,891
Maryland: 2.7%
575,000	City of Westminster, The Lutheran Village at Millers Grant, Inc. (RB) 4.88%, 07/01/23	597,994
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	705,501
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
850,000	5.00%, 07/01/19	930,580
750,000	5.00%, 07/01/24	912,630
	Mayor and City Council of Baltimore, Convention Center Hotel, Series A (RB) (XLCA)
110,000	5.25%, 12/01/16 (c)	110,285
210,000	5.25%, 12/01/16 (c)	210,611
220,000	5.25%, 12/01/16 (c)	220,733
		3,688,334
Massachusetts: 0.9%
500,000	City of Worcester General Obligation Bond Anticipation Notes (GO) 5.00%, 01/23/18	524,165
130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	155,775
250,000	Massachusetts Health & Educational Facilities Authority Refunding Caregroup, Series E-1 (RB) 5.38%, 07/01/18 (c)	268,488
300,000	Massachusetts Health & Educational Facilities Authority Refunding Caregroup, Series E-2 (RB) 5.38%, 07/01/18 (c)	322,185
		1,270,613
Michigan: 1.4%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	56,743
700,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 12/01/16 (c)	695,723
500,000	Michigan Strategic Fund, Series A (TA) 4.12%, 07/01/18 (c) (p)	508,820
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
670,000	5.13%, 06/01/17 (c)	664,050
80,000	5.25%, 06/01/17 (c)	79,767
		2,005,103

See Notes to Financial Statements

120

Principal Amount		Value

Minnesota: 0.5%
$355,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	$373,609
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	269,300
		642,909
Mississippi: 0.0%
20,000	Mississippi Business Finance Corp., System Energy Resources, Inc. (RB) 5.88%, 11/28/16 (c)	20,274
Missouri: 0.5%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	510,240
140,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 12/01/16 (c)	140,484
115,000	St. Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.00%, 12/01/16 (c)	116,328
		767,052
Montana: 0.3%
500,000	City of Forsyth, Rosebud County,, Montana Pollution Control Revenue Refunding Bonds (RB) 2.00%, 08/01/23	498,115
Nevada: 0.7%
685,000	Clark County School District, Limited Tax, Series B (GO) 5.00%, 12/15/17 (c)	717,072
250,000	Clark County School District, Limited Tax, Series D (GO) 5.00%, 12/15/25 (c)	302,705
		1,019,777
New Jersey: 6.8%
75,000	City of Atlantic City, New Jersey, Series (GO) 5.00%, 12/01/20	61,420
85,000	City of Atlantic City, New Jersey, Series A (GO) 5.50%, 02/15/18	70,927
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	849,975
250,000	New Jersey Building Authority, State Building Revenue Refunding Bonds, Series A (RB) 5.00%, 06/15/24	281,275
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
80,000	4.00%, 06/15/19	83,516
600,000	5.00%, 06/15/19	641,526
500,000	5.00%, 06/15/20	544,585
165,000	5.00%, 06/15/22	185,107
150,000	5.00%, 06/15/22 (c)	167,948
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
$195,000	4.88%, 09/15/19	$206,367
225,000	5.13%, 08/20/22 (c)	250,043
50,000	5.75%, 09/15/22 (c)	56,285
400,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	423,932
250,000	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB) 5.00%, 03/01/21	274,830
250,000	New Jersey General Obligation Bonds, Refunding Bonds, Series T (GO) 5.00%, 06/01/22	291,837
100,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.63%, 07/01/21 (c)	115,479
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB)
200,000	5.00%, 07/01/25	241,832
250,000	5.00%, 07/01/26	304,780
400,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	438,556
245,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	278,369
350,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	392,822
695,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	786,816
475,000	State of New Jersey, Series T (GO) 5.00%, 06/01/21	542,849
250,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/20	279,070
	Tobacco Settlement Financing Corp., Senior Series 1A (RB)
1,090,000	4.50%, 06/01/17 (c)	1,109,751
75,000	5.00%, 06/01/17 (c)	76,530
450,000	Tobacco Settlement Financing Corp., Series 1A (RB) 5.00%, 06/01/17 (c)	459,603
		9,416,030
New Mexico: 1.0%
250,000	City of Farmington, New Mexico Pollution Control Revenue Refunding Bonds, Series B (RB) 1.87%, 10/01/21 (p)	248,718
430,000	County of Otero, Jail Project (RB) 5.75%, 12/01/16 (c)	432,128

See Notes to Financial Statements

121

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

New Mexico: (continued)
$150,000	Otero County, New Mexico Jail Project Revenue (RB) 6.00%, 12/01/16 (c)	$148,268
585,000	Winrock Town Center Tax Increment Development District No 1 (TA) 5.25%, 05/01/20 (c)	605,142
		1,434,256
New York: 10.6%
	Brooklyn Arena Local Development Corp. PILOT Revenue Refunding Bonds, Series A (RB)
400,000	5.00%, 07/15/23	474,884
250,000	5.00%, 07/15/26	304,492
250,000	5.00%, 01/15/27 (c)	301,950
250,000	5.00%, 01/15/27 (c)	304,445
750,000	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB) 3.75%, 01/01/20	778,117
	Jefferson County Industrial Development Agency, Reenergy Black River LLC Project (RB)
400,000	4.75%, 01/01/20	398,352
1,000,000	5.25%, 01/01/24	978,350
750,000	Long Island Power Authority Electric System General Revenue Bond, Series A (RB) 6.00%, 05/01/19 (c)	842,355
750,000	New York City Health and Hospital Corp., Series A (RB) 5.50%, 02/15/18 (c)	794,505
345,000	New York City Industrial Development Agency, Civic Facility, Series A (RB) 5.00%, 12/01/16 (c)	345,938
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 01/01/17 (c)	25,158
100,000	5.00%, 01/01/17 (c)	100,639
65,000	5.00%, 01/01/17 (c)	65,427
205,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	231,429
135,000	New York Dormitory Authority, Yeshiva University (RB) 5.00%, 09/01/19 (c)	145,728
	New York State Dormitory Authority (RB)
245,000	4.00%, 05/01/22	265,328
45,000	5.00%, 05/01/19	48,281
165,000	5.00%, 05/01/23	190,120
240,000	New York State Dormitory Authority Unrefunded Balance Pace (RB) 5.00%, 05/01/21	269,592
50,000	New York State Dormitory Authority, Montefiore Medical Center (RB) (FHA) 5.00%, 02/01/18 (c)	52,047
Principal Amount		Value

New York: (continued)
$750,000	New York State Environmental Facilities Corp., Solid Waste Disposal, Casella Waste Systems, Inc. Project (RB) 3.75%, 12/02/19 (p)	$741,547
970,000	New York State Thruway Authority, Series A (RB) 5.00%, 05/01/19	1,062,577
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
575,000	5.00%, 08/01/18	604,865
200,000	5.00%, 08/01/19	215,216
250,000	5.00%, 08/01/21	278,915
1,000,000	5.00%, 08/01/21 (c)	1,098,460
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
250,000	5.00%, 01/01/21	285,165
250,000	5.00%, 01/01/22	291,267
520,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	584,745
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB)
495,000	5.00%, 07/01/18	526,343
25,000	5.00%, 07/01/21 (c)	28,766
500,000	Suffolk County, New York, Series A (GO) 5.00%, 05/15/20	561,655
	Town of Oyster Bay, New York Public Improvement (GO)
240,000	3.00%, 08/15/17 (c)	236,779
55,000	3.00%, 08/15/17 (c)	53,726
505,000	3.00%, 08/15/17 (c)	502,990
50,000	3.00%, 08/15/17 (c)	49,590
35,000	TSASC, Inc., Tobacco Settlement, Series 1 (RB) 4.75%, 11/16/16 (c)	35,054
525,000	Westchester County Healthcare Corp., Senior Lien, Series B (RB) 5.00%, 11/01/19	581,542
		14,656,339
North Carolina: 0.9%
500,000	Department of State Treasurer State of North Carolina, Grant Anticipation Revenue Vehicle Bonds (RB) 4.00%, 09/01/17 (c) (p)	512,245
390,000	Johnson Memorial Hospital Authority FHA Insured Mortgage (RB) (AGM) (FHA) 5.25%, 04/01/18 (c)	414,016
300,000	North Carolina Medical Care Commission, Hospital Refunding Bonds, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	338,931
		1,265,192

See Notes to Financial Statements

122

Principal Amount		Value

Ohio: 5.8%
$250,000	American Municipal Power Prairie State Energy Campus Project, Series A (RB) (AGO) 5.25%, 02/15/19 (c)	$274,160
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
3,050,000	5.13%, 06/01/17 (c)	2,887,465
1,000,000	5.38%, 06/01/17 (c)	965,280
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	102,353
250,000	County of Allen, Ohio Hospital Facilities Revenue Bonds, Series B (RB) 5.00%, 09/01/20 (c)	283,025
	County of Muskingum, Genesis HealthCare System Obligated Group Project (RB)
50,000	4.00%, 02/15/23	52,378
135,000	5.00%, 02/15/20	145,040
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project (RB) 6.75%, 02/01/22 (c)	8,756
1,185,000	Ohio Air Quality Development Authority, FirstEnergy Generation Project, Series A (RB) 3.75%, 12/03/18 (p)	1,111,696
240,000	Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project, Series E (RB) 5.63%, 10/01/19	260,714
340,000	Ohio Air Quality Development Authority, Series A (RB) 5.70%, 08/01/20	320,610
550,000	Ohio Air Quality Development Authority, Series C (RB) 5.63%, 06/01/18	562,078
680,000	Ohio State Water Development Authority, FirstEnergy Nuclear Generation Project, Series B (RB) 4.00%, 06/03/19 (p)	620,690
500,000	Ohio Water Development Authority (RB) 3.95%, 05/01/20 (p)	433,395
		8,027,640
Oklahoma: 0.2%
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 11/01/17 (c)	251,155
Oregon: 0.1%
180,000	Hospital Facilities Authority of Multnomah County, Series A (RB) 5.00%, 10/01/19	191,133
Pennsylvania: 5.4%
225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	226,690
650,000	Beaver County, Pennsylvania Industrial Development Authority, Pollution Control, Series B (RB) 3.50%, 06/01/20 (p)	558,142
Principal Amount		Value

Pennsylvania: (continued)
$300,000	City of Philadelphia, Pennsylvania Gas Works Revenue Bonds, Series 17 (RB) (AGM) 5.38%, 07/01/18	$322,185
350,000	City of Philadelphia, Pennsylvania Gas Works Revenue Refunding Bonds, Series 13 (RB) 5.00%, 08/01/25	424,767
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	154,406
500,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	509,140
610,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	614,630
410,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	435,432
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
500,000	5.00%, 06/30/19	541,340
250,000	5.00%, 12/31/19	274,065
250,000	5.00%, 12/31/20	279,795
250,000	5.00%, 12/31/21	285,017
250,000	5.00%, 12/31/23	292,167
750,000	5.00%, 12/31/24	880,965
250,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A (RB) 5.00%, 06/01/19 (c)	275,517
500,000	Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series B (RB) 5.00%, 06/01/18 (c)	532,285
150,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 5.88%, 06/15/22	162,213
250,000	Philadelphia Gas Works Co., Series 14 (RB) 5.00%, 10/01/26	306,282
100,000	Philadelphia Hospital and Higher Education Facilities Authority, Series B (RB) 5.00%, 07/01/17 (c)	101,447
250,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	265,505
		7,441,990

See Notes to Financial Statements

123

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Puerto Rico: 0.8%
	Puerto Rico Convention Center District Authority, Series A (RB) (FGIC)
$100,000	4.13%, 12/01/16 (c)	$54,250
100,000	4.75%, 12/01/16 (c)	54,250
10,000	5.00%, 12/01/16 (c)	10,033
405,000	Puerto Rico Highways and Transportation Authority (RB) (FGIC) 5.75%, 12/01/16 (c) #	208,727
100,000	Puerto Rico Highways and Transportation Authority, Series A (RB) (AMBAC) 5.25%, 07/01/18 ^	95,018
	Puerto Rico Highways and Transportation Authority, Series K (RB)
100,000	5.00%, 12/01/16 (c)	26,375
75,000	5.00%, 12/01/16 (c)	19,634
95,000	5.00%, 12/01/16 (c)	24,854
	Puerto Rico Highways and Transportation Authority, Series M (RB)
10,000	4.13%, 07/01/17 (c)	2,618
100,000	5.00%, 07/01/17 (c)	26,192
40,000	Puerto Rico Highways and Transportation Authority, Series N (RB) 5.50%, 07/01/21	10,550
310,000	Puerto Rico Public Buildings Authority, Series H (RB) (AMBAC) (COMWLTH GTD) 5.50%, 07/01/18	322,710
	Puerto Rico Sales Tax Financing Corp., Balance-First (RB)
65,000	5.00%, 08/01/18	34,561
65,000	5.50%, 08/01/19 (c)	34,450
65,000	Puerto Rico Sales Tax Financing Corp.,
	First Subordinate Series A (RB) 4.75%, 02/01/20 (c)	34,125
200,000	Puerto Rico Sales Tax Financing Corp., Senior Series C (RB) 5.00%, 08/01/21 (c) #	141,550
175,000	Puerto Rico Sales Tax Financing Corp., Subseries A (RB) 4.63%, 08/01/19	92,208
		1,192,105
Rhode Island: 0.4%
500,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/20	554,825
South Carolina: 0.3%
335,000	South Carolina Jobs-Economic Development Authority, Palmetto Health (RB) 5.38%, 08/01/19 (c)	365,224
South Dakota: 0.2%
250,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/26/16 (c)	250,695
Principal
Amount		Value

Tennessee: 0.3%
	Clarksville Natural Gas Acquisition Corp. (RB)
$50,000	5.00%, 12/15/17	$52,055
200,000	5.00%, 12/15/19	221,040
25,000	5.00%, 12/15/21	28,735
85,000	Johnson City Health and Educational
	Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	94,125
		395,955
Texas: 9.3%
300,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	357,177
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	594,352
1,000,000	4.75%, 07/01/24	1,132,730
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	547,790
250,000	Clifton Higher Education Finance Corp., International Leadership of Texas, Series A (RB) 4.63%, 08/15/25	266,228
250,000	Dallas/Fort Worth International Airport Joint Revenue Refunding Bonds, Series E (RB) 4.00%, 11/01/19	269,533
500,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	527,930
300,000	Harris County-Houston Sports Authority, Senior Lien Revenue, Series A (RB) 5.00%, 11/15/20	343,986
250,000	La Vernia Higher Education Finance Corp., Series A (RB) 4.20%, 08/15/25	259,290
500,000	Love Field Airport Modernization Corp., Southwest Airline Co. (RB) 5.00%, 11/01/18	534,820
20,000	Maverick County Public Facility Corp., Series A-1 (RB) 6.25%, 08/01/17 (c) (d) *	2,400
	New Hope Cultural Education Facilities Corp., NCCD-College Station Properties LLC, Series A (RB)
250,000	5.00%, 07/01/23	290,120
250,000	5.00%, 07/01/24	293,132
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
250,000	3.38%, 08/15/21	248,953
250,000	4.00%, 08/15/21 (c)	248,588

See Notes to Financial Statements

124

Principal
Amount		Value

Texas: (continued)
$350,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	$375,357
750,000	North Texas Tollway Authority (RB) 5.75%, 01/01/18 (c)	792,180
	SA Energy Acquisition Public Facility Corp. (RB)
105,000	5.50%, 08/01/21	122,017
115,000	5.50%, 08/01/22	136,257
50,000	5.50%, 08/01/24	60,696
500,000	5.50%, 08/01/25	613,180
110,000	5.50%, 08/01/27	137,273
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	511,038
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	512,820
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien Series A (RB)
75,000	5.25%, 12/15/18	80,918
20,000	5.25%, 12/15/19	22,140
375,000	5.25%, 12/15/21	431,426
230,000	5.25%, 12/15/22	269,362
15,000	5.25%, 12/15/23	17,760
75,000	5.25%, 12/15/24	89,396
340,000	5.25%, 12/15/25	408,119
160,000	5.63%, 12/15/17	164,261
	Texas Municipal Gas Acquisition and Supply Corp. III (RB)
20,000	5.00%, 12/15/18	21,632
900,000	5.00%, 12/15/21	1,032,561
100,000	5.00%, 12/15/22 (c)	115,383
750,000	5.00%, 12/15/22	877,507
200,000	Travis County, Texas Health Facilities Development Corp., First Mortgage Revenue, Longhorn Village Project, Series A (RB) 6.00%, 01/01/21 (c)	213,476
		12,921,788
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	169,662
Virgin Islands: 2.8%
	Virgin Islands Public Finance Authority, Series A (RB)
250,000	5.00%, 10/01/19 (c)	247,630
500,000	5.00%, 10/01/20 (c)	493,795
800,000	5.00%, 10/01/20	810,688
65,000	6.75%, 10/01/19	67,327
	Virgin Islands Public Finance Authority, Series B (RB)
775,000	5.00%, 10/01/18	789,384
30,000	5.00%, 10/01/19 (c)	29,628
400,000	5.00%, 10/01/19	407,568
Principal
Amount		Value

Virgin Islands: (continued)
$750,000	Virgin Islands Public Finance Authority, Series C (RB) 5.00%, 10/01/19 (c)	$749,977
	Virgin Islands Water and Power Authority, Series A (RB)
75,000	5.00%, 07/01/17 (c)	75,191
150,000	5.00%, 07/01/17 (c)	150,560
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 07/01/17 (c)	55,003
		3,876,751
Virginia: 1.6%
25,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	25,731
	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB)
250,000	3.13%, 12/01/25 (c)	241,060
250,000	5.00%, 12/01/24	280,102
470,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	486,337
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.87%, 06/01/20 (p)	687,895
500,000	2.15%, 09/01/20 (p)	511,105
		2,232,230
Washington: 0.8%
335,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	338,293
500,000	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB) 4.00%, 01/01/25 (c)	527,420
55,000	Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Series B-1 (RB) 5.88%, 11/21/16 (c)	55,095
250,000	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB) 3.75%, 07/01/26	246,798
		1,167,606
West Virginia: 0.3%
400,000	Mason County Pollution Control, Appalachian Power Co. Project, Series L (RB) 1.63%, 10/01/18 (p)	400,184
65,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.25%, 10/01/18 (c)	68,472
		468,656

See Notes to Financial Statements

125

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal
Amount		Value

Wisconsin: 1.1%
$500,000	Public Finance Authority North Carolina Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	$494,890
705,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	773,604
250,000	Wisconsin Public Power Inc., Power Supply System Revenue Bonds, Series A (RB) (AGM) 5.25%, 07/01/18 (c)	267,973
		1,536,467
Total Municipal Bonds: 97.8% (Cost: $135,788,387)		135,620,521
Other assets less liabilities: 2.2%		3,050,997
NET ASSETS: 100.0%		$138,671,518

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $350,277 which represents 0.3% of net assets.
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date

See Notes to Financial Statements

126

Summary of Investments
By Sector (unaudited)	% of Investments	Value
Education	6.8%	$9,261,114
Health Care	16.6	22,510,716
Housing	0.2	280,827
Industrial Revenue	33.1	44,857,918
Leasing	3.5	4,798,616
Local	8.0	10,900,607
Medical	0.4	546,612
Power	4.2	5,744,341
Solid Waste/Resource Recovery	1.1	1,417,598
Special Tax	9.1	12,276,858
State	6.4	8,655,156
Tobacco	0.8	1,031,120
Transportation	8.0	10,844,936
Water & Sewer	1.8	2,494,102
	100.0%	$135,620,521

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Total Municipal Bonds*	$—	$135,620,521	$—	$135,620,521

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

127

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2016 (unaudited)

	AMT-Free 6-8 Year Municipal Index ETF	AMT-Free 12-17 Year Municipal Index ETF	AMT-Free Intermediate Municipal Index ETF
Assets:
Investments, at value (1)	$4,684,057	$4,844,267	$1,615,775,623
Cash	541,419	26,242	1,761,662
Receivables:
Investment securities sold	2,306	—	10,942,151
Shares sold	—	—	96,721
Interest	44,719	52,746	18,454,707
Prepaid expenses	—	—	—
Total assets	5,272,501	4,923,255	1,647,030,864

Liabilities:
Payables:
Investment securities purchased	308,846	—	6,455,877
Line of credit	—	—	—
Shares redeemed	—	—	1,761,662
Due to Adviser	1,016	1,008	330,730
Due to custodian	—	—	—
Deferred Trustee fees	—	—	3,000
Accrued expenses	—	—	—
Total liabilities	309,862	1,008	8,551,269
NET ASSETS	$4,962,639	$4,922,247	$1,638,479,595
Shares outstanding	200,000	200,000	67,500,000
Net asset value, redemption and offering price per share	$24.81	$24.61	$24.27

Net assets consist of:
Aggregate paid in capital	$5,000,000	$5,005,649	$1,593,016,641
Net unrealized appreciation (depreciation)	(31,549)	(94,236)	38,582,497
Undistributed net investment income	6,840	10,834	3,184,618
Accumulated net realized gain (loss)	(12,652)	—	3,695,839
	$4,962,639	$4,922,247	$1,638,479,595
(1) Cost of investments	$4,715,607	$4,938,502	$1,577,193,127

See Notes to Financial Statements

128

AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF

$180,178,676	$282,451,526	$102,583,695	$2,217,395,499	$19,468,600	$135,620,521
—	—	—	—	—	—

1,253,998	1,108,861	—	9,252,835	—	1,577,530
—	—	—	—	—	—
2,325,106	3,400,132	366,824	36,524,357	262,588	2,035,407
—	—	3,022	—	—	—
183,757,780	286,960,519	102,953,541	2,263,172,691	19,731,188	139,233,458

1,270,067	5,682,154	—	17,029,316	—	418,738
—	—	121,820	—	—	101,910
—	—	—	—	—	—
37,395	46,814	29,207	685,620	4,019	41,239
—	500	114,583	—	—	—
1,517	1,600	1,905	3,184	865	—
—	—	42,881	—	—	53
1,308,979	5,731,068	310,396	17,718,120	4,884	561,940
$182,448,801	$281,229,451	$102,643,145	$2,245,454,571	$19,726,304	$138,671,518
8,950,000	16,000,000	3,800,000	71,000,000	800,000	5,550,000
$20.39	$17.58	$27.01	$31.63	$24.66	$24.99

$179,081,098	$281,050,413	$105,604,343	$2,213,356,516	$20,089,283	$140,630,176
4,837,922	468,354	(2,160,619)	55,130,537	130,486	(167,866)
501,741	254,740	468,831	15,312,456	9,938	916,484
(1,971,960)	(544,056)	(1,269,410)	(38,344,938)	(503,403)	(2,707,276)
$182,448,801	$281,229,451	$102,643,145	$2,245,454,571	$19,726,304	$138,671,518
$175,340,754	$281,983,172	$104,744,314	$2,162,264,962	$19,338,114	$135,788,387

See Notes to Financial Statements

129

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2016 (unaudited)

	AMT-Free 6-8 Year Municipal Index ETF (a)	AMT-Free 12-17 Year Municipal Index ETF (a)	AMT-Free Intermediate Municipal Index ETF
Income:
Dividends	$—	$—	$—
Interest	8,219	12,204	18,647,659
Total income	8,219	12,204	18,647,659

Expenses:
Management fees	1,379	1,370	1,866,187
Professional fees	—	—	—
Insurance	—	—	—
Trustees’ fees and expenses	—	—	—
Reports to shareholders	—	—	—
Indicative optimized portfolio value fee	—	—	—
Custodian fees	—	—	—
Registration fees	—	—	—
Transfer agent fees	—	—	—
Fund accounting fees	—	—	—
Interest	—	—	—
Other	—	—	—
Total expenses	1,379	1,370	1,866,187
Waiver of management fees	—	—	—
Net expenses	1,379	1,370	1,866,187
Net investment income	6,840	10,834	16,781,472

Net realized gain (loss) on:
Investments	(12,652)	—	1,119,500
In-kind redemptions	—	—	4,347,836
Net realized gain (loss)	(12,652)	—	5,467,336

Net change in unrealized appreciation (depreciation) on:
Investments	(31,549)	(94,236)	(17,791,833)
Net change in unrealized appreciation (depreciation)	(31,549)	(94,236)	(17,791,833)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(37,361)	$(83,402)	$4,456,975

(a)	For the period September 19, 2016 (commencement of operations) through October 31, 2016.

See Notes to Financial Statements

130

AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short High-Yield Municipal Index ETF

$—	$—	$2,872,103	$—	$—	$—
2,854,135	1,739,911	—	49,447,300	108,199	1,995,425
2,854,135	1,739,911	2,872,103	49,447,300	108,199	1,995,425

217,195	271,606	219,825	3,847,841	23,944	223,016
—	—	17,697	—	—	—
—	—	578	—	—	—
—	—	1,354	—	—	—
—	—	8,690	—	—	—
—	—	974	—	—	—
—	—	1,461	—	—	—
—	—	4,392	—	—	—
—	—	1,160	—	—	—
—	—	516	—	—	—
—	90	1,396	—	—	308
—	—	2,504	—	—	—
217,195	271,696	260,547	3,847,841	23,944	223,324
—	—	(39,326)	—	—	—
217,195	271,696	221,221	3,847,841	23,944	223,324
2,636,940	1,468,215	2,650,882	45,599,459	84,255	1,772,101

767,142	(226,891)	(158,389)	(4,665,092)	(3,443)	(1,432,382)
321,022	56,126	635,952	5,176,672	—	(6,049)
1,088,164	(170,765)	477,563	511,580	(3,443)	(1,438,431)

(1,920,273)	(1,417,595)	(6,938,664)	(6,100,810)	(55,740)	216,383
(1,920,273)	(1,417,595)	(6,938,664)	(6,100,810)	(55,740)	216,383
$1,804,831	$(120,145)	$(3,810,219)	$40,010,229	$25,072	$550,053

See Notes to Financial Statements

131

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT- Free 6-8 Year Municipal Index ETF	AMT- Free 12-17 Year Municipal Index ETF	AMT-Free Intermediate Municipal Index ETF
	For the Period September 19, 2016* through October 31, 2016	For the Period September 19, 2016* through October 31, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(unaudited)	(unaudited)	(unaudited)
Operations:
Net investment income	$6,840	$10,834	$16,781,472	$28,503,472
Net realized gain (loss)	(12,652)	—	5,467,336	9,867,570
Net change in unrealized appreciation (depreciation)	(31,549)	(94,236)	(17,791,833)	40,852,906
Net increase (decrease) in net assets resulting from operations	(37,361)	(83,402)	4,456,975	79,223,948

Dividends to shareholders:
Dividends from net investment income	—	—	(16,186,490)	(27,871,030)

Share transactions:**
Proceeds from sale of shares	5,000,000	5,005,649	317,430,281	612,656,986
Cost of shares redeemed	—	—	(86,020,138)	(288,016,469)
Increase (Decrease) in net assets resulting from share transactions	5,000,000	5,005,649	231,410,143	324,640,517
Total increase (decrease) in net assets	4,962,639	4,922,247	219,680,628	375,993,435
Net Assets, beginning of period	—	—	1,418,798,967	1,042,805,532
Net Assets, end of period†	$4,962,639	$4,922,247	$1,638,479,595	$1,418,798,967
† Including undistributed net investment income	$6,840	$10,834	$3,184,618	$2,589,636

** Shares of Common Stock Issued (no par value)
Shares sold	200,000	200,000	12,900,000	25,800,000
Shares redeemed	—	—	(3,500,000)	(12,100,000)
Net increase (decrease)	200,000	200,000	9,400,000	13,700,000

*	Commencement of operations

See Notes to Financial Statements

132

AMT-Free Long Municipal Index ETF		AMT-Free Short Municipal Index ETF
For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
(unaudited)		(unaudited)

$2,636,940	$3,847,738	$1,468,215	$3,022,058
1,088,164	1,430,180	(170,765)	3,277
(1,920,273)	3,641,015	(1,417,595)	2,066,167

1,804,831	8,918,933	(120,145)	5,091,502

(2,561,630)	(3,765,845)	(1,462,345)	(3,027,135)

30,038,411	71,730,312	52,181,267	77,265,976
(3,124,645)	(29,363,425)	(33,660,716)	(89,580,169)

26,913,766	42,366,887	18,520,551	(12,314,193)
26,156,967	47,519,975	16,938,061	(10,249,826)
156,291,834	108,771,859	264,291,390	274,541,216
$182,448,801	$156,291,834	$281,229,451	$264,291,390
$501,741	$426,431	$254,740	$248,870

1,450,000	3,600,000	2,950,000	4,400,000
(150,000)	(1,500,000)	(1,900,000)	(5,100,000)
1,300,000	2,100,000	1,050,000	(700,000)

See Notes to Financial Statements

133

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	CEF Municipal Income ETF		High-Yield Municipal Index ETF
	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(unaudited)		(unaudited)
Operations:
Net investment income	$2,650,882	$3,185,579	$45,599,459	$81,950,863
Net realized gain (loss)	477,563	(228,906)	511,580	5,678,323
Net change in unrealized appreciation (depreciation)	(6,938,664)	5,687,169	(6,100,810)	24,673,365
Net increase (decrease) in net assets resulting from operations	(3,810,219)	8,643,842	40,010,229	112,302,551

Dividends to shareholders:
Dividends from net investment income	(2,596,540)	(2,993,110)	(44,053,380)	(78,355,970)

Share transactions:**
Proceeds from sale of shares	21,802,468	49,688,364	551,487,322	561,063,598
Cost of shares redeemed	(8,227,251)	(7,785,754)	(184,545,099)	(318,055,342)
Increase (Decrease) in net assets resulting from share transactions	13,575,217	41,902,610	366,942,223	243,008,256
Total increase (decrease) in net assets	7,168,458	47,553,342	362,899,072	276,954,837
Net Assets, beginning of period	95,474,687	47,921,345	1,882,555,499	1,605,600,662
Net Assets, end of period†	$102,643,145	$95,474,687	$2,245,454,571	$1,882,555,499
† Including undistributed net investment income	$468,831	$414,489	$15,312,456	$13,766,377

** Shares of Common Stock Issued (no par value)
Shares sold	750,000	1,850,000	17,200,000	18,200,000
Shares redeemed	(300,000)	(300,000)	(5,800,000)	(10,300,000)
Net increase (decrease)	450,000	1,550,000	11,400,000	7,900,000

See Notes to Financial Statements

134

Pre-Refunded Municipal Index ETF		Short High-Yield Municipal Index ETF
For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
(unaudited)		(unaudited)

$84,255	$178,173	$1,772,101	$3,668,748
(3,443)	42,108	(1,438,431)	(610,621)
(55,740)	46,343	216,383	(831,457)

25,072	266,624	550,053	2,226,670

(83,920)	(172,440)	(1,598,080)	(3,332,690)

—	—	31,561,434	32,681,933
—	(2,468,781)	(2,513,730)	(20,075,310)

—	(2,468,781)	29,047,704	12,606,623
(58,848)	(2,374,597)	27,999,677	11,500,603
19,785,152	22,159,749	110,671,841	99,171,238
$19,726,304	$19,785,152	$138,671,518	$110,671,841
$9,938	$9,603	$916,484	$742,463

—	—	1,250,000	1,300,000
—	(100,000)	(100,000)	(800,000)
—	(100,000)	1,150,000	500,000

See Notes to Financial Statements

135

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free 6-8 Year Municipal Index ETF
	For the Period
	September 19,
	2016 (a) through
	October 31,
	2016
	(unaudited)
Net asset value, beginning of period	$25.01
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss on investments	(0.23)
Total from investment operations	(0.20)
Net asset value, end of period	$24.81
Total return (b)	(0.80	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,963
Ratio of gross expenses to average net assets	0.24	%(d)
Ratio of net expenses to average net assets	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)
Ratio of net investment income to average net assets	1.19	%(d)
Portfolio turnover rate (e)	24	%(c)

	AMT-Free 12-17 Year Municipal Index ETF
	For the Period
	September 19,
	2016 (a) through
	October 31,
	2016
	(unaudited)
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income	0.05
Net realized and unrealized loss on investments	(0.44)
Total from investment operations	(0.39)
Net asset value, end of period	$24.61
Total return (b)	(1.56	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,922
Ratio of gross expenses to average net assets	0.24	%(d)
Ratio of net expenses to average net assets	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)
Ratio of net investment income to average net assets	1.90	%(d)
Portfolio turnover rate (e)	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

136

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Intermediate Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.42		$23.49	$23.07	$23.78	$23.22	$21.40
Income from investment operations:
Net investment income	0.26		0.55	0.56	0.58	0.59	0.71
Net realized and unrealized gain (loss) on investments	(0.15)		0.93	0.43	(0.71)	0.57	1.82
Total from investment operations	0.11		1.48	0.99	(0.13)	1.16	2.53
Less:
Dividends from net investment income	(0.26)		(0.55)	(0.57)	(0.58)	(0.60)	(0.71)
Distributions from net realized capital gains	—		—	—	—	— (e)	—
Net asset value, end of period	$24.27		$24.42	$23.49	$23.07	$23.78	$23.22
Total return (a)	0.45	%(b)	6.38%	4.32%	(0.45)%	5.05%	12.02%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,638,480		$1,418,799	$1,042,806	$625,118	$746,575	$459,751
Ratio of gross expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.16	%(c)	2.32%	2.45%	2.55%	2.54%	3.19%
Portfolio turnover rate (d)	2	%(b)	2%	3%	1%	1%	7%

	AMT-Free Long Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$20.43		$19.60	$18.96	$20.32	$19.65	$17.46
Income from investment operations:
Net investment income	0.30		0.66	0.71	0.79	0.77	0.83
Net realized and unrealized gain (loss) on investments	(0.04)		0.83	0.65	(1.36)	0.67	2.19
Total from investment operations	0.26		1.49	1.36	(0.57)	1.44	3.02
Less:
Dividends from net investment income	(0.30)		(0.66)	(0.72)	(0.79)	(0.77)	(0.83)
Net asset value, end of period	$20.39		$20.43	$19.60	$18.96	$20.32	$19.65
Total return (a)	1.26	%(b)	7.80%	7.25%	(2.62)%	7.44%	17.67%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$182,449		$156,292	$108,772	$76,797	$120,905	$81,539
Ratio of gross expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.91	%(c)	3.36%	3.68%	4.17%	3.86%	4.46%
Portfolio turnover rate (d)	8	%(b)	3%	4%	5%	3%	22%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not Annualized
(c)	Annualized
(d)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(e)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

137

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	AMT-Free Short Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$17.68		$17.54	$17.61	$17.79	$17.74	$17.35
Income from investment operations:
Net investment income	0.10		0.20	0.20	0.24	0.26	0.32
Net realized and unrealized gain (loss) on investments	(0.10)		0.14	(0.07)	(0.18)	0.06	0.40
Total from investment operations	(0.00)		0.34	0.13	0.06	0.32	0.72
Less:
Dividends from net investment income	(0.10)		(0.20)	(0.20)	(0.24)	(0.26)	(0.33)
Distributions from net realized capital gains	—		—	—	—	(0.01)	— (f)
Total dividends and distributions	(0.10)		(0.20)	(0.20)	(0.24)	(0.27)	(0.33)
Net asset value, end of period	$17.58		$17.68	$17.54	$17.61	$17.79	$17.74
Total return (b)	(0.02	)%(c)	1.95%	0.75%	0.36%	1.83%	4.16%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$281,229		$264,291	$274,541	$242,131	$205,506	$135,742
Ratio of gross expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net expenses, excluding interest expense, to average net assets	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.08	%(d)	1.13%	1.14%	1.37%	1.46%	1.85%
Portfolio turnover rate (e)	1	%(c)	3%	2%	3%	10%	23%

	CEF Municipal Income ETF
							For the Period
	For the Six						July 12,
	Months Ended						2011 (a) through
	October 31,		For the Year Ended April 30,				April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$28.50		$26.62	$25.55	$28.29	$27.76	$25.00
Income from investment operations:
Net investment income	0.69		1.39	1.41	1.46	1.49	1.24
Net realized and unrealized gain (loss) on investments	(1.49)		1.88	1.08	(2.73)	0.53	2.66
Total from investment operations	(0.80)		3.27	2.49	(1.27)	2.02	3.90
Less:
Dividends from net investment income	(0.69)		(1.39)	(1.42)	(1.47)	(1.48)	(1.12)
Distributions from net realized capital gains	—		—	—	—	(0.01)	(0.02)
Total dividends and distributions	(0.69)		(1.39)	(1.42)	(1.47)	(1.49)	(1.14)
Net asset value, end of period	$27.01		$28.50	$26.62	$25.55	$28.29	$27.76
Total return (b)	(2.94	)%(c)	12.87%	10.02%	(4.08)%	7.28%	15.84	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$102,643		$95,475	$47,921	$31,942	$25,463	$8,329
Ratio of gross expenses to average net assets	0.47	%(d)	0.54%	0.57%	0.79%	1.03%	2.36	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	4.82	%(d)	5.38%	5.52%	6.07%	5.33%	6.04	%(d)
Portfolio turnover rate (e)	7	%(c)	10%	6%	9%	3%	3	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

138

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	High-Yield Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$31.59		$31.06	$29.90	$33.25	$31.62	$28.39
Income from investment operations:
Net investment income	0.64		1.48	1.54	1.68	1.61	1.60
Net realized and unrealized gain (loss) on investments	0.05		0.49	1.12	(3.23)	1.66	3.32
Total from investment operations	0.69		1.97	2.66	(1.55)	3.27	4.92
Less:
Dividends from net investment income	(0.65)		(1.44)	(1.50)	(1.70)	(1.64)	(1.69)
Distributions from net realized capital gains	—		—	—	(0.10)	—	—
Total dividends and distributions	(0.65)		(1.44)	(1.50)	(1.80)	(1.64)	(1.69)
Net asset value, end of period	$31.63		$31.59	$31.06	$29.90	$33.25	$31.62
Total return (a)	2.19	%(b)	6.59%	9.08%	(4.48)%	10.55%	17.90%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,245,455		$1,882,555	$1,605,601	$977,813	$1,130,541	$566,009
Ratio of gross expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(c)	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.14	%(c)	4.86%	5.19%	5.57%	5.22%	6.04%
Portfolio turnover rate (d)	3	%(b)	8%	9%	21%	12%	18%

	Pre-Refunded Municipal Index ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.73		$24.62	$24.70	$25.40	$25.35	$25.01
Income from investment operations:
Net investment income	0.11		0.21	0.19	0.25	0.38	0.34
Net realized and unrealized gain (loss) on investments	(0.08)		0.10	(0.08)	(0.67)	0.05	0.34
Total from investment operations	0.03		0.31	0.11	(0.42)	0.43	0.68
Less:
Dividends from net investment income	(0.10)		(0.20)	(0.19)	(0.28)	(0.38)	(0.34)
Net asset value, end of period	$24.66		$24.73	$24.62	$24.70	$25.40	$25.35
Total return (a)	0.14	%(b)	1.28%	0.43%	(1.64)%	1.71%	2.74%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$19,726		$19,785	$22,160	$34,579	$33,020	$32,957
Ratio of gross expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(c)	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	0.84	%(c)	0.85%	0.82%	1.02%	1.50%	1.36%
Portfolio turnover rate (d)	1	%(b)	41%	51%	61%	19%	40%

(a)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(b)	Not Annualized
(c)	Annualized
(d)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

139

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Short High-Yield Municipal Index ETF
					For the Period
	For the Six				January 13,
	Months Ended				2014 (a) through
	October 31,		For the Year Ended April 30,		April 30,
	2016		2016	2015	2014
	(unaudited)
Net asset value, beginning of period	$25.15		$25.43	$25.24	$24.94
Income from investment operations:
Net investment income	0.32		0.87	0.82	0.24
Net realized and unrealized gain (loss) on investments	(0.15)		(0.34)	0.15	0.22
Total from investment operations	0.17		0.53	0.97	0.46
Less:
Dividends from net investment income	(0.33)		(0.81)	(0.78)	(0.16)
Net asset value, end of period	$24.99		$25.15	$25.43	$25.24
Total return (b)	0.65	%(c)	2.14%	3.91%	1.82	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$138,672		$110,672	$99,171	$27,768
Ratio of gross expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	2.78	%(d)	3.55%	3.48%	4.10	%(d)
Portfolio turnover rate (e)	11	%(c)	16%	26%	6	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

140

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) (formerly known as Market Vectors ETF Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2016, offers sixty investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: AMT-Free 6-8 Year Municipal Index ETF (“Free 6-8”), AMT-Free 12-17 Year Municipal Index ETF (“Free 12-17”), AMT-Free Intermediate Municipal Index ETF (“Intermediate”), AMT-Free Long Municipal Index ETF (“Long”), AMT-Free Short Municipal Index ETF (“Short”), CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”) and Short High-Yield Municipal Index ETF (“Short High-Yield”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
Free 6-8	September 19, 2016	Bloomberg Barclays AMT-Free 6-8 Year Intermediate Continuous Municipal Index
Free 12-17	September 19, 2016	Bloomberg Barclays AMT-Free 12-17 Year Intermediate Continuous Municipal Index
Intermediate	December 4, 2007	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Bloomberg Barclays AMT-Free Long Continuous Municipal Index
Short	February 22, 2008	Bloomberg Barclays AMT-Free Short Continuous Municipal Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Bloomberg Barclays Municipal Custom High Yield Composite Index
Pre-Refunded	February 2, 2009	Bloomberg Barclays Municipal Pre-Refunded—Treasury-Escrowed Index
Short High-Yield	January 13, 2014	Bloomberg Barclays Municipal High-Yield Short Duration Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level
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(unaudited) (continued)

2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”). The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.
142

Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments. The Funds held no derivative instruments during the period ended October 31, 2016.

F.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Free 6-8, Free 12-17, High-Yield, Intermediate, Long, Pre-Refunded, Short High-Yield and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. For CEF Municipal, the Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense limitation listed below.

The current management fee rate, expense limitation and the amounts waived/assumed by the Adviser for the period ended October 31, 2016 are as follows:

	Expense	Management	Waiver of	Expenses Assumed
Fund	Limitation	Fee Rate	Management Fees	by the Adviser
CEF Municipal*	0.40%	0.40%	$39,326	$—

*	The Adviser has agreed, at least until September 1, 2017, to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the Fund’s total annual operating expenses do not exceed the expense limitation, excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Fund	Unitary Fee
Free 6-8	0.24%
Free 12-17	0.24
Intermediate	0.24
Long	0.24
Short	0.20
High-Yield	0.35
Pre-Refunded	0.24
Short High-Yield	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

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(unaudited) (continued)

Note 4—Investments—For the period ended October 31, 2016, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

	Cost of Investments	Proceeds from
Fund	Purchased	Investments Sold
Free 6-8	$5,896,167	$1,154,381
Free 12-17	4,947,961	—
Intermediate	255,914,807	35,201,449
Long	40,813,197	13,669,488
Short	14,301,717	3,003,562
CEF Municipal	7,326,927	7,207,749
High-Yield	552,984,654	65,935,159
Pre-Refunded	231,569	253,153
Short High-Yield	43,969,804	13,760,704

Note 5—Income Taxes—As of October 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost of Investments	Appreciation	Depreciation	(Depreciation)
Free 6-8	$4,715,607	$808	$(32,358)	$(31,550)
Free 12-17	4,938,502	—	(94,235)	(94,235)
Intermediate	1,577,184,493	46,846,145	(8,255,015)	38,591,130
Long	175,331,464	6,004,054	(1,156,842)	4,847,212
Short	281,983,768	1,193,201	(725,443)	467,758
CEF Municipal	104,742,505	400,724	(2,559,534)	(2,158,810)
High-Yield	2,157,839,798	102,034,071	(42,478,370)	59,555,701
Pre-Refunded	19,338,070	143,674	(13,144)	130,530
Short High-Yield	135,373,800	2,147,256	(1,900,535)	246,721

The tax character of dividends paid to shareholders during the year ended April 30, 2016 were as follows:

	Tax-Exempt
	Dividends	Ordinary Income
Fund	April 30, 2016	April 30, 2016
Intermediate	$27,852,120	$18,910
Long	3,758,435	7,410
Short	3,027,135	—
CEF Municipal	2,976,206	16,904
High-Yield	77,632,113	723,857
Pre-Refunded	172,440	—
Short High-Yield	3,309,393	23,297

The tax character of current year distributions will be determined at the end of the current fiscal year.

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At April 30, 2016, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

	Post-Effective-	Post-Effective-
	No Expiration	No Expiration
	Short-Term	Long-Term	Amount Expiring in the Year Ended April 30,
Fund	Capital Losses	Capital Losses	2019	2018	2017
Intermediate	$393,076	$1,378,421	$—	$—	$—
Long	732,582	90,537	78,825	1,554,202	603,978
Short	48,242	325,049	—	—	—
CEF Municipal	722,878	1,023,945	—	—	—
High-Yield	7,094,962	31,597,237	—	—	—
Pre-Refunded	226,643	273,317	—	—	—
Short High-Yield	651,627	608,317	—	—	—

During the year ended April 30, 2016, following Funds utilized accumulated capital loss carryforwards: Intermediate utilized $132,147, Long utilized $15,891 and Pre-Refunded utilized $13,025.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2016, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of October 31, 2016, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 50,000 shares, except for Intermediate and High-Yield, which have Creation Units consisting of 100,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2016, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Free 6-8	$—	$—
Free 12-17	—	—
Intermediate	100,096,136	86,123,962
Long	3,389,849	3,442,247
Short	38,290,007	38,512,783
CEF Municipal	21,806,597	8,226,528
High-Yield	60,914,580	183,283,307
Pre-Refunded	—	—
Short High-Yield	2,039,551	2,130,726

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

Free 6-8, Free 12-17, Pre-Refunded and Short High-Yield are classified as non-diversified funds under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

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(unaudited) (continued)

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

High-Yield and Short High-Yield invest in Puerto Rico municipal securities that currently experience significant financial difficulties. As a result, certain securities issued by this municipality are currently considered below-investment-grade securities. A credit rating downgrade, default, insolvency or bankruptcy of one or several municipal security issuers of this territory, could affect the market values and marketability of municipal obligations of such territory held by the Funds. The market for these investments may be limited, which may make them difficult to buy or sell.

These Funds may continue to be affected by political, economic, regulatory and other developments within Puerto Rico and by the financial condition of Puerto Rico’s political subdivisions, agencies, instrumentalities and public authorities. Events, including economic and political policy changes, tax base erosion, the territory’s constitutional limits on tax increases, budget deficits and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect performance. The Puerto Rican economy is reliant on manufacturing, services and tourism, and its economy and financial operations parallel the economic cycles of the United States. Economic difficulties in the United States are likely to have an adverse impact on the overall economy of Puerto Rico. Municipal obligations issued by Puerto Rico are subject to heightened risks that may adversely affect the value of these Funds’ portfolios and the repayment of such bonds may be subject to significant uncertainties. Moreover, like many other U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico continues to face significant fiscal challenges, including persistent government deficits, underfunded public pension benefit obligations, underfunded government retirement systems, sizable debt service obligations and a high unemployment rate. Many ratings organizations previously downgraded a number of securities issued in Puerto Rico or placed them on “negative watch.” If the economic situation in Puerto Rico persists or worsens, the volatility, credit quality and performance of the Funds could be adversely affected. Puerto Rico’s continued financial difficulties could reduce its ability to access financial markets, potentially increasing the likelihood of a restructuring or default for Puerto Rico municipal bonds that may affect the Funds’ investments and its performance.

On March 22, 2016, the U.S. Supreme Court heard oral arguments pertaining to the validity of the Puerto Rico Public Corporations Debt Enforcement and Recovery Act. The law, which was invalidated by the U.S. District Court, provides a legal framework to restructure the debt of Puerto Rico’s public corporations outside of federal bankruptcy court. On June 13, 2016, the U.S. Supreme Court affirmed the U.S. District Court decision that invalidated the law.

On April 6, 2016, the Puerto Rico legislature passed the Puerto Rico Emergency Moratorium and Financial Rehabilitation Act. Governor Alejandro García Padilla signed the bill into law. Among other provisions, the legislation authorized the governor to suspend the payment of debt service on general obligation bonds and other constitutionally-protected debt on July 1, 2016, and other bonded debt service payments immediately upon the bill being signed into law. It also modified the process for the appointment of a receiver for the Government Development Bank.

On May 2, 2016, Puerto Rico defaulted on $370 million in payments. The Funds did not have any material exposure to these payments. On June 30, 2016, one day before the Puerto Rican government said it would default on its $2 billion debt payments, President Obama signed into law the Puerto Rico Oversight, Management and Economic Stability ACT (PROMESA), giving Puerto Rico a stay against creditor litigation that could have triggered cuts to public service. The legislation authorized a seven-member oversight board to oversee Puerto Rico’s finances and to approve any court-supervised debt restructuring.

146

On July 1, 2016, Puerto Rico defaulted on about $1 billion of principal and interest due to municipal bondholders. Consequently, the Funds were affected resulting in overall increase in securities in default of interest and/or principal obligations. The Funds were not materially impacted by these defaulted payments.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore, the expense for the Plan for these Funds and for Short High-Yield, Free 6-8 and Free 12-17 are included in “Management fees”. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2016, the following Funds borrowed under this Facility:

				Outstanding Loan
	Days	Average Daily	Average	Balance as of
Fund	Outstanding	Loan Balance	Interest Rate	October 31, 2016
Short	1	$1,790,115	1.81%	$—
CEF Municipal	107	172,649	1.80	121,820
Short High-Yield	17	358,284	1.79	101,910

Note 10—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2016, there were no offsets to custodian fees.

Note 11—Recent Accounting Pronouncements—On August 27, 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess the Funds’ ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. The new standard is effective for the annual period ending after December 15, 2016, and all annual and interim periods thereafter. Management is currently evaluating the impact that ASU 2014-15 will have on financial statement disclosure.

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(unaudited) (continued)

Note 12—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2016:

Fund	Ex-Date	Record Date	Payable Date	Per Share
Free 6-8	11/1/16	11/3/16	11/7/16	$0.0267
Free 12-17	11/1/16	11/3/16	11/7/16	$0.0423
Intermediate	11/1/16	11/3/16	11/7/16	$0.0450
Long	11/1/16	11/3/16	11/7/16	$0.0511
Short	11/1/16	11/3/16	11/7/16	$0.0155
CEF Municipal	11/1/16	11/3/16	11/7/16	$0.1216
High-Yield	11/1/16	11/3/16	11/7/16	$0.1111
Pre-Refunded	11/1/16	11/3/16	11/7/16	$0.0176
Short High-Yield	11/1/16	11/3/16	11/7/16	$0.0586

Free 6-8	12/1/16	12/5/16	12/7/16	$0.0268
Free 12-17	12/1/16	12/5/16	12/7/16	$0.0412
Intermediate	12/1/16	12/5/16	12/7/16	$0.0431
Long	12/1/16	12/5/16	12/7/16	$0.0529
Short	12/1/16	12/5/16	12/7/16	$0.0154
CEF Municipal	12/1/16	12/5/16	12/7/16	$0.1186
High-Yield	12/1/16	12/5/16	12/7/16	$0.1212
Pre-Refunded	12/1/16	12/5/16	12/7/16	$0.0172
Short High-Yield	12/1/16	12/5/16	12/7/16	$0.0562
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October 31, 2016 (unaudited)

At a meeting held on June 10, 2016 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck Vectors™ ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved (i) the continuation of the investment management agreements (the “Municipal Investment Management Agreements”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 8-12 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF, AMT-Free Long Municipal Index ETF, AMT-Free Short Municipal Index, California Long Municipal Index ETF, High-Yield Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF, Puerto Rico Municipal Index ETF and Short High-Yield Municipal Index ETF (the “Municipal Funds”) and (ii) the continuation of the investment management agreement between the Trust and the Adviser (the “CEF Investment Management Agreement,” and together with the Municipal Investment Management Agreements, the “Investment Management Agreements”) with respect to VanEck Vectors CEF Municipal Income ETF (the “CEF Muni Fund” and together with the Municipal Funds, the “Funds”).

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2016. At that meeting, the Trustees discussed the information the Adviser and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund generally invests in a different group of issuers than the funds in its designated peer group. In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Broadridge. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and the May 10, 2016 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager(s) and others involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the CEF Muni Fund, the Adviser’s commitment to waive certain fees and/or pay expenses of the CEF Muni Fund to the extent necessary to prevent the operating expenses of the CEF Muni Fund from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser and the current status, as they understood it, of the Adviser’s compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below or equal to the average and

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(continued) (unaudited)

median of its respective peer group of funds, except for VanEck Vectors Pre-Refunded Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF and the CEF Muni Fund, which had management fees (after the effect of any applicable fee waiver) greater than the average and/or median of its peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below or equal to the average and median of its respective peer group of funds, except for each of VanEck Vectors Pre-Refunded Municipal Index ETF, AMT-Free Intermediate Municipal Index ETF and the CEF Muni Fund, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ total expense ratios (after the effect of any applicable expense limitation) exceeded the average and/or median of their respective peer groups and the information provided by the Adviser providing context for these comparisons. The Trustees noted that the CEF Muni Fund had unique investment characteristics as a “fund of closed-end funds,” which differentiated the Fund from those funds contained in its Broadridge peer group because a portion of the fees attributable to the CEF Muni Fund were fees incurred by the funds in which it invests. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors AMT-Free 6-8 Year Municipal Index ETF, AMT-Free 8-12 Year Municipal Index ETF, AMT-Free 12-17 Year Municipal Index ETF, California Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF and Puerto Rico Municipal Index ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2016 meeting, as part of their consideration of the Investment Management Agreements.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the best interest of each Fund and such Fund’s shareholders.

150

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MUNISAR

SEMI-ANNUAL REPORT October 31, 2016 (unaudited)

VANECK VECTORSTM
CORPORATE BOND ETFs

Fallen Angel High Yield Bond ETF	ANGL®
Investment Grade Floating Rate ETF	FLTR®
Treasury-Hedged High Yield Bond ETF	THHY®

VANECK VECTORSTM
EQUITY INCOME ETFs

BDC Income ETF	BIZD®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

VANECK VECTORSTM
INTERNATIONAL BOND ETFs

ChinaAMC China Bond ETF	CBON®
EM Investment Grade + BB Rated USD Sovereign Bond ETF	IGEM
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
International High Yield Bond ETF	IHY®
J.P. Morgan EM Local Currency Bond ETF	EMLC®

800.826.2333	vaneck.com

The information contained in the management discussion represents the opinions of VanEck Vectors ETF Trust and may differ from other persons. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings and the Funds’ performance, and the views of VanEck Vectors ETF Trust are as of October 31, 2016, and are subject to change.

VANECK VECTORS INCOME ETFs

(unaudited)

Dear Shareholder:

In the search for yield, preferred securities, considered hybrid securities due to features of both debt and equity securities, have become a promising source of potential income. Historically, a company’s preferred securities have offered higher yields than either its common stock or its senior debt. However, a large proportion of the broad preferreds universe (approximately two-thirds) is made up of financial companies, including banks.1 VanEck Vectors Preferred Securities ex Financials ETF (NYSE Arca: PFXF) offers the yield potential of preferreds, but without excessive financials sector exposure. During the semi-annual period, avoiding financials offered performance similar to the broad universe, excluding financials in 2016 so far has offered better returns than a general index.2

Competitive Yield and Attractive Risk/Return Tradeoff

Excluding traditional financials from the preferreds universe has not meant giving up yield potential. PFXF’s underlying index, Wells Fargo® Hybrid and Preferred Securities ex Financials Index, yielded 6.6%, as compared to 6.1% from the broad-based Wells Fargo® Hybrid and Preferred Securities Aggregate Index, as of October 31, 2016.3

While the impact on yield has been negligible, the broad preferreds universe’s two-thirds concentration in traditional financials has had a significant influence on returns. While this concentration may not always be a negative factor, it is one worth considering. For example, the 2008-2009 credit crisis clearly showed the market that when financials sell off, they can do so significantly. In addition, excluding traditional financials allows for greater participation in other sectors; such as energy, utilities, and consumer staples. Avoiding traditional financial preferred securities in 2016, in particular, would have helped returns. As shown in the chart below, avoiding financial preferreds contributed to an over 4% calendar outperformance year to date.4

Annualized Standard Deviation vs. Annualized Return

(12/31/2015 to 10/31/2016)

Source: FactSet, Bloomberg. Data as of October 31, 2016. Past performance is no guarantee of future performance. Index performance is not indicative of Fund performance. Indices are not securities in which investments can be made. See index descriptions and additional disclosure below. This chart is for illustrative purposes only. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Historical performance is not indicative of future results. Current data may differ from data quoted. Any graphs shown herein are for illustrative purposes only.

1

VANECK VECTORS INCOME ETFs

(unaudited) (continued)

Excluding traditional financial companies does not mean, however, excluding the attractive income-producing Real Estate Investment Trusts (REITs) segment.5 In fact, REITs, along with other exchange-listed real estate companies, were removed at the end of August from the Global Industry Classification Standard (GICS®)6 Financials sector and placed in the new Real Estate sector.7 We believe that this separate sector classification indicates REITs have become a more robust segment of the market. One positive impact of this re-categorization of REITs may be increased institutional demand, as investment managers tend to keep pace with their benchmarks’ sector weightings.

PFXF is a unique fund that helps limit the unnecessary concentration of financial preferred securities without sacrificing yield potential. Investors who target preferred securities for the yield potential can do so without piling on to their existing financial sector exposure that may be found with current fixed income and equity investments.

Going forward, we will, as always, continue to seek out and evaluate the most attractive opportunities for you as a shareholder, and we encourage you stay in touch with us through the videos and email subscriptions available on our website at vaneck.com. Should you have any questions, please contact us at 800.826.2333 or visit vaneck.com.

Thank you for participating in the VanEck Vectors ETF Trust. You will find the performance comparison of each of the funds for the six months ended October 31, 2016 on the following pages. You will also find their respective financial statements. We value your continuing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

November 20, 2016

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

All indices are unmanaged and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

S&P 500® Index (Equities, SPX) consists of 500 widely held common stocks covering industrial, utility, financial, and transportation sectors. Wells Fargo® Hybrid and Preferred Securities Aggregate Index (Preferred Securities, WAGG) is designed to track the performance of non-convertible, $25 par preferred securities listed on U.S. exchanges. The index is composed of preferred stock and securities that, in Wells Fargo’s judgment, are functionally equivalent to preferred stock. Wells Fargo® Hybrid and Preferred Securities ex Financials Index (Preferred Ex Financials, WHPSL) is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges.

VanEck Vectors Preferred Securities ex Financials ETF is not sponsored, endorsed, or advised by Wells Fargo & Company, Wells Fargo Securities, LLC (together, “Wells Fargo”), Index Calculation Agent or any of their subsidiaries and affiliates. WELLS FARGO AND INDEX CALCULATION AGENT DO NOT GUARANTEE THE ACCURACY AND/OR COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR OF THE INDEX UNDERLYING THE ETF AND MAKE NO WARRANTY AS TO THE RESULTS TO BE OBTAINED FROM INVESTING IN THE ETF OR IN THE INDEX.

2

[1]	Wells Fargo, Bloomberg. Data as of October 31, 2016. Based on the Wells Fargo® Hybrid and Preferred Securities Aggregate Index (Preferred Securities, WAGG).

[2]	FactSet, Wells Fargo, Bloomberg. Data as of October 31, 2016. Based on the Wells Fargo® Hybrid and Preferred Securities Aggregate Index (Preferred Securities, WAGG) and Wells Fargo® Hybrid and Preferred Securities ex Financials Index (Preferred ex Financials, WHPSL).

[3]	FactSet, Wells Fargo, Bloomberg. Data as of October 31, 2016. Based on the Wells Fargo® Hybrid and Preferred Securities Aggregate Index (Preferred Securities, WAGG) and Wells Fargo® Hybrid and Preferred Securities ex Financials Index (Preferred ex Financials, WHPSL). Yields referred to are current yields (ratio of the dividend payment and the security’s current price).

[4]	FactSet. Data as of October 31, 2016. Based on 4.52% and 8.68% calendar year-to-date performance from the Wells Fargo® Hybrid and Preferred Securities Aggregate Index (Preferred Securities, WAGG) and Wells Fargo® Hybrid and Preferred Securities ex Financials Index (Preferred ex Financials, WHPSL), respectively.

[5]	FactSet, Wells Fargo, Bloomberg. Data as of October 31, 2016. Based on the Wells Fargo® Hybrid and Preferred Securities Aggregate Index (Preferred Securities, WAGG) and Wells Fargo® Hybrid and Preferred Securities ex Financials Index (Preferred ex Financials, WHPSL). A Real Estate Investment Trust (REIT) is a company that owns, invests in, and typically operates income-producing real estate or real estate-related assets.

[6]	Global Industry Classification Standard (GICS®) is a widely accepted equity securities classification system developed by Morgan Stanley Capital International (MSCI) and Standard & Poor’s.

[7]	https://www.msci.com/documents/10199/6aac98e5-a0f6-485c-ad7c-20394024e07f, https://www.reit.com/investing/investor-resources/gics-classification-real-estate

3

VANECK VECTORS INCOME ETFs

Management Discussion (unaudited)

The suite of VanEck Vectors Income ETFs can most accurately be divided into three groups: equity income, international bonds, and corporate bonds. Over the six months ended October 31, 2016, 10 out of the suite of 11 funds posted positive returns.

Note: VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF (NYSE Arca: IGEM) is not included above as it was launched on July 13, 2016.

Source: VanEck. Returns based on NAV. The performance data quoted represents past performance. Past performance is not a guarantee of future results. Bonds and bond funds will decrease in value as interest rates rise. Performance information for the Funds reflects temporary waivers of expenses and/or fees. Had the Funds incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Funds will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. An improving economy and increased lending benefit the industry, as do active buy-outs and IPO markets.1 Over the six-month period, BDCs posted a performance of 8.9%, more than twice the S&P 500® Index’s 4.0%.2 BDCs gained as their valuations, on average, correlated with the high yield credit markets that rallied since mid-February. At the end of the period under review, BDCs were trading closer to net asset value with 0.98 price-to-book value, up from the 15% discount posted prior to the mid-February rally. The industry ended the period offering a dividend yield* of 9.3%, as measured by the MVISTM US Business Development Companies Index.3

Mortgage REITs

Mortgage REITs (mREITs) borrow at short-term rates and lend at long-term rates, potentially profiting from the spread. As such, they can be affected by yield curve movements. A potential Federal Reserve (the “Fed”) increase combined with a deteriorating market could result in a flattening yield curve, which would hurt mREITs. However, if rates rise and the markets strengthen, that could result in a rate increase being reflected across the

4

yield spectrum or a steepening curve, which could bode well for mREITs. A dovish Fed and lower-for-longer investor sentiment supported mREITs over the six-month period under review, as the 10-year U.S. Treasury interest rate declined 45 basis points to 1.36% in July before ending the period up approximately 2 basis points at 1.83%. MREITs posted a commendable performance of 11.94% over the same period and offered a dividend yield* of 10.9%, as measured by the MVISTM Global Mortgage REITs Index.4

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than either its common stock or its senior debt. The Wells Fargo® Hybrid and Preferred Securities ex Financials Index excludes traditional financial companies which have been more volatile than other sectors historically. Over the six-month period ending October 31, 2016, REITs contributed the most positively to performance, while the energy and mining industries detracted the most from performance. This subset of preferred securities ended the period offering a current yield** of 6.6%, as measured by the Wells Fargo Hybrid and Preferred Securities ex Financials Index.5

INTERNATIONAL BONDS

China Onshore Bonds

Once closed to foreign investors, China is home to the world’s largest bond market among the emerging economies. The size of the market is now approximately US$7.9 trillion.6 While it has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include government, central and policy banks, state-owned enterprises and listed/non-listed corporations.

Most sectors contributed negatively to performance over the six-month period ending October 31, 2016. Utility bonds provided a positive contribution to total return and bonds of issuers in the diversified and basic materials sectors detracted the least from total return, while those in the financial sector detracted the most.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currency, which can provide yield enhancement and diversification opportunities for investors. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East, and Asia.

Over the six-month period, three key themes positively impacted the emerging markets debt market: a low interest rate environment in developed countries; improving economic fundamentals in many emerging markets; and the continuing recovery of commodity prices.

Bonds denominated in Brazilian real, South African rand, Indonesian rupiah contributed most to the Fund’s total return. Bonds denominated in Mexican peso, Turkish lira, and Malaysian ringgit were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds primarily denominated in U.S. dollars, euros, or local emerging markets currencies.

U.S. dollar-denominated bonds made the greatest positive contribution to performance. Among local currency bonds, Brazilian real bonds were the greatest contributors to total return, and Mexican peso bonds were the greatest detractors. All sectors contributed positively to performance, with government and energy bonds the greatest contributors, and diversified and industrial bonds contributing the least.

Emerging Markets High Yield Bonds

Emerging markets high yield corporate bonds offer investors exposure to corporations, quasi-sovereign, and agency issuers from emerging markets countries.

Bonds of Brazilian, Chinese, and Venezuelan issuers were the greatest contributors to total return. Bonds of Israeli issuers were the only detractors from performance. On a sector level, energy- and financial-related bonds were the greatest contributors to total return and technology was the single sector to detract from performance.

5

VANECK VECTORS INCOME ETFs

(unaudited) (continued)

International High Yield Bonds

Non-U.S. high yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in euros, sterling, and canadian dollars.

The energy and basic materials sectors provided the largest positive contributions to overall performance, with communications and consumer cyclical the only sectors detracting from performance. Both U.S. and Canadian dollar-denominated bonds contributed positively to total return, while sterling- and euro-denominated bonds detracted from performance. Brazilian and Canadian issuers provided the greatest contribution to performance, while U.K. and Italian issuers were the largest detractors.

CORPORATE BONDS

Fallen Angel Bonds

Fallen angels warrant distinction for an embedded value proposition that is not common to all of high yield: fallen angels tend to have a higher rate of ascension to investment-grade than original-issue high yield bonds. The default rate in this segment has averaged 3.58% historically, below the 4.48% average for U.S. bonds originally issued as high yield bonds.7

Energy and basic industry were the two best performing sectors during the period under review, while the automotive and transportation sectors were the lowest contributors to total return.

Teck Resources Limited 6.25% 07/15/41 bond (1.8% of Fund net assets†) and Sprint Capital Corp. 8.75% 03/15/32 bond (1.0% of Fund net assets†) were the top two performing bonds, while Noble Holding International 5.25% 03/15/42 bond (0.3% of Fund net assets†) and Illinois Power Generating Company 7.0% 04/15/18 bond (0.1% of Fund net assets†) were the bottom two performing bonds.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark. The combination of low average years to maturity, typically in the 1-5 year range, and floating interest rates creates the potential for relatively low price fluctuations. In addition, as short-term interest rates rise, portfolio securities reset to higher yields.

The top two performing notes were General Electric Capital Corporation FRN 05/05/26, rated AA-, (1.2% of Fund net assets†) and JP Morgan Chase & Co. FRN 01/23/20, rated A- (1.7% of Fund net assets†). The bottom two performing notes were Wells Fargo & Company FRN 01/30/20, rated A, (0.8 % of Fund net assets†) and Wells Fargo & Company FRN 03/04/21, rated A (1.1% of Fund net assets†).8

Treasury-Hedged High Yield Bonds

The VanEck Vectors Treasury-Hedged High Yield Bond ETF tracks an index that combines the more liquid portion of the high yield universe with short positions in 5-year U.S. Treasury notes. The Fund uses futures on such notes to help hedge against the risk of rising interest rates. Together, the long high yield bond and short comparable U.S. Treasury portfolios offer a combination of income generation and protection against rising interest rates.

The main drivers of returns in this strategy are interest rates and credit spreads. Rising interest rates and narrowing credit spreads positively contributed to performance, while declining interest rates and widening credit spreads detract from the Fund’s returns. Credit spreads over U.S. Treasuries narrowed 133 basis points and the 5-year U.S. Treasury increased only 5 basis points over the course of the six-month period. Narrowing credit spreads netted a positive total contribution to performance.

6

The top performing bonds were Sprint Corp. 7.875% 09/15/23 (1.4% of Fund net assets†) and Windstream Services, LLC 7.75% 10/01/21 (1.1% of Fund net assets†). The bottom performing bonds were Community Health Systems, Inc. 6.875% 02/01/22 (0.7% of Fund net assets†) and Community Health Systems, Inc. 8.0% 11/15/19 (0.8% of Fund net assets†).

†	All Fund assets referenced are Total Net Assets as of October 31, 2016.

*	Dividend Yield is calculated by dividing the annual dividends per share of a security by the price of that security.

**	Current Yield is calculated by dividing the annual cash flow by the price of that security.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

[1]	Investopedia: Little Known Stocks And ETFs To Buy As Interest Rates Rise, http://www.investopedia.com/stock analysis/040314/little-knownstocks-and-etfs-buy-interest-rates-rise-bizd-acas-htgc-hrzn.aspx

[2]	Source: FactSet. Data as of October 31, 2016. BDC performance is based on the MVIS US Business Development Companies Index (MVBIZDTG).

[3]	VanEck Vectors BDC Income ETF seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS US Business Development Companies Index (MVBIZDTG), which includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940. As of October 31, 2016 the 30-day SEC yield for VanEck Vectors BDC Income ETF was 8.81%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors BDC Income ETF would have been 8.71% as of October 31, 2016.

[4]	VanEck Vectors Mortgage REIT Income ETF (MORT) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS Global Mortgage REITs Index (MVMORTTR) which is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity. As of October 31, 2016 the 30-day SEC yield for VanEck Vectors Mortgage REIT Income ETF was 10.20%. 30-Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last twelve months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors Mortgage REIT Income ETF would have been 10.11% as of October 31, 2016.

[5]	VanEck Vectors Preferred Securities ex Financials ETF (PFXF) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) which is a rules-based index designed to track the performance of convertible or exchangeable and non-convertible preferred securities, issued by U.S. or foreign issuers that are not financial services companies or banks and that are listed on U.S. national securities exchanges. As of October 31, 2016 the 30-day SEC yield for VanEck Vectors Preferred Securities ex Financials ETF was 5.87%. 30 Day SEC Yield is calculated as of the most recent month end, and is a standard yield calculation developed by the Securities and Exchange Commission that allows for fairer comparisons primarily among bond funds. It is based on the most recent 30-day period. This yield figure reflects the interest and dividends earned during the period after deducting the Fund’s expenses for the period. It does not reflect the yield an investor would have received if they had held the Fund over the last six months assuming the most recent NAV. In the absence of temporary expense waivers or reimbursements, the 30-Day SEC Yield for VanEck Vectors Preferred Securities ex Financials ETF would have been 5.83% as of October 31, 2016.

[6]	The Bank for International Settlements: Debt securities statistics, http://www.bis.org/statistics/secstats.htm. Data as at March 31, 2016

[7]	Altman, Edward I. and Brenda J. Kuehne. “Defaults and Returns in the High-Yield Bond and Distressed Debt Market: The Year 2015 in Review and Outlook”. February 2016. NYU Salomon Center.

[8]	Bloomberg Composite Rating: An evenly weighted blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. This composite is not intended to be a credit opinion.

7

VANECK VECTORS BDC INCOME ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVBIZDTG[2]
Six Months	9.63%	9.19%	8.92%
One Year	18.04%	17.41%	16.96%
Life* (annualized)	3.85%	3.73%	3.83%
Life* (cumulative)	15.07%	14.60%	14.99%
* since 2/11/13

Commencement date for the VanEck Vectors BDC Income ETF was 2/11/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/11/13) to the first day of secondary market trading in shares of the Fund (2/12/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.50% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVISTM US Business Development Companies Index (MVBIZDTG) includes companies which are treated as Business Development Companies. To be eligible for the Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in the U.S., be registered with the Securities Exchange Commission and have elected to be regulated as a BDC under the Investment Company Act of 1940.

MVBIZDTG is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors BDC Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

8

VANECK VECTORS CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	CDHATRID[2]
Six Months	(2.22)%	(1.74)%	(0.73)%
One Year	(3.26)%	(3.13)%	(1.26)%
Life* (annualized)	(1.08)%	(0.43)%	1.12%
Life* (cumulative)	(2.11)%	(0.85)%	2.23%
* since 11/10/14

Commencement date for the VanEck Vectors ChinaAMC China Bond ETF was 11/10/14.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (11/10/14) to the first day of secondary market trading in shares of the Fund (11/11/14), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.39% / Net Expense Ratio 0.51%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	ChinaBond China High Quality Bond Index (CDHATRID) is comprised of fixed-rate, Renminbi (“RMB”)-denominated bonds issued in the People’s Republic of China (“China” or “PRC”) by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.

CDHATRID is the exclusive property of China Central Depository & Clearing Co., Ltd. (the “Index Provider”). All copyright in the Index values and constituent list vests in the Index Provider. The Index Provider does not sponsor, endorse, or promote the Fund and bears no liability with respect to the Fund or any security.

9

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	JPEGIGBB[2]
Life* (cumulative)	(1.51)%	(1.19)%	(0.72)%
* since 7/13/2016

Commencement date for the VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF was 7/13/2016.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/13/16) to the first day of secondary market trading in shares of the Fund (7/14/16), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.06% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index (JPEGIGBB) is comprised primarily of investment grade U.S. dollar-denominated bonds issued by emerging markets (EM) governments.

VanEck Vectors EM Investment Grade + BB Rated USD Sovereign Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in the Fund. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index . “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co. ©2016. JPMorgan Chase & Co. All rights reserved.

10

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVEMAG[2]
Six Months	3.49%	2.26%	3.30%
One Year	7.31%	7.94%	9.80%
Five Year	1.91%	1.93%	3.25%
Life* (annualized)	1.82%	1.99%	3.36%
Life* (cumulative)	10.37%	11.37%	19.82%
* since 5/11/11

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to VanEck Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

Commencement date for the VanEck Vectors Emerging Markets Aggregate Bond ETF was 5/11/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 1.04% / Net Expense Ratio 0.49%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The MVISTM EM Aggregate Bond Index (MVEMAG) is comprised of sovereign bonds and corporate bonds denominated in U.S. dollars, Euros, or local emerging market currencies and includes both investment grade and below investment grade rated securities.

MVEMAG is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Emerging Markets Aggregate Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

11

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	EMHY[2]
Six Months	8.06%	7.92%	8.03%
One Year	13.29%	12.29%	13.01%
Life* (annualized)	5.90%	5.94%	6.64%
Life* (cumulative)	29.31%	29.52%	33.37%
* since 5/8/12

Commencement date for the VanEck Vectors Emerging Markets High Yield Bond ETF was 5/8/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/8/12) to the first day of secondary market trading in shares of the Fund (5/9/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.47% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index (EMHY) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that are rated BB1 or lower (based on an average of Moody’s, S&P, and Fitch) and that are issued in the major domestic and Eurobond markets.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

12

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	H0FA2
Six Months	8.75%	10.15%	9.58%
One Year	17.10%	18.03%	17.81%
Life* (annualized)	9.43%	9.66%	10.84%
Life* (cumulative)	50.78%	52.25%	59.87%
* since 4/10/12

Commencement date for the VanEck Vectors Fallen Angel High Yield Bond ETF was 4/10/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/10/12) to the first day of secondary market trading in shares of the Fund (4/11/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.45% / Net Expense Ratio 0.36%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “BofA Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

13

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	HXUS[2]
Six Months	3.38%	3.38%	4.04%
One Year	7.92%	7.94%	8.91%
Life* (annualized)	5.03%	5.15%	5.92%
Life* (cumulative)	25.21%	25.85%	30.16%
* since 4/2/12

Commencement date for the VanEck Vectors International High Yield Bond ETF was 4/2/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/2/12) to the first day of secondary market trading in shares of the Fund (4/3/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.55% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by non-U.S. corporations denominated in Euros, U.S. dollars, Canadian dollars or pound sterling issued in the major domestic or eurobond markets.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

14

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVFLTR[2]
Six Months	1.80%	1.26%	1.60%
One Year	1.83%	1.75%	2.29%
Five Year	1.99%	1.78%	2.22%
Life* (annualized)	0.88%	0.90%	1.38%
Life* (cumulative)	4.97%	5.04%	7.86%
* since 4/25/11

Commencement date for the VanEck Vectors Investment Grade Floating Rate ETF was 4/25/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.46% / Net Expense Ratio 0.14%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.14% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVISTM U.S. Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the U.S. and rated investment grade by at least one of three rating services: Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch International Rating Agency (“Fitch”). Investment grade securities are those rated Baa3 or higher by Moody’s or rated BBB- or higher by S&P or Fitch.

MVFLTR is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Wells Fargo to create and maintain and with Interactive Data Pricing and Reference Data, LLC to calculate the Index. Neither Wells Fargo nor Interactive Data Pricing and Reference Data, LLC guarantees the accuracy and/or completeness of MVFLTR or of any data supplied by it or its agents or makes any warranty as to the results to be obtained from investing in the VanEck Vectors Investment Grade Floating Rate ETF (the “Fund”) or tracking MVFLTR. MVFLTR is calculated by Interactive Data Pricing and Reference, LLC, which is not an adviser for or fiduciary to the Fund, and, like Wells Fargo, is not responsible for any direct, indirect or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. The Fund is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

15

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	GBIEMCOR[2]
Six Months	1.53%	1.70%	2.06%
One Year	10.25%	10.06%	11.00%
Five Year	(1.38)%	(1.37)%	(0.64)%
Life* (annualized)	0.32%	0.35%	1.15%
Life* (cumulative)	2.03%	2.21%	7.41%
* since 7/22/10

Commencement date for the VanEck Vectors J.P. Morgan EM Local Currency Bond ETF was 7/22/10.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.44% / Net Expense Ratio 0.44%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.47% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	J.P. Morgan Government Bond Index-Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer.

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in the Fund. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co. ©2016. JPMorgan Chase & Co. All rights reserved.

16

VANECK VECTORS MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVMORTTR[2]
Six Months	14.79%	13.60%	11.94%
One Year	19.09%	19.05%	15.36%
Five Year	9.57%	9.63%	6.39%
Life* (annualized)	8.52%	8.50%	5.20%
Life* (cumulative)	53.12%	52.96%	30.24%
* since 8/16/11

Commencement date for the VanEck Vectors Mortgage REIT Income ETF was 8/16/11.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.51% / Net Expense Ratio 0.41%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVISTM Global Mortgage REITs Index (MVMORTTR) is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITs that derive at least 50% of their revenues from mortgage-related activity.

MVMORTTR is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Solactive AG to maintain and calculate the Index. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards MV Index Solutions GmbH, Solactive AG has no obligation to point out errors in the Index to third parties. VanEck Vectors Mortgage REIT Income ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

17

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	WHPSL[2]
Six Months	2.12%	2.27%	2.21%
One Year	8.27%	8.73%	8.62%
Life* (annualized)	6.09%	6.08%	6.13%
Life* (cumulative)	28.90%	28.85%	29.09%
* since 7/16/12

Commencement date for the VanEck Vectors Preferred Securities ex Financials ETF was 7/16/12.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/16/12) to the first day of secondary market trading in shares of the Fund (7/17/12), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 0.44% / Net Expense Ratio 0.40%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

VanEck Vectors Preferred Securities ex Financials ETF (the “Fund”) is not issued, sponsored, endorsed or advised by Wells Fargo & Company, Wells Fargo Securities, LLC or their subsidiaries and affiliates (collectively, “Wells Fargo”). Wells Fargo makes no representation or warranty, express or implied, to the Fund’s investors or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of any data supplied by Wells Fargo or the Index to track financial instruments comprising the Index or any trading market. Wells Fargo’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Wells Fargo and of the data supplied by Wells Fargo that is determined, composed and calculated by Wells Fargo or a third party index calculator, without regard to the Fund or its shareholders. Wells Fargo has no obligation to take the needs of the Fund or the Fund’s shareholders into consideration when determining, composing or calculating the data. Wells Fargo has no obligation or liability in connection with the administration, marketing or trading of the Fund.

18

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

October 31, 2016 (unaudited)

Total Return	Share Price[1]	NAV	MVTHHY[2]
Six Months	7.21%	5.82%	6.34%
One Year	6.71%	6.22%	6.62%
Life* (annualized)	2.50%	2.37%	2.81%
Life* (cumulative)	9.33%	8.83%	10.54%
* since 3/21/13

Commencement date for the VanEck Vectors Treasury-Hedged High Yield Bond ETF was 3/21/13.

[1]	The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (3/21/13) to the first day of secondary market trading in shares of the Fund (3/22/13), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Gross Expense Ratio 2.63% / Net Expense Ratio 0.50%

Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

[2]	MVISTM US Treasury-Hedged High Yield Bond Index (MVTHHY) is comprised of long positions in below-investment grade corporate bonds, denominated in U.S. dollars, and an equivalent amount of short positions in Treasury notes and bonds.

MVTHHY is the exclusive property of MV Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Interactive Data Pricing and Reference Data, LLC to maintain and calculate the Index. Interactive Data Pricing and Reference Data, LLC is not an adviser for or a fiduciary to any account, fund or ETF managed by Van Eck Associates Corporation and is not responsible for any direct, indirect, or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values. VanEck Vectors Treasury-Hedged High Yield Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by MV Index Solutions GmbH and MV Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

19

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the period, May 1, 2016 to October 31, 2016.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period
BDC Income ETF*
Actual	$1,000.00	$1,091.90	0.41%	$2.16
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
ChinaAMC China Bond ETF*
Actual	$1,000.00	$982.60	0.51%	$2.55
Hypothetical**	$1,000.00	$1,022.63	0.51%	$2.60
EM Investment Grade + BB Rated USD Sovereign Bond ETF #
Actual	$1,000.00	$988.10	0.40%	$1.21
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Emerging Markets Aggregate Bond ETF*
Actual	$1,000.00	$1,022.60	0.49%	$2.50
Hypothetical**	$1,000.00	$1,022.74	0.49%	$2.50
Emerging Markets High Yield Bond ETF*
Actual	$1,000.00	$1,079.20	0.40%	$2.10
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Fallen Angel High Yield Bond ETF*
Actual	$1,000.00	$1,101.50	0.36%	$1.91
Hypothetical**	$1,000.00	$1,023.39	0.36%	$1.84
International High Yield Bond ETF*
Actual	$1,000.00	$1,033.80	0.40%	$2.05
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Investment Grade Floating Rate ETF*
Actual	$1,000.00	$1,012.60	0.14%	$0.71
Hypothetical**	$1,000.00	$1,024.50	0.14%	$0.71
20

	Beginning Account Value May 1, 2016	Ending Account Value October 31, 2016	Annualized Expense Ratio During Period	Expenses Paid During the Period
J.P. Morgan EM Local Currency Bond ETF*
Actual	$1,000.00	$1,017.00	0.44%	$2.24
Hypothetical**	$1,000.00	$1,022.99	0.44%	$2.24
Mortgage REIT Income ETF*
Actual	$1,000.00	$1,136.00	0.41%	$2.21
Hypothetical**	$1,000.00	$1,023.14	0.41%	$2.09
Preferred Securities ex Financials ETF*
Actual	$1,000.00	$1,022.70	0.40%	$2.04
Hypothetical**	$1,000.00	$1,023.19	0.40%	$2.04
Treasury-Hedged High Yield Bond ETF*
Actual	$1,000.00	$1,058.20	0.50%	$2.59
Hypothetical**	$1,000.00	$1,022.68	0.50%	$2.55

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2016) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
#	Expenses are equal to the Fund’s annualized expense ratio (for the period from July 13, 2016 (commencement of operations) to October 31, 2016) multiplied by the average account value over the period, multiplied by the number of days since commencement of operations divided by the number of days in the fiscal year.
21

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.1%
Diversified Financials: 4.5%
97,493	Medallion Financial Corp. †	$335,376
58,136	Newtek Business Services Corp.	880,760
203,612	TPG Specialty Lending, Inc.	3,648,727
		4,864,863
Investment Companies: 93.7%
659,867	American Capital Ltd. *	11,211,140
829,472	Apollo Investment Corp.	4,902,180
1,158,496	Ares Capital Corp. †	17,724,989
359,346	BlackRock Kelso Capital Corp.	2,702,282
611,714	Fifth Street Finance Corp.	3,297,139
898,477	FS Investment Corp. †	8,625,379
109,839	Gladstone Capital Corp. †	854,547
140,931	Gladstone Investment Corp.	1,202,141
147,512	Goldman Sachs BDC, Inc. †	3,257,065
252,447	Golub Capital BDC, Inc.	4,468,312
370,203	Hercules Technology Growth Capital, Inc.	5,075,483
193,535	Main Street Capital Corp.	6,495,035
252,621	New Mountain Finance Corp.	3,359,859
132,389	PennantPark Floating Rate Capital Ltd. †	1,717,085
351,950	PennantPark Investment Corp.	2,650,184
1,240,809	Prospect Capital Corp. †	9,789,983
146,474	Solar Capital Ltd.	2,947,057
215,975	TCP Capital Corp.	3,453,440
164,281	THL Credit, Inc.	1,513,028
254,968	TICC Capital Corp. †	1,422,722
197,519	Triangle Capital Corp.	3,796,315
		100,465,365
Investment Management / Advisory Services: 1.9%
271,231	Medley Capital Corp. †	2,045,082
Total Common Stocks (Cost: $111,882,251)		107,375,310
MONEY MARKET FUND: 0.1% (Cost: $118,056)
118,056	Dreyfus Government Cash Management Fund	118,056
Total Investments Before Collateral for Securities Loaned: 100.2% (Cost: $112,000,307)		107,493,366
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 28.9%
Repurchase Agreements: 28.9%
$ 7,359,227	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $7,359,297; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $7,506,412 including accrued interest)	$7,359,227
7,359,227	Repurchase agreement dated 10/31/16 with Deutsche Bank Securities, Inc., 0.37%, due 11/1/16, proceeds $7,359,303; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/16/17 to 8/1/47, valued at $7,506,412 including accrued interest)	7,359,227
1,548,531	Repurchase agreement dated 10/31/16 with J.P. Morgan Securities LLC, 0.31%, due 11/1/16, proceeds $1,548,544; (collateralized by various U.S. government and agency obligations, 1.00% to 2.75%, due 5/15/18 to 11/15/25, valued at $1,579,503 including accrued interest)	1,548,531
7,359,227	Repurchase agreement dated 10/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, due 11/1/16, proceeds $7,359,294; (collateralized by various U.S. government and agency obligations, 2.29% to 6.00%, due 1/1/28 to 4/15/47, valued at $7,506,412 including accrued interest)	7,359,227
7,359,227	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $7,359,297; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $7,506,412 including accrued interest)	7,359,227
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $30,985,439)		30,985,439
Total Investments: 129.1% (Cost: $142,985,746)		138,478,805
Liabilities in excess of other assets: (29.1)%		(31,205,656)
NET ASSETS: 100.0%		$107,273,149

See Notes to Financial Statements

22

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $29,580,073.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	99.9%	$107,375,310
Money Market Fund	0.1	118,056
	100.0%	$107,493,366

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks*	$107,375,310	$—	$—	$107,375,310
Money Market Fund	118,056	—	—	118,056
Repurchase Agreements	—	30,985,439	—	30,985,439
Total	$107,493,366	$30,985,439	$—	$138,478,805

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

23

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 72.0%
Basic Materials: 2.2%
CNY	1,000,000	Shandong Gold Mining Co. Ltd. 5.16%, 09/03/18 (p)	$153,495
Consumer, Non-cyclical: 6.8%
	2,000,000	Jiangsu Communications Holding Co. Ltd. 4.51%, 12/12/17	300,008
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	184,217
			484,225
Diversified: 2.3%
	1,000,000	Xiamen C&D Corp. Ltd. 7.30%, 10/28/19 (p)	164,608
Energy: 8.3%
	1,680,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	271,020
	2,063,000	Offshore Oil Engineering Co. Ltd. 5.77%, 11/09/17	312,725
			583,745
Financial: 31.4%
	9,532,000	China Development Bank Corp. 5.84%, 01/03/19	1,504,531
	2,000,000	China Fortune Land Development Co. Ltd. 5.10%, 10/22/20 (p)	307,892
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	165,285
	1,500,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/18 (p)	235,970
			2,213,678
Principal Amount			Value

Industrial: 21.0%
CNY	587,000	China Railway Corp. 4.63%, 08/25/21	$92,359
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/19 (p)	89,007
		Power Construction Corp. of China Ltd.
	3,000,000	5.20%, 10/29/22	486,601
	2,000,000	5.70%, 04/23/19	313,748
	1,600,000	Shanghai Urban Construction Group Corp. 3.50%, 01/06/23	238,046
	1,800,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23	259,126
			1,478,887
Total Corporate Bonds (Cost: $5,318,015)			5,078,638
GOVERNMENT OBLIGATIONS: 24.1%
		China Government Bond
	7,347,000	3.40%, 04/17/23	1,135,297
	3,541,000	4.26%, 07/31/21	565,025
Total Government Obligations (Cost: $1,755,326)			1,700,322
Total Investments: 96.1% (Cost: $7,073,341)			6,778,960
Other assets less liabilities: 3.9%			274,398
NET ASSETS: 100.0%			$7,053,358

CNY	Chinese Yuan
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.3%	$153,495
Consumer, Non-cyclical	7.1	484,225
Diversified	2.4	164,608
Energy	8.6	583,745
Financial	32.7	2,213,678
Government	25.1	1,700,322
Industrial	21.8	1,478,887
	100.0%	$6,778,960

See Notes to Financial Statements

24

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$5,078,638	$—	$5,078,638
Government Obligations*	—	1,700,322	—	1,700,322
Total	$—	$6,778,960	$—	$6,778,960

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

25

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 16.6%
British Virgin Islands: 2.0%
$300,000	Sinopec Group Overseas Development 2015 Ltd. 3.25%, 04/28/25 Reg S	$301,967
Indonesia: 1.6%
225,000	Pertamina Persero Pt 4.30%, 05/20/23 Reg S	233,607
Kazakhstan: 2.1%
275,000	KazMunayGas National Co. JSC 7.00%, 05/05/20 144A	306,276
Malaysia: 4.3%
	Petronas Capital Ltd.
175,000	4.50%, 03/18/45 Reg S	190,972
400,000	5.25%, 08/12/19 Reg S	437,646
		628,618
Mexico: 3.7%
	Petróleos Mexicanos
150,000	5.50%, 01/21/21	159,375
48,000	5.50%, 06/27/44	41,587
95,000	6.75%, 09/21/47 144A	94,406
225,000	6.88%, 08/04/26 Reg S	252,113
		547,481
Netherlands: 1.5%
200,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	229,500
South Africa: 1.4%
200,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	201,700
Total Corporate Bonds (Cost: $2,457,371)		2,449,149
GOVERNMENT OBLIGATIONS: 81.5%
Azerbaijan: 1.4%
200,000	Republic of Azerbaijan International Bond 4.75%, 03/18/24 144A	207,272
Brazil: 4.3%
	Brazilian Government International Bonds
100,000	4.88%, 01/22/21	106,050
200,000	5.00%, 01/27/45	177,500
235,000	5.88%, 01/15/19	254,623
75,000	8.25%, 01/20/34	94,500
		632,673
Chile: 2.6%
	Corp. Nacional del Cobre de Chile
250,000	3.75%, 11/04/20 Reg S	263,551
125,000	4.88%, 11/04/44 Reg S	125,698
		389,249
China / Hong Kong: 2.8%
400,000	Export-Import Bank of China 2.50%, 07/31/19 Reg S	408,826
Colombia: 5.4%
	Colombia Government International Bonds
300,000	4.38%, 07/12/21	320,250
200,000	5.63%, 08/26/43 (c)	219,500
200,000	7.38%, 09/18/37	257,000
		796,750
Principal Amount		Value

Costa Rica: 0.7%
$100,000	Costa Rica Government International Bond 7.00%, 04/04/44 Reg S	$103,875
Croatia: 2.3%
300,000	Croatia Government International Bond 6.38%, 03/24/21 144A	333,726
Hungary: 4.7%
	Hungary Government International Bonds
225,000	5.38%, 03/25/24	258,930
150,000	5.75%, 11/22/23	175,256
225,000	6.38%, 03/29/21	259,881
		694,067
India: 0.7%
100,000	Export-Import Bank of India 3.38%, 08/05/26 Reg S	99,360
Indonesia: 3.6%
	Indonesia Government International Bonds
100,000	4.63%, 04/15/43 Reg S	103,319
300,000	7.75%, 01/17/38 Reg S	421,686
		525,005
Kazakhstan: 1.8%
225,000	Kazakhstan Government International Bond 6.50%, 07/21/45 144A	269,901
Lithuania: 2.4%
300,000	Lithuania Government International Bond 6.13%, 03/09/21 144A	349,875
Mexico: 4.6%
	Mexican Government International Bonds
50,000	4.00%, 10/02/23	52,675
150,000	4.75%, 03/08/44	150,000
150,000	5.13%, 01/15/20	166,013
150,000	6.05%, 01/11/40	178,875
100,000	6.75%, 09/27/34	129,500
		677,063
Morocco: 1.4%
200,000	Moroccan Government International Bond 4.25%, 12/11/22 144A	213,630
Oman: 1.4%
200,000	Oman Government International Bond 4.75%, 06/15/26 144A	202,250
Panama: 4.9%
	Panamanian Government International Bonds
100,000	5.20%, 01/30/20	110,375
200,000	6.70%, 01/26/36	266,750
225,000	9.38%, 04/01/29 (p)	343,406
		720,531

See Notes to Financial Statements

26

Principal Amount		Value

Peru: 4.3%
	Peruvian Government International Bonds
$175,000	5.63%, 11/18/50	$222,688
100,000	7.35%, 07/21/25 †	137,000
175,000	8.75%, 11/21/33	276,500
		636,188
Philippines: 6.3%
	Philippine Government International Bonds
237,000	4.00%, 01/15/21	258,345
200,000	5.00%, 01/13/37	244,640
100,000	6.38%, 10/23/34	139,671
175,000	9.50%, 02/02/30	293,184
		935,840
Poland: 5.1%
	Poland Government International Bonds
225,000	4.00%, 01/22/24	245,948
225,000	5.00%, 03/23/22	255,104
225,000	6.38%, 07/15/19	254,000
		755,052
Romania: 2.9%
375,000	Romanian Government International Bond 4.88%, 01/22/24 † Reg S	421,254
Russia: 4.2%
	Russian Federal Bonds
150,000	4.88%, 09/16/23 144A	161,573
150,000	5.00%, 04/29/20 144A	160,266
75,000	5.63%, 04/04/42 144A	83,003
173,875	7.50%, 03/31/30 (s) 144A	210,655
		615,497
Serbia: 0.8%
120,000	Serbia International Bond 4.88%, 02/25/20 144A	124,455
Slovakia: 0.8%
100,000	Slovakia Government International Bond 4.38%, 05/21/22 144A	113,350
South Africa: 3.5%
	Republic of South Africa Government International Bonds
219,000	4.30%, 10/12/28	212,675
150,000	4.67%, 01/17/24	157,594
125,000	South Africa Government International Bond 6.25%, 03/08/41 †	146,149
		516,418
Principal Amount		Value

Trinidad and Tobago: 0.7%
$100,000	Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 08/14/19 Reg S	$111,204
Turkey: 4.2%
	Turkey Government International Bonds
200,000	6.25%, 09/26/22	218,129
200,000	6.63%, 02/17/45	224,791
150,000	7.38%, 02/05/25	176,061
		618,981
Uruguay: 3.7%
	Uruguay Government International Bonds
265,000	4.38%, 10/27/27	281,231
270,000	5.10%, 06/18/50	269,662
		550,893
Total Government Obligations (Cost: $12,212,147)		12,023,185

Number
of Shares
MONEY MARKET FUND: 0.5% (Cost: $76,567)
76,567	Dreyfus Government Cash Management Fund	76,567
Total Investments Before Collateral for Securities Loaned: 98.6% (Cost: $14,746,085)		14,548,901

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 4.3% (Cost: $630,888)
Repurchase Agreement: 4.3%
$630,888	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $630,894; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $643,506 including accrued interest)	630,888
Total Investments: 102.9% (Cost: $15,376,973)		15,179,789
Liabilities in excess of other assets: (2.9)%		(430,663)
NET ASSETS: 100.0%		$14,749,126

See Notes to Financial Statements

27

VANECK VECTORS EM INVESTMENT GRADE + BB RATED USD SOVEREIGN BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer.
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor.
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period.
†	Security fully or partially on loan. Total market value of securities on loan is $613,413.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,032,338, or 20.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Energy	13.9%	$2,017,949
Government	82.6	12,023,185
Utilities	3.0	431,200
Money Market Fund	0.5	76,567
	100.0%	$14,548,901

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$2,449,149	$—	$2,449,149
Government Obligations*	—	12,023,185	—	12,023,185
Money Market Fund	76,567	—	—	76,567
Repurchase Agreements	—	630,888	—	630,888
Total	$76,567	$15,103,222	$—	$15,179,789

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

28

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 37.1%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC 7.88%, 05/07/21 Reg S	$32,288
Austria: 0.4%
	64,000	ESAL GmbH 6.25%, 02/05/18 (c) Reg S	61,920
Bermuda: 1.2%
	100,000	Digicel Group Ltd. 7.13%, 04/01/17 (c) 144A	79,720
	100,000	Qtel International Finance Ltd. 3.25%, 02/21/23 Reg S	102,036
			181,756
Brazil: 2.5%
	150,000	Banco do Brasil SA 5.88%, 01/26/22 Reg S	151,782
	102,000	Itau Unibanco Holding SA 6.20%, 04/15/20 144A	108,916
EUR	100,000	Vale SA 4.38%, 03/24/18	115,135
			375,833
British Virgin Islands: 3.2%
USD	157,000	CNOOC Finance Ltd. 3.88%, 05/02/22 Reg S	167,015
	100,000	CNPC General Capital Ltd. 3.95%, 04/19/22 144A	107,185
	100,000	Gerdau Trade, Inc. 5.75%, 01/30/21 Reg S	103,500
	100,000	Sinopec Group Overseas Development 4.38%, 10/17/23 Reg S	109,417
			487,117
Cayman Islands: 4.9%
	100,000	Alibaba Group Holding Ltd. 3.60%, 08/28/24 (c) 144A	103,339
	100,000	China Overseas Finance Cayman VI Ltd. 4.25%, 05/08/19 Reg S	105,338
	100,000	Country Garden Holdings Co., Ltd. 7.50%, 01/10/18 (c) Reg S	106,498
	100,000	Hutchison Whampoa Ltd. 7.63%, 04/09/19 Reg S	113,849
	100,000	QNB Finance Ltd. 2.75%, 10/31/18 Reg S	101,388
	100,000	Saudi Electricity Global Sukuk Co. 2 3.47%, 04/08/23 144A	102,026
	100,000	Swire Pacific MTN Financing Ltd. 5.50%, 08/19/19 Reg S	110,150
			742,588
China / Hong Kong: 1.5%
EUR	100,000	China Construction Bank Asia Corp. Ltd. 1.50%, 02/11/20 Reg S	112,004
USD	100,000	CITIC Pacific Ltd. 6.63%, 04/15/21 Reg S	117,152
			229,156
Principal Amount			Value

Colombia: 1.6%
USD	102,000	Bancolombia SA 5.13%, 09/11/22	$105,947
	90,000	Ecopetrol SA 5.88%, 09/18/23	96,750
COP	110,857,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	36,715
			239,412
Curacao: 0.3%
USD	40,000	Teva Pharmaceutical 2.95%, 12/18/22	40,504
Czech Republic: 0.4%
EUR	50,000	CEZ AS 4.50%, 06/29/20 Reg S	63,292
India: 0.2%
USD	28,000	ICICI Bank Ltd. 5.75%, 11/16/20 Reg S	31,287
Indonesia: 0.5%
	70,000	Pertamina Persero Pt 4.30%, 05/20/23 144A	72,678
Ireland: 0.4%
EUR	50,000	Vnesheconombank 3.04%, 02/21/18 Reg S	55,554
Israel: 0.7%
USD	100,000	Israel Electric Corp. Ltd. 5.00%, 11/12/24 Reg S 144A	107,950
Kazakhstan: 0.7%
	100,000	KazMunayGas National Co. 7.00%, 05/05/20 Reg S	111,373
Luxembourg: 2.1%
	200,000	Gaz Capital SA 6.51%, 03/07/22 Reg S	219,628
	100,000	SB Cap SA 5.40%, 03/24/17 Reg S	101,318
			320,946
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. 7.88%, 05/22/22 Reg S	128,502
Mexico: 4.3%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	122,269
USD	25,000	5.00%, 03/30/20	27,421
	100,000	BBVA Bancomer SA 6.75%, 09/30/22 144A	112,705
	85,000	Grupo Televisa SAB 6.63%, 01/15/40	97,941
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	159,375
EUR	50,000	5.50%, 02/24/25 Reg S	61,601
USD	64,000	6.63%, 06/15/38	63,840
			645,152

See Notes to Financial Statements

29

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Netherlands: 3.5%
USD	100,000	Bharti Airtel International Netherlands BV 5.13%, 03/11/23 144A	$107,820
	100,000	Lukoil International Finance BV 7.25%, 11/05/19 Reg S	111,810
	128,000	Majapahit Holding BV 7.75%, 01/20/20 Reg S	146,880
	77,000	Petrobras International Finance Co. 6.75%, 01/27/41	68,603
	100,000	VimpelCom Holdings BV 5.95%, 02/13/23 144A	103,000
			538,113
Peru: 0.8%
	108,000	Banco de Credito del Peru 5.38%, 09/16/20 Reg S	120,015
South Africa: 0.7%
	100,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 144A	100,850
Turkey: 1.7%
	50,000	Turkiye Garanti Bankasi AS 5.25%, 09/13/22 Reg S	50,561
	100,000	Turkiye Is Bankasi 5.50%, 04/21/19 144A	102,068
	100,000	Turkiye Vakiflar Bankasi Tao 6.00%, 11/01/22 144A	98,830
			251,459
United Arab Emirates: 1.5%
	100,000	DP World Ltd. 6.85%, 07/02/37 Reg S	114,415
	100,000	Dubai Electricity & Water Authority 7.38%, 10/21/20 Reg S	118,012
			232,427
United Kingdom: 0.9%
	128,000	Vedanta Resources Plc 9.50%, 07/18/18 Reg S	136,006
United States: 1.4%
	100,000	Cemex Finance, LLC 6.00%, 04/01/19 (c) † 144A	103,750
	100,000	Reliance Holding USA, Inc. 5.40%, 02/14/22 144A	111,747
			215,497
Venezuela: 0.7%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	48,873
	68,000	8.50%, 11/02/17 Reg S	49,640
	30,000	9.00%, 11/17/21 Reg S	14,963
			113,476
Total Corporate Bonds (Cost: $5,607,873)			5,635,151
GOVERNMENT OBLIGATIONS: 58.8%
Argentina: 0.3%
EUR	60,000	Provincia de Buenos Aires 4.00%, 05/15/35 (s) Reg S	50,151
Principal Amount			Value

Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds 6.13%, 08/01/23 144A	$67,668
Brazil: 5.3%
	28,000	Banco Nacional de Desenvolvimento Economico e Social 6.50%, 06/10/19 Reg S	30,439
		Brazilian Government International Bonds
	88,000	4.88%, 01/22/21	93,324
	63,000	6.00%, 01/17/17	63,721
BRL	420,000	Letra do Tesouro Nacional 15.50%, 01/01/19 ^	105,224
		Notas do Tesouro Nacional, Series F
	102,000	10.00%, 01/01/19	31,421
	425,000	10.00%, 01/01/23	127,083
	300,000	10.00%, 01/01/25	88,675
	855,000	10.17%, 01/01/21	260,265
			800,152
Cayman Islands: 0.7%
EUR	100,000	IPIC GMTN Ltd. 2.38%, 05/30/18 Reg S	113,346
Chile: 1.3%
		Chilean Government International Bonds
USD	50,000	3.88%, 08/05/20	54,300
CLP	9,000,000	5.50%, 08/05/20	14,671
USD	119,600	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19 144A	133,607
			202,578
China / Hong Kong: 0.9%
	128,000	Bank of China Ltd. 5.55%, 02/11/20 Reg S	139,850
Colombia: 2.7%
		Colombian Government International Bonds
	128,000	7.38%, 03/18/19	144,576
COP	537,000,000	7.75%, 04/14/21	190,429
	200,000,000	Colombian TES 10.00%, 07/24/24	78,612
			413,617
Croatia: 0.7%
USD	100,000	Croatia Government International Bonds 6.75%, 11/05/19 Reg S	110,003
Czech Republic: 0.7%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	46,525
CZK	1,100,000	5.70%, 05/25/24 Reg S	63,524
			110,049
Dominican Republic: 0.2%
USD	21,200	Dominican Republic International Bonds 7.50%, 05/06/21 Reg S	23,377

See Notes to Financial Statements

30

Principal Amount			Value

Hungary: 2.1%
		Hungarian Government Bonds
HUF	20,300,000	6.00%, 11/24/23	$89,259
USD	100,000	6.38%, 03/29/21	115,502
HUF	26,920,000	7.50%, 11/12/20	118,118
			322,879
Indonesia: 4.8%
USD	192,000	Indonesia Government International Bonds 5.88%, 03/13/20 Reg S	214,075
		Indonesian Treasury Bonds
IDR	960,000,000	8.37%, 03/15/24	78,357
	1,743,000,000	8.38%, 09/15/26	142,594
	1,479,000,000	10.50%, 08/15/30	139,614
	1,682,000,000	11.00%, 11/15/20	147,471
			722,111
Israel: 2.5%
		Israel Government Bonds
USD	50,000	4.00%, 06/30/22	55,134
ILS	565,000	4.25%, 03/31/23	173,836
	385,000	5.00%, 01/31/20	114,553
	135,000	5.50%, 02/28/17	35,777
			379,300
Kazakhstan: 0.4%
USD	50,000	Kazakhstan Government International Bonds 5.13%, 07/21/25 Reg S	55,564
Lebanon: 1.0%
	140,000	Lebanon Government International Bonds 8.25%, 04/12/21 Reg S	150,506
Lithuania: 0.4%
	50,000	Lithuania Government International Bonds 7.38%, 02/11/20 Reg S	58,854
Malaysia: 3.0%
		Malaysian Government Bonds
MYR	835,000	3.48%, 03/15/23	198,950
	670,000	3.89%, 03/15/27	160,032
	351,000	5.73%, 07/30/19	89,296
			448,278
Mexico: 4.9%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	81,120
	102,000	6.05%, 01/11/40	121,635
MXN	1,460,100	7.50%, 06/03/27	84,464
	5,294,900	8.00%, 06/11/20	301,413
	2,360,000	10.00%, 12/05/24	156,279
			744,911
Nigeria: 0.4%
NGN	18,470,000	Nigerian Government Bonds 16.39%, 01/27/22	61,910
Panama: 0.6%
USD	69,400	Panamanian Government International Bonds 7.13%, 01/29/26	92,128
Principal Amount			Value

Peru: 1.2%
		Peruvian Government International Bonds
PEN	90,000	5.70%, 08/12/24	$27,485
USD	62,000	7.35%, 07/21/25 †	84,940
PEN	200,000	7.84%, 08/12/20	65,998
			178,423
Philippines: 1.1%
USD	142,000	Philippine Government International Bonds 5.00%, 01/13/37	173,694
Poland: 4.4%
		Poland Government International Bonds
PLN	200,000	1.50%, 04/25/20	49,712
	580,000	2.50%, 07/25/18	149,603
	150,000	3.25%, 07/25/25	38,776
	625,000	4.00%, 10/25/23	169,663
	450,000	5.75%, 04/25/29	142,220
USD	100,000	6.38%, 07/15/19	112,889
			662,863
Qatar: 0.7%
	100,000	Qatar Government International Bonds 5.25%, 01/20/20 Reg S	109,992
Romania: 1.2%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	64,087
RON	450,000	5.90%, 07/26/17	114,027
			178,114
Russia: 3.1%
		Russian Federal Bonds
RUB	3,550,000	7.50%, 03/15/18	55,560
	4,550,000	7.50%, 02/27/19	70,536
USD	26,750	7.50%, 03/31/30 (s) Reg S	32,408
RUB	10,080,000	8.15%, 02/03/27	157,149
USD	130,000	11.00%, 07/24/18 Reg S	149,730
			465,383
Serbia: 0.3%
	50,000	Serbian International Bonds 4.88%, 02/25/20 144A	51,856
South Africa: 3.7%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	84,844
ZAR	2,604,300	7.75%, 02/28/23	187,314
	681,400	8.25%, 09/15/17	50,831
	2,070,000	8.75%, 02/28/48	143,468
	1,085,000	10.50%, 12/21/26	89,209
			555,666
Thailand: 3.5%
		Thailand Government Bonds
THB	3,680,000	3.25%, 06/16/17	106,284
	8,863,000	3.63%, 06/16/23	279,313
	4,100,000	4.88%, 06/22/29	149,303
			534,900

See Notes to Financial Statements

31

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Turkey: 4.7%
		Turkey Government International Bonds
USD	90,000	6.88%, 03/17/36	$102,604
TRY	488,600	7.10%, 03/08/23	138,459
USD	160,000	7.38%, 02/05/25	187,798
TRY	357,100	9.00%, 03/08/17	115,754
	370,000	10.50%, 01/15/20	123,491
	125,000	10.70%, 02/17/21	41,982
			710,088
Ukraine: 0.0%
USD	20,000	Ukraine Government International Bonds 05/31/40 144A	6,409
United Arab Emirates: 0.7%
	100,000	Abu Dhabi National Energy Co. 6.25%, 09/16/19 Reg S	111,467
Uruguay: 0.6%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24 †	84,430
Venezuela: 0.3%
	100,000	Venezuelan Government International Bonds 9.25%, 05/07/28 Reg S	46,725
Total Government Obligations (Cost: $10,020,990)			8,937,242
Number of Shares			Value

MONEY MARKET FUND: 1.7% (Cost: $249,904)
	249,904	Dreyfus Government Cash Management Fund	$249,904
Total Investments Before Collateral for Securities Loaned: 97.6% (Cost: $15,878,767)			14,822,297

Principal
Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4% (Cost: $212,702)
Repurchase Agreement: 1.4%
USD	212,702	Repurchase agreement dated 10/31/16 with Daiwa Capital Markets America, Inc., 0.34%, due 11/1/16, proceeds $212,704; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/10/16 to 2/1/49, valued at $216,956 including accrued interest)	212,702
Total Investments: 99.0% (Cost: $16,091,469)			15,034,999
Other assets less liabilities: 1.0%			153,989
NET ASSETS: 100.0%			$15,188,988

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $207,331.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,782,124, or 11.7% of net assets.

See Notes to Financial Statements

32

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	2.4%	$354,641
Communications	5.0	743,546
Consumer, Non-cyclical	1.5	216,839
Diversified	1.5	223,999
Energy	11.7	1,735,288
Financial	10.7	1,581,363
Government	60.3	8,937,242
Industrial	0.7	103,750
Utilities	4.5	675,725
Money Market Fund	1.7	249,904
	100.0%	$14,822,297

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$5,635,151	$—	$5,635,151
Government Obligations*	—	8,937,242	—	8,937,242
Money Market Fund	249,904	—	—	249,904
Repurchase Agreement	—	212,702	—	212,702
Total	$249,904	$14,785,095	$—	$15,034,999

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

33

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 88.9%
Argentina: 3.3%
$400,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$425,000
450,000	Banco de Galicia y Buenos Aires SA 8.75%, 12/01/16 (c) 144A	466,875
500,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	566,250
600,000	Cablevision SA 6.50%, 06/15/19 (c) † 144A	625,500
500,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	556,250
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	215,250
470,000	7.88%, 05/07/21 † 144A	505,838
700,000	Petrobras Argentina SA 7.38%, 07/21/20 (c) † 144A	719,250
320	Transportadora de Gas del Sur SA 9.63%, 05/14/18 (c) 144A	347
	YPF SA
1,740,000	8.50%, 07/28/25 144A	1,900,950
3,745,000	8.75%, 04/04/24 † 144A	4,132,420
1,195,000	8.88%, 12/19/18 † 144A	1,306,673
		11,420,603
Austria: 0.2%
700,000	JBS Investments GmbH 7.75%, 10/28/17 (c) 144A	733,250
Azerbaijan: 0.6%
700,000	International Bank of Azerbaijan OJSC 5.63%, 06/11/19 Reg S	702,674
1,375,000	Southern Gas Corridor CJSC 6.88%, 03/24/26 144A	1,553,461
		2,256,135
Bahrain: 0.2%
600,000	BBK BSC 3.50%, 03/24/20 Reg S	584,319
Bangladesh: 0.2%
700,000	Banglalink Digital Communications Ltd. 8.63%, 05/06/17 (c) 144A	747,250
Barbados: 0.6%
1,790,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	1,922,012
Bermuda: 3.3%
945,000	China Oil & Gas Group Ltd. 5.25%, 12/01/16 (c) 144A	963,900
	Digicel Group Ltd.
1,400,000	7.13%, 04/01/17 (c) 144A	1,116,080
1,735,000	8.25%, 12/01/16 (c) 144A	1,544,150
	Digicel Ltd.
1,900,000	6.00%, 12/01/16 (c) 144A	1,709,430
2,350,000	6.75%, 03/01/18 (c) 144A	2,120,170
750,000	GCX Ltd. 7.00%, 12/01/16 (c) 144A	729,357
550,000	GeoPark Latin America Ltd., Agencia en Chile 7.50%, 02/11/17 (c) † Reg S	513,728
	Inkia Energy Ltd.
300,000	8.38%, 11/30/16 (c) Reg S	313,500
350,000	8.38%, 12/01/16 (c) 144A	365,750
Principal Amount		Value

Bermuda: (continued)
	Noble Group Ltd.
$400,000	6.75%, 01/29/20 Reg S	$336,000
2,000,000	6.75%, 01/29/20 144A	1,680,000
		11,392,065
Brazil: 4.5%
150,000	Banco ABC Brasil SA 7.88%, 04/08/20 144A	156,750
	Banco Bradesco SA
160,000	5.75%, 03/01/22 144A	166,338
1,270,000	5.90%, 01/16/21 † 144A	1,324,610
	Banco BTG Pactual SA
725,000	5.75%, 09/28/22 Reg S	643,735
75,000	5.75%, 09/28/22 144A	66,593
	Banco do Brasil SA
500,000	3.88%, 10/10/22	478,750
1,330,000	5.88%, 01/26/22 144A	1,345,800
995,000	8.50%, 10/20/20 (c) 144A	1,025,546
	Banco do Estado do Rio Grande do Sul SA
400,000	7.38%, 02/02/22 Reg S	395,000
50,000	7.38%, 02/02/22 144A	49,375
1,910,000	Banco Nacional de Desenvolvimento Economico e Social 5.50%, 07/12/20 † 144A	2,015,241
200,000	Banco Pan SA 8.50%, 04/23/20 144A	197,500
438,000	Banco Votorantim SA 7.38%, 01/21/20 144A	460,601
1,620,000	Caixa Economica Federal 4.25%, 05/13/19 144A	1,642,680
	Centrais Eletricas Brasileiras SA
760,000	5.75%, 10/27/21 144A	762,850
485,000	6.88%, 07/30/19 144A	511,675
	Itau Unibanco Holding SA
3,265,000	5.13%, 05/13/23 † 144A	3,260,755
350,000	5.75%, 01/22/21 144A	364,875
700,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	684,250
		15,552,924
British Virgin Islands: 3.5%
650,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	680,875
500,000	Central American Bottling Corp. 6.75%, 02/09/17 (c) 144A	520,000
1,140,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	1,158,525
1,600,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	1,626,178
1,000,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	997,375
800,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	882,150
1,300,000	RKI Overseas Finance 2016 A Ltd. 5.00%, 08/09/19 † Reg S	1,314,360
750,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) Reg S	782,214
500,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) 144A	521,250

See Notes to Financial Statements

34

Principal Amount		Value

British Virgin Islands: (continued)
$1,150,000	Studio City Finance Ltd. 8.50%, 12/01/16 (c) † 144A	$1,196,000
1,535,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	1,608,910
400,000	Yingde Gases Investment Ltd. 8.13%, 11/30/16 (c) Reg S	392,000
600,000	Zhongrong International Bond 2016 Ltd. 6.95%, 06/21/19 † Reg S	619,496
		12,299,333
Canada: 0.2%
	Pacific Exploration and Production Corp.
775,000	5.13%, 03/28/18 (c) (d) * 144A	158,875
1,905,000	5.38%, 01/26/17 (c) (d) * 144A	390,525
		549,400
Cayman Islands: 13.0%
500,000	361 Degrees International Ltd. 7.25%, 06/03/19 (c) † Reg S	540,225
1,400,000	Agile Group Holdings Ltd. 8.38%, 02/18/17 (c) Reg S	1,473,506
500,000	Agricola Senior Trust 6.75%, 06/18/20 144A	518,450
500,000	Agromercantil Senior Trust 6.25%, 04/10/19 144A	526,250
1,020,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 † Reg S	986,752
1,000,000	Batelco International Finance No. 1 Ltd. 4.25%, 05/01/20 Reg S	1,005,000
500,000	Biostime International Holdings Ltd. 7.25%, 06/21/18 (c) 144A	529,421
800,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	842,135
500,000	Cementos Progreso Trust 7.13%, 05/06/18 (c) † 144A	531,250
950,000	Central China Real Estate Ltd. 6.50%, 06/04/17 (c) † Reg S	968,211
300,000	China Hongqiao Group Ltd. 6.88%, 05/03/18 † Reg S	307,884
360,000	China Shanshui Cement Group Ltd. 7.50%, 03/10/18 (c) † § Reg S	288,443
815,000	CIFI Holdings Group Co. Ltd. 8.88%, 01/27/17 (c) Reg S	860,395
1,225,000	Comcel Trust 6.88%, 02/06/19 (c) 144A	1,258,687
	Country Garden Holdings Co. Ltd.
2,415,000	7.50%, 01/10/18 (c) 144A	2,571,934
1,100,000	7.50%, 03/09/18 (c) Reg S	1,178,399
400,000	DIP Sukuk Ltd. 4.29%, 02/20/19 Reg S	411,080
2,730,000	Evergrande Real Estate Group Ltd. 8.75%, 12/01/16 (c) † 144A	2,842,612
800,000	Ezdan Sukuk Co. Ltd. 4.38%, 05/18/21 Reg S	794,000
300,000	Future Land Development Holdings Ltd. 10.25%, 07/21/17 (c) Reg S	327,366
400,000	Geely Automobile Holdings Ltd. 5.25%, 10/06/17 (c) 144A	418,000
1,355,000	Global A&T Electronics Ltd. 10.00%, 12/01/16 (c) 144A	1,087,387
Principal Amount		Value

Cayman Islands: (continued)
$200,000	Glorious Property Holdings Ltd. 13.25%, 03/04/17 (c) Reg S	$179,600
450,000	Greenland Hong Kong Holdings Ltd. 4.38%, 08/07/17 Reg S	452,251
800,000	Greentown China Holdings Ltd. 5.88%, 08/11/18 (c) Reg S	847,944
1,550,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	1,532,562
435,265	Guanay Finance Ltd. 6.00%, 12/15/20 144A	446,690
750,000	Industrial Senior Trust 5.50%, 11/01/22 144A	750,495
1,555,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	1,639,587
940,000	Longfor Properties Co. Ltd. 6.75%, 01/29/18 (c) † Reg S	1,017,534
750,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	792,113
1,075,000	Marfrig Overseas Ltd. 9.50%, 12/01/16 (c) 144A	1,118,215
1,490,000	MCE Finance Ltd. 5.00%, 12/01/16 (c) 144A	1,495,474
650,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	479,354
900,000	Mumtalakat Sukuk Holding Co. 4.00%, 11/25/21 Reg S	884,430
798,750	Odebrecht Drilling Norbe VIII/IX Ltd. 6.35%, 06/30/20 (c) 144A	263,588
727,175	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	154,525
500,000	Parkson Retail Group Ltd. 4.50%, 05/03/18 Reg S	484,099
810,000	Shelf Drilling Holdings Ltd. 8.63%, 12/01/16 (c) 144A	652,050
	Shimao Property Holdings Ltd.
1,455,000	6.63%, 01/14/17 (c) Reg S	1,511,115
1,700,000	8.38%, 02/10/19 (c) † Reg S	1,921,134
500,000	Sunac China Holdings Ltd. 8.75%, 12/05/17 (c) Reg S	538,224
400,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	415,000
225,000	TAM Capital 3, Inc. 8.38%, 12/01/16 (c) 144A	230,963
	Vale Overseas Ltd.
2,095,000	4.38%, 01/11/22 †	2,105,475
2,390,000	6.88%, 11/21/36	2,422,145
2,115,000	Wynn Macau Ltd. 5.25%, 12/01/16 (c) 144A	2,132,956
400,000	Yuzhou Properties Co. Ltd. 8.63%, 01/24/17 (c) Reg S	421,999
		45,156,909
Chile: 0.8%
1,210,000	AES Gener SA 8.38%, 06/18/19 (c) 144A	1,288,650
750,000	CorpGroup Banking SA 6.75%, 03/15/18 (c) 144A	716,415
800,000	Latam Airlines Group SA 7.25%, 06/09/20 144A	824,000
		2,829,065

See Notes to Financial Statements

35

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

China / Hong Kong: 1.6%
	Bank of East Asia Ltd.
$1,270,000	4.25%, 11/20/19 (c) Reg S	$1,299,874
900,000	5.50%, 12/02/20 (c) † Reg S	910,698
445,000	China CITIC Bank International Ltd. 6.88%, 06/24/20 Reg S	502,539
600,000	China South City Holdings Ltd. 8.25%, 01/29/17 (c) Reg S	629,278
300,000	Chong Hing Bank Ltd. 6.50%, 09/25/19 (c) Reg S	317,328
1,350,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) † Reg S	1,346,617
600,000	Zoomlion HK SPV Co. Ltd. 6.13%, 12/20/22 144A	573,000
		5,579,334
Colombia: 2.3%
750,000	Banco Davivienda SA 5.88%, 07/09/22 144A	796,875
1,668,000	Banco de Bogota SA 5.38%, 02/19/23 † 144A	1,704,696
565,000	Banco GNB Sudameris SA 3.88%, 05/02/18 144A	563,588
2,950,000	Bancolombia SA 5.13%, 09/11/22 †	3,064,165
	Colombia Telecomunicaciones SA ESP
630,000	5.38%, 09/27/17 (c) 144A	630,000
1,205,000	8.50%, 03/30/20 (c) 144A	1,073,655
		7,832,979
Croatia: 0.5%
	Agrokor D.D.
650,000	8.88%, 11/30/16 (c) Reg S	676,000
50,000	8.88%, 12/01/16 (c) 144A	52,000
800,000	Hrvatska Elektroprivreda
	5.88%, 10/23/22 144A	874,708
		1,602,708
Dominican Republic: 0.4%
750,000	Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/30/16 (c) Reg S	789,375
550,000	Banco de Reservas de la Republica Dominicana 7.00%, 02/01/23 144A	563,750
		1,353,125
Georgia: 0.4%
600,000	BGEO Group JSC 6.00%, 07/26/23 144A	617,772
720,000	Georgian Railway JSC 7.75%, 07/11/22 144A	806,400
		1,424,172
Hungary: 0.4%
1,345,000	MFB Magyar Fejlesztesi Bank Zrt 6.25%, 10/21/20 144A	1,521,262
India: 1.9%
800,000	Delhi International Airport Pvt Ltd. 6.13%, 10/31/26 144A	821,810
845,000	Indian Overseas Bank 4.63%, 02/21/18 Reg S	863,347
820,000	JSW Steel Ltd. 4.75%, 11/12/19 † Reg S	806,872
Principal Amount		Value

India: (continued)
$400,000	Reliance Communications Ltd. 6.50%, 11/06/20 † Reg S	$412,000
1,500,000	Syndicate Bank 4.13%, 04/12/18 Reg S	1,534,117
850,000	Tata Motors Ltd. 4.63%, 04/30/20 Reg S	879,750
1,100,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	1,146,610
		6,464,506
Indonesia: 1.2%
	Gajah Tunggal Tbk PT
600,000	7.75%, 11/30/16 (c) † Reg S	559,500
90,000	7.75%, 12/01/16 (c) 144A	83,925
	Perusahaan Listrik Negara PT
1,550,000	5.25%, 10/24/42 144A	1,549,225
1,650,000	5.50%, 11/22/21 Reg S	1,831,500
		4,024,150
Ireland: 3.9%
600,000	AK Transneft OJSC 8.70%, 08/07/18 144A	660,870
	Alfa Bank OJSC
1,100,000	7.75%, 04/28/21 144A	1,255,853
345,000	7.88%, 09/25/17 Reg S	360,351
300,000	Brunswick Rail Finance Ltd. 6.50%, 11/01/17 Reg S	159,000
250,000	Credit Bank of Moscow 7.70%, 02/01/18 Reg S	261,875
300,000	EDC Finance Ltd. 4.88%, 04/17/20 144A	304,141
775,000	Gazprombank OJSC 7.25%, 05/03/19 Reg S	827,312
500,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	521,500
450,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	466,909
500,000	Nomos Bank 7.25%, 04/25/18 144A	521,835
1,000,000	Novatek OAO 4.42%, 12/13/22 144A	989,835
300,000	Phosagro OAO 4.20%, 02/13/18 144A	306,000
1,225,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	1,207,378
600,000	Russian Railways 5.70%, 04/05/22 Reg S	641,576
525,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	529,988
920,000	Vimpel Communications OJSC 9.13%, 04/30/18 144A	1,000,860
3,365,000	Vnesheconombank 6.90%, 07/09/20 144A	3,634,032
		13,649,315
Kazakhstan: 3.0%
700,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	763,280
500,000	Kazkommertsbank JSC 7.50%, 11/29/16 144A	499,869

See Notes to Financial Statements

36

Principal Amount		Value

Kazakhstan: (continued)
	KazMunayGas National Co. JSC
$600,000	4.40%, 04/30/23 144A	$608,814
1,000,000	5.75%, 04/30/43 144A	1,009,460
1,900,000	6.38%, 04/09/21 144A	2,093,699
1,800,000	7.00%, 05/05/20 144A	2,004,718
1,700,000	9.13%, 07/02/18 144A	1,867,122
650,000	Samruk-Energy JSC 3.75%, 12/20/17 Reg S	655,415
850,000	Zhaikmunai International BV 7.13%, 12/01/16 (c) 144A	789,438
		10,291,815
Luxembourg: 7.5%
500,000	ALROSA Finance SA 7.75%, 11/03/20 144A	569,028
250,000	Andrade Gutierrez International SA 4.00%, 04/30/18 144A	205,000
1,460,000	Consolidated Energy Finance SA 6.75%, 12/01/16 (c) 144A	1,467,300
700,000	CSN Resources SA 6.50%, 07/21/20 144A	535,500
1,670,000	Evraz Group SA 6.75%, 04/27/18 144A	1,740,975
1,720,000	Gazprom Neft OAO 6.00%, 11/27/23 144A	1,825,350
	Gazprom OAO
2,600,000	4.95%, 07/19/22 144A	2,676,240
1,050,000	9.25%, 04/23/19 (p) 144A	1,200,422
	Gazprom PAO
200,000	6.21%, 11/22/16 144A	200,560
770,000	7.29%, 08/16/37 144A	877,800
	MHP SA
200,000	8.25%, 04/02/20 Reg S	196,818
875,000	8.25%, 04/02/20 144A	861,079
	Minerva Luxembourg SA
560,000	6.50%, 09/20/21 (c) 144A	550,564
180,000	7.75%, 01/31/18 (c) 144A	190,125
750,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	824,932
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) Reg S	385,000
590,000	8.38%, 09/20/17 (c) 144A	324,500
1,505,000	Puma International Financing SA 6.75%, 02/01/17 (c) 144A	1,554,244
300,000	QGOG Constellation SA 6.25%, 11/30/16 (c) Reg S	146,250
	Rosneft Finance SA
200,000	7.25%, 02/02/20 144A	220,750
645,000	7.88%, 03/13/18 144A	687,344
1,900,000	Russian Agricultural Bank OJSC 5.10%, 07/25/18 144A	1,954,625
	Sberbank of Russia
800,000	4.95%, 02/07/17 144A	805,958
1,820,000	5.13%, 10/29/22 144A	1,836,962
750,000	6.13%, 02/07/22 144A	816,659
250,000	Sistema JSFC 6.95%, 05/17/19 144A	267,788
500,000	Topaz Marine SA 8.63%, 12/01/16 (c) 144A	487,790
Principal Amount		Value

Luxembourg: (continued)
	VTB Bank OJSC
$580,000	6.00%, 04/12/17 144A	$589,001
730,000	6.88%, 05/29/18 (p) 144A	771,526
1,090,000	VTB Bank SA 6.95%, 10/17/22 144A	1,141,322
		25,911,412
Marshall Islands: 0.2%
690,000	Navios South American Logistics, Inc. 7.25%, 05/01/17 (c) 144A	548,550
Mauritius: 1.0%
900,000	Greenko Investment Co. 4.88%, 08/16/19 (c) 144A	878,641
500,000	HT Global IT Solutions Holdings Ltd. 7.00%, 07/14/18 (c) 144A	526,858
2,300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	2,175,087
		3,580,586
Mexico: 4.3%
1,520,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	1,687,200
	Cemex SAB de CV
2,400,000	5.70%, 01/11/20 (c) † 144A	2,448,000
1,070,000	6.50%, 12/10/17 (c) † 144A	1,144,900
1,160,000	7.25%, 01/15/18 (c) 144A	1,249,552
721,000	Controladora Mabe SA de CV 7.88%, 10/28/19 Reg S	807,160
900,000	Credito Real SAB de CV 7.25%, 07/20/20 (c) 144A	933,030
560,000	Elementia SAB de CV 5.50%, 01/15/20 (c) 144A	572,880
820,000	Grupo Elektra SAB de CV 7.25%, 11/30/16 (c) † Reg S	831,070
500,000	Grupo Idesa SA de CV 7.88%, 12/18/17 (c) 144A	482,500
400,000	Grupo KUO SAB de CV 6.25%, 12/04/17 (c) 144A	410,952
550,000	Grupo Posadas SAB de CV 7.88%, 06/30/19 (c) 144A	570,900
500,000	Metalsa SA de CV 4.90%, 04/24/23 144A	492,500
600,000	Office Depot de Mexico SA de CV 6.88%, 09/20/17 (c) 144A	623,250
695,000	Sixsigma Networks Mexico SA de CV 8.25%, 11/07/17 (c) 144A	682,838
650,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	678,113
720,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	563,400
820,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	827,380
		15,005,625
Mongolia: 0.2%
800,000	Trade & Development Bank of Mongolia LLC 9.38%, 05/19/20 144A	796,549
Morocco: 0.1%
500,000	BMCE Bank 6.25%, 11/27/18 Reg S	525,250

See Notes to Financial Statements

37

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Netherlands: 6.1%
$400,000	Access Finance BV 7.25%, 07/25/17 144A	$403,000
470,000	Ajecorp BV 6.50%, 05/14/17 (c) † 144A	260,850
550,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	479,210
500,000	Credit Europe Bank NV 8.00%, 01/24/18 (c) Reg S	505,836
1,700,000	EA Partners I BV 6.88%, 09/28/20 † Reg S	1,753,657
	FBN Finance Co. BV
675,000	8.00%, 07/23/19 (c) 144A	528,532
400,000	8.25%, 08/07/18 (c) 144A	342,000
830,000	Greenko Dutch BV 8.00%, 08/01/17 (c) 144A	888,710
800,000	GTB Finance BV 6.00%, 11/08/18 144A	798,000
850,000	Ihs Netherlands Holdco BV 9.50%, 10/27/18 (c) 144A	886,026
655,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	515,855
	Kazakhstan Temir Zholy Finance BV
950,000	6.38%, 10/06/20 144A	1,022,437
1,600,000	6.95%, 07/10/42 144A	1,657,424
800,000	Listrindo Capital BV 4.95%, 09/14/21 (c) 144A	808,890
	Majapahit Holding BV
1,910,000	7.75%, 01/20/20 144A	2,191,725
1,395,000	8.00%, 08/07/19 144A	1,596,996
	Petrobras Global Finance BV
1,800,000	4.38%, 05/20/23	1,635,750
1,050,000	6.25%, 03/17/24 †	1,040,550
1,775,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,762,042
2,100,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	2,202,375
		21,279,865
Nigeria: 0.3%
500,000	Fidelity Bank Plc 6.88%, 05/09/18 144A	407,500
750,000	Zenith Bank Plc 6.25%, 04/22/19 † 144A	734,310
		1,141,810
Panama: 0.7%
400,000	AES El Salvador Trust II 6.75%, 03/28/18 (c) 144A	377,000
1,300,000	AES Panama SRL 6.00%, 06/25/19 (c) 144A	1,360,277
850,000	Avianca Holdings SA 8.38%, 05/10/17 (c) † 144A	841,500
		2,578,777
Paraguay: 0.3%
450,000	Banco Regional SAECA 8.13%, 01/24/19 144A	488,340
400,000	Telefonica Celular del Paraguay SA 6.75%, 12/13/17 (c) 144A	419,000
		907,340
Principal Amount		Value

Peru: 1.2%
$400,000	Banco Internacional del Peru SAA Interbank 6.63%, 03/19/24 (c) 144A	$440,880
500,000	Cementos Pacasmayo SAA 4.50%, 02/08/23 144A	518,250
565,000	InRetail Shopping Malls 6.50%, 07/09/18 (c) 144A	597,488
700,000	Minsur SA 6.25%, 02/07/24 144A	735,875
900,000	Union Andina de Cementos SAA 5.88%, 10/30/18 (c) 144A	937,350
880,000	Volcan Cia Minera SAA 5.38%, 02/02/22 † 144A	871,200
		4,101,043
Philippines: 0.3%
400,000	Rizal Commercial Banking Corp. 3.45%, 02/02/21 Reg S	412,500
500,000	Security Bank Corp. 3.95%, 02/03/20 Reg S	526,241
		938,741
Russia: 0.1%
	Ukrlandfarming Plc
434,201	10.88%, 03/26/18 (d) * Reg S	145,457
244,238	10.88%, 03/26/18 (d) * 144A	81,820
		227,277
Singapore: 1.9%
2,190,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	2,212,119
111,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	3,330
750,000	Golden Legacy Pte Ltd. 8.25%, 06/07/19 (c) 144A	806,666
500,000	Pratama Agung Pte Ltd. 6.25%, 02/24/18 (c) † Reg S	527,513
	STATS ChipPAC Ltd.
118,000	4.50%, 12/01/16 (c) 144A	116,525
600,000	8.50%, 11/24/18 (c) 144A	624,780
930,000	TBG Global Pte Ltd. 4.63%, 04/03/17 (c) 144A	945,066
1,400,000	Theta Capital Pte Ltd. 6.13%, 11/30/16 (c) Reg S	1,442,783
		6,678,782
South Africa: 1.7%
	Eskom Holdings SOC Ltd.
1,780,000	5.75%, 01/26/21 † 144A	1,795,130
2,080,000	6.75%, 08/06/23 144A	2,151,022
1,740,000	7.13%, 02/11/25 † 144A	1,804,885
		5,751,037
South Korea: 0.4%
	Woori Bank Co. Ltd.
750,000	4.75%, 04/30/24 144A	795,952
700,000	5.00%, 06/10/20 (c) 144A	728,002
		1,523,954

See Notes to Financial Statements

38

Principal Amount		Value

Sri Lanka: 0.5%
$700,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	$707,000
1,000,000	National Savings Bank 8.88%, 09/18/18 † 144A	1,083,400
		1,790,400
Thailand: 0.3%
1,080,000	Krung Thai Bank PCL 5.20%, 12/26/19 (c) Reg S	1,133,220
Turkey: 7.8%
	Akbank TAS
1,030,000	4.00%, 01/24/20 144A	1,020,843
925,000	5.13%, 03/31/25 144A	899,747
950,000	6.50%, 03/09/18 144A	985,665
500,000	Albaraka Turk Katilim Bankasi AS 6.25%, 06/30/19 Reg S	503,763
500,000	Alternatifbank AS 8.75%, 04/16/21 (c) Reg S	520,928
800,000	Arcelik AS 5.00%, 04/03/23 144A	789,024
	TC Ziraat Bankasi AS
1,340,000	4.25%, 07/03/19 144A	1,336,650
600,000	4.75%, 04/29/21 144A	595,485
1,100,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	1,109,680
3,200,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	3,074,099
2,000,000	Turkiye Is Bankasi 3.75%, 10/10/18 144A	1,979,400
	Turkiye Is Bankasi SA
3,600,000	5.00%, 04/30/20 144A	3,591,000
2,630,000	6.00%, 10/24/22 144A	2,615,706
1,300,000	Turkiye Sinai Kalkinma Bankasi AS 5.13%, 04/22/20 Reg S	1,294,202
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	398,500
400,000	4.25%, 05/09/20 144A	398,500
	Turkiye Vakiflar Bankasi Tao
1,700,000	3.75%, 04/15/18 144A	1,686,915
1,000,000	6.00%, 11/01/22 Reg S	988,300
1,245,000	6.00%, 11/01/22 144A	1,230,433
2,230,000	Yapi ve Kredi Bankasi AS 5.50%, 12/06/22 144A	2,172,564
		27,191,404
United Kingdom: 3.2%
	AngloGold Ashanti Holdings Plc
1,425,000	5.13%, 08/01/22 †	1,463,186
600,000	5.38%, 04/15/20	622,500
480,000	6.50%, 04/15/40	487,200
800,000	Hikma Pharmaceuticals Plc 4.25%, 04/10/20 Reg S	818,160
1,320,000	Oschadbank 9.38%, 03/10/23 (s) 144A	1,296,900
450,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	467,869
700,000	Ukraine Railways 9.88%, 09/15/21 144A	677,929
Principal Amount		Value

United Kingdom: (continued)
	Vedanta Resources Plc
$1,300,000	6.00%, 01/31/19 † Reg S	$1,303,380
1,100,000	6.00%, 01/31/19 † 144A	1,102,860
2,310,000	8.25%, 06/07/21 † 144A	2,376,528
400,000	West China Cement Ltd. 6.50%, 09/11/17 (c) Reg S	415,677
		11,032,189
United States: 2.2%
	Cemex Finance LLC
1,255,000	6.00%, 04/01/19 (c) 144A	1,302,062
3,535,000	9.38%, 10/12/17 (c) 144A	3,879,662
	JBS USA LLC
850,000	5.75%, 06/15/20 (c) 144A	837,250
710,000	7.25%, 12/01/16 (c) 144A	731,300
739,447	Rio Oil Finance Trust 9.25%, 07/06/24 144A	717,264
510,000	Rolta Americas LLC 07/24/17 (c) (d) * 144A	70,763
		7,538,301
Venezuela: 2.6%
830,000	CA La Electricidad de Caracas 8.50%, 04/10/18 Reg S	485,550
	Petroleos de Venezuela SA
2,135,000	5.38%, 04/12/27 Reg S	786,321
1,480,000	5.50%, 04/12/37 Reg S	546,120
3,960,000	6.00%, 05/16/24 144A	1,499,850
3,130,000	6.00%, 11/15/26 144A	1,170,526
2,483,333	8.50%, 11/02/17 144A	1,812,833
1,935,000	9.00%, 11/17/21 Reg S	965,081
2,100,000	9.75%, 05/17/35 144A	942,900
1,595,000	12.75%, 02/17/22 144A	953,012
		9,162,193
Total Corporate Bonds (Cost: $309,478,957)		308,530,936
GOVERNMENT OBLIGATIONS: 8.7%
Argentina: 4.2%
	City of Buenos Aires
600,000	7.50%, 06/01/27 144A	648,000
1,505,000	8.95%, 02/19/21 144A	1,704,412
500,000	Province of Salta 9.13%, 07/07/24 144A	542,500
	Provincia de Buenos Aires
2,550,000	9.13%, 03/16/24 144A	2,830,500
930,000	9.38%, 09/14/18 144A	1,016,025
955,000	9.95%, 06/09/21 144A	1,091,087
630,000	10.88%, 01/26/21 144A	727,650
2,155,000	10.88%, 01/26/21 Reg S	2,489,025
1,100,000	Provincia de Chubut 7.75%, 07/26/26 144A	1,113,750
1,050,000	Provincia de Cordoba 7.13%, 06/10/21 144A	1,089,375
700,000	Provincia de Mendoza 8.38%, 05/19/24 144A	729,750
450,000	Provincia de Neuquen 8.63%, 05/12/28 144A	496,125
		14,478,199

See Notes to Financial Statements

39

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Azerbaijan: 0.8%
$2,870,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	$2,864,877
Cayman Islands: 0.1%
400,000	Brazil Minas SPE 5.33%, 02/15/28 144A	394,000
Costa Rica: 1.3%
700,000	Banco de Costa Rica 5.25%, 08/12/18 144A	717,346
2,095,000	Banco Nacional de Costa Rica 6.25%, 11/01/23 144A	2,188,521
1,300,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 144A	1,392,950
		4,298,817
Kazakhstan: 0.4%
1,400,000	KazAgro National Management Holding JSC 4.63%, 05/24/23 144A	1,312,500
Trinidad and Tobago: 0.6%
	Petroleum Co. of Trinidad & Tobago Ltd.
1,022,500	6.00%, 05/08/22 144A	1,028,891
500,000	9.75%, 08/14/19 Reg S	556,020
505,000	9.75%, 08/14/19 144A	561,580
		2,146,491
Turkey: 0.8%
	Export Credit Bank of Turkey
150,000	5.88%, 04/24/19 Reg S	156,269
2,640,000	5.88%, 04/24/19 144A	2,750,328
		2,906,597
Ukraine: 0.5%
1,715,000	Ukreximbank
	9.75%, 01/22/25 144A	1,659,262
Total Government Obligations (Cost: $28,896,308)		30,060,743

Number of Shares
MONEY MARKET FUND: 1.3% (Cost: $4,630,308)
4,630,308	Dreyfus Government Cash Management Fund	4,630,308
Total Investments Before Collateral for Securities Loaned: 98.9% (Cost: $343,005,573)		343,221,987

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 11.2%
Repurchase Agreements: 11.2%
$9,287,065	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $9,287,153; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $9,472,806 including accrued interest)	9,287,065
Principal Amount		Value

Repurchase Agreements: (continued)
$9,287,065	Repurchase agreement dated 10/31/16 with Credit Agricole CIB, 0.34%, due 11/1/16, proceeds $9,287,153; (collateralized by various U.S. government and agency obligations, 2.00% to 3.50%, due 2/15/25 to 7/20/46, valued at $9,472,807 including accrued interest)	$9,287,065
9,287,065	Repurchase agreement dated 10/31/16 with Daiwa Capital Markets America, Inc., 0.34%, due 11/1/16, proceeds $9,287,153; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/10/16 to 2/1/49, valued at $9,472,807 including accrued interest)	9,287,065
1,944,507	Repurchase agreement dated 10/31/16 with Deutsche Bank Securities, Inc., 0.36%, due 11/1/16, proceeds $1,944,526; (collateralized by various U.S. government and agency obligations, 1.38% to 1.63%, due 6/30/20 to 1/31/21, valued at $1,983,397 including accrued interest)	1,944,507
9,287,065	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $9,287,153; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $9,472,806 including accrued interest)	9,287,065
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $39,092,767)		39,092,767
Total Investments: 110.1% (Cost: $382,098,340)		382,314,754
Liabilities in excess of other assets: (10.1)%		(35,142,623)
NET ASSETS: 100.0%		$347,172,131

See Notes to Financial Statements

40

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in principal default
(p)	Puttable Security – the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $37,775,494.
§	Illiquid Security – the aggregate value of illiquid securities is $288,443 which represents 0.1% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $246,596,468, or 71.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.1%	$24,403,496
Communications	6.9	23,506,353
Consumer, Cyclical	4.7	16,200,264
Consumer, Non-cyclical	3.4	11,463,991
Diversified	1.3	4,386,803
Energy	15.1	51,765,144
Financial	38.2	131,220,709
Government	8.8	30,060,743
Industrial	6.5	22,362,819
Technology	0.2	812,068
Utilities	6.5	22,409,289
Money Market Fund	1.3	4,630,308
	100.0%	$343,221,987

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$308,924,936	$—	$308,924,936
Government Obligations*	—	29,666,743	—	29,666,743
Money Market Fund	4,630,308	—	—	4,630,308
Repurchase Agreements	—	39,092,767	—	39,092,767
Total	$4,630,308	$377,684,446	$—	$382,314,754

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended October 31, 2016:

Government Obligations
Ukraine
Balance as of April 30, 2016	$83,123
Realized gain (loss)	(4,260)
Net change in unrealized appreciation (depreciation)	9,043
Purchases	—
Sales	(87,906)
Transfers in and/or out of level 3	—
Balance as of October 31, 2016	$—

See Notes to Financial Statements

41

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 97.4%
Bermuda: 1.9%
	Weatherford International Ltd.
$2,164,000	4.50%, 01/15/22 (c) †	$1,958,420
818,000	5.13%, 09/15/20 †	781,190
4,720,000	6.75%, 09/15/40	3,764,200
648,000	9.63%, 03/01/19	693,360
		7,197,170
Canada: 6.5%
	Bombardier, Inc.
435,000	6.00%, 04/15/17 (c) Reg S	388,238
120,000	7.45%, 05/01/34 144A	100,200
	Cenovus Energy, Inc.
136,000	3.00%, 05/15/22 (c)	132,359
400,000	3.80%, 06/15/23 (c)	395,072
1,013,000	4.45%, 03/15/42 (c)	891,173
3,487,000	5.70%, 10/15/19	3,770,594
4,444,000	6.75%, 11/15/39	4,975,978
	Kinross Gold Corp.
1,562,000	5.13%, 06/01/21 (c) †	1,632,290
265,000	5.95%, 12/15/23 (c)	279,575
814,000	6.88%, 03/01/41 (c)	809,930
	Teck Resources Ltd.
850,000	3.00%, 03/01/19 †	841,500
2,240,000	3.75%, 11/01/22 (c) †	2,126,600
1,732,000	4.75%, 10/15/21 (c) †	1,730,926
6,619,000	6.25%, 01/15/41 (c)	6,585,905
		24,660,340
Cayman Islands: 3.6%
	Noble Holding International Ltd.
255,000	3.95%, 03/15/22	196,350
3,238,000	4.63%, 03/01/21 †	2,742,476
489,000	4.90%, 08/01/20 †	434,907
55,000	5.25%, 03/16/18	54,760
1,853,000	5.25%, 03/15/42	1,051,578
591,000	6.05%, 03/01/41	346,474
600,000	6.20%, 08/01/40	354,000
543,000	8.20%, 10/01/44 (c)	368,561
	Transocean, Inc.
200,000	4.25%, 10/15/17 (s)	200,000
2,356,000	5.55%, 07/15/22 (c) (s) †	2,026,160
1,130,000	6.00%, 03/15/18	1,139,040
892,000	6.50%, 11/15/20	867,470
2,528,000	6.80%, 03/15/38	1,674,800
2,379,000	8.13%, 12/15/21 †	2,308,106
		13,764,682
Finland: 1.4%
	Nokia OYJ
2,144,000	5.38%, 05/15/19	2,302,120
1,015,000	6.63%, 05/15/39	1,101,275
595,000	Stora Enso OYJ 7.25%, 04/15/36 144A	673,897
	UPM-Kymmene OYJ
450,000	5.50%, 01/30/18 144A	472,500
640,000	7.45%, 11/26/27 144A	802,035
		5,351,827
Principal Amount		Value

France: 1.0%
$930,000	BPCE SA 12.50%, 09/30/19 (c) 144A	$1,177,213
2,080,000	Credit Agricole SA 8.38%, 10/13/19 (c) 144A	2,352,022
140,000	Natixis SA 10.00%, 04/30/18 (c) 144A	155,750
		3,684,985
Ireland: 0.2%
586,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	700,270
Italy: 1.0%
4,140,000	Intesa Sanpaolo SpA 5.02%, 06/26/24 144A	3,847,803
Japan: 1.4%
5,225,000	SoftBank Corp. 4.50%, 04/15/20 144A	5,381,750
Liberia: 0.2%
588,000	Royal Caribbean Cruises 7.50%, 10/15/27	720,300
Luxembourg: 7.7%
	ArcelorMittal
1,735,000	6.13%, 06/01/18	1,843,437
1,485,000	6.25%, 08/05/20 (s) †	1,622,362
1,080,000	6.50%, 03/01/21 (s) †	1,190,700
2,102,000	7.25%, 02/25/22 (s) †	2,396,280
2,495,000	7.75%, 03/01/41 (s) †	2,632,225
2,498,000	8.00%, 10/15/39 (s)	2,697,840
2,330,000	10.85%, 06/01/19 (s)	2,801,825
	Telecom Italia Capital
3,005,000	6.00%, 09/30/34	3,005,000
3,015,000	6.38%, 11/15/33	3,103,942
3,213,000	7.00%, 06/04/18	3,466,024
2,385,000	7.72%, 06/04/38	2,641,387
1,520,000	UniCredit Luxembourg Finance SA 6.00%, 10/31/17 † 144A	1,566,781
		28,967,803
Netherlands: 0.3%
1,002,000	Royal Bank of Scotland NV 4.65%, 06/04/18	1,027,780
United Kingdom: 7.3%
	Anglo American Capital Plc
1,495,000	2.63%, 09/27/17 144A	1,500,681
2,475,000	3.63%, 05/14/20 † 144A	2,499,750
2,725,000	4.13%, 04/15/21 144A	2,768,259
1,610,000	4.88%, 05/14/25 144A	1,646,225
1,164,000	Barclays Bank Plc 6.28%, 12/15/34 (c)	1,263,929
	Ensco Plc
1,570,000	4.50%, 07/01/24 (c)	1,259,925
1,235,000	4.70%, 03/15/21 †	1,143,610
1,711,000	5.20%, 12/15/24 (c) †	1,396,073
1,998,000	5.75%, 04/01/44 (c)	1,343,655
	Lloyds Banking Group Plc
765,000	6.41%, 10/01/35 (c) † 144A	848,194
920,000	6.66%, 05/21/37 (c) † 144A	1,028,100
	Royal Bank of Scotland Group Plc
1,757,000	4.70%, 07/03/18	1,799,131
1,625,000	7.65%, 09/30/31 (c)	1,929,687

See Notes to Financial Statements

42

Principal Amount		Value

United Kingdom: (continued)
$1,560,000	Standard Chartered Plc 7.01%, 07/30/37 (c) † 144A	$1,725,360
	Tesco Plc
1,375,000	5.50%, 11/15/17 144A	1,422,858
2,845,000	6.15%, 11/15/37 144A	2,852,093
965,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	1,031,344
		27,458,874
United States: 64.9%
	ADT Corp.
2,075,000	3.50%, 07/15/22 †	1,976,437
1,255,000	4.13%, 06/15/23	1,233,427
280,000	4.88%, 07/15/32 144A	240,800
	Alcatel-Lucent USA, Inc.
2,820,000	6.45%, 03/15/29	3,123,150
665,000	6.50%, 01/15/28	711,550
	Alcoa, Inc.
3,585,000	5.40%, 01/15/21 (c) †	3,832,186
2,423,000	5.72%, 02/23/19	2,599,976
2,292,000	5.90%, 02/01/27	2,428,809
1,327,000	5.95%, 02/01/37	1,310,001
2,004,000	6.15%, 08/15/20	2,196,264
1,426,000	6.75%, 07/15/18	1,530,668
	Allegheny Technologies, Inc.
2,210,000	5.95%, 10/15/20 (c)	2,055,300
750,000	7.88%, 05/15/23 (c) (s)	720,000
1,082,000	Ally Financial, Inc. 8.00%, 11/01/31	1,301,105
	Avon Products, Inc.
1,597,000	6.60%, 03/15/20 (s) †	1,645,908
1,470,000	7.00%, 03/15/23 (s)	1,407,819
838,000	BAC Capital Trust XI 6.63%, 05/23/36	986,924
625,000	BMC Software, Inc. 7.25%, 06/01/18	625,000
	Carpenter Technology Corp.
716,000	4.45%, 12/01/22 (c)	704,747
465,000	5.20%, 04/15/21 (c)	481,461
	CenturyLink, Inc.
170,000	6.00%, 04/01/17	173,188
2,693,000	6.88%, 01/15/28	2,544,885
1,760,000	7.60%, 09/15/39	1,575,200
	CF Industries Holdings, Inc.
1,550,000	3.45%, 06/01/23	1,449,241
1,650,000	4.95%, 06/01/43	1,373,529
1,550,000	5.15%, 03/15/34	1,395,843
1,600,000	5.38%, 03/15/44	1,373,078
506,000	Choice Hotels International, Inc. 5.70%, 08/28/20	557,233
284,000	Citigroup Capital III 7.63%, 12/01/36	349,949
406,000	Clear Channel Communications, Inc. 7.25%, 10/15/27	247,660
	Cliffs Natural Resources, Inc.
741,000	4.88%, 01/01/21 (c)	627,998
500,000	6.25%, 10/01/40	355,000
809,000	Commercial Metals Co. 7.35%, 08/15/18	873,720
Principal Amount		Value

United States: (continued)
	Continental Resources, Inc.
$2,124,000	3.80%, 03/01/24 (c) †	$1,964,700
1,423,000	4.90%, 12/01/43 (c)	1,218,444
475,000	Countrywide Capital III 8.05%, 06/15/27	597,647
690,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	777,975
	DCP Midstream LLC
4,015,000	4.75%, 09/30/21 144A	4,125,412
1,770,000	5.35%, 03/15/20 144A	1,831,950
	DCP Midstream Operating LP
565,000	2.50%, 11/01/17 (c)	562,175
384,000	2.70%, 03/01/19 (c)	376,800
2,946,000	3.88%, 12/15/22 (c)	2,879,715
508,000	5.60%, 10/01/43 (c)	478,790
	Dell, Inc.
1,943,000	4.63%, 04/01/21 †	2,012,715
1,426,000	5.88%, 06/15/19 †	1,532,950
1,853,000	6.50%, 04/15/38	1,806,675
	Diamond Offshore Drilling, Inc.
365,000	3.45%, 08/01/23 (c) †	328,313
1,385,000	4.88%, 05/01/43 (c)	1,021,116
1,165,000	5.70%, 10/15/39	975,820
1,181,000	5.88%, 05/01/19	1,232,904
2,060,000	Dresdner Funding Trust I 8.15%, 06/30/29 (c) 144A	2,453,975
	Edgewell Personal Care
626,000	4.70%, 05/19/21	658,147
1,685,000	4.70%, 05/24/22	1,774,507
3,124,000	Embarq Corp. 8.00%, 06/01/36	3,178,670
	EMC Corporation
5,140,000	1.88%, 06/01/18	5,070,816
4,000,000	2.65%, 06/01/20	3,894,480
2,490,000	3.38%, 03/01/23 (c)	2,341,862
785,000	Energen Corp. 4.63%, 06/01/21 (c)	793,831
	EnLink Midstream Partners LP
920,000	2.70%, 03/01/19 (c)	920,017
2,910,000	4.15%, 03/01/25 (c)	2,840,515
1,431,000	5.05%, 10/01/44 (c)	1,280,011
	FirstEnergy Corp.
1,531,000	2.75%, 02/15/18 (c)	1,549,225
1,768,000	4.25%, 12/15/22 (c)	1,878,106
3,666,000	7.38%, 11/15/31	4,778,371
402,000	FirstEnergy Solutions Co. 6.05%, 08/15/21	312,587
	Freeport-McMoRan, Inc.
3,375,000	2.38%, 03/15/18	3,349,687
3,610,000	3.10%, 03/15/20	3,492,675
4,999,000	3.55%, 12/01/21 (c) †	4,611,577
6,870,000	3.88%, 12/15/22 (c)	6,234,525
4,765,000	5.45%, 09/15/42 (c)	3,978,775
	Frontier Communications Corp.
519,000	6.86%, 02/01/28	480,706
2,063,000	9.00%, 08/15/31	1,805,125
665,000	GenOn Americas Generation, LLC 9.13%, 05/01/31 †	555,275

See Notes to Financial Statements

43

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

United States: (continued)
	Genworth Holdings, Inc.
$2,547,000	4.80%, 02/15/24	$2,088,540
757,000	6.52%, 05/22/18	767,409
2,349,000	7.63%, 09/24/21	2,213,932
1,261,000	7.70%, 06/15/20	1,226,323
2,869,000	Goldman Sachs Capital I 6.35%, 02/15/34	3,467,333
850,000	Graham Holdings Co. 7.25%, 02/01/19	928,625
920,000	Harsco Corp. 5.75%, 05/15/18	984,400
599,000	HCA, Inc. 7.69%, 06/15/25	673,875
395,000	IFM (US) Colonial Pipeline 2 LLC 6.45%, 02/01/21 (c) 144A	446,036
390,000	iHeartCommunications, Inc. 6.88%, 06/15/18	306,150
	Illinois Power Generating
977,000	7.00%, 04/15/18	371,260
660,000	7.95%, 06/01/32	270,600
	International Game Technology
115,000	5.50%, 06/15/20	120,750
905,000	7.50%, 06/15/19	1,009,075
	JC Penney Corp., Inc.
618,000	5.75%, 02/15/18	638,858
534,000	6.38%, 10/15/36	456,570
1,781,000	7.40%, 04/01/37	1,638,520
	Joy Global, Inc.
960,000	5.13%, 10/15/21	1,049,953
75,000	6.63%, 11/15/36	90,634
1,340,000	L Brands, Inc. 6.95%, 03/01/33	1,390,250
735,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	753,375
220,000	Leidos, Inc. 7.13%, 07/01/32	228,267
2,096,000	Leucadia National Corp. 5.50%, 01/18/23 (c)	2,203,757
	Masco Corp.
440,000	3.50%, 03/01/21 (c)	452,760
435,000	6.50%, 08/15/32	486,113
60,000	6.63%, 04/15/18	64,500
370,000	7.75%, 08/01/29	448,625
	McClatchy Co.
75,000	5.75%, 09/01/17	76,500
480,000	6.88%, 03/15/29	393,600
	MDC Holdings, Inc.
624,000	5.50%, 10/15/23 (c)	659,880
442,000	5.63%, 02/01/20	476,255
716,000	6.00%, 10/15/42 (c)	637,240
	Meccanica Holdings USA, Inc.
885,000	6.25%, 07/15/19 144A	973,500
1,085,000	6.25%, 01/15/40 144A	1,109,413
665,000	7.38%, 07/15/39 144A	746,463
	Murphy Oil Corp.
4,192,000	4.00%, 03/01/22 (c) †	3,961,914
637,000	6.13%, 06/01/42 (c)	598,780
Principal Amount		Value

United States: (continued)
	Nabors Industries, Inc.
$1,604,000	4.63%, 09/15/21	$1,588,855
1,658,000	5.00%, 09/15/20	1,678,009
640,000	5.10%, 06/15/23 (c)	638,720
2,511,000	6.15%, 02/15/18	2,615,096
109,000	Neiman Marcus Group LLC 7.13%, 06/01/28	102,733
	New Albertsons, Inc.
942,000	6.63%, 06/01/28	852,510
636,000	8.00%, 05/01/31	621,690
702,000	8.70%, 05/01/30	716,040
	NGPL Pipeco LLC
2,314,000	7.12%, 12/15/17 144A	2,429,700
1,445,000	7.77%, 12/15/37 † 144A	1,589,500
200,000	Nine West Holdings, Inc. 6.13%, 11/15/34	32,000
	NuStar Logistics, LP
1,641,000	4.80%, 09/01/20	1,669,717
535,000	8.15%, 04/15/18	576,463
	ONEOK, Inc.
1,150,000	4.25%, 11/02/21 (c)	1,141,375
825,000	6.00%, 06/15/35	822,938
565,000	Pactiv LLC 7.95%, 12/15/25	620,088
	PulteGroup, Inc.
1,124,000	6.38%, 05/15/33	1,166,150
145,000	7.63%, 10/15/17	153,700
757,000	7.88%, 06/15/32	866,765
50,000	Red Oak Power LLC 9.20%, 11/30/29	52,500
	Rite Aid Corp.
187,000	6.88%, 12/15/28 144A	226,738
609,000	7.70%, 02/15/27	758,205
	Rockies Express Pipeline
1,630,000	5.63%, 04/15/20 144A	1,717,612
1,401,000	6.85%, 07/15/18 144A	1,481,557
1,301,000	6.88%, 04/15/40 144A	1,362,797
	Rowan Cos, Inc.
2,236,000	4.75%, 10/15/23 (c)	1,889,420
2,346,000	4.88%, 03/01/22 (c)	2,029,290
188,000	5.40%, 06/01/42 (c)	127,840
727,000	RR Donnelley & Sons Co. 7.63%, 06/15/20 †	788,795
	Safeway, Inc.
540,000	5.00%, 08/15/19 †	556,200
1,280,000	7.25%, 02/01/31	1,283,200
960,000	Sealed Air Corp. 6.88%, 07/15/33 144A	1,036,800
	SLM Corp.
1,335,000	5.63%, 08/01/33	1,064,663
3,606,000	8.00%, 03/25/20	3,921,525
3,262,000	8.45%, 06/15/18	3,536,171
	Southwestern Energy Co.
5,398,000	4.10%, 12/15/21 (c) †	4,858,200
499,000	5.80%, 12/23/19 (c)	499,000
380,000	6.70%, 10/23/24 (c)	363,850
2,172,000	Springleaf Finance Corp. 6.90%, 12/15/17	2,280,600

See Notes to Financial Statements

44

Principal Amount		Value

United States: (continued)
	Sprint Capital Corp.
$5,001,000	6.88%, 11/15/28	$4,613,422
3,405,000	6.90%, 05/01/19	3,592,275
3,761,000	8.75%, 03/15/32	3,826,817
840,000	Sprint Communications, Inc. 9.25%, 04/15/22	936,600
	Talen Energy Supply LLC
1,679,000	4.60%, 09/15/21 (c) †	1,384,168
685,000	6.50%, 05/01/18	714,113
865,000	Tenet Healthcare Corp. 6.88%, 11/15/31	698,488
649,000	Toll Brothers Finance Corp. 6.75%, 11/01/19	733,325
100,000	TRW Automotive, Inc. 4.45%, 09/01/23 (c) § 144A	98,875
1,103,000	United States Cellular Corp. 6.70%, 12/15/33	1,114,030
675,000	United States Steel Corp. 6.65%, 06/01/37	533,250
	Vereit Operating Partnership LP
1,400,000	3.00%, 01/06/19 (c)	1,419,614
1,225,000	4.60%, 11/06/23 (c)	1,274,000
	Williams Cos, Inc.
2,611,000	3.70%, 10/15/22 (c)	2,539,197
3,517,000	4.55%, 03/24/24 (c)	3,596,132
1,985,000	5.75%, 12/24/43 (c) †	2,038,347
	XPO CNW, Inc.
617,000	6.70%, 05/01/34	496,685
537,000	7.25%, 01/15/18 †	558,480
	Yum! Brands, Inc.
1,703,000	3.75%, 08/01/21 (c) †	1,756,219
1,350,000	3.88%, 08/01/23 (c) †	1,344,937
525,000	6.25%, 03/15/18	559,125
997,000	6.88%, 11/15/37	1,019,433
		244,940,201
Total Corporate Bonds (Cost: $345,079,357)		367,703,785

Number of Shares
MONEY MARKET FUND: 1.1% (Cost: $4,125,638)
4,125,638	Dreyfus Government Cash Management Fund	4,125,638
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $349,204,995)		371,829,423
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 12.8%
Repurchase Agreements: 12.8%
$11,458,485	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $11,458,593; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $11,687,655 including accrued interest)	$11,458,485
11,458,485	Repurchase agreement dated 10/31/16 with Deutsche Bank Securities, Inc., 0.37%, due 11/1/16, proceeds $11,458,603; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/16/17 to 8/1/47, valued at $11,687,656 including accrued interest)	11,458,485
2,410,976	Repurchase agreement dated 10/31/16 with J.P. Morgan Securities LLC, 0.31%, due 11/1/16, proceeds $2,410,997; (collateralized by various U.S. government and agency obligations, 1.00% to 2.75%, due 5/15/18 to 11/15/25, valued at $2,459,198 including accrued interest)	2,410,976
11,458,485	Repurchase agreement dated 10/31/16 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.33%, due 11/1/16, proceeds $11,458,590; (collateralized by various U.S. government and agency obligations, 2.29% to 6.00%, due 1/1/28 to 4/15/47, valued at $11,687,655 including accrued interest)	11,458,485
11,458,485	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $11,458,593; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $11,687,655 including accrued interest)	11,458,485
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $48,244,916)		48,244,916
Total Investments: 111.3% (Cost: $397,449,911)		420,074,339
Liabilities in excess of other assets: (11.3)%		(42,811,398)
NET ASSETS: 100.0%		$377,262,941

See Notes to Financial Statements

45

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS
(unaudited) (continued)

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(s)	Step Bond – coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
†	Security fully or partially on loan. Total market value of securities on loan is $45,517,056.
§	Illiquid Security – the aggregate value of illiquid securities is $98,875 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $54,692,599, or 14.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	23.6%	$87,763,322
Communications	13.6	50,732,370
Consumer, Cyclical	5.2	19,313,376
Consumer, Non-cyclical	4.3	15,936,792
Diversified	0.6	2,203,757
Energy	27.3	101,361,149
Financial	12.8	47,671,460
Industrial	3.4	12,817,481
Technology	4.9	18,037,873
Utilities	3.2	11,866,205
Money Market Fund	1.1	4,125,638
	100.0%	$371,829,423

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$367,703,785	$—	$367,703,785
Money Market Fund	4,125,638	—	—	4,125,638
Repurchase Agreements	—	48,244,916	—	48,244,916
Total	$4,125,638	$415,948,701	$—	$420,074,339

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

46

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 95.9%
Argentina: 0.7%
USD	62,475	Aeropuertos Argentinia 2000 SA 10.75%, 11/30/16 (c) Reg S	$67,942
		Pan American Energy LLC
	150,000	7.88%, 05/07/21 Reg S	161,438
	25,000	7.88%, 05/07/21 144A	26,906
		YPF SA
	175,000	8.50%, 07/28/25 144A	191,188
	465,000	8.88%, 12/19/18 † 144A	508,454
			955,928
Australia: 0.6%
	100,000	Barminco Finance Pty Ltd. 9.00%, 06/01/18 144A	102,375
	455,000	FMG Resources August 2006 Pty Ltd. 6.88%, 04/01/17 (c) 144A	471,016
EUR	200,000	Origin Energy Finance Ltd. 7.88%, 06/16/18 (c) Reg S	233,374
			806,765
Austria: 1.4%
USD	300,000	JBS Investments GmbH 7.25%, 04/03/19 (c) 144A	304,500
	580,000	JBS USA Finance, Inc. 7.25%, 12/01/16 (c) 144A	597,400
EUR	300,000	Raiffeisen Bank International 4.50%, 02/21/20 (c) Reg S	321,905
USD	300,000	Sappi Papier Holding GmbH 7.75%, 04/15/17 (c) 144A	306,000
EUR	150,000	Telekom Austria AG 5.63%, 02/01/18 (c) Reg S	173,064
	200,000	Wienerberger AG 6.50%, 02/09/21 (c)	231,834
			1,934,703
Barbados: 0.2%
USD	250,000	Columbus International, Inc. 7.38%, 03/30/18 (c) 144A	268,438
Belgium: 0.2%
EUR	200,000	Barry Callebaut Services NV 5.63%, 06/15/21 Reg S	267,440
Bermuda: 1.0%
USD	200,000	China Oil & Gas Group Ltd. 5.25%, 12/01/16 (c) 144A	204,000
		Digicel Group Ltd.
	260,000	7.13%, 04/01/17 (c) 144A	207,272
	380,000	8.25%, 12/01/16 (c) 144A	338,200
	240,000	Digicel Ltd. 6.00%, 12/01/16 (c) 144A	215,928
	200,000	Inkia Energy Ltd. 8.38%, 12/01/16 (c) 144A	209,000
	225,000	Noble Group Ltd. 6.75%, 01/29/20 144A	189,000
			1,363,400
Brazil: 3.4%
	520,000	Banco Bradesco SA 5.90%, 01/16/21 † 144A	542,360
	380,000	Banco BTG Pactual SA 5.75%, 09/28/22 Reg S	337,406
		Banco do Brasil SA
Principal Amount			Value

Brazil: (continued)
EUR	300,000	3.75%, 07/25/18 Reg S	$337,701
USD	820,000	5.88%, 01/19/23 144A	817,704
	200,000	Banco Votorantim SA 7.38%, 01/21/20 144A	210,320
	425,000	Cent Elet Brasileiras SA 6.88%, 07/30/19 144A	448,375
	1,210,000	Itau Unibanco Holding SA 5.13%, 05/13/23 144A	1,208,427
	300,000	Samarco Mineracao SA 4.13%, 11/01/22 Reg S	123,000
EUR	200,000	Vale SA 3.75%, 01/10/23	231,538
USD	450,000	Votorantim Cimentos SA 7.25%, 04/05/41 144A	439,875
			4,696,706
British Virgin Islands: 2.0%
	100,000	Arcos Dorados Holdings, Inc. 6.63%, 09/27/23 144A	104,750
	250,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20 144A	254,063
	200,000	Greenland Global Investment Ltd. 5.88%, 07/03/24 Reg S	203,272
	450,000	GTL Trade Finance, Inc. 5.89%, 01/29/24 (c) † 144A	448,819
	200,000	Oceanwide Holdings International Co. Ltd. 9.63%, 08/11/18 (c) (p) Reg S	220,537
	200,000	Sparkle Assets Ltd. 6.88%, 01/30/17 (c) Reg S	208,590
	200,000	Star Energy Geothermal Wayang Windu Ltd. 6.13%, 03/28/17 (c) Reg S	208,500
	200,000	Studio City Finance Ltd. 8.50%, 12/01/16 (c) † 144A	208,000
	400,000	Trillion Chance Ltd. 8.50%, 01/10/17 (c) Reg S	419,260
	200,000	Yingde Gases Investment Ltd. 8.13%, 12/01/16 (c) 144A	196,000
	200,000	Zhongrong International Bond Ltd. 6.95%, 06/21/19 † Reg S	206,499
			2,678,290
Bulgaria: 0.2%
EUR	200,000	Bulgarian Energy Holding 4.25%, 11/07/18 Reg S	226,744
Canada: 6.3%
USD	320,000	Baytex Energy Corp. 5.63%, 06/01/19 (c) 144A	259,200
		Bombardier, Inc.
EUR	300,000	6.13%, 05/15/21 Reg S	336,342
USD	570,000	6.13%, 01/15/23 144A	497,621
CAD	399,000	7.35%, 12/22/26 144A	269,424
USD	250,000	Brookfield Residential 6.50%, 12/01/16 (c) 144A	258,750
	150,000	Cascades, Inc. 5.50%, 07/15/17 (c) 144A	153,845

See Notes to Financial Statements

47

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Canada: (continued)
USD	625,000	Cenovus Energy, Inc. 6.75%, 11/15/39	$699,817
	200,000	Concordia Healthcare Corp. 9.50%, 12/15/18 (c) † 144A	124,000
	200,000	Eldorado Gold Corp. 6.13%, 12/15/16 (c) 144A	203,000
	200,000	Emera Inc. 6.75%, 06/15/26 (c)	221,404
		First Quantum Minerals Ltd.
	221,000	6.75%, 02/15/17 (c) 144A	212,713
	321,000	7.00%, 02/15/18 (c) 144A	306,354
	200,000	Gibson Energy, Inc. 6.75%, 12/01/16 (c) 144A	206,500
CAD	150,000	Great Canadian Gaming Corp. 6.63%, 07/25/17 (c) 144A	118,075
USD	200,000	Hudbay Minerals, Inc. 9.50%, 12/01/16 (c)	206,000
	200,000	Iamgold Corp. 6.75%, 12/01/16 (c) 144A	197,000
	250,000	Jupiter Resources, Inc. 8.50%, 10/01/17 (c) † 144A	206,250
	150,000	Kinross Gold Corp. 5.95%, 12/15/23 (c)	158,250
	256,000	Lightstream Resources 8.63%, 12/01/16 (c) (d) * 144A	12,800
	250,000	Lundin Mining Corp. 7.50%, 11/01/17 (c) 144A	266,875
	400,000	MEG Energy Corp. 6.38%, 07/30/17 (c) 144A	332,000
	200,000	New Gold, Inc. 6.25%, 11/15/17 (c) 144A	203,000
	480,000	New Red Finance, Inc. 6.00%, 10/01/17 (c) 144A	502,800
	100,000	Northern Blizzard Resources, Inc. 7.25%, 02/01/17 (c) 144A	96,000
	250,000	NOVA Chemicals Corp. 5.25%, 08/01/18 (c) 144A	255,625
	200,000	Open Text Corp. 5.63%, 01/15/18 (c) 144A	208,124
		Pacific Exploration and Production Corp.
	180,000	5.13%, 03/28/18 (c) (d) * 144A	36,900
	220,000	5.38%, 01/26/17 (c) (d) * 144A	45,100
	280,000	Precision Drilling Corp. 6.50%, 12/15/16 (c)	271,950
		Quebecor Media, Inc.
	140,000	5.75%, 01/15/23	146,825
CAD	235,000	6.63%, 01/15/23 144A	185,423
USD	200,000	Seven Generations Energy Ltd. 8.25%, 12/01/16 (c) 144A	213,000
		Teck Resources Ltd.
	100,000	4.75%, 10/15/21 (c)	99,938
	850,000	6.25%, 01/15/41 (c)	845,750
	300,000	Tervita Corp. 9.75%, 12/01/16 (c) 144A	18,750
CAD	250,000	Videotron Ltd. 6.88%, 11/30/16 (c)	193,994
			8,569,399
Principal Amount			Value

Cayman Islands: 5.8%
USD	200,000	Agile Group Holdings Ltd. 9.00%, 05/21/18 (c) Reg S	$220,245
	200,000	Alpha Star Holding Ltd. 4.97%, 04/09/19 † Reg S	193,481
	200,000	CAR, Inc. 6.13%, 02/04/18 (c) 144A	210,534
	200,000	Central China Real Estate 8.00%, 01/28/17 (c) † Reg S	208,765
	200,000	CIFI Holdings Group Co. Ltd. 7.75%, 06/05/18 (c) Reg S	216,736
	500,000	Country Garden Holdings Co. Ltd. 7.50%, 01/10/18 (c) 144A	532,491
	400,000	Evergrande Real Estate Group Ltd. 8.75%, 12/01/16 (c) 144A	416,500
	150,000	Global A&T Electronics Ltd. 10.00%, 12/01/16 (c) 144A	120,375
	200,000	Grupo Aval Ltd. 4.75%, 09/26/22 144A	197,750
	200,000	Industrial Senior Trust 5.50%, 11/01/22 Reg S	200,132
	200,000	KWG Property Holdings Ltd. 8.98%, 01/14/17 (c) Reg S	210,879
	300,000	Longfor Properties 6.88%, 11/25/16 (c) Reg S	311,137
	200,000	MAF Global Securities Ltd. 7.13%, 10/29/18 (c) Reg S	211,230
	200,000	MCE Finance Ltd. 5.00%, 12/01/16 (c) 144A	200,735
	300,000	MIE Holdings Corp. 7.50%, 04/25/17 (c) 144A	221,240
	510,000	Noble Holding International Ltd. 7.20%, 01/01/25 (c) †	416,925
	273,760	Odebrecht Offshore Drilling Finance Ltd. 6.75%, 12/01/21 (c) 144A	58,174
	400,000	Shimao Property Holdings Ltd. 8.38%, 02/10/19 (c) Reg S	452,032
	200,000	Suzano Trading Ltd. 5.88%, 01/23/21 144A	207,500
	200,000	TAM Capital 3, Inc. 8.38%, 12/01/16 (c) 144A	205,300
	485,000	UPCB Finance IV Ltd. 5.38%, 01/15/20 (c) 144A	494,700
		Vale Overseas Ltd.
	1,025,000	4.38%, 01/11/22 †	1,030,125
	900,000	6.88%, 11/21/36	912,105
	260,000	Wynn Macau Ltd. 5.25%, 12/01/16 (c) † 144A	262,207
	200,000	Yuzhou Properties Co., Ltd. 8.63%, 01/24/17 (c) Reg S	210,999
			7,922,297
Chile: 0.1%
	200,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c) 144A	190,722
China / Hong Kong: 0.3%
	200,000	Bank of East Asia Ltd. 5.50%, 12/02/20 (c) Reg S	202,377

See Notes to Financial Statements

48

Principal Amount			Value

China / Hong Kong: (continued)
USD	200,000	ICBC Asia Ltd. 4.25%, 07/21/21 (c) Reg S	$199,499
			401,876
Colombia: 1.0%
	100,000	Banco Davivienda SA 5.88%, 07/09/22 Reg S	106,250
	200,000	Banco de Bogota SA 5.38%, 02/19/23 † 144A	204,400
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	86,600
	50,000	7.50%, 07/30/22 144A	54,125
	300,000	Bancolombia SA 5.13%, 09/11/22 †	311,610
	600,000	Colombia Telecomunicaciones SA, ESP 5.38%, 09/27/17 (c) † Reg S	600,000
			1,362,985
Croatia: 0.1%
	175,000	Agrokor D.D. 8.88%, 11/30/16 (c) Reg S	182,000
Dominican Republic: 0.1%
	100,000	Aeropuertos Dominicanos Siglo XXI SA 9.75%, 11/30/16 (c) Reg S	105,250
Finland: 0.6%
	334,000	Nokia OYJ 5.38%, 05/15/19	358,632
EUR	200,000	Stora Enso OYJ 5.50%, 03/07/19 Reg S	244,937
USD	210,000	UPM-Kymmene OYJ 7.45%, 11/26/27 144A	263,168
			866,737
France: 6.5%
EUR	200,000	Accor SA 4.13%, 06/30/20 (c) Reg S	224,063
		Areva SA
	200,000	3.13%, 12/20/22 (c) Reg S	204,311
	200,000	3.50%, 03/22/21	213,494
	100,000	4.38%, 11/06/19	111,871
	200,000	4.88%, 09/23/24	221,981
	220,000	BPCE SA 12.50%, 09/30/19 (c) Reg S	319,090
		Casino Guichard Perrachon SA
	600,000	3.31%, 01/25/23 Reg S	730,901
	300,000	4.87%, 01/31/19 (c) Reg S	318,906
USD	290,000	Cie Generale de Geophysique - Veritas 6.50%, 12/01/16 (c)	147,900
EUR	150,000	CMA CGM SA 7.75%, 01/15/18 (c) Reg S	134,833
		Credit Agricole SA
	350,000	8.20%, 03/31/18 (c)	422,720
USD	100,000	8.38%, 10/13/19 (c) 144A	113,078
EUR	100,000	Europcar Groupe SA 5.75%, 06/15/18 (c) Reg S	114,889
	175,000	Faurecia 3.13%, 06/15/18 (c) Reg S	197,015
	350,000	Groupama SA 7.88%, 10/27/19 (c)	412,445
Principal Amount			Value

France: (continued)
EUR	167,000	Italcementi Finance SA 6.63%, 03/19/20 Reg S	$215,863
	200,000	Loxam SAS 4.88%, 07/23/17 (c) 144A	230,969
	100,000	Médi-Partenaires SAS 7.00%, 11/10/16 (c) Reg S	115,487
USD	100,000	Natixis SA 10.00%, 04/30/18 (c) 144A	111,250
EUR	100,000	Nexans SA 4.25%, 03/19/18 Reg S	115,375
		Numericable Group SA
	855,000	5.63%, 05/15/19 (c) 144A	985,871
USD	900,000	6.00%, 05/15/17 (c) 144A	926,163
EUR	310,000	Peugeot SA 7.38%, 03/06/18 Reg S	372,281
USD	300,000	Rexel SA 5.25%, 12/01/16 (c) † 144A	309,937
EUR	300,000	Societe Generale SA 9.38%, 09/04/19 (c) Reg S	398,332
	400,000	Solvay Finance, Inc. 4.20%, 05/12/19 (c) Reg S	457,507
	200,000	Tereos Finance Groupe I SA 4.25%, 03/04/19 (c)	233,205
	200,000	Vallourec SA 3.25%, 08/02/19	220,244
	300,000	Veolia Environnement 4.45%, 04/16/18 (c) Reg S	345,302
			8,925,283
Germany: 2.8%
	200,000	Deutsche Lufthansa AG 5.13%, 02/12/21 (c) Reg S	230,476
	200,000	Hapag-Lloyd AG 7.75%, 11/30/16 (c) Reg S	222,954
	200,000	K+S AG 3.00%, 06/20/22 Reg S	230,764
USD	200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/24 Reg S	182,913
		RWE AG
EUR	475,000	2.75%, 10/21/20 (c) Reg S	487,943
GBP	100,000	7.00%, 03/20/19 (c) Reg S	128,358
EUR	160,000	Techem GmbH 6.13%, 11/10/16 (c) Reg S	181,998
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	116,253
	645,000	4.00%, 08/27/18	751,715
	180,000	Trionista HoldCo GmbH 5.00%, 11/30/16 (c) Reg S	203,474
		Unitymedia Hessen GmbH & Co.
	660,000	4.00%, 01/15/20 (c) Reg S	749,719
	324,000	5.50%, 09/15/17 (c) Reg S	375,126
			3,861,693
India: 0.3%
USD	200,000	Syndicate Bank 4.13%, 04/12/18 Reg S	204,549
	200,000	Union Bank of India HK 4.50%, 10/28/19 Reg S	208,475
			413,024

See Notes to Financial Statements

49

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Indonesia: 0.1%
USD	200,000	Gajah Tunggal Tbk PT 7.75%, 12/01/16 (c) 144A	$186,500
Ireland: 4.1%
	200,000	AerCap Ireland Capital Ltd. 4.50%, 05/15/21	208,400
	360,000	Alfa Bank 7.75%, 04/28/21 Reg S	411,007
EUR	300,000	Allied Irish Banks Plc 2.75%, 04/16/19 Reg S	347,263
		Ardagh Packaging Finance Plc
	900,000	4.25%, 06/30/17 (c) Reg S	1,019,261
USD	200,000	4.63%, 05/15/19 (c) 144A	203,000
EUR	200,000	Bank of Ireland 4.25%, 06/11/19 (c) Reg S	220,936
		Gazprombank OJSC
	280,000	4.00%, 07/01/19 Reg S	317,752
USD	200,000	7.25%, 05/03/19 Reg S	213,500
	180,000	Grifols Worldwide Operations Ltd. 5.25%, 04/01/17 (c)	188,550
	200,000	Metalloinvest Finance Ltd. 5.63%, 04/17/20 144A	208,600
	250,000	Mobile Telesystems OJSC 5.00%, 05/30/23 144A	259,394
	200,000	Nomos Bank 7.25%, 04/25/18 144A	208,734
	350,000	Novatek OAO 4.42%, 12/13/22 144A	346,442
	310,000	Rosneft Oil Co. 4.20%, 03/06/22 144A	305,541
	475,000	Russian Railways 5.70%, 04/05/22 Reg S	507,915
	200,000	Sibur Securities Ltd. 3.91%, 01/31/18 144A	201,900
EUR	306,000	Smurfit Kappa Acquisitions 5.13%, 06/15/18 (c) Reg S	361,937
			5,530,132
Italy: 7.1%
	100,000	Astaldi SpA 7.13%, 12/01/16 (c) Reg S	111,776
	100,000	Autostrada Brescia Verona Vicenza Padova SpA 2.38%, 03/20/20 Reg S	114,428
	200,000	Banca Monte dei Paschi di Siena SpA 3.63%, 04/01/19 Reg S	217,635
	200,000	Banca Popolare di Milano 7.13%, 03/01/21 Reg S	240,837
	200,000	Banca Popolare Di Vicenza 5.00%, 10/25/18 Reg S	203,013
		Banco Popolare SC
	400,000	3.50%, 03/14/19 Reg S	457,224
	300,000	6.00%, 11/05/20 Reg S	347,344
	175,000	Buzzi Unicem SpA 6.25%, 09/28/18 Reg S	213,415
		Enel SpA
	300,000	6.50%, 01/10/19 (c) Reg S	357,408
USD	445,000	8.75%, 09/24/23 (c) 144A	520,427
Principal Amount			Value

Italy: (continued)
		Intesa Sanpaolo SpA
EUR	450,000	5.00%, 09/23/19 Reg S	$538,290
	300,000	6.63%, 09/13/23 Reg S	385,822
	200,000	8.05%, 06/20/18 (c)	235,683
	400,000	8.38%, 10/14/19 (c) Reg S	498,223
		Leonardo Finmeccanica SpA
	100,000	4.38%, 12/05/17	114,525
	167,000	4.88%, 03/24/25	217,271
	136,000	5.25%, 01/21/22	175,621
GBP	175,000	8.00%, 12/16/19	252,452
EUR	200,000	Mediobanca SpA 5.00%, 11/15/20	237,900
	200,000	Salini Impregilo SpA 3.75%, 06/24/21 Reg S	230,273
		Telecom Italia SpA
	850,000	5.25%, 02/10/22 † Reg S	1,096,668
	800,000	5.38%, 01/29/19 Reg S	967,263
GBP	300,000	6.38%, 06/24/19	402,192
		UniCredit SpA
EUR	300,000	5.75%, 10/28/20 (c) Reg S	346,298
	150,000	6.70%, 06/05/18 Reg S	176,910
	400,000	6.95%, 10/31/22 Reg S	497,112
	250,000	Unipol Gruppo Finanziario SpA 5.00%, 01/11/17 Reg S	276,479
	200,000	UnipolSai SpA 5.75%, 06/18/24 (c) Reg S	209,484
			9,641,973
Japan: 0.8%
USD	1,100,000	SoftBank Corp. 4.50%, 04/15/20 144A	1,133,000
Kazakhstan: 0.9%
	200,000	Halyk Savings Bank of Kazakhstan JSC 7.25%, 01/28/21 144A	218,080
		KazMunayGas National Co. JSC
	400,000	6.38%, 04/09/21 144A	440,779
	300,000	9.13%, 07/02/18 144A	329,492
	200,000	Zhaikmunai International BV 7.13%, 12/01/16 (c) 144A	185,750
			1,174,101
Luxembourg: 15.7%
	200,000	Accudyne Industries Borrower 7.75%, 12/01/16 (c) 144A	160,000
	200,000	Albea Beauty Holdings SA 8.38%, 12/01/16 (c) 144A	208,250
	220,000	Alrosa Finance SA 7.75%, 11/03/20 144A	250,372
		Altice Financing SA
EUR	100,000	5.25%, 02/15/18 (c) Reg S	114,896
USD	800,000	6.63%, 02/15/18 (c) 144A	826,000
	350,000	9.88%, 12/15/16 (c) 144A	371,437
	1,030,000	Altice SA 7.75%, 05/15/17 (c) 144A	1,078,281
		ArcelorMittal
EUR	150,000	3.00%, 04/09/21 Reg S	169,044
USD	360,000	7.25%, 02/25/22 (s) †	410,400
	375,000	7.75%, 03/01/41 (s) †	395,625
	380,000	8.00%, 10/15/39 (s)	410,400
	340,000	10.85%, 06/01/19 (s)	408,850

See Notes to Financial Statements

50

Principal Amount			Value

Luxembourg: (continued)
GBP	100,000	Cabot Financial Luxembourg SA 6.50%, 04/01/17 (c) Reg S	$119,642
EUR	150,000	Cirsa Funding Luxembourg SA 5.88%, 05/15/18 (c) Reg S	172,035
USD	200,000	Consolidated Energy Finance SA 6.75%, 12/01/16 (c) 144A	201,000
	240,000	Convatec Healthcare E SA 10.50%, 12/01/16 (c) 144A	242,700
	200,000	Cosan Luxembourg SA 7.00%, 01/20/22 (c) 144A	208,500
		CSN Resources SA
	220,000	6.50%, 07/21/20 Reg S	168,300
	200,000	6.50%, 07/21/20 144A	153,000
EUR	275,000	Dufry Finance SCA 4.50%, 07/15/17 (c) Reg S	318,367
		Evraz Group SA
USD	300,000	6.50%, 04/22/20 Reg S	308,997
	180,000	6.50%, 04/22/20 144A	185,398
		Fiat Chrysler Finance Europe
EUR	810,000	4.75%, 07/15/22 Reg S	983,552
	250,000	6.63%, 03/15/18 Reg S	295,489
	450,000	Fiat Industrial Finance Europe SA 6.25%, 03/09/18 Reg S	531,098
	100,000	Galapagos SA 5.38%, 06/15/17 (c) 144A	106,605
	200,000	Garfunkelux Holdco 3 SA 7.50%, 08/01/18 (c) Reg S	222,419
		Gazprom Neft OAO
USD	600,000	4.38%, 09/19/22 144A	593,676
	100,000	6.00%, 11/27/23 144A	106,125
		Gazprom OAO
	980,000	4.95%, 07/19/22 144A	1,008,737
	650,000	9.25%, 04/23/19 144A	743,118
	780,000	Gazprom PAO 7.29%, 08/16/37 144A	889,200
		HeidelbergCement Finance Luxembourg SA
EUR	300,000	2.25%, 03/12/19 Reg S	342,511
	540,000	8.00%, 01/31/17 Reg S	603,347
		Ineos Group Holdings SA
	400,000	5.75%, 11/30/16 (c) 144A	450,795
	100,000	5.75%, 11/30/16 (c) Reg S	112,699
USD	95,000	International Automotive Components Group SA 9.13%, 12/01/16 (c) 144A	90,488
EUR	150,000	Intralot Capital Luxembourg SA 6.00%, 05/15/17 (c) Reg S	164,512
	200,000	Matterhorn Telecom SA 3.88%, 05/01/18 (c) Reg S	221,021
USD	120,000	MHP SA 8.25%, 04/02/20 144A	118,091
	350,000	Millicom International Cellular 6.63%, 10/15/17 (c) 144A	367,517
		Minerva Luxembourg SA
	200,000	6.50%, 09/20/21 (c) 144A	196,630
	150,000	12.25%, 02/10/17 (c) Reg S	162,750
	330,000	MOL Group Finance SA 6.25%, 09/26/19 Reg S	362,970
	200,000	OAO TMK 6.75%, 04/03/20 Reg S	210,875
Principal Amount			Value

Luxembourg: (continued)
USD	200,000	Offshore Drilling Holding SA 8.38%, 09/20/17 (c) 144A	$110,000
EUR	200,000	Play Finance 2 SA 5.25%, 11/10/16 (c) Reg S	225,379
USD	300,000	Puma International Financing SA 6.75%, 02/01/17 (c) Reg S	309,816
	300,000	Rosneft Finance SA 7.88%, 03/13/18 144A	319,695
	460,000	Russian Agricultural Bank OJSC 5.30%, 12/27/17 144A	471,063
		Sberbank of Russia
	610,000	5.13%, 10/29/22 144A	615,685
	200,000	5.18%, 06/28/19 Reg S	210,830
	290,000	6.13%, 02/07/22 144A	315,775
EUR	100,000	Takko Luxembourg 2 SCA 9.88%, 11/10/16 (c) Reg S	70,649
	470,000	Telecom Italia Finance SA 7.75%, 01/24/33	679,029
	250,000	Telenet Finance V Luxembourg SCA 6.25%, 08/15/17 (c) Reg S	292,206
USD	100,000	Tonon Luxembourg SA 10.50%, 05/14/17 (c) (d) * 144A	42,500
		VTB Bank OJSC
	360,000	6.88%, 05/29/18 144A	380,479
	200,000	6.95%, 10/17/22 144A	209,417
		Wind Acquisition Finance SA
EUR	100,000	4.00%, 11/10/16 (c) Reg S	111,538
	300,000	4.00%, 11/10/16 (c) 144A	334,615
USD	400,000	6.50%, 12/01/16 (c) 144A	418,000
	585,000	7.38%, 04/23/17 (c) 144A	602,550
			21,484,945
Marshall Islands: 0.1%
	250,000	Drill Rigs Holdings, Inc. 6.50%, 12/01/16 (c) 144A	85,000
	100,000	Teekay Corp. 8.50%, 01/15/20 †	91,500
			176,500
Mauritius: 0.2%
	300,000	MTN Mauritius Investments Ltd. 4.76%, 11/11/24 144A	283,707
Mexico: 0.8%
	200,000	BBVA Bancomer SA 7.25%, 04/22/20 144A	222,000
	250,000	Grupo Elektra SAB de CV 7.25%, 11/30/16 (c) Reg S	253,375
	57,000	Servicios Corporativos Javer SAPI de CV 9.88%, 11/30/16 (c) Reg S	59,423
	170,000	Tenedora Nemak SA 5.50%, 02/28/18 (c) 144A	177,353
	200,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	156,500
	200,000	Unifin Financiera SA de CV 7.25%, 09/27/20 (c) 144A	201,800
			1,070,451

See Notes to Financial Statements

51

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Netherlands: 10.1%
USD	200,000	Access Finance BV 7.25%, 07/25/17 144A	$201,500
	200,000	Carlson Wagonlit BV 6.88%, 12/01/16 (c) 144A	207,044
	200,000	Cimpor Financial Operations BV 5.75%, 07/17/19 (c) † 144A	174,258
EUR	310,000	Constellium NV 4.63%, 05/15/17 (c) Reg S	309,935
USD	200,000	FBN Finance Co. BV 8.00%, 07/23/19 (c) 144A	156,602
EUR	320,000	Fiat Chrysler Automobiles NV 3.75%, 03/29/24 Reg S	363,482
	300,000	Gas Natural Fenosa Finance BV 4.13%, 11/18/22 (c) Reg S	340,226
	200,000	GRP Isolux Corsan Finance BV 6.63%, 04/15/17 (c) Reg S	38,431
	150,000	Grupo Antolin Dutch BV 5.13%, 06/30/18 (c) Reg S	176,146
USD	200,000	GTB Finance BV 6.00%, 11/08/18 144A	199,500
	300,000	Indo Energy Finance II BV 6.38%, 01/24/18 (c) 144A	236,270
	230,000	InterGen NV 7.00%, 06/30/18 (c) 144A	196,075
	250,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 144A	258,973
GBP	249,000	Koninklijke KPN NV 6.88%, 03/14/20 (c) Reg S	330,984
EUR	300,000	LGE HoldCo VI BV 7.13%, 05/15/19 (c) Reg S	372,894
USD	675,000	Majapahit Holding BV 7.75%, 01/20/20 144A	774,562
	400,000	Marfrig Holding Europe BV 8.00%, 06/08/19 (c) 144A	414,000
	870,000	NXP BV / NXP Funding LLC 5.75%, 03/15/18 (c) 144A	928,725
		Petrobras Global Finance BV
EUR	350,000	2.75%, 01/15/18	385,634
	1,000,000	3.25%, 04/01/19 Reg S	1,109,778
USD	550,000	4.38%, 05/20/23 †	499,812
	435,000	7.88%, 03/15/19 †	468,712
	1,630,000	Petrobras International Finance Co. 5.38%, 01/27/21	1,618,101
EUR	160,000	Portugal Telecom International Finance BV 05/08/20 Reg S	43,804
	400,000	Repsol International Finance BV 3.88%, 03/25/21 (c) Reg S	427,165
		Schaeffler Finance BV
	250,000	3.50%, 05/15/17 (c) 144A	283,292
	350,000	3.50%, 05/15/17 (c) Reg S	396,609
USD	350,000	4.25%, 05/15/17 (c) 144A	360,937
EUR	400,000	SNS Bank NV 11.25%, 11/27/19 (c) (d) * Reg S	15,347
	600,000	Telefonica Europe BV 6.50%, 09/18/18 (c) Reg S	702,792
EUR	150,000	UPC Holding BV 6.38%, 09/15/17 (c) Reg S	175,336
Principal Amount			Value

Netherlands: (continued)
		VimpelCom Holdings BV
USD	400,000	5.95%, 02/13/23 144A	$412,000
	50,000	6.25%, 03/01/17 Reg S	50,798
	400,000	6.25%, 03/01/17 144A	406,384
	240,000	VTR Finance BV 6.88%, 01/15/19 (c) 144A	251,700
	500,000	Ziggo Secured Finance BV 5.50%, 01/15/22 (c) 144A	495,000
			13,782,808
Norway: 0.3%
USD	50,000	Eksportfinans ASA 5.50%, 06/26/17	51,124
EUR	200,000	Lock AS 7.00%, 08/15/17 (c) Reg S	228,787
	130,000	Norske Skog Holding AS 8.00%, 02/24/18 (c) 144A	69,828
			349,739
Peru: 0.2%
USD	200,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) 144A	216,750
	97,000	Corp. Azucarera del Peru SA 6.38%, 08/02/17 (c) 144A	95,788
			312,538
Russia: 0.0%
	189,963	Ukrlandfarming Plc 10.88%, 03/26/18 (d) * 144A	63,638
Singapore: 0.4%
	350,000	ABJA Investment Co. Pte Ltd. 5.95%, 07/31/24 Reg S	353,535
	150,000	Bakrie Telecom Pte Ltd. 11.50%, 05/07/15 (d) (e) * Reg S	4,500
	200,000	Theta Capital Pte Ltd. 6.13%, 11/30/16 (c) Reg S	206,112
			564,147
South Africa: 0.5%
EUR	200,000	Edcon Pty Ltd. 9.50%, 11/30/16 (c) (d) * Reg S	49,329
		Eskom Holdings SOC Ltd.
USD	300,000	5.75%, 01/26/21 † 144A	302,550
	265,000	6.75%, 08/06/23 144A	274,048
			625,927
South Korea: 0.3%
	350,000	Woori Bank Co. Ltd. 6.21%, 05/02/17 (c) 144A	356,996
Spain: 0.9%
	190,000	Abengoa Finance SAU 8.88%, 11/01/17 (d) * Reg S	9,500
EUR	100,000	Abengoa SA 8.50%, 03/31/16 (d) (e) *	15,361
	100,000	Banco de Sabadell SA 2.50%, 12/05/16 Reg S	109,870
	300,000	Bankia SA 3.50%, 01/17/19 Reg S	351,692
	50,000	Bankinter SA 6.38%, 09/11/19 Reg S	63,031
USD	100,000	BBVA International Preferred SAU 5.92%, 04/18/17 (c)	100,500

See Notes to Financial Statements

52

Principal Amount			Value

Spain: (continued)
EUR	100,000	BPE Financiaciones SA 2.50%, 02/01/17	$110,267
	200,000	CaixaBank SA 5.00%, 11/14/18 (c) Reg S	232,389
	200,000	Cellnex Telecom SAU 3.13%, 07/27/22 Reg S	234,907
			1,227,517
Sri Lanka: 0.3%
USD	200,000	Bank of Ceylon 5.33%, 04/16/18 Reg S	202,000
	200,000	National Savings Bank 8.88%, 09/18/18 144A	216,680
			418,680
Sweden: 0.4%
EUR	200,000	Stena AB 6.13%, 02/01/17 Reg S	222,183
	300,000	Volvo Treasury AB 4.20%, 06/10/20 (c) Reg S	345,926
			568,109
Turkey: 1.8%
USD	400,000	Akbank TAS 4.00%, 01/24/20 144A	396,444
	200,000	Arcelik AS 5.00%, 04/03/23 144A	197,256
	200,000	Tupras Turkiye Petrol Rafinerileri AS 4.13%, 05/02/18 144A	201,760
	300,000	Turkiye Halk Bankasi AS 3.88%, 02/05/20 144A	288,197
		Turkiye Is Bankasi SA
	500,000	5.00%, 04/30/20 144A	498,750
	225,000	6.00%, 10/24/22 144A	223,777
		Turkiye Vakiflar Bankasi TAO
	200,000	3.75%, 04/15/18 144A	198,461
	200,000	6.00%, 11/01/22 144A	197,660
	270,000	Yapi ve Kredi Bankasi A/S 5.50%, 12/06/22 144A	263,046
			2,465,351
United Kingdom: 11.3%
	195,167	Afren Plc 6.63%, 12/09/16 (c) (d) (f) 144A	995
		Algeco Scotsman Global Finance Plc
	100,000	8.50%, 12/01/16 (c) † 144A	91,250
	250,000	10.75%, 12/01/16 (c) 144A	162,500
		Anglo American Capital Plc
EUR	1,000,000	2.50%, 04/29/21 Reg S	1,121,554
USD	100,000	2.63%, 09/27/17 144A	100,380
	400,000	4.88%, 05/14/25 144A	409,000
		AngloGold Ashanti Holdings Plc
	175,000	5.13%, 08/01/22 †	179,689
	137,000	5.38%, 04/15/20	142,138
GBP	100,000	Arqiva Broadcast Finance Plc 9.50%, 03/31/17 (c) Reg S	132,193
	35,226	Bakkavor Finance 2 Plc 8.25%, 11/30/16 (c) Reg S	43,957
Principal Amount			Value

United Kingdom: (continued)
		Barclays Bank Plc
EUR	150,000	4.75%, 03/15/20 (c) Reg S	$157,028
GBP	450,000	14.00%, 06/15/19 (c) Reg S	678,426
	200,000	Boparan Finance Plc 5.50%, 07/15/17 (c) Reg S	224,035
USD	200,000	CEVA Group Plc 7.00%, 03/01/17 (c) 144A	163,000
GBP	149,000	Co-operative Group Holdings Ltd. 6.88%, 07/08/20 (s) Reg S	207,928
	100,000	Elli Finance UK Plc 8.75%, 11/30/16 (c) Reg S	109,898
USD	200,000	EnQuest Plc 7.00%, 04/15/17 (c) 144A	128,375
GBP	175,000	Enterprise Inns 6.50%, 12/06/18	234,512
	255,000	HBOS Capital Funding LP 6.46%, 11/30/18 (c) Reg S	332,539
	100,000	Heathrow Finance Plc 7.13%, 03/01/17 Reg S	124,553
USD	200,000	Inmarsat Finance Plc 4.88%, 05/15/17 (c) 144A	189,620
EUR	150,000	International Personal Finance Plc 5.75%, 04/07/21 Reg S	151,276
GBP	150,000	Iron Mountain Europe Plc 6.13%, 09/15/17 (c) Reg S	192,292
	480,000	Jaguar Land Rover Plc 5.00%, 02/15/22 144A	636,856
USD	300,000	KCA Deutag Finance Plc 7.25%, 05/15/17 (c) 144A	259,500
GBP	100,000	Ladbrokes Group Finance Plc 5.13%, 09/16/22 Reg S	129,950
EUR	250,000	Lincoln Finance Ltd. 6.88%, 04/15/18 (c) Reg S	298,906
USD	450,000	Lloyds TSB Bank Plc 12.00%, 12/16/24 (c) 144A	614,812
		Lynx I Corp.
GBP	126,900	6.00%, 04/15/17 (c) 144A	162,485
	585,000	6.00%, 04/15/17 (c) Reg S	749,045
	200,000	Lynx II Corp. 7.00%, 04/15/18 (c) 144A	259,044
	100,000	Matalan Finance Plc 6.88%, 11/10/16 (c) 144A	93,528
	100,000	New Look Secured Issuer Plc 6.50%, 06/24/18 (c) Reg S	109,981
	100,000	Odeon & UCI Finco Plc 9.00%, 11/10/16 (c) Reg S	125,692
	150,000	Old Mutual Plc 8.00%, 06/03/21 Reg S	206,988
USD	200,000	Oschadbank 9.63%, 03/20/25 (s) 144A	194,500
EUR	300,000	OTE Plc 3.50%, 07/09/20 Reg S	334,868
USD	200,000	Polyus Gold International Ltd. 5.63%, 04/29/20 144A	207,942
EUR	100,000	PPC Finance Plc 5.50%, 11/10/16 (c) Reg S	93,840
GBP	100,000	Premier Foods Investments Plc 6.50%, 03/15/17 (c) Reg S	121,480

See Notes to Financial Statements

53

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

United Kingdom: (continued)
		Royal Bank of Scotland Group Plc
EUR	300,000	3.62%, 03/25/19 (c) Reg S	$326,991
	250,000	4.35%, 01/23/17	276,597
USD	300,000	5.13%, 05/28/24	297,475
	475,000	6.13%, 12/15/22	502,165
EUR	250,000	6.93%, 04/09/18	296,895
GBP	100,000	Stonegate Pub Company Financing Plc 5.75%, 11/30/16 (c) Reg S	125,704
	100,000	Stretford 79 Plc 6.75%, 07/15/19 (c) Reg S	113,879
EUR	200,000	Synlab Bondco Plc 6.25%, 07/01/18 (c) Reg S	237,897
	800,000	Tesco Corporate Treasury Services Plc 1.38%, 07/01/19 Reg S	886,131
		Tesco Plc
GBP	320,000	6.13%, 02/24/22	441,692
USD	100,000	6.15%, 11/15/37 144A	100,249
GBP	100,000	Thames Water Kemble Finance Plc 7.75%, 04/01/19 Reg S	137,891
EUR	200,000	Thomas Cook Finance Plc 7.75%, 11/30/16 (c) Reg S	226,301
GBP	100,000	Travis Perkins Plc 4.38%, 09/15/21 Reg S	126,260
USD	250,000	Tullow Oil Plc 6.00%, 12/01/16 (c) 144A	233,750
GBP	100,000	Twinkle Pizza Plc 6.63%, 08/01/17 (c) Reg S	120,605
USD	645,000	Vedanta Resources Plc 6.00%, 01/31/19 † 144A	646,677
	220,000	Virgin Media Finance Plc 4.88%, 02/15/22	191,484
GBP	100,000	Voyage Care Bondco Plc 6.50%, 11/30/16 (c) Reg S	123,531
	125,000	William Hill Plc 4.25%, 06/05/20 Reg S	160,040
			15,448,769
United States: 4.7%
USD	300,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	332,250
	200,000	Ashtead Capital, Inc. 6.50%, 07/15/17 (c) 144A	210,750
	235,000	Calfrac Holdings LP 7.50%, 12/01/16 (c) 144A	172,725
	260,000	Case New Holland, Inc. 7.88%, 12/01/17	276,250
	73,593	CEDC Finance Corporation International, Inc. 10.00%, 12/01/16 (c)	24,654
		Cemex Finance LLC
	685,000	6.00%, 04/01/19 (c) † 144A	710,687
	625,000	9.38%, 10/12/17 (c) 144A	685,937
	250,000	Cott Beverages, Inc. 5.38%, 07/01/17 (c)	254,688
Principal Amount			Value

United States: (continued)
EUR	160,000	Deutsche Bank Contingent Capital Trust IV 8.00%, 05/15/18 (c) Reg S	$175,310
USD	730,000	Fresenius Medical Care US Finance, Inc. 5.75%, 02/15/21 144A	819,425
	355,000	RBS Capital Trust II 6.43%, 01/03/34 (c)	376,300
	1,180,000	Reynolds Group Issuer, Inc. 5.75%, 12/01/16 (c)	1,212,485
	207,969	Rio Oil Finance Trust 9.25%, 07/06/24 144A	201,730
	900,000	ZF North America Capital, Inc. 4.50%, 04/29/22 144A	956,250
			6,409,441
Venezuela: 1.3%
		Petroleos de Venezuela SA
	285,000	5.38%, 04/12/27 Reg S	104,966
	345,000	5.50%, 04/12/37 Reg S	127,305
	400,000	6.00%, 05/16/24 144A	151,500
	306,667	8.50%, 11/02/17 Reg S	223,867
	153,333	8.50%, 11/02/17 144A	111,933
	90,000	9.00%, 11/17/21 Reg S	44,888
	825,000	9.00%, 11/17/21 144A	411,469
	700,000	9.75%, 05/17/35 144A	314,300
	465,000	12.75%, 02/17/22 144A	277,838
			1,768,066
Total Corporate Bonds (Cost: $138,021,913)			131,042,715
GOVERNMENT OBLIGATIONS: 1.1%
Azerbaijan: 0.3%
USD	400,000	State Oil Company of the Azerbaijan Republic 4.75%, 03/13/23 Reg S	399,286
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/21 Reg S	214,300
Trinidad and Tobago: 0.2%
	237,500	Petroleum Co. of Trinidad & Tobago Ltd. 6.00%, 05/08/22 144A	238,984
Turkey: 0.3%
	400,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	416,716
United Kingdom: 0.1%
	200,000	Ukreximbank 9.75%, 01/22/25 144A	193,500
Total Government Obligations (Cost: $1,431,211)			1,462,786

See Notes to Financial Statements

54

Number of Shares			Value

MONEY MARKET FUND: 1.1% (Cost: $1,549,834)
	1,549,834	Dreyfus Government Cash Management Fund	$1,549,834
Total Investments Before Collateral for Securities Loaned: 98.1% (Cost: $141,002,958)			134,055,335

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.7%
Repurchase Agreements: 6.7%
USD	2,152,906	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $2,152,926; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $2,195,964 including accrued interest)	2,152,906
	2,152,906	Repurchase agreement dated 10/31/16 with Credit Agricole CIB, 0.34%, due 11/1/16, proceeds $2,152,926; (collateralized by various U.S. government and agency obligations, 2.00% to 3.50%, due 2/15/25 to 7/20/46, valued at $2,195,964 including accrued interest)	2,152,906
	2,152,906	Repurchase agreement dated 10/31/16 with Daiwa Capital Markets America, Inc., 0.34%, due 11/1/16, proceeds $2,152,926; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/10/16 to 2/1/49, valued at $2,195,964 including accrued interest)	2,152,906
Principal Amount			Value

Repurchase Agreements: (continued)
USD	447,123	Repurchase agreement dated 10/31/16 with Deutsche Bank Securities, Inc., 0.36%, due 11/1/16, proceeds $447,127; (collateralized by various U.S. government and agency obligations, 1.38% to 1.63%, due 6/30/20 to 1/31/21, valued at $456,066 including accrued interest)	$447,123
	2,152,906	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $2,152,926; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $2,195,964 including accrued interest)	2,152,906
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $9,058,747)			9,058,747
Total Investments: 104.8% (Cost: $150,061,705)			143,114,082
Liabilities in excess of other assets: (4.8)%			(6,494,482)
NET ASSETS: 100.0%			$136,619,600

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(e)	Security in principal default
(f)	On the last coupon date only partial interest was paid
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond — coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,685,726.

See Notes to Financial Statements

55

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $59,147,828, or 43.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	12.8%	$17,207,080
Communications	16.4	21,992,636
Consumer, Cyclical	8.4	11,310,323
Consumer, Non-cyclical	8.0	10,723,474
Diversified	0.9	1,154,103
Energy	13.4	18,001,452
Financial	24.5	32,859,639
Government	1.1	1,462,786
Industrial	8.3	11,103,301
Technology	0.9	1,136,849
Utilities	4.1	5,553,858
Money Market Fund	1.2	1,549,834
	100.0%	$134,055,335

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$131,042,715	$—	$131,042,715
Government Obligations*	—	1,462,786	—	1,462,786
Money Market Fund	1,549,834	—	—	1,549,834
Repurchase Agreements	—	9,058,747	—	9,058,747
Total	$1,549,834	$141,564,248	$—	$143,114,082

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

56

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 99.5%
Australia: 6.6%
	Australia & New Zealand Banking Group Ltd.
$325,000	1.38%, 05/15/18	$325,724
250,000	1.57%, 11/16/18 144A	251,363
1,020,000	Commonwealth Bank of Australia 1.25%, 03/12/18 144A	1,019,376
600,000	Macquarie Bank Ltd. 1.65%, 03/24/17 144A	600,887
	National Australia Bank Ltd.
200,000	1.12%, 06/30/17 144A	200,064
750,000	1.66%, 01/14/19 144A	755,011
1,950,000	Westpac Banking Corp. 1.66%, 08/19/21	1,957,652
		5,110,077
British Virgin Islands: 1.4%
270,000	CNPC General Capital Ltd. 1.72%, 05/14/17 144A	270,124
	Sinopec Group Overseas Development 2014 Ltd.
180,000	1.66%, 04/10/17 144A	180,056
600,000	1.80%, 04/10/19 144A	601,220
		1,051,400
Canada: 4.3%
160,000	Bank of Montreal 1.50%, 07/31/18	160,497
515,000	Bank of Nova Scotia 1.71%, 01/15/19	518,948
150,000	Enbridge, Inc. 1.29%, 06/02/17 †	149,835
1,200,000	Royal Bank of Canada 1.36%, 03/06/20	1,200,622
	Toronto-Dominion Bank
1,015,000	1.44%, 04/30/18 †	1,017,869
300,000	1.87%, 04/07/21	304,895
		3,352,666
China / Hong Kong: 0.2%
150,000	Industrial & Commercial Bank of China Ltd. 2.01%, 11/13/17	150,488
France: 2.3%
75,000	BNP Paribas SA 1.25%, 05/07/17	75,048
105,000	BPCE SA 1.49%, 06/17/17	105,177
	Credit Agricole SA
100,000	1.39%, 06/12/17 144A	100,153
850,000	1.68%, 04/15/19 144A	853,041
500,000	Societe Generale SA 2.21%, 04/08/21 144A	508,008
150,000	Total Capital International SA 1.38%, 08/10/18	150,402
		1,791,829
Germany: 0.8%
	Deutsche Bank AG
225,000	1.30%, 05/30/17	223,476
300,000	1.43%, 02/13/17	299,096
100,000	1.50%, 02/13/18	98,191
		620,763
Principal Amount		Value

Guernsey: 0.9%
$700,000	Credit Suisse Group Funding Guernsey Ltd. 3.17%, 04/16/21 144A	$728,141
Japan: 6.3%
	Mitsubishi UFJ Financial Group, Inc.
700,000	1.91%, 09/13/21	701,686
850,000	2.72%, 03/01/21	882,865
	Mizuho Bank Ltd.
100,000	1.31%, 04/16/17 144A	100,071
325,000	1.31%, 09/25/17 144A	325,624
360,000	1.50%, 03/26/18 144A	359,589
1,000,000	Mizuho Financial Group, Inc. 1.99%, 09/13/21	1,003,347
	Sumitomo Mitsui Banking Corp.
100,000	1.13%, 05/02/17	100,040
350,000	1.46%, 01/16/18	350,373
600,000	1.99%, 07/14/21	602,290
480,000	The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.39%, 03/05/18 144A	479,782
		4,905,667
Luxembourg: 0.8%
575,000	Actavis Funding SCS 2.10%, 03/12/20	584,693
Netherlands: 1.9%
150,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA 1.20%, 04/28/17	150,084
600,000	ING Bank NV 2.00%, 03/22/19 144A	607,672
674,000	Shell International Finance BV 1.27%, 05/11/20	675,092
		1,432,848
Norway: 0.6%
	Statoil ASA
341,000	1.11%, 05/15/18	340,891
125,000	1.25%, 11/08/18	125,413
		466,304
Singapore: 0.7%
500,000	DBS Group Holdings Ltd. 1.38%, 07/16/19 144A	499,897
South Korea: 0.5%
180,000	Hyundai Capital Services, Inc. 1.66%, 03/18/17 144A	180,172
200,000	Kookmin Bank 1.76%, 01/27/17 144A	200,221
		380,393
Spain: 0.1%
100,000	Telefonica Emisiones SAU 1.51%, 06/23/17	99,922
Sweden: 1.1%
250,000	Nordea Bank AB 1.21%, 04/04/17 144A	250,181
600,000	Svenska Handelsbanken AB 1.32%, 09/06/19	600,927
		851,108

See Notes to Financial Statements

57

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Switzerland: 2.9%
$590,000	Credit Suisse 1.32%, 05/26/17	$590,124
	UBS AG
1,130,000	1.46%, 08/14/19	1,134,024
540,000	1.56%, 03/26/18	542,237
		2,266,385
United Kingdom: 4.9%
200,000	Barclays Bank Plc 1.38%, 02/17/17	200,227
700,000	Barclays Plc 2.92%, 08/10/21	717,248
220,000	BP Capital Markets Plc 1.49%, 09/26/18	221,077
400,000	HSBC Bank Plc 1.46%, 05/15/18 144A	400,190
	HSBC Holdings Plc
900,000	2.49%, 05/25/21	917,406
600,000	3.08%, 03/08/21	626,650
110,000	Lloyds Bank Plc 1.37%, 03/16/18	109,811
	Standard Chartered Plc
200,000	1.18%, 09/08/17 144A	199,577
400,000	1.94%, 08/19/19 144A	402,772
		3,794,958
United States: 63.2%
	American Express Credit Corp.
155,000	1.11%, 06/05/17	155,156
1,525,000	1.41%, 03/18/19	1,529,098
250,000	American Honda Finance Corp. 1.16%, 12/11/17	250,576
180,000	Amgen, Inc. 1.19%, 05/22/17	180,265
340,000	Anheuser-Busch InBev Finance, Inc. 2.02%, 02/01/21	348,840
	Apple, Inc.
1,020,000	1.01%, 05/03/18	1,022,558
1,304,000	1.04%, 02/07/20	1,302,907
750,000	1.09%, 05/06/19	752,287
649,000	AT&T, Inc. 1.77%, 06/30/20	652,208
	Bank of America Corp.
750,000	1.72%, 04/01/19	752,602
1,350,000	1.92%, 01/15/19	1,359,754
	Berkshire Hathaway Finance Corp.
300,000	1.17%, 01/12/18	300,947
400,000	1.54%, 03/15/19	405,226
	Chevron Corp.
140,000	0.99%, 11/15/17	140,164
410,000	1.01%, 03/02/18	409,969
	Cisco Systems, Inc.
505,000	1.12%, 03/03/17	505,595
128,000	1.16%, 06/15/18	128,393
430,000	1.34%, 03/01/19	432,552
	Citigroup, Inc.
540,000	1.28%, 05/01/17	540,446
935,000	1.76%, 06/07/19	939,646
1,900,000	1.95%, 08/02/21	1,915,244
2,200,000	2.22%, 03/30/21	2,243,615
Principal Amount		Value

United States: (continued)
$500,000	CoBank ACB 1.45%, 06/15/17 (c)	$475,051
400,000	ConocoPhillips Co. 1.72%, 05/15/22	394,530
300,000	Daimler Finance North America LLC 1.20%, 03/10/17 144A	300,224
	Exxon Mobil Corp.
800,000	1.00%, 03/15/19	799,876
150,000	1.21%, 03/06/22	148,808
500,000	Ford Motor Credit Co. LLC 1.68%, 03/12/19	500,453
	General Electric Capital Corp.
932,000	1.16%, 05/05/26	905,417
645,000	1.85%, 03/15/23	658,059
300,000	Glencore Funding LLC 2.24%, 01/15/19 144A	301,125
	Goldman Sachs Group, Inc.
750,000	1.90%, 10/23/19	754,396
850,000	1.92%, 11/15/18	857,313
2,000,000	2.04%, 03/23/20 (c)	2,012,730
1,300,000	2.05%, 08/15/20 (c)	1,310,185
1,594,000	2.24%, 03/23/21 (c)	1,615,055
931,000	2.43%, 11/29/23	945,742
	International Business Machines Corp.
180,000	0.98%, 02/06/18	180,444
680,000	1.19%, 02/12/19	683,563
550,000	1.37%, 11/06/21	550,845
	JPMorgan Chase & Co.
1,250,000	1.78%, 01/25/18	1,257,129
1,269,000	1.84%, 01/23/20 †	1,281,870
200,000	1.93%, 05/07/21 (c)	201,981
1,500,000	2.32%, 02/01/21 (c)	1,541,355
450,000	Medtronic, Inc. 1.65%, 03/15/20	456,148
	Merck & Co., Inc.
215,000	1.16%, 05/18/18	216,111
600,000	1.18%, 02/10/20	603,358
110,000	Metropolitan Life Global Funding I 1.26%, 04/10/17 144A	110,146
	Morgan Stanley
333,000	1.62%, 07/23/19	333,657
720,000	1.73%, 01/24/19	723,788
278,000	2.03%, 01/27/20	280,901
2,300,000	2.28%, 04/21/21	2,344,155
220,000	NBCUniversal Enterprise, Inc. 1.56%, 04/15/18 144A	221,571
600,000	Nissan Motor Acceptance Corp. 1.38%, 09/13/19 144A	599,943
	Oracle Corp.
165,000	1.07%, 07/07/17	165,166
350,000	1.39%, 10/08/19	352,554
385,000	1.46%, 01/15/19	388,307
195,000	Pfizer, Inc. 1.15%, 06/15/18	195,788
400,000	Roche Holdings, Inc. 1.18%, 09/30/19 144A	400,755
126,000	State Street Corp. 1.70%, 08/18/20	127,232

See Notes to Financial Statements

58

Principal Amount		Value

United States: (continued)
$135,000	The Bank of New York Mellon Corp. 1.32%, 08/01/18	$135,502
	Toyota Motor Credit Corp.
550,000	1.22%, 03/12/20	549,075
350,000	1.34%, 07/13/18	351,296
450,000	US Bancorp 1.31%, 10/15/18 (c)	451,084
	Verizon Communications, Inc.
550,000	1.63%, 06/17/19	554,997
500,000	2.61%, 09/14/18	513,540
400,000	Wachovia Corp. 1.12%, 06/15/17	400,186
	Wells Fargo & Co.
2,250,000	1.51%, 04/23/18	2,257,760
650,000	1.57%, 01/30/20	649,094
650,000	1.76%, 07/22/20	652,305
850,000	2.18%, 03/04/21	867,283
		48,845,901
Total Floating Rate Notes (Cost: $76,868,911)		76,933,440

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $264,603)
264,603	Dreyfus Government Cash Management Fund	264,603
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $77,133,514)		77,198,043
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 2.3%
Repurchase Agreements: 2.3%
$789,763	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $789,770; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $805,558 including accrued interest)	$789,763
1,000,000	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $1,000,009; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,789,763)		1,789,763
Total Investments: 102.2% (Cost: $78,923,277)		78,987,806
Liabilities in excess of other assets: (2.2)%		(1,676,810)
NET ASSETS: 100.0%		$77,310,996

(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $1,738,571.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,006,956, or 15.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.4%	$301,125
Communications	4.0	3,108,778
Consumer, Cyclical	2.7	2,051,114
Consumer, Non-cyclical	3.9	2,985,958
Energy	6.0	4,607,457
Financial	75.7	58,480,377
Technology	7.0	5,398,631
Money Market Fund	0.3	264,603
	100.0%	$77,198,043

See Notes to Financial Statements

59

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$76,933,440	$—	$76,933,440
Money Market Funds	264,603	—	—	264,603
Repurchase Agreements	—	1,789,763	—	1,789,763
Total	$264,603	$78,723,203	$—	$78,987,806

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

60

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount			Value

CORPORATE BONDS: 2.5%
Brazil: 0.3%
BRL	7,841,000	Banco do Brasil SA 9.75%, 07/18/17 Reg S	$2,417,921
	569,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17 Reg S	178,832
	12,911,000	Concessionaria Ecovias dos Imigrantes SA (TIPS) 5.52%, 04/15/24	4,902,421
			7,499,174
Colombia: 0.5%
COP	15,452,000,000	Empresas Publicas de Medellin ESP 8.38%, 02/01/21 Reg S	5,117,589
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter 7.88%, 05/12/24 (c) Reg S	6,141,038
			11,258,627
Germany: 0.6%
		KFW
ZAR	25,500,000	7.88%, 01/15/20	1,889,260
TRY	6,150,000	9.25%, 05/22/20 Reg S	1,977,726
	12,863,000	10.00%, 03/06/19	4,213,878
ZAR	98,300,000	Landwirtschaftliche Rentenbank 6.00%, 03/18/19 Reg S	7,018,463
			15,099,327
Mexico: 0.3%
		Petroleos Mexicanos
MXN	28,330,000	7.19%, 09/12/24 Reg S	1,381,017
	109,600,000	7.65%, 11/24/21 Reg S	5,664,294
			7,045,311
South Africa: 0.8%
		Eskom Holdings Ltd.
ZAR	11,000,000	7.50%, 09/15/33	632,351
	25,350,000	7.85%, 04/02/26	1,663,125
	68,800,000	9.25%, 04/20/18	5,169,285
	77,330,000	9.50%, 08/18/27 ^	1,545,711
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,439,567
	100,800,000	10.80%, 11/06/23	7,673,166
	5,000,000	13.50%, 04/18/28	424,217
			18,547,422
Total Corporate Bonds (Cost: $81,343,264)			59,449,861
GOVERNMENT OBLIGATIONS: 92.4%
Brazil: 8.2%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24	781,291
	4,560,000	10.25%, 01/10/28	1,490,784
	2,860,000	12.50%, 01/05/22	1,010,669
		Letra do Tesouro Nacional
	62,079,000	10.55%, 01/01/18 ^	17,162,598
	31,150,000	11.37%, 07/01/20 ^	6,638,177
	6,950,000	11.48%, 10/01/18 ^	1,783,392
	88,150,000	12.25%, 01/01/20 ^	19,802,836
	32,500,000	12.46%, 04/01/18 ^	8,759,812
Principal Amount			Value

Brazil: (continued)
BRL	44,040,000	13.23%, 07/01/18 ^	$11,575,835
	115,250,000	14.20%, 01/01/19 ^	28,874,078
	44,700,000	14.36%, 07/01/19 ^	10,617,713
		Nota do Tesouro Nacional, Series F
	5,000,000	10.00%, 01/01/18	1,550,468
	9,650,000	10.00%, 01/01/19	2,972,688
	90,918,000	10.00%, 01/01/23	27,186,172
	57,210,000	10.00%, 01/01/25	16,910,386
	24,160,000	10.00%, 01/01/27	7,041,180
	96,456,000	10.17%, 01/01/21	29,361,549
			193,519,628
Chile: 3.0%
CLP	450,000,000	Bonos del Banco Central de Chile en Pesos 4.50%, 06/01/20	705,031
	43,537,500,000	Chilean Government International Bonds 5.50%, 08/05/20	70,972,016
			71,677,047
Colombia: 5.0%
COP	587,000,000	Colombian Government International Bonds 7.75%, 04/14/21	208,160
		Colombian TES
	53,388,000,000	7.50%, 08/26/26	18,046,971
	45,120,000,000	7.75%, 09/18/30	15,474,413
	6,870,000,000	Republic of Colombia 9.85%, 06/28/27	2,777,538
		Titulos de Tesoreria
	2,396,700,000	5.00%, 11/21/18	783,388
	37,586,700,000	6.00%, 04/28/28	11,228,809
	30,007,200,000	7.00%, 09/11/19	10,174,598
	54,197,200,000	7.00%, 05/04/22	18,261,881
	60,790,800,000	10.00%, 07/24/24	23,894,492
	43,701,700,000	11.00%, 07/24/20	16,672,460
			117,522,710
Hungary: 4.7%
		Hungarian Government Bonds
HUF	120,000,000	2.00%, 10/30/19	436,544
	1,272,260,000	2.50%, 06/22/18	4,665,482
	1,564,640,000	2.50%, 10/27/21	5,753,753
	1,492,600,000	3.00%, 06/26/24	5,452,456
	4,065,300,000	3.50%, 06/24/20	15,495,633
	2,372,220,000	4.00%, 04/25/18	8,888,958
	1,022,090,000	5.50%, 12/20/18	3,999,170
	3,121,530,000	5.50%, 06/24/25	13,392,729
	3,005,050,000	6.00%, 11/24/23	13,213,219
	4,456,670,000	6.50%, 06/24/19	18,081,600
	398,580,000	6.75%, 11/24/17	1,513,731
	2,178,530,000	7.00%, 06/24/22	9,817,104
	2,602,720,000	7.50%, 11/12/20	11,420,093
			112,130,472
Indonesia: 8.5%
		Indonesian Treasury Bonds
IDR	75,140,000,000	5.63%, 05/15/23	5,305,927
	76,116,000,000	6.12%, 05/15/28	5,182,818

See Notes to Financial Statements

61

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Indonesia: (continued)
IDR	117,583,000,000	6.63%, 05/15/33	$8,019,858
	41,562,000,000	7.00%, 05/15/22	3,180,092
	61,921,000,000	7.00%, 05/15/27	4,650,752
	288,223,000,000	8.25%, 07/15/21	23,208,137
	103,574,000,000	8.25%, 06/15/32	8,351,233
	135,600,000,000	8.25%, 05/15/36	10,848,000
	357,763,000,000	8.37%, 03/15/24	29,201,226
	326,502,000,000	8.38%, 09/15/26	26,710,931
	249,229,000,000	8.38%, 03/15/34	20,065,532
	177,000,000,000	8.75%, 05/15/31	15,176,176
	268,292,000,000	9.00%, 03/15/29	22,854,580
	77,811,000,000	9.50%, 07/15/31	6,865,413
	52,342,000,000	10.50%, 08/15/30	4,940,956
	58,289,000,000	11.00%, 09/15/25	5,507,122
			200,068,753
Malaysia: 7.5%
		Malaysian Government Bonds
MYR	30,739,000	3.26%, 03/01/18	7,390,813
	38,745,000	3.42%, 08/15/22	9,191,034
	48,371,000	3.48%, 03/15/23	11,525,039
	11,080,000	3.49%, 03/31/20	2,660,576
	45,255,000	3.58%, 09/28/18	10,942,540
	16,836,000	3.65%, 10/31/19	4,067,385
	48,841,000	3.66%, 10/15/20	11,769,412
	4,322,000	3.73%, 06/15/28	1,013,168
	11,550,000	3.80%, 09/30/22	2,795,061
	17,150,000	3.80%, 08/17/23	4,154,204
	900,000	3.84%, 04/15/33	203,887
	31,907,000	3.89%, 07/31/20	7,769,313
	6,200,000	3.89%, 03/15/27	1,480,890
	7,350,000	3.90%, 11/30/26	1,794,662
	38,323,000	3.96%, 09/15/25	9,277,199
	47,182,000	4.05%, 09/30/21	11,569,994
	20,500,000	4.07%, 09/30/26	5,021,156
	32,852,000	4.16%, 07/15/21	8,111,257
	58,212,000	4.18%, 07/15/24	14,316,669
	16,950,000	4.23%, 06/30/31	4,137,804
	31,458,000	4.24%, 02/07/18	7,663,199
	14,380,000	4.25%, 05/31/35	3,403,425
	65,677,000	4.38%, 11/29/19	16,227,464
	27,525,000	4.39%, 04/15/26	6,869,768
	39,354,000	4.50%, 04/15/30	9,726,536
	21,683,000	5.73%, 07/30/19	5,516,248
			178,598,703
Mexico: 8.6%
		Mexican Government International Bonds
MXN	287,107,500	4.75%, 06/14/18	15,109,983
	274,268,000	5.00%, 12/11/19	14,280,952
	499,000	5.00%, 06/15/17	26,529
	58,100,000	5.75%, 03/05/26	2,985,001
	358,632,000	6.50%, 06/10/21	19,508,074
	120,880,000	6.50%, 06/09/22	6,583,925
	208,878,300	7.50%, 06/03/27	12,083,233
	186,680,000	7.75%, 11/23/34	11,020,229
	277,443,800	7.75%, 11/13/42	16,556,406
	162,080,000	7.75%, 12/14/17	8,867,230
	201,553,000	7.75%, 05/29/31	11,856,343
Principal Amount			Value

Mexico: (continued)
MXN	129,505,900	8.00%, 06/11/20	$7,372,144
	148,900,000	8.00%, 12/07/23	8,785,698
	270,759,700	8.50%, 12/13/18	15,251,599
	172,080,000	8.50%, 05/31/29	10,714,040
	155,863,900	8.50%, 11/18/38	9,942,132
	401,933,200	10.00%, 12/05/24	26,615,938
	81,351,000	10.00%, 11/20/36	5,879,449
			203,438,905
Peru: 3.0%
		Peruvian Government Bonds
PEN	42,113,000	5.70%, 08/12/24	12,860,621
	35,500,000	6.35%, 08/12/28	10,895,838
	29,608,000	6.90%, 08/12/37	9,515,518
	46,226,000	6.95%, 08/12/31	14,988,615
	21,858,000	7.84%, 08/12/20	7,212,880
	40,375,000	8.20%, 08/12/26	14,277,537
	30,000	8.60%, 08/12/17	9,233
			69,760,242
Philippines: 2.9%
		Philippine Government International Bonds
PHP	721,000,000	3.90%, 11/26/22	14,778,099
	1,103,500,000	4.95%, 01/15/21	23,529,635
	1,297,500,000	6.25%, 01/14/36	31,015,669
			69,323,403
Poland: 9.4%
		Polish Government Bonds
PLN	93,729,000	1.50%, 04/25/20	23,297,402
	73,330,000	1.75%, 07/25/21	18,068,765
	28,700,000	1.78%, 10/25/18 ^	7,043,289
	60,600,000	2.00%, 04/25/21	15,168,484
	75,481,000	2.50%, 07/25/18	19,469,317
	95,188,000	2.50%, 07/25/26	22,993,760
	83,759,000	3.25%, 07/25/19	22,037,096
	77,235,000	3.25%, 07/25/25	19,965,891
	34,314,000	3.75%, 04/25/18	8,992,947
	47,853,000	4.00%, 10/25/23	12,990,226
	41,365,000	5.25%, 10/25/20	11,690,052
	42,939,000	5.50%, 10/25/19	11,994,140
	46,045,000	5.75%, 10/25/21	13,480,609
	49,787,000	5.75%, 09/23/22	14,716,566
			221,908,544
Romania: 3.2%
		Romanian Government Bonds
RON	32,325,000	2.50%, 04/29/19	8,105,289
	25,290,000	3.25%, 01/17/18	6,355,332
	9,620,000	3.25%, 03/22/21	2,444,209
	23,600,000	4.75%, 06/24/19 †	6,239,740
	35,395,000	4.75%, 02/24/25	9,681,380
	32,210,000	5.60%, 11/28/18	8,580,977
	41,750,000	5.75%, 04/29/20	11,526,044
	8,570,000	5.80%, 07/26/27	2,529,645
	38,740,000	5.85%, 04/26/23	11,145,129
	35,820,000	5.95%, 06/11/21	10,131,307
			76,739,052

See Notes to Financial Statements

62

Principal Amount			Value

Russia: 4.9%
		Russian Federal Bonds
RUB	259,796,000	6.20%, 01/31/18	$3,989,341
	529,140,000	6.40%, 05/27/20	7,829,749
	695,140,000	6.70%, 05/15/19	10,566,799
	405,150,000	6.80%, 12/11/19	6,101,633
	576,509,000	7.00%, 01/25/23	8,483,553
	602,773,000	7.00%, 08/16/23	8,843,485
	1,122,350,000	7.05%, 01/19/28	16,071,091
	724,371,000	7.50%, 03/15/18	11,336,886
	375,329,000	7.50%, 02/27/19	5,818,526
	550,990,000	7.50%, 08/18/21	8,353,293
	422,250,000	7.60%, 04/14/21	6,430,150
	525,055,000	7.60%, 07/20/22	7,950,648
	5,000,000	7.85%, 03/10/18 Reg S	78,052
	805,024,000	8.15%, 02/03/27	12,550,429
	58,156,000	8.50%, 09/17/31	921,187
			115,324,822
South Africa: 6.7%
		South African Government Bonds
ZAR	210,382,000	6.25%, 03/31/36	11,368,727
	182,102,000	6.50%, 02/28/41	9,815,207
	18,686,000	6.75%, 03/31/21	1,317,133
	296,305,000	7.00%, 02/28/31	18,321,572
	19,300,000	7.25%, 01/15/20	1,404,001
	78,187,000	7.75%, 02/28/23	5,623,578
	176,440,000	8.00%, 01/31/30	11,987,320
	265,853,000	8.25%, 03/31/32	18,187,835
	215,310,000	8.50%, 01/31/37	14,755,103
	266,448,000	8.75%, 01/31/44	18,518,457
	310,500,000	8.75%, 02/28/48	21,520,247
	316,965,000	10.50%, 12/21/26	26,060,835
			158,880,015
Supranational: 6.9%
TRY	2,225,000	African Development Bank
		4.55%, 12/21/17	679,365
		European Bank for Reconstruction & Development

IDR	147,100,000,000	7.38%, 04/15/19	11,418,874
TRY	25,377,000	8.00%, 10/11/18	8,074,550
IDR	46,500,000,000	9.25%, 12/02/20	3,897,967
		European Investment Bank
MXN	55,900,000	4.00%, 02/25/20 Reg S	2,868,191
PLN	31,700,000	4.25%, 10/25/22	8,894,621
IDR	46,700,000,000	5.20%, 03/01/22 Reg S	3,395,986
TRY	1,997,000	5.25%, 09/03/18 Reg S	606,656
IDR	20,100,000,000	6.95%, 02/06/20 Reg S	1,524,599
	29,900,000,000	7.20%, 07/09/19 Reg S	2,324,136
ZAR	45,040,000	7.50%, 01/30/19	3,305,787
	117,060,000	7.50%, 09/10/20 Reg S	8,520,162
	174,570,000	8.13%, 12/21/26	12,575,514
TRY	36,991,000	8.50%, 07/25/19	11,821,578
ZAR	10,500,000	8.50%, 09/17/24 Reg S	778,554
TRY	24,000,000	8.75%, 09/18/21 Reg S	7,616,864
ZAR	26,390,000	9.00%, 12/21/18 Reg S	1,991,469
TRY	2,300,000	9.13%, 10/07/20 Reg S	740,972
Principal Amount			Value

Supranational: (continued)
BRL	24,600,000	9.24%, 08/27/21 ^	$5,309,531
TRY	4,800,000	9.25%, 07/20/18	1,560,498
BRL	15,410,000	9.52%, 10/22/19 ^	3,756,548
TRY	3,050,000	10.75%, 11/15/19	1,024,957
		Inter-American Development Bank
IDR	30,500,000,000	7.00%, 02/04/19	2,342,408
	9,400,000,000	7.25%, 07/17/17	722,835
	24,680,000,000	7.88%, 03/14/23	2,024,967
BRL	26,450,000	10.25%, 05/18/18	8,407,004
		International Bank for Reconstruction & Development
PLN	14,000,000	1.13%, 08/07/17 Reg S	3,560,354
MXN	206,600,000	4.00%, 08/16/18	10,803,727
	114,588,000	7.50%, 03/05/20	6,506,978
COP	9,010,000,000	8.00%, 03/02/20	3,121,513
TRY	23,050,000	9.63%, 07/13/18	7,482,997
RUB	170,000,000	10.30%, 03/05/19	2,814,737
BRL	42,010,000	International Finance Corp.
		10.50%, 04/17/18	13,312,201
			163,787,100
Thailand: 4.9%
		Thailand Government Bonds
THB	502,882,000	2.55%, 06/26/20	14,763,141
	34,304,000	3.40%, 06/17/36	1,098,841
	26,090,000	3.45%, 03/08/19	776,384
	168,103,000	3.58%, 12/17/27	5,410,489
	619,093,000	3.63%, 06/16/23	19,510,394
	927,175,000	3.65%, 12/17/21	28,820,724
	527,308,000	3.85%, 12/12/25	17,189,555
	183,570,000	3.88%, 06/13/19	5,540,711
	824,000	4.75%, 12/20/24	28,158
	631,403,000	4.88%, 06/22/29	22,992,721
	25,238,000	5.13%, 03/13/18	756,232
			116,887,350
Turkey: 5.0%
		Turkish Government Bonds
TRY	1,351,000	6.30%, 02/14/18	423,421
	52,520,000	7.10%, 03/08/23	14,883,112
	28,765,000	7.40%, 02/05/20	8,783,100
	42,924,000	8.00%, 03/12/25	12,475,691
	1,750,000	8.30%, 06/20/18	560,624
	68,000	8.50%, 07/10/19	21,631
	33,130,000	8.50%, 09/14/22	10,132,064
	6,930,000	8.80%, 11/14/18	2,230,142
	31,940,000	8.80%, 09/27/23	9,829,914
	53,160,000	9.00%, 07/24/24	16,480,793
	64,192,000	9.40%, 07/08/20	20,678,342
	8,548,000	9.50%, 01/12/22	2,743,929
	4,200,000	10.40%, 03/27/19	1,395,343
	19,000,000	10.40%, 03/20/24	6,341,412
	1,710,000	10.50%, 01/15/20	570,727
	19,321,000	10.60%, 02/11/26	6,542,142
	13,960,000	10.70%, 02/17/21	4,688,528
			118,780,915

See Notes to Financial Statements

63

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount			Value

Total Government Obligations (Cost: $2,278,224,296)			$2,188,347,661
Total Investments Before Collateral for Securities Loaned: 94.9% (Cost: $2,359,567,560)			2,247,797,522
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1%
Repurchase Agreements: 0.1%
USD	1,000,000	Repurchase agreement dated 10/31/16 with Barclays Capital, Inc., 0.32%, due 11/1/16, proceeds $1,000,009; (collateralized by various U.S. government and agency obligations, 0.00% to 3.75%, due 5/15/17 to 8/15/46, valued at $1,020,000 including accrued interest)	1,000,000
Principal Amount			Value

Repurchase Agreements: (continued)
USD	896,865	Repurchase agreement dated 10/31/16 with Daiwa Capital Markets America, Inc., 0.34%, due 11/1/16, proceeds $896,873; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/10/16 to 2/1/49, valued at $914,802 including accrued interest)	$896,865
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $1,896,865)			1,896,865
Total Investments: 95.0% (Cost: $2,361,464,425)			2,249,694,387
Other assets less liabilities: 5.0%			119,586,312
NET ASSETS: 100.0%			$2,369,280,699

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(c)	Callable Security – the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond – the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $1,718,573.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.2%	$4,902,421
Energy	0.3	7,045,311
Financial	1.1	23,837,118
Government	97.4	2,188,347,661
Industrial	0.4	9,536,950
Utilities	0.6	14,128,061
	100.0%	$2,247,797,522

See Notes to Financial Statements

64

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$59,449,861	$—	$59,449,861
Government Obligations*	—	2,188,347,661	—	2,188,347,661
Repurchase Agreements	—	1,896,865	—	1,896,865
Total	$—	$2,249,694,387	$—	$2,249,694,387

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

65

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 100.1%
United States: 100.1%
89,698	AG Mortgage Investment Trust, Inc.	$1,393,010
470,291	AGNC Investment Corp.	9,434,037
1,431,113	Annaly Capital Management, Inc.	14,826,331
341,154	Anworth Mortgage Asset Corp.	1,675,066
214,000	Apollo Commercial Real Estate Finance, Inc.	3,620,880
132,069	ARMOUR Residential REIT, Inc. †	2,994,004
180,915	Blackstone Mortgage Trust, Inc.	5,463,633
308,824	Capstead Mortgage Corp.	2,936,916
322,127	Chimera Investment Corp.	5,047,730
256,990	Colony Capital, Inc. †	4,885,380
539,509	CYS Investments, Inc.	4,650,568
132,004	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,017,611
300,982	Invesco Mortgage Capital, Inc.	4,493,661
150,654	iStar Financial, Inc. * †	1,676,779
135,020	Ladder Capital Corp.	1,712,054
623,463	MFA Financial, Inc.	4,557,514
164,793	MTGE Investment Corp.	2,809,721
371,735	New Residential Investment Corp.	5,189,421
431,368	New York Mortgage Trust, Inc. †	2,549,385
246,307	PennyMac Mortgage Investment Trust	3,748,793
169,356	Redwood Trust, Inc.	2,381,145
104,227	Resource Capital Corp. †	1,291,373
322,073	Starwood Property Trust, Inc.	7,162,903
593,558	Two Harbors Investment Corp.	4,944,338
163,261	Western Asset Mortgage Capital Corp.	1,653,834
Total Real Estate Investment Trusts (Cost: $111,921,661)		104,116,087
MONEY MARKET FUND: 0.5% (Cost: $532,780)
532,780	Dreyfus Government Cash Management Fund	532,780
Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $112,454,441)		104,648,867

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 7.2%
Repurchase Agreements: 7.2%
$ 1,773,301	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $1,773,318; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $1,808,767 including accrued interest)	1,773,301
Principal Amount		Value

Repurchase Agreements: (continued)
$ 1,773,301	Repurchase agreement dated 10/31/16 with Daiwa Capital Markets America, Inc., 0.34%, due 11/1/16, proceeds $1,773,318; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/10/16 to 2/1/49, valued at $1,808,767 including accrued interest)	$1,773,301
1,773,301	Repurchase agreement dated 10/31/16 with Deutsche Bank Securities, Inc., 0.37%, due 11/1/16, proceeds $1,773,319; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 3/16/17 to 8/1/47, valued at $1,808,767 including accrued interest)	1,773,301
373,137	Repurchase agreement dated 10/31/16 with J.P. Morgan Securities LLC, 0.31%, due 11/1/16, proceeds $373,140; (collateralized by various U.S. government and agency obligations, 1.00% to 2.75%, due 5/15/18 to 11/15/25, valued at $380,600 including accrued interest)	373,137
1,773,301	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $1,773,318; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $1,808,767 including accrued interest)	1,773,301
Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $7,466,341)		7,466,341
Total Investments: 107.8% (Cost: $119,920,782)		112,115,208
Liabilities in excess of other assets: (7.8)%		(8,135,608)
NET ASSETS: 100.0%		$103,979,600

See Notes to Financial Statements

66

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $7,224,175.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financial	97.9%	$102,439,308
Real Estate	1.6	1,676,779
Money Market Fund	0.5	532,780
	100.0%	$104,648,867

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Real Estate Investment Trusts*	$104,116,087	$—	$—	$104,116,087
Money Market Fund	532,780	—	—	532,780
Repurchase Agreements	—	7,466,341	—	7,466,341
Total	$104,648,867	$7,466,341	$—	$112,115,208

*	See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

67

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Number of Shares		Value

PREFERRED SECURITIES: 100.0%
Basic Materials: 1.3%
193,893	Alcoa, Inc. 5.38%, 10/01/17	$5,991,294
Communications: 20.4%
89,191	Comcast Corp. 5.00%, 12/15/17 (c) †	2,316,290
232,672	eBay, Inc. 6.00%, 03/01/21 (c)	6,177,442
149,298	Frontier Communications Corp. 11.13%, 06/29/18	12,467,876
	General Electric Co.
227,127	4.70%, 05/16/18 (c) †	5,868,962
255,939	4.88%, 10/15/17 (c)	6,577,632
196,220	4.88%, 01/29/18 (c) †	5,127,229
	Qwest Corp.
240,427	6.13%, 06/01/18 (c) †	6,070,782
303,249	6.50%, 09/01/21 (c)	7,714,655
127,194	6.63%, 09/15/20 (c)	3,251,079
155,114	6.88%, 10/01/19 (c)	4,001,941
162,870	7.00%, 04/01/17 (c) †	4,136,898
124,092	7.00%, 07/01/17 (c) †	3,201,574
89,501	7.50%, 11/15/16 (c)	2,275,115
93,069	Telephone & Data Systems, Inc. 7.00%, 11/28/16 (c)	2,370,467
155,114	T-Mobile US, Inc. 5.50%, 12/15/17	12,820,172
	United States Cellular Corp.
106,098	6.95%, 11/30/16 (c) †	2,772,341
85,313	7.25%, 12/08/19 (c)	2,232,641
93,069	7.25%, 12/01/20 (c)	2,467,259
155,114	Verizon Communications, Inc. 5.90%, 02/15/19 (c)	4,155,504
		96,005,859
Consumer, Non-cyclical: 7.7%
193,893	Anthem, Inc. 5.25%, 05/01/18	8,191,979
	CHS, Inc.
152,788	6.75%, 09/30/24 (c) †	4,293,343
130,296	7.10%, 03/31/24 (c)	3,856,762
160,543	7.50%, 01/21/25 (c)	4,695,883
161,044	7.88%, 09/26/23 (c) †	5,050,340
95,178	8.00%, 07/18/23 (c) †	3,045,696
95,511	Tyson Foods, Inc. 4.75%, 07/15/17	7,361,033
		36,495,036
Energy: 7.8%
248,183	Kinder Morgan, Inc. 9.75%, 10/26/18 †	11,428,827
	NextEra Energy, Inc.
232,672	6.12%, 09/01/19	11,808,104
108,580	6.37%, 09/01/18	6,626,637
267,572	Southwestern Energy Co. 6.25%, 01/15/18	6,708,030
		36,571,598
Government: 0.5%
84,819	Tennessee Valley Authority 3.55%, 06/01/17 (p)	2,187,482
Number of Shares		Value

Industrial: 3.0%
89,191	Hess Corp. 8.00%, 02/01/19	$5,275,648
107,029	Seaspan Corp. 6.38%, 04/30/19	2,714,255
232,672	Stanley Black & Decker, Inc. 5.75%, 07/25/17 (c)	6,021,551
		14,011,454
Real Estate Investment Trusts: 28.9%
80,272	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,123,194
106,641	American Tower Corp. 5.50%, 02/15/18	11,703,850
	Annaly Capital Management, Inc.
142,705	7.50%, 09/13/17 (c)	3,581,896
93,069	7.63%, 05/16/17 (c)	2,341,616
89,191	7.63%, 08/27/17 (c)	2,252,073
140,766	CBL & Associates Properties, Inc. 7.38%, 11/30/16 (c)	3,554,342
	Colony Capital, Inc.
89,191	7.13%, 04/13/20 (c)	2,272,587
78,178	8.50%, 03/20/17 (c)	2,004,484
	Digital Realty Trust, Inc.
77,557	5.88%, 04/09/18 (c) †	1,997,868
77,557	6.35%, 08/24/20 (c) †	2,068,445
113,234	7.38%, 03/26/19 (c) †	3,139,979
99,766	FelCor Lodging Trust, Inc. 1.95%, 12/31/49	2,417,330
77,557	General Growth Properties, Inc. 6.38%, 02/13/18 (c)	1,990,113
96,171	Government Properties Income Trust 5.88%, 05/26/21 (c)	2,459,092
89,966	Hospitality Properties Trust 7.13%, 01/15/17 (c)	2,279,738
124,092	Kimco Realty Corp. 6.00%, 03/20/17 (c)	3,146,973
	National Retail Properties, Inc.
107,029	5.20%, 10/11/21 (c)	2,632,913
89,191	5.70%, 05/30/18 (c)	2,285,073
89,191	6.63%, 02/23/17 (c)	2,278,830
	NorthStar Realty Finance Corp.
124,867	7.63%, 01/15/18 (c)	3,197,844
108,572	8.25%, 11/30/16 (c)	2,738,186
77,557	8.75%, 05/15/19 (c)	2,057,587
108,580	PS Business Parks, Inc. 6.00%, 05/14/17 (c)	2,764,447
	Public Storage
108,580	4.90%, 10/14/21 (c)	2,631,979
100,824	4.95%, 07/20/21 (c)	2,480,270
155,114	5.20%, 01/16/18 (c) †	3,942,998
153,563	5.38%, 09/20/17 (c)	3,885,144
93,069	5.40%, 01/20/21 (c) †	2,399,319
89,191	5.63%, 06/15/17 (c)	2,278,830
143,481	5.75%, 03/13/17 (c)	3,645,852
142,705	5.90%, 01/12/17 (c)	3,613,291
89,191	6.00%, 06/04/19 (c) †	2,403,697
88,415	6.38%, 03/17/19 (c)	2,414,614
126,806	Realty Income Corp. 6.63%, 02/15/17 (c) †	3,233,553
77,557	Regency Centers Corp. 6.63%, 02/16/17 (c)	1,975,377

See Notes to Financial Statements

68

Number of Shares		Value

Real Estate Investment Trusts: (continued)
	Senior Housing Properties Trust
108,580	5.63%, 08/01/17 (c)	$2,703,642
77,557	6.25%, 02/18/21 (c)	2,013,380
80,272	Ventas Realty LP 5.45%, 03/07/18 (c)	2,128,813
332,210	VEREIT, Inc. 6.70%, 01/03/19 (c) †	8,909,872
	Vornado Realty Trust
93,069	5.40%, 01/25/18 (c) †	2,340,685
93,069	5.70%, 07/18/17 (c)	2,357,438
83,762	6.63%, 11/30/16 (c) †	2,130,905
85,313	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	2,310,276
	Welltower, Inc.
89,191	6.50%, 03/07/17 (c)	2,261,884
111,488	6.50%, 12/31/49	6,888,844
		136,239,123
Reinsurance: 4.2%
	Aspen Insurance Holdings Ltd.
77,557	5.63%, 01/01/27 (c) †	1,983,133
85,313	5.95%, 07/01/23 (c)	2,428,008
124,092	Axis Capital Holdings Ltd. 6.88%, 04/15/17 (c)	3,182,960
91,159	PartnerRe Ltd. 7.25%, 04/29/21 (c)	2,716,538
	Reinsurance Group of America, Inc.
124,092	5.75%, 06/15/26 (c) †	3,558,959
124,092	6.20%, 09/15/22 (c)	3,547,790
85,313	RenaissanceRe Holdings Ltd. 5.38%, 06/01/18 (c) †	2,187,425
		19,604,813
Technology: 0.7%
131,847	Pitney Bowes, Inc. 6.70%, 03/07/18 (c)	3,509,767
Utilities: 25.5%
80,272	AES Trust III 6.75%, 11/28/16 (c)	4,057,750
77,557	BGE Capital Trust II 6.20%, 11/30/16 (c)	1,997,093
	Dominion Resources, Inc.
248,183	5.25%, 07/30/21 (c)	6,187,202
155,114	6.38%, 07/01/17	7,791,376
217,160	6.75%, 08/15/19	10,955,722
	DTE Energy Co.
93,069	5.38%, 06/01/21 (c)	2,350,923
93,069	6.50%, 10/01/19	4,887,984
86,864	6.50%, 12/01/16 (c)	2,212,426
155,114	Duke Energy Corp. 5.13%, 01/15/18 (c)	4,048,475
127,194	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	3,117,525
83,762	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,068,921
80,659	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c)	1,972,113
Number of Shares		Value

Utilities: (continued)
178,382	Exelon Corp. 6.50%, 06/01/17	$8,508,821
93,069	FPL Group Capital Trust I 5.88%, 11/30/16 (c)	2,416,071
133,786	Great Plains Energy, Inc. 7.00%, 09/15/19	7,036,314
	NextEra Energy Capital Holdings, Inc.
139,603	5.00%, 01/15/18 (c)	3,490,075
155,114	5.13%, 11/15/17 (c)	3,887,157
176,830	5.25%, 06/01/21 (c) †	4,445,506
108,580	5.63%, 06/15/17 (c) †	2,779,648
124,092	5.70%, 03/01/17 (c)	3,174,273
139,603	PPL Capital Funding, Inc. 5.90%, 04/30/18 (c)	3,638,054
147,359	SCE Trust I 5.63%, 06/15/17 (c) †	3,769,443
124,092	SCE Trust II 5.10%, 03/15/18 (c)	3,179,237
85,313	SCE Trust III 5.75%, 03/15/24 (c)	2,448,483
100,824	SCE Trust IV 5.38%, 09/15/25 (c)	2,808,957
93,069	SCE Trust V 5.45%, 03/15/26 (c)	2,624,546
	Southern Co.
248,183	5.25%, 10/01/21 (c)	6,174,793
310,229	6.25%, 10/15/20 (c)	8,286,217
		120,315,105
Total Preferred Securities (Cost: $469,100,585)		470,931,531
MONEY MARKET FUND: 0.1% (Cost: $288,795)
288,795	Dreyfus Government Cash Management Fund	288,795
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $469,389,380)		471,220,326

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.0%
Repurchase Agreements: 3.0%
$3,354,539	Repurchase agreement dated 10/31/16 with Citigroup Global Markets, Inc., 0.34%, due 11/1/16, proceeds $3,354,571; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 11/15/16 to 11/1/46, valued at $3,421,630 including accrued interest)	3,354,539
3,354,539	Repurchase agreement dated 10/31/16 with Credit Agricole CIB, 0.34%, due 11/1/16, proceeds $3,354,571; (collateralized by various U.S. government and agency obligations, 2.00% to 3.50%, due 2/15/25 to 7/20/46, valued at $3,421,630 including accrued interest)	3,354,539

See Notes to Financial Statements

69

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Repurchase Agreements: (continued)
$ 3,354,539	Repurchase agreement dated 10/31/16 with Daiwa Capital Markets America, Inc., 0.34%, due 11/1/16, proceeds $3,354,571; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/10/16 to 2/1/49, valued at $3,421,630 including accrued interest)	$3,354,539
705,776	Repurchase agreement dated 10/31/16 with Deutsche Bank Securities, Inc., 0.36%, due 11/1/16, proceeds $705,783; (collateralized by various U.S. government and agency obligations, 1.38% to 1.63%, due 6/30/20 to 1/31/21, valued at $719,892 including accrued interest)	705,776
Principal Amount		Value

Repurchase Agreements: (continued)
$ 3,354,539	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $3,354,571; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $3,421,630 including accrued interest)	$3,354,539
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $14,123,932)		14,123,932
Total Investments: 103.1% (Cost: $483,513,312)		485,344,258
Liabilities in excess of other assets: (3.1)%		(14,692,176)
NET ASSETS: 100.0%		$470,652,082

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $13,681,583.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.3%	$5,991,294
Communications	20.4	96,005,859
Consumer, Non-cyclical	7.7	36,495,036
Energy	7.8	36,571,598
Government	0.5	2,187,482
Industrial	3.0	14,011,454
Real Estate Investment Trusts	28.9	136,239,123
Reinsurance	4.1	19,604,813
Technology	0.7	3,509,767
Utilities	25.5	120,315,105
Money Market Fund	0.1	288,795
	100.0%	$471,220,326

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Preferred Securities*	$470,931,531	$—	$—	$470,931,531
Money Market Fund	288,795	—	—	288,795
Repurchase Agreements	—	14,123,932	—	14,123,932
Total	$471,220,326	$14,123,932	$—	$485,344,258

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

70

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

October 31, 2016 (unaudited)

Principal Amount		Value

CORPORATE BONDS: 94.6%
Basic Materials: 4.8%
	Alcoa, Inc.
$40,000	5.13%, 07/01/24 (c) †	$41,901
34,000	5.90%, 02/01/27	36,029
17,000	Ashland, Inc. 4.75%, 05/15/22 (c)	17,627
20,000	Blue Cube Spinco, Inc. 9.75%, 10/15/20 (c)	23,600
	Freeport-McMoRan, Inc.
50,000	3.88%, 12/15/22 (c) †	45,375
50,000	5.40%, 05/14/34 (c) †	43,312
17,000	Hexion US Finance Corp. 6.63%, 12/01/16 (c)	14,960
		222,804
Communications: 24.5%
17,000	Alcatel-Lucent USA, Inc. 6.45%, 03/15/29	18,828
40,000	Avaya, Inc. 10.50%, 03/01/17 (c) 144A	13,400
27,000	Cablevision Systems Corp. 8.63%, 09/15/17	28,249
	CCO Holdings LLC
40,000	5.50%, 05/01/21 (c) 144A	41,075
27,000	5.75%, 07/15/18 (c)	28,620
67,000	CenturyLink, Inc. 5.80%, 03/15/22	68,256
27,000	Cequel Communications Holdings I LLC 6.38%, 12/01/16 (c) 144A	27,911
27,000	Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/17 (c)	27,635
100,000	DISH DBS Corp. 5.88%, 07/15/22	103,500
27,000	Equinix, Inc. 5.38%, 04/01/18 (c)	28,316
	Frontier Communications Corp.
34,000	8.25%, 04/15/17	35,105
34,000	8.50%, 04/15/20	36,422
40,000	Gannett Co, Inc. 6.38%, 10/15/18 (c)	42,450
30,000	Hughes Satellite Systems Corp. 6.50%, 06/15/19	32,850
27,000	iHeartCommunications, Inc. 9.00%, 12/01/16 (c)	20,588
54,000	Level 3 Financing, Inc. 5.38%, 08/15/17 (c)	55,620
50,000	Neptune Finco Corp. 10.88%, 10/15/20 (c) 144A	57,625
34,000	Netflix, Inc. 5.88%, 02/15/25	37,782
34,000	Nielsen Finance LLC 4.50%, 12/01/16 (c)	34,726
27,000	Sirius XM Radio, Inc. 4.63%, 05/15/18 (c) 144A	27,270
	Sprint Corp.
67,000	7.88%, 09/15/23	66,497
67,000	8.38%, 08/15/17	69,847
47,000	9.13%, 03/01/17	48,057
Principal Amount		Value

Communications: (continued)
	T-Mobile USA, Inc.
$50,000	6.25%, 04/01/17 (c)	$52,187
67,000	6.63%, 04/01/18 (c)	71,367
9,000	Univision Communications, Inc. 8.50%, 11/15/16 (c) 144A	9,276
50,000	Windstream Services LLC 7.75%, 12/01/16 (c) †	49,812
		1,133,271
Consumer, Cyclical: 8.6%
30,000	Caesars Entertainment Resort Properties LLC 11.00%, 12/01/16 (c) †	32,400
34,000	Dollar Tree, Inc. 5.75%, 03/01/18 (c)	36,380
40,000	GLP Capital LP 4.88%, 08/01/20 (c)	42,850
20,000	Hanesbrands, Inc. 4.88%, 02/15/26 (c) 144A	20,450
30,000	Lennar Corp. 4.50%, 08/15/19 (c)	31,763
27,000	Ltd Brands, Inc. 6.63%, 04/01/21	31,185
50,000	MGM Resorts International 6.63%, 12/15/21	55,969
17,000	Rite Aid Corp. 6.75%, 12/01/16 (c)	17,877
50,000	Scientific Games International, Inc. 7.00%, 01/01/18 (c) 144A	53,430
34,000	Wynn Las Vegas LLC 4.25%, 02/28/23 (c) 144A	32,938
40,000	ZF North America Capital, Inc. 4.75%, 04/29/25 144A	42,350
		397,592
Consumer, Non-cyclical: 15.4%
47,000	ADT Corp. 3.50%, 07/15/22	44,767
20,000	Centene Corp. 5.63%, 02/15/18 (c)	21,030
40,000	CHS 6.88%, 02/01/18 (c)	30,700
40,000	Community Health Systems, Inc. 8.00%, 12/01/16 (c) †	35,400
34,000	Constellation Brands, Inc. 4.25%, 05/01/23	36,132
50,000	DaVita HealthCare Partners, Inc. 5.00%, 05/01/20 (c)	48,375
27,000	Fresenius Medical Care US Finance II, Inc. 5.63%, 07/31/19 144A	29,329
110,000	HCA, Inc. 6.50%, 02/15/20	122,100
14,000	JBS USA LLC 8.25%, 12/01/16 (c) 144A	14,455
17,000	Post Holdings, Inc. 6.75%, 12/01/17 (c) 144A	18,233
20,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 9.25%, 05/15/19 (c) 144A	21,300
74,000	Reynolds Group Issuer, Inc. 5.75%, 12/01/16 (c)	76,037

See Notes to Financial Statements

71

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Principal Amount		Value

Consumer, Non-cyclical: (continued)
$34,000	Spectrum Brands, Inc. 5.75%, 07/15/20 (c)	$36,975
67,000	Tenet Healthcare Corp. 4.75%, 06/01/20	68,842
27,000	The Hertz Corp. 7.38%, 12/01/16 (c)	27,878
54,000	United Rentals North America, Inc. 7.63%, 04/15/17 (c)	57,693
27,000	Valeant Pharmaceuticals International 6.38%, 12/01/16 (c) 144A	23,423
		712,669
Energy: 11.3%
40,000	Antero Resources Corp. 5.13%, 06/01/17 (c)	40,500
	California Resources Corp.
3,000	6.00%, 08/15/24 (c)	1,665
40,000	8.00%, 12/15/18 (c) 144A	27,200
24,000	Chesapeake Energy Corp. 8.00%, 12/15/18 (c) † 144A	24,405
25,000	Citgo Holding, Inc. 10.75%, 02/15/20 144A	25,572
34,000	Concho Resources, Inc. 5.50%, 10/01/17 (c)	34,952
20,000	CONSOL Energy, Inc. 5.88%, 04/15/17 (c)	18,588
30,000	Continental Resources, Inc. 4.50%, 01/15/23 (c)	28,725
34,000	Denbury Resources, Inc. 5.50%, 05/01/17 (c)	27,030
20,000	Energy Transfer Equity LP 7.50%, 10/15/20	21,900
40,000	EP Energy LLC 9.38%, 12/01/16 (c)	31,600
20,000	Newfield Exploration Co. 5.63%, 07/01/24	20,900
17,000	NGPL Pipeco LLC 7.12%, 12/15/17 144A	17,850
34,000	QEP Resources, Inc. 6.88%, 03/01/21	35,955
20,000	Range Resources Corp. 5.00%, 05/15/22 (c) 144A	19,600
14,000	Rockies Express Pipeline 6.88%, 04/15/40 144A	14,665
51,000	Sabine Pass Liquefaction LLC 5.63%, 11/01/20 (c)	53,932
20,000	Targa Resources Partners LP 5.25%, 11/01/17 (c)	19,952
40,000	Tesoro Logistics LP 6.13%, 11/16/16 (c)	41,875
17,000	Whiting Petroleum Corp. 5.00%, 12/15/18 (c)	16,235
		523,101
Financial: 16.9%
94,000	Ally Financial, Inc. 8.00%, 11/01/31	112,800
	Bank of America Corp.
34,000	5.20%, 06/01/23 (c)	33,235
77,000	8.00%, 01/30/18 (c)	78,540
Principal Amount		Value

Financial: (continued)
	CIT Group, Inc.
$44,000	4.25%, 08/15/17	$44,618
51,000	5.50%, 02/15/19 144A	53,805
90,000	Citigroup, Inc. 6.30%, 05/15/24 (c)	92,250
34,000	Genworth Financial, Inc. 6.15%, 11/16/16 (c)	16,405
40,000	Goldman Sachs Group, Inc. 5.38%, 05/10/20 (c)	40,250
34,000	Icahn Enterprises LP 6.00%, 02/01/17 (c)	33,575
40,000	International Lease Finance Corp. 6.25%, 05/15/19	43,350
40,000	Morgan Stanley 5.55%, 07/15/20 (c)	41,000
54,000	Navient Corp. 5.88%, 03/25/21	54,270
	SLM Corp.
34,000	5.50%, 01/25/23 †	30,983
34,000	8.45%, 06/15/18	36,858
30,000	Springleaf Finance Corp. 8.25%, 12/15/20	32,625
40,000	Vereit Operating Partnership LP 3.00%, 01/06/19 (c)	40,560
		785,124
Industrial: 4.0%
27,000	Ball Corp. 5.00%, 03/15/22	29,160
30,000	Building Materials Corp. of America 5.38%, 11/15/19 (c) 144A	31,163
27,000	Case New Holland, Inc. 7.88%, 12/01/17	28,688
34,000	Cemex Finance LLC 9.38%, 10/12/17 (c) 144A	37,315
27,000	TransDigm, Inc. 5.50%, 12/01/16 (c)	27,759
30,000	XPO Logistics, Inc. 6.50%, 06/15/18 (c) 144A	31,275
		185,360
Technology: 4.0%
17,000	BMC Software Finance, Inc. 8.13%, 12/01/16 (c) 144A	15,640
70,000	First Data Corp. 7.00%, 12/01/18 (c) 144A	73,500
34,000	Micron Technology, Inc. 5.50%, 08/01/19 (c)	33,501
34,000	NCR Corp. 6.38%, 12/15/18 (c)	36,125
25,000	Western Digital Corp. 10.50%, 04/01/19 (c) 144A	28,938
		187,704
Utilities: 5.1%
34,000	AES Corp. 7.38%, 06/01/21 (c)	38,505
	Calpine Corp.
34,000	5.75%, 10/15/19 (c)	33,192
17,000	6.00%, 12/01/16 (c) 144A	17,781
34,000	Dynegy, Inc. 6.75%, 05/01/17 (c)	34,581

See Notes to Financial Statements

72

Principal Amount		Value

Utilities: (continued)
$17,000	FirstEnergy Corp. 7.38%, 11/15/31	$22,158
	NRG Energy, Inc.
40,000	6.25%, 07/15/18 (c)	40,300
10,000	7.63%, 01/15/18	10,725
40,000	Talen Energy Supply LLC 4.63%, 12/01/16 (c) 144A	38,200
		235,442
Total Corporate Bonds (Cost: $4,372,345)		4,383,067

Number of Shares
COMMON STOCK: 0.2% (Cost: $7,911)
Energy: 0.2%		6,525
729	Halcon Resources Corp. * †
WARRANTS: 0.0% (Cost: $14)
Energy: 0.0%
198	Halcon Resources Corp. Warrants ($14.04, expiring 09/09/20) *	501
Number of Shares		Value

MONEY MARKET FUND: 3.5% (Cost: $163,890)
163,890	Dreyfus Government Cash Management Fund	$163,890
Total Investments Before Collateral for Securities Loaned: 98.3% (Cost: $4,544,160)		4,553,983

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 6.9% (Cost: $321,496)
Repurchase Agreement: 6.9%
$321,496	Repurchase agreement dated 10/31/16 with Nomura Securities International, Inc., 0.34%, due 11/1/16, proceeds $321,499; (collateralized by various U.S. government and agency obligations, 0.00% to 9.00%, due 11/3/16 to 10/1/66, valued at $327,926 including accrued interest)	321,496
Total Investments: 105.2% (Cost: $4,865,656)		4,875,479
Liabilities in excess of other assets: (5.2)%		(240,710)
NET ASSETS: 100.0%		$4,634,769

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $309,782.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $889,374, or 19.2% of net assets.

At October 31, 2016, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5 Year Note (s)	36	December 2016	$7,594

(s)	Cash in the amount of $41,054 has been segregated by the broker as collateral to cover margin requirements for open futures contracts.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.9%	$222,804
Communications	24.9	1,133,271
Consumer, Cyclical	8.7	397,592
Consumer, Non-cyclical	15.7	712,669
Energy	11.6	530,127
Financial	17.2	785,124
Industrial	4.1	185,360
Technology	4.1	187,704
Utilities	5.2	235,442
Money Market Fund	3.6	163,890
	100.0%	$4,553,983

See Notes to Financial Statements

73

VANECK VECTORS TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stock*	$6,525	$—	$—	$6,525
Corporate Bonds*	—	4,383,067	—	4,383,067
Warrants*	501	—	—	501
Money Market Fund	163,890	—	—	163,890
Repurchase Agreements	—	321,496	—	321,496
Total	$170,916	$4,704,563	$—	$4,875,479
Other Financial Instruments:
Futures Contracts	$7,594	$—	$—	$7,594

*	See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended October 31, 2016.

See Notes to Financial Statements

74

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VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2016 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	EM Investment Grade + BB Rated USD Sovereign Bond ETF	Emerging Markets Aggregate Bond ETF
Assets:
Investments, at value (1) (2)	$107,493,366	$6,778,960	$14,548,901	$14,822,297
Short-term investments held as collateral for securities loaned (3)	30,985,439	—	630,888	212,702
Cash	—	—	—	—
Cash denominated in foreign currency, at value (4)	—	137,690 (a)	—	168,872
Receivables:
Investment securities sold	—	—	339,286	—
Shares sold	—	—	—	—
Due from Adviser	—	4,822	2,937	3,055
Dividends and interest	204,398	171,923	160,120	251,719
Prepaid expenses	2,973	63	11,410	2,471
Total assets	138,686,176	7,093,458	15,693,542	15,461,116

Liabilities:
Payables:
Investment securities purchased	—	—	294,639	—
Collateral for securities loaned	30,985,439	—	630,888	212,702
Line of credit	241,964	—	—	—
Due to Adviser	27,941	—	—	—
Due to custodian	118,056	2,056	—	—
Deferred Trustee fees	1,678	124	—	1,034
Accrued expenses	37,949	37,920	18,889	58,392
Total liabilities	31,413,027	40,100	944,416	272,128
NET ASSETS	$107,273,149	$7,053,358	$14,749,126	$15,188,988
Shares outstanding	6,250,000	300,000	600,000	700,000
Net asset value, redemption and offering price per share	$17.16	$23.51	$24.58	$21.70

Net assets consist of:
Aggregate paid in capital	$118,161,738	$7,985,237	$14,955,782	$18,165,109
Net unrealized appreciation (depreciation)	(4,506,941)	(298,764)	(197,184)	(1,070,650)
Undistributed (accumulated) net investment income (loss)	307,555	(461,712)	40,047	(51,490)
Accumulated net realized gain (loss)	(6,689,203)	(171,403)	(49,519)	(1,853,981)
	$107,273,149	$7,053,358	$14,749,126	$15,188,988
(1) Value of securities on loan	$29,580,073	$—	$613,413	$207,331
(2) Cost of investments	$112,000,307	$7,073,341	$14,746,085	$15,878,767
(3) Cost of short-term investments held as collateral for securities loaned	$30,985,439	$—	$630,888	$212,702
(4) Cost of cash denominated in foreign currency	$—	$138,840	$—	$176,947

(a)	Includes $1,430 of foreign investor minimum settlement reserve funds

See Notes to Financial Statements

76

Emerging Markets High Yield Bond ETF	Fallen Angel High Yield Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$343,221,987	$371,829,423	$134,055,335	$77,198,043	$2,247,797,522	$104,648,867	$471,220,326
39,092,767	48,244,916	9,058,747	1,789,763	1,896,865	7,466,341	14,123,932
1,510,444	162,168	199,638	—	—	—	—
—	—	921,915	—	6,922,127	—	—

4,948,226	8,431,320	437,291	—	149,877,461	—	16,952,293
559	—	—	—	4,794	—	—
—	—	—	—	—	—	—
5,528,676	5,423,321	2,352,389	163,056	40,386,112	86,774	676,822
2,218	12,323	995	595	14,124	819	3,067
394,304,877	434,103,471	147,026,310	79,151,457	2,446,899,005	112,202,801	502,976,440

7,853,076	8,466,704	1,209,934	—	74,469,060	—	17,757,359
39,092,767	48,244,916	9,058,747	1,789,763	1,896,865	7,466,341	14,123,932
—	—	—	—	296,303	135,553	—
98,428	93,395	28,726	2,033	694,412	26,438	143,692
—	—	—	—	—	532,780	246,953
16,649	1,308	16,969	4,335	81,331	6,863	10,292
71,826	34,207	92,334	44,330	180,335	55,226	42,130
47,132,746	56,840,530	10,406,710	1,840,461	77,618,306	8,223,201	32,324,358
$347,172,131	$377,262,941	$136,619,600	$77,310,996	$2,369,280,699	$103,979,600	$470,652,082
14,200,000	13,000,000	5,600,000	3,100,000	126,000,000	4,750,000	23,250,000
$24.45	$29.02	$24.40	$24.94	$18.80	$21.89	$20.24

$375,286,893	$350,669,558	$148,790,868	$77,281,583	$2,586,314,904	$138,232,749	$489,426,341
216,414	22,624,428	(6,982,884)	64,529	(112,201,809)	(7,805,574)	1,830,946
1,789,450	1,775,587	130,350	99,388	(55,924,124)	672,418	1,370,490
(30,120,626)	2,193,368	(5,318,734)	(134,504)	(48,908,272)	(27,119,993)	(21,975,695)
$347,172,131	$377,262,941	$136,619,600	$77,310,996	$2,369,280,699	$103,979,600	$470,652,082
$37,775,494	$45,517,056	$8,685,726	$1,738,571	$1,718,573	$7,224,175	$13,681,583
$343,005,573	$349,204,995	$141,002,958	$77,133,514	$2,359,567,560	$112,454,441	$469,389,380
$39,092,767	$48,244,916	$9,058,747	$1,789,763	$1,896,865	$7,466,341	$14,123,932
$—	$—	$932,662	$—	$6,890,793	$—	$—

See Notes to Financial Statements

77

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2016 (unaudited) (continued)

	Treasury- Hedged High Yield Bond ETF
Assets:
Investments, at value (1) (2)	$4,553,983
Short-term investments held as collateral for securities loaned (3)	321,496
Cash	41,054	(b)
Receivables:
Due from Adviser	6,253
Interest	74,285
Variation margin on futures contracts	7,594
Prepaid expenses	1,261
Total assets	5,005,926

Liabilities:
Payables:
Collateral for securities loaned	321,496
Deferred Trustee fees	604
Accrued expenses	49,057
Total liabilities	371,157
NET ASSETS	$4,634,769
Shares outstanding	200,000
Net asset value, redemption and offering price per share	$23.17

Net assets consist of:
Aggregate paid in capital	$5,079,545
Net unrealized appreciation	17,417
Undistributed net investment income	48,425
Accumulated net realized loss	(510,618)
	4,634,769
(1) Value of securities on loan	$309,782
(2) Cost of investments	$4,544,160
(3) Cost of short-term investments held as collateral for securities loaned	$321,496

(b)	Represents cash collateral held at broker for futures contracts

See Notes to Financial Statements

78

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79

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended October 31, 2016 (unaudited)

	BDC Income ETF	ChinaAMC China Bond ETF	EM Investment Grade + BB Rated USD Sovereign Bond ETF (a)	Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Income:
Dividends	$4,176,955	$—	$—	$—	$—
Interest	—	176,729	126,695	385,230	9,692,226
Securities lending income	479,451	—	161	614	181,863
Foreign taxes withheld	—	(9,006)	(277)	(3,841)	—
Total income	4,656,406	167,723	126,579	382,003	9,874,089

Expenses:
Management fees	194,308	19,220	15,341	26,742	605,790
Professional fees	21,768	27,916	12,135	25,138	33,941
Insurance	631	139	—	118	2,534
Trustees’ fees and expenses	1,190	259	595	316	3,660
Reports to shareholders	10,350	3,932	7,339	5,514	13,578
Indicative optimized portfolio value fee	2,262	4,584	4,390	3,381	3,530
Custodian fees	804	4,218	2,882	10,765	22,413
Registration fees	3,407	2,528	1,897	2,551	11,447
Transfer agent fees	1,149	1,149	759	1,160	1,151
Fund accounting fees	1,043	300	883	386	6,088
Interest	4,202	195	—	5	1
Other	3,820	2,014	513	3,707	9,002
Total expenses	244,934	66,454	46,734	79,783	713,135
Waiver of management fees	(46,425)	(19,220)	(15,341)	(26,742)	(107,344)
Expenses assumed by the Adviser	—	(23,013)	(13,861)	(15,597)	—
Net expenses	198,509	24,221	17,532	37,444	605,791
Net investment income	4,457,897	143,502	109,047	344,559	9,268,298

Net realized gain (loss) on:
Investments	(1,310,486)	(130,158)	(49,519)	(94,411)	(4,559,262)
Futures contracts	—	—	—	—	—
In-kind redemptions	274,753	—	—	—	205,020
Foreign currency transactions and foreign denominated assets and liabilities	—	(14,568)	—	(147)	(135)
Net realized gain (loss)	(1,035,733)	(144,726)	(49,519)	(94,558)	(4,354,377)

Net change in unrealized appreciation (depreciation) on:
Investments	4,638,112	(157,352)	(197,184)	96,351 (b)	17,621,165
Futures contracts	—	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	(17,287)	—	(11,229)	—
Net change in unrealized appreciation (depreciation)	4,638,112	(174,639)	(197,184)	85,122	17,621,165
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,060,276	$(175,863)	$(137,656)	$335,123	$22,535,086

(a)	Commencement of operations for EM Investment Grade + BB Rated USD Sovereign Bond ETF was July 13, 2016.
(b	Net of foreign taxes of $3,352
(c)	Net of foreign taxes of $478,144

See Notes to Financial Statements

80

Fallen Angel High Yield Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF	Treasury- Hedged High Yield Bond ETF

$—	$—	$—	$—	$4,412,468	$12,498,623	$—
8,465,798	3,637,578	519,317	58,373,698	—	—	122,747
145,650	53,326	1,862	3,131	12,544	413,417	541
—	—	(59)	(1,389,311)	—	—	—
8,611,448	3,690,904	521,120	56,987,518	4,425,012	12,912,040	123,288

529,245	265,049	136,119	3,341,226	209,970	822,707	10,318
24,441	26,802	16,030	54,642	26,549	31,386	27,897
908	1,071	630	11,268	799	2,448	34
2,024	2,003	1,286	21,823	1,804	4,439	251
8,074	9,535	7,113	79,449	10,241	14,876	3,307
5,371	3,529	3,351	2,951	2,330	2,262	5,038
15,670	42,394	8,554	604,288	2,304	7,448	7,355
6,572	4,987	2,528	26,431	2,528	3,772	2,536
1,152	1,152	1,151	1,155	1,153	1,151	1,151
462	1,835	1,017	29,229	1,142	6,200	61
54	3	4	8,725	5,460	11,131	23
2,893	3,967	2,665	21,065	3,382	5,832	2,284
596,866	362,327	180,448	4,202,252	267,662	913,652	60,255
(122,177)	(97,275)	(125,997)	—	(52,231)	(79,814)	(10,318)
—	—	—	—	—	—	(38,448)
474,689	265,052	54,451	4,202,252	215,431	833,838	11,489
8,136,759	3,425,852	466,669	52,785,266	4,209,581	12,078,202	111,799

1,164,115	(2,117,931)	43,492	(22,198,336)	(1,929,982)	(2,933,305)	(127,741)
—	—	—	—	—	—	(21,656)
1,361,360	—	(2,147)	573,631	564,032	—	—

—	(66,639)	—	(239,703)	—	—	—
2,525,475	(2,184,570)	41,345	(21,864,408)	(1,365,950)	(2,933,305)	(149,397)

13,780,962	3,125,606	446,717	2,574,693 (c)	10,076,446	(2,864,055)	287,462
—	—	—	—	—	—	9,563

—	(32,252)	—	(426,311)	—	—	—
13,780,962	3,093,354	446,717	2,148,382	10,076,446	(2,864,055)	297,025

$24,443,196	$4,334,636	$954,731	$33,069,240	$12,920,077	$6,280,842	$259,427

See Notes to Financial Statements

81

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(unaudited)		(unaudited)
Operations:
Net investment income	$4,457,897	$7,797,935	$143,502	$637,931
Net realized loss	(1,035,733)	(4,197,872)	(144,726)	(713,143)
Net change in unrealized appreciation (depreciation)	4,638,112	(5,557,403)	(174,639)	(242,223)
Net increase (decrease) in net assets resulting from operations	8,060,276	(1,957,340)	(175,863)	(317,435)

Dividends and Distributions to shareholders:
Dividends from net investment income	(4,397,185)	(7,382,900)	(142,700)	(376,862)
Return of capital	—	—	—	(264,458)
Total Dividends and Distributions	(4,397,185)	(7,382,900)	(142,700)	(641,320)

Share transactions:**
Proceeds from sale of shares	19,875,054	27,352,748	—	12,449,569
Cost of shares redeemed	(1,718,554)	(6,818,018)	(4,767,696)	(19,306,002)
Increase (decrease) in net assets resulting from share transactions	18,156,500	20,534,730	(4,767,696)	(6,856,433)
Total increase (decrease) in net assets	21,819,591	11,194,490	(5,086,259)	(7,815,188)
Net Assets, beginning of period	85,453,558	74,259,068	12,139,617	19,954,805
Net Assets, end of period†	$107,273,149	$85,453,558	$7,053,358	$12,139,617
† Including undistributed (accumulated) net investment income (loss)	$307,555	$246,843	$(461,712)	$(462,514)

** Shares of Common Stock Issued (no par value)
Shares sold	1,150,000	1,600,000	—	500,000
Shares redeemed	(100,000)	(400,000)	(200,000)	(800,000)
Net increase (decrease)	1,050,000	1,200,000	(200,000)	(300,000)

(a)	Commencement of operations

See Notes to Financial Statements

82

EM Investment Grade + BB Rated USD Sovereign Bond ETF	Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF
For the Period July 13, 2016 (a) through October 31, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
(unaudited)	(unaudited)		(unaudited)

$109,047	$344,559	$726,126	$9,268,298	$22,394,574
(49,519)	(94,558)	(561,284)	(4,354,377)	(18,237,012)
(197,184)	85,122	(81,670)	17,621,165	(3,135,465)
(137,656)	335,123	83,172	22,535,086	1,022,097
(69,000)	(325,150)	(282,259)	(8,986,740)	(23,208,340)
—	—	(450,211)	—	—
(69,000)	(325,150)	(732,470)	(8,986,740)	(23,208,340)

14,955,782	—	—	90,626,081	43,363,053
—	—	(2,100,130)	(4,711,014)	(160,730,217)
14,955,782	—	(2,100,130)	85,915,067	(117,367,164)
14,749,126	9,973	(2,749,428)	99,463,413	(139,553,407)
—	15,179,015	17,928,443	247,708,718	387,262,125
$14,749,126	$15,188,988	$15,179,015	$347,172,131	$247,708,718
$40,047	$(51,490)	$(70,899)	$1,789,450	$1,507,892

600,000	—	—	3,800,000	1,800,000
—	—	(100,000)	(200,000)	(7,000,000)
600,000	—	(100,000)	3,600,000	(5,200,000)

See Notes to Financial Statements

83

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Fallen Angel High Yield Bond ETF		International High Yield Bond ETF
	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(unaudited)		(unaudited)
Operations:
Net investment income	$8,136,759	$3,760,488	$3,425,852	$7,621,729
Net realized gain (loss)	2,525,475	(292,209)	(2,184,570)	(5,550,173)
Net change in unrealized appreciation (depreciation)	13,780,962	7,881,867	3,093,354	(279,769)
Net increase (decrease) in net assets resulting from operations	24,443,196	11,350,146	4,334,636	1,791,787

Dividends and Distributions to shareholders:
Dividends from net investment income	(7,117,855)	(3,091,560)	(3,278,880)	(6,023,046)
Distributions from net realized capital gains	—	(134,200)	—	—
Return of capital	—	—	—	(1,636,654)
Total Dividends and Distributions	(7,117,855)	(3,225,760)	(3,278,880)	(7,659,700)

Share transactions:**
Proceeds from sale of shares	223,278,928	122,551,683	4,877,507	19,471,203
Cost of shares redeemed	(8,523,519)	(11,772,808)	—	(37,919,991)
Increase (decrease) in net assets resulting from share transactions	214,755,409	110,778,875	4,877,507	(18,448,788)
Total increase (decrease) in net assets	232,080,750	118,903,261	5,933,263	(24,316,701)
Net Assets, beginning of period	145,182,191	26,278,930	130,686,337	155,003,038
Net Assets, end of period†	$377,262,941	$145,182,191	$136,619,600	$130,686,337
† Including undistributed (accumulated) net investment income (loss)	$1,775,587	$756,683	$130,350	$(16,622)

** Shares of Common Stock Issued (no par value)
Shares sold	7,950,000	4,850,000	200,000	800,000
Shares redeemed	(300,000)	(450,000)	—	(1,600,000)
Net increase (decrease)	7,650,000	4,400,000	200,000	(800,000)

See Notes to Financial Statements

84

Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF
For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
(unaudited)		(unaudited)		(unaudited)

$466,669	$695,181	$52,785,266	$70,375,625	$4,209,581	$10,726,888
41,345	(36,948)	(21,864,408)	(140,608,515)	(1,365,950)	(14,147,582)
446,717	(612,847)	2,148,382	36,685,808	10,076,446	(5,785,842)
954,731	45,386	33,069,240	(33,547,082)	12,920,077	(9,206,536)

(440,860)	(674,950)	(44,929,840)	—	(3,911,990)	(9,690,275)
—	—	—	—	—	—
—	—	—	(67,576,480)	—	(332,725)
(440,860)	(674,950)	(44,929,840)	(67,576,480)	(3,911,990)	(10,023,000)

—	—	955,914,320	786,351,450	4,363,408	13,901,038
(2,476,311)	(19,865,721)	(64,414,530)	(289,110,180)	(5,541,685)	(16,481,831)
(2,476,311)	(19,865,721)	891,499,790	497,241,270	(1,178,277)	(2,580,793)
(1,962,440)	(20,495,285)	879,639,190	396,117,708	7,829,810	(21,810,329)
79,273,436	99,768,721	1,489,641,509	1,093,523,801	96,149,790	117,960,119
$77,310,996	$79,273,436	$2,369,280,699	$1,489,641,509	$103,979,600	$96,149,790
$99,388	$73,579	$(55,924,124)	$(63,779,550)	$672,418	$374,827

—	—	50,800,000	42,000,000	200,000	650,000
(100,000)	(800,000)	(3,400,000)	(16,600,000)	(250,000)	(850,000)
(100,000)	(800,000)	47,400,000	25,400,000	(50,000)	(200,000)

See Notes to Financial Statements

85

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Preferred Securities ex Financials ETF		Treasury-Hedged High Yield Bond ETF
	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016	For the Six Months Ended October 31, 2016	For the Year Ended April 30, 2016
	(unaudited)		(unaudited)
Operations:
Net investment income	$12,078,202	$16,130,868	$111,799	$232,671
Net realized loss	(2,933,305)	(14,575,958)	(149,397)	(222,730)
Net change in unrealized appreciation (depreciation)	(2,864,055)	7,619,192	297,025	(184,273)
Net increase (decrease) in net assets resulting from operations	6,280,842	9,174,102	259,427	(174,332)
Dividends to shareholders:
Dividends from net investment income	(11,022,990)	(15,012,980)	(113,720)	(238,620)
Share transactions:**
Proceeds from sale of shares	165,255,895	69,646,263	—	—
Cost of shares redeemed	—	(41,022,732)	—	(2,411,788)
Increase (decrease) in net assets resulting from share transactions	165,255,895	28,623,531	—	(2,411,788)
Total increase (decrease) in net assets	160,513,747	22,784,653	145,707	(2,824,740)
Net Assets, beginning of period	310,138,335	287,353,682	4,489,062	7,313,802
Net Assets, end of period†	$470,652,082	$310,138,335	$4,634,769	$4,489,062
† Including undistributed net investment income	$1,370,490	$315,278	$48,425	$50,346
** Shares of Common Stock Issued (no par value)
Shares sold	8,000,000	3,500,000	—	—
Shares redeemed	—	(2,100,000)	—	(100,000)
Net increase (decrease)	8,000,000	1,400,000	—	(100,000)

See Notes to Financial Statements

86

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
						For the Period
	For the Six					February 11,
	Months Ended					2013 (a) through
	October 31,		For the Year Ended April 30,			April 30,
	2016		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$16.43		$18.56	$19.84	$20.72	$19.98
Income from investment operations:
Net investment income	0.76		1.59	1.51	1.37	0.21
Net realized and unrealized gain (loss) on investments	0.73		(2.20)	(1.27)	(0.97)	0.74
Total from investment operations	1.49		(0.61)	0.24	0.40	0.95
Less:
Dividends from net investment income		(0.76)	(1.52)	(1.52)	(1.28)		(0.21)
Net asset value, end of period	$17.16		$16.43	$18.56	$19.84	$20.72
Total return (b)	9.19	%(c)	(2.98)%	1.28%	1.94%	4.79	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$107,273		$85,454	$74,259	$33,728	$11,398
Ratio of gross expenses to average net assets	0.50	%(d)	0.58%	0.58%	0.81%	4.82	%(d)
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	9.17	%(d)	9.87%	8.59%	7.38%	6.67	%(d)
Portfolio turnover rate (e)	7	%(c)	23%	20%	14%	0	%(c)

	ChinaAMC China Bond ETF
				For the Period
	For the Six		For the Year	November 10,
	Months Ended		Ended	2014 (a) through
	October 31,		April 30,	April 30,
	2016		2016	2015
	(unaudited)
Net asset value, beginning of period	$24.28		$24.94	$25.00
Income from investment operations:
Net investment income	0.36	(f)	0.70	0.29
Net realized and unrealized loss on investments		(0.78)	(0.65)		(0.12)
Total from investment operations		(0.42)	0.05	0.17
Less:
Dividends from net investment income		(0.35)	(0.37)		(0.15)
Return of capital	—		(0.34)		(0.08)
Total dividends		(0.35)	(0.71)		(0.23)
Net asset value, end of period	$23.51		$24.28	$24.94
Total return (b)	(1.74	)%(c)	0.20%	0.71	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,053		$12,140	$19,955
Ratio of gross expenses to average net assets	1.39	%(d)	1.12%	1.22	%(d)
Ratio of net expenses to average net assets	0.51	%(d)	0.50%	0.50	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.50	%(d)	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	2.99	%(d)	2.88%	2.61	%(d)
Portfolio turnover rate (e)	8	%(c)	58%	58	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Calculated based upon average shares outstanding

See Notes to Financial Statements

87

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	EM Investment Grade +
	BB Rated USD Sovereign Bond ETF
	For the Period
	July 13,
	2016 (a) through
	October 31,
	2016
	(unaudited)
Net asset value, beginning of period	$24.99
Income from investment operations:
Net investment income	0.18
Net realized and unrealized loss on investments	(0.47)
Total from investment operations	(0.29)
Less:
Dividends from net investment income	(0.12)
Net asset value, end of period	$24.58
Total return (b)	(1.19	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$14,749
Ratio of gross expenses to average net assets	1.06	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	2.46	%(d)
Portfolio turnover rate (e)	15	%(c)

	Emerging Markets Aggregate Bond ETF
							For the Period
	For the Six						May 11,
	Months Ended						2011 (a) through
	October 31,		For the Year Ended April 30,				April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$21.68		$22.41	$23.95	$26.43	$25.28	$25.00
Income from investment operations:
Net investment income	0.49		0.95	1.04	1.19	1.16	1.30
Net realized and unrealized gain (loss) on investments	(0.01)		(0.70)	(1.63)	(2.49)	1.10	0.18
Total from investment operations	0.48		0.25	(0.59)	(1.30)	2.26	1.48
Less:
Dividends from net investment income	(0.46)		(0.37)	(0.72)	(0.61)	(1.10)	(1.19)
Distributions from net realized capital gains	—		—	—	—	(0.01)	(0.01)
Return of capital	—		(0.61)	(0.23)	(0.57)	—	—
Total dividends and distributions	(0.46)		(0.98)	(0.95)	(1.18)	(1.11)	(1.20)
Net asset value, end of period	$21.70		$21.68	$22.41	$23.95	$26.43	$25.28
Total return (b)	2.26	%(c)	1.33%	(2.52)%	(4.78)%	9.25%	6.05	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$15,189		$15,179	$17,928	$21,556	$47,571	$7,583
Ratio of gross expenses to average net assets	1.04	%(d)	1.21%	1.01%	1.34%	1.26%	1.92	%(d)
Ratio of net expenses to average net assets	0.49	%(d)	0.49%	0.49%	0.50%	0.49%	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	4.51	%(d)	4.61%	4.41%	4.57%	4.92%	5.44	%(d)
Portfolio turnover rate (e)	5	%(c)	13%	24%	58%	11%	11	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

88

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Emerging Markets High Yield Bond ETF
						For the Period
	For the Six					May 8,
	Months Ended					2012 (a) through
	October 31,		For the Year Ended April 30,			April 30,
	2016		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$23.37		$24.51	$25.68	$26.86	$25.03
Income from investment operations:
Net investment income	0.74	(f)	1.64	1.64	1.51	1.54
Net realized and unrealized gain (loss) on investments	1.08		(1.13)	(1.18)	(1.21)	1.75
Total from investment operations	1.82		0.51	0.46	0.30	3.29
Less:
Dividends from net investment income	(0.74)		(1.65)	(1.63)	(1.48)	(1.45)
Distributions from net realized capital gains	—		—	—	—	(0.01)
Total dividends and distributions	(0.74)		(1.65)	(1.63)	(1.48)	(1.46)
Net asset value, end of period	$24.45		$23.37	$24.51	$25.68	$26.86
Total return (b)	7.92	%(c)	2.38%	1.94%	1.34%	13.47	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$347,172		$247,709	$387,262	$339,021	$247,080
Ratio of gross expenses to average net assets	0.47	%(d)	0.50%	0.47%	0.53%	0.69	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	6.11	%(d)	6.93%	6.64%	6.05%	6.09	%(d)
Portfolio turnover rate (e)	25	%(c)	42%	35%	16%	20	%(c)

	Fallen Angel High Yield Bond ETF
							For the Period
	For the Six						April 10,
	Months Ended						2011(a) through
	October 31,		For the Year Ended April 30,				April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$27.14		$27.66	$27.82	$27.54	$25.20	$25.00
Income from investment operations:
Net investment income	0.87	(f)	1.39	1.43	1.54	1.62	0.07
Net realized and unrealized gain (loss) on investments	1.84		(0.51)	0.17	0.37	2.39	0.13
Total from investment operations	2.71		0.88	1.60	1.91	4.01	0.20
Less:
Dividends from net investment income	(0.83)		(1.34)	(1.48)	(1.55)	(1.55)	—
Distributions from net realized capital gains	—		(0.06)	(0.28)	(0.08)	(0.12)	—
Total dividends and distributions	(0.83)		(1.40)	(1.76)	(1.63)	(1.67)	—
Net asset value, end of period	$29.02		$27.14	$27.66	$27.82	$27.54	$25.20
Total return (b)	10.15	%(c)	3.59%	5.98%	7.31%	16.40%	0.80	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$377,263		$145,182	$26,279	$16,695	$11,017	$10,080
Ratio of gross expenses to average net assets	0.45	%(d)	0.65%	0.90%	1.47%	1.48%	6.27	%(d)
Ratio of net expenses to average net assets	0.36	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.36	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	6.12	%(d)	6.27%	5.27%	5.72%	6.16%	4.90	%(d)
Portfolio turnover rate (e)	19	%(c)	39%	50%	35%	34%	0	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Calculated based upon average shares outstanding

See Notes to Financial Statements

89

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	International High Yield Bond ETF
							For the Period
	For the Six						April 2
	Months Ended						2012 (a) through
	October 31,		For the Year Ended April 30,				April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.20		$25.00	$27.73	$27.37	$24.93	$24.96
Income from investment operations:
Net investment income	0.63		1.30	1.32	1.66	1.43	0.10
Net realized and unrealized gain (loss) on investments	0.18		(0.80)	(2.67)	0.44	2.43		(0.13)
Total from investment operations	0.81		0.50	(1.35)	2.10	3.86		(0.03)
Less:
Dividends from net investment income		(0.61)	(1.00)	(1.09)	(1.69)	(1.42)	—
Distributions from net realized capital gains	—		—	—	(0.05)	—	—
Return of capital	—		(0.30)	(0.29)	—	—	—
Total dividends and distributions		(0.61)	(1.30)	(1.38)	(1.74)	(1.42)	—
Net asset value, end of period	$24.40		$24.20	$25.00	$27.73	$27.37	$24.93
Total return (b)	3.38	%(c)	2.29%	(4.94)%	8.06%	16.01%	(0.12	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$136,620		$130,686	$155,003	$160,853	$273,736	$19,943
Ratio of gross expenses to average net assets	0.55	%(d)	0.61%	0.54%	0.58%	0.52%	2.85	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.17	%(d)	5.48%	5.13%	5.59%	5.81%	5.65	%(d)
Portfolio turnover rate (e)	13	%(c)	20%	37%	27%	11%	0	%(c)
	Investment Grade Floating Rate ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$24.77		$24.94	$25.02	$24.95	$24.27	$24.82
Income from investment operations:
Net investment income	0.15		0.20	0.16	0.15	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.16		(0.18)	(0.07)	0.07	0.69	(0.58)
Total from investment operations	0.31		0.02	0.09	0.22	0.92	(0.35)
Less:
Dividends from net investment income		(0.14)	(0.19)	(0.16)	(0.15)	(0.24)	(0.20)
Distributions from net realized capital gains	—		—	(0.01)	—	—	—
Total dividends and distributions		(0.14)	(0.19)	(0.17)	(0.15)	(0.24)	(0.20)
Net asset value, end of period	$24.94		$24.77	$24.94	$25.02	$24.95	$24.27
Total return (b)	1.26	%(c)	0.10%	0.35%	0.88%	3.82%	(1.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$77,311		$79,273	$99,769	$97,584	$17,462	$7,282
Ratio of gross expenses to average net assets	0.46	%(d)	0.48%	0.48%	0.54%	1.48%	1.92%
Ratio of net expenses to average net assets	0.14	%(d)	0.14%	0.17%	0.19%	0.19%	0.19%
Ratio of net expenses, excluding interest expense, to average net assets	0.14	%(d)	0.14%	0.17%	0.19%	0.19%	0.19%
Ratio of net investment income to average net assets	1.20	%(d)	0.81%	0.63%	0.62%	0.91%	0.95%
Portfolio turnover rate (e)	39	%(c)	36%	33%	13%	5%	14%

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

90

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	J.P. Morgan EM Local Currency Bond ETF
	For the Six
	Months Ended
	October 31,		For the Year Ended April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$18.95		$20.55	$23.69	$27.56	$26.28	$27.74
Income from investment operations:
Net investment income	0.52	(a)	1.04 (a)	1.23	1.38	1.36	1.41
Net realized and unrealized gain (loss) on investments		(0.20)	(1.62)	(3.26)	(3.98)	1.13	(1.54)
Total from investment operations	0.32		(0.58)	(2.03)	(2.60)	2.49	(0.13)
Less:
Dividends from net investment income		(0.47)	—	(0.62)	(0.87)	(1.14)	(1.33)
Return of capital	—		(1.02)	(0.49)	(0.40)	(0.07)	—
Total dividends		(0.47)	(1.02)	(1.11)	(1.27)	(1.21)	(1.33)
Net asset value, end of period	$18.80		$18.95	$20.55	$23.69	$27.56	$26.28
Total return (b)	1.70	%(c)	(2.47)%	(8.85)%	(9.35)%	9.75%	(0.34)%

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,369,281		$1,489,642	$1,093,524	$810,369	$1,504,998	$741,109
Ratio of gross expenses to average net assets	0.44	%(d)	0.51%	0.49%	0.52%	0.48%	0.47%
Ratio of net expenses to average net assets	0.44	%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net expenses, excluding interest expense, to average net assets	0.44	%(d)	0.47%	0.47%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	5.51	%(d)	5.69%	5.49%	5.47%	5.28%	5.71%
Portfolio turnover rate (e)	18	%(c)	34%	36%	16%	16%	21%
	Mortgage REIT Income ETF
							For the Period
	For the Six						August 16,
	Months Ended						2011(f) through
	October 31,		For the Year Ended April 30,				April 30,
	2016		2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$20.03		$23.59	$24.40	$29.41	$25.35	$24.85
Income from investment operations:
Net investment income	0.88		2.12	2.03	3.06	2.84	2.07
Net realized and unrealized gain (loss) on investments	1.80		(3.71)	(0.55)	(4.85)	4.08	0.36
Total from investment operations	2.68		(1.59)	1.48	(1.79)	6.92	2.43
Less:
Dividends from net investment income		(0.82)	(1.90)	(2.29)	(2.61)	(2.72)		(1.93)
Distributions from net realized capital gains	—		—	—	—	(0.14)	—
Return of capital	—		(0.07)	—	(0.61)	—	—
Total dividends and distributions		(0.82)	(1.97)	(2.29)	(3.22)	(2.86)		(1.93)
Net asset value, end of period	$21.89		$20.03	$23.59	$24.40	$29.41	$25.35
Total return (b)	13.60	%(c)	(6.66)%	6.23%	(4.87)%	28.75%	10.87	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$103,980		$96,150	$117,960	$106,140	$130,884	$34,228
Ratio of gross expenses to average net assets	0.51	%(d)	0.57%	0.51%	0.60%	0.58%	1.19	%(d)
Ratio of net expenses to average net assets	0.41	%(d)	0.41%	0.41%	0.41%	0.41%	0.41	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	8.02	%(d)	10.27%	8.65%	12.22%	11.60%	14.50	%(d)
Portfolio turnover rate (e)	9	%(c)	16%	29%	26%	6%	8	%(c)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Commencement of operations

See Notes to Financial Statements

91

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Preferred Securities ex Financials ETF
						For the Period
	For the Six					July 16,
	Months Ended					2012 (a) through
	October 31,		For the Year Ended April 30,			April 30,
	2016		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$20.34		$20.75	$20.70	$20.69	$20.06
Income from investment operations:
Net investment income	0.60		1.20	1.22	1.25	0.89
Net realized and unrealized gain (loss) on investments		(0.13)	(0.48)	— (f)	— (f)	0.57
Total from investment operations	0.47		0.72	1.22	1.25	1.46
Less:
Dividends from net investment income		(0.57)	(1.13)	(1.17)	(1.24)		(0.83)
Net asset value, end of period	$20.24		$20.34	$20.75	$20.70	$20.69
Total return (b)	2.27	%(c)	3.77%	6.08%	6.59%	7.38	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$470,652		$310,138	$287,354	$162,519	$163,471
Ratio of gross expenses to average net assets	0.44	%(d)	0.49%	0.47%	0.53%	0.51	%(d)
Ratio of net expenses to average net assets	0.40	%(d)	0.41%	0.40%	0.40%	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)	0.40%	0.40%	0.40%	0.40	%(d)
Ratio of net investment income to average net assets	5.86	%(d)	6.05%	6.04%	6.40%	6.25	%(d)
Portfolio turnover rate (e)	24	%(c)	27%	16%	19%	21	%(c)
	Treasury-Hedged High Yield Bond ETF
						For the Period
	For the Six					March 21
	Months Ended					2013 (a) through
	October 31,		For the Year Ended April 30,			April 30,
	2016		2016	2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$22.45		$24.38	$25.63	$25.34	$25.00
Income from investment operations:
Net investment income	0.56		1.08 (g)	1.09	0.89	0.06
Net realized and unrealized gain (loss) on investments	0.73		(1.90)	(1.23)	0.48	0.28
Total from investment operations	1.29		(0.82)	(0.14)	1.37	0.34
Less:
Dividends from net investment income		(0.57)	(1.11)	(1.11)	(0.85)	—
Distributions from net realized capital gains	—		—	—	(0.23)	—
Total dividends and distributions		(0.57)	(1.11)	(1.11)	(1.08)	—
Net asset value, end of period	$23.17		$22.45	$24.38	$25.63	$25.34
Total return (b)	5.82	%(c)	(3.33)%	(0.56)%	5.55%	1.36	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,635		$4,489	$7,314	$10,251	$10,136
Ratio of gross expenses to average net assets	2.63	%(d)	3.21%	1.44%	2.50%	4.53	%(d)
Ratio of net expenses to average net assets	0.50	%(d)	0.50%	0.50%	1.22%	1.54	%(d)
Ratio of net expenses, excluding interest expense and interest
on securities sold short to average net assets	0.50	%(d)	0.50%	0.50%	0.50%	0.50	%(d)
Ratio of net investment income to average net assets	4.87	%(d)	4.75%	4.40%	3.52%	2.26	%(d)
Portfolio turnover rate (e)	6	%(c)	25%	35%	41%	124	%(c)

(a)	Commencement of operations
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Not Annualized
(d)	Annualized
(e)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(f)	Amount represents less than $0.005 per share (g) Calculated based upon average shares outstanding

See Notes to Financial Statements

92

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

October 31, 2016 (unaudited)

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2016, offers sixty investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), EM Investment Grade + BB Rated USD Sovereign Bond ETF (“EM Investment Grade + BB Rated USD Sovereign Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”), Mortgage REIT Income ETF (“Mortgage REIT”), Preferred Securities ex Financials ETF (“Preferred Securities”) and Treasury-Hedged High Yield Bond ETF (“Treasury-Hedged”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

The Funds’ commencement of operations dates and their respective indices are presented below:

Fund	Commencement of Operations	Index
BDC Income	February 11, 2013	MVISTM US Business Development Companies Index*
ChinaAMC China Bond	November 10, 2014	ChinaBond China High Quality Bond Index
EM Investment Grade + BB Rated USD Sovereign Bond	July 13, 2016	J.P. Morgan Custom EM Investment Grade Plus BB-Rated Sovereign USD Bond Index
Emerging Markets Aggregate	May 11, 2011	MVISTM EM Aggregate Bond Index*
Emerging Markets High Yield	May 8, 2012	The BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index
Fallen Angel	April 10, 2012	The BofA Merrill Lynch US Fallen Angel High Yield Index
International High Yield	April 2, 2012	The BofA Merrill Lynch Global Ex-US Issuers High Yield Constrained Index
Investment Grade	April 25, 2011	MVISTM US Investment Grade Floating Rate Index*
J.P. Morgan EM	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
Mortgage REIT	August 16, 2011	MVISTM Global Mortgage REITs Index*
Preferred Securities	July 16, 2012	Wells Fargo® Hybrid & Preferred Securities ex Financials Index
Treasury-Hedged	March 21, 2013	MVISTM US Treasury-Hedged High Yield Bond Index*

*	Published by MV Index Solutions GmbH, an indirect, wholly-owned subsidiary of the Adviser.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

93

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.
94

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations. The total net realized gains and losses from fluctuations on foreign exchange rates on investments and other foreign currency denominated assets and liabilities are disclosed in Note 5 — Income Taxes.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities fall below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of October 31, 2016 are reflected in the Schedules of Investments.

G.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at October 31, 2016, if any, are reflected in the Schedules of Investments.

H.	Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect
95

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instruments.

Futures Contracts—The Funds may purchase or sell futures contracts to gain exposure or to hedge against interest rate movement. Using futures contracts involves various market risks, including interest rate and equity risk as well as the risks that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures. Treasury-Hedged held futures contracts for six months during the period ended October 31, 2016, with an average notional value of $4,369,688. Futures contracts held by Treasury-Hedged at October 31, 2016 are reflected in the Schedules of Investments.

At October 31, 2016, Treasury-Hedged held the following derivative instruments:

Asset Derivatives Interest Rate Risk
Futures contracts[1]	$7,594

1 Statements of Assets and Liabilities location: Variation margin on futures contracts

For Treasury-Hedged, the impact of transactions in derivative instruments during the period ended October 31, 2016, was as follows:

Interest Rate Risk
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	$9,563
Realized gain (loss)
Futures contracts[3]	(21,656)

2 Statements of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

3 Statements of Operations location: Net realized gain (loss) on futures contracts

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at October 31, 2016 is presented in the Schedules of Investments. Refer to related disclosure in Note 2F (Repurchase Agreements) and Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.
96

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, at least until September 1, 2017, to voluntarily waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

The current expense limitations, management fee rates and the amounts waived/assumed by the Adviser for the period ended October 31, 2016 are as follows:

Fund	Expense Limitation		Management Fee Rate	Waiver of Management Fees	Expenses Assumed by the Adviser
BDC Income	0.40%		0.40%	$46,425	$—
ChinaAMC China Bond	0.50		0.40	19,220	23,013
EM Investment Grade + BB Rated USD Sovereign Bond	0.40		0.35	15,341	13,861
Emerging Markets Aggregate	0.49		0.35	26,742	15,597
Emerging Markets High Yield	0.40		0.40	107,344	—
Fallen Angel	0.35	*	0.40	122,177	—
International High Yield	0.40		0.40	97,275	—
Investment Grade	0.14		0.35	125,997	—
J.P. Morgan EM	0.47		0.35	—	—
Mortgage REIT	0.40		0.40	52,231	—
Preferred Securities	0.40		0.40	79,814	—
Treasury-Hedged	0.50		0.45	10,318	38,448

*	Effective June 20, 2016, the expense limitation for Fallen Angel was reduced from 0.40% to 0.35%.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2016, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$7,091,726	$6,598,024
ChinaAMC China Bond	690,348	4,420,592
EM Investment Grade + BB Rated USD Sovereign Bond	12,089,042	2,137,324
Emerging Markets Aggregate	699,155	873,114
Emerging Markets High Yield	87,963,434	71,081,328
Fallen Angel	196,867,301	49,038,361
International High Yield	17,256,786	17,019,792
Investment Grade	30,362,182	30,508,379
J.P. Morgan EM	767,920,707	328,029,349
Mortgage REIT	10,837,784	9,466,326
Preferred Securities	100,087,456	97,825,538
Treasury-Hedged	289,484	278,685
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VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 5—Income Taxes—As of October 31, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$143,820,770	$2,580,322	$(7,922,287)	$(5,341,965)
ChinaAMC China Bond	7,091,548	9,324	(321,912)	(312,588)
EM Investment Grade + BB Rated USD Sovereign Bond	15,376,973	41,288	(238,472)	(197,184)
Emerging Markets Aggregate	16,095,585	482,747	(1,543,333)	(1,060,586)
Emerging Markets High Yield	382,176,282	10,576,239	(10,437,767)	138,472
Fallen Angel	398,123,253	23,183,992	(1,232,906)	21,951,086
International High Yield	150,104,103	4,578,712	(11,568,733)	(6,990,021)
Investment Grade	78,923,277	156,726	(92,197)	64,529
J.P. Morgan EM	2,383,798,582	40,548,666	(174,652,861)	(134,104,195)
Mortgage REIT	123,108,115	1,179,193	(12,172,100)	(10,992,907)
Preferred Securities	482,989,702	13,433,984	(11,079,428)	2,354,556
Treasury-Hedged	4,865,656	130,477	(120,654)	9,823

The tax character of dividends paid to shareholders during the year ended April 30, 2016 was as follows:

	2016 Dividends
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
BDC Income	$7,382,900	$—	$—
ChinaAMC China Bond	376,862	—	264,458
Emerging Markets Aggregate	282,259	—	450,211
Emerging Markets High Yield	23,208,340	—	—
Fallen Angel	3,091,560	134,200	—
International High Yield	6,023,046	—	1,636,654
Investment Grade	674,950	—	—
J.P. Morgan EM	—	—	67,576,480
Mortgage REIT	9,690,275	—	332,725
Preferred Securities	15,012,980	—	—
Treasury-Hedged	238,620	—	—

The tax character of current year distributions will be determined at the end of the current fiscal year.

Qualified late-year losses incurred after October 31, 2015 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year. For the year ended April 30, 2016, the Funds intend to defer to May 1, 2016 for federal tax purposes qualified late-year losses as follows:

Fund	Late-Year Ordinary Losses
ChinaAMC China Bond	$450,174
Emerging Markets Aggregate	69,896
J.P. Morgan EM	45,604,129

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At April 30, 2016, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	No Expiration Short-Term Capital Losses	No Expiration Long-Term Capital Losses
BDC Income	$1,802,905	$2,991,979
ChinaAMC China Bond	20,697	—
Emerging Markets Aggregate	1,568,899	186,408
Emerging Markets High Yield	7,023,694	18,664,613
International High Yield	609,969	2,481,919
Investment Grade	128,706	47,143
J.P. Morgan EM	8,877,633	13,929,125
Mortgage REIT	1,793,612	20,437,328
Preferred Securities	6,881,312	11,751,772
Treasury-Hedged	149,259	213,931

During the year ended April 30, 2016, ChinaAMC China Bond utilized $3,938 of accumulated capital loss carryforwards.

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences, which may affect the tax character of distributions and undistributed net investment income at the end of the Funds’ fiscal year and may result in a tax return of capital. For the period May 1, 2016 to October 31, 2016, the net realized losses from foreign currency translations were as follows:

ChinaAMC China Bond	$(157,826)
Emerging Markets Aggregate	(102,753)
Emerging Markets High Yield	(135)
International High Yield	(926,498)
J.P. Morgan EM	(22,153,697)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. The Funds are subject to foreign taxes on the appreciation in value of certain investments, and provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2016, the Funds did not incur any interest or penalties.

There are still some uncertainties in the Chinese tax rules governing taxation of income and gains from investments in the PRC due to the lack of formal guidance from the PRC’s tax authorities that could result in unexpected tax liabilities for the ChinaAMC China Bond. China generally imposes withholding income tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on dividends and interest derived by nonresidents, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”), from issuers resident in China. Under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. ChinaAMC China Bond currently considers capital gains derived from Chinese bonds to be non PRC-sourced and not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and their shareholders.

If the PRC tax authorities were to issue differing formal guidance or tax rules regarding the taxation of capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and/or begin collecting WHT on gains from such investments, ChinaAMC China Bond could be subject to WHT liability. The impact of any such tax liability on the Fund’s return could

99

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

be substantial. The Fund may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to the Fund’s investments.

Note 6—Capital Share Transactions—As of October 31, 2016, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
EM Investment Grade + BB Rated USD Sovereign Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
International High Yield	200,000
Investment Grade	100,000
J.P. Morgan EM	200,000
Mortgage REIT	50,000
Preferred Securities	50,000
Treasury-Hedged	100,000

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2016, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$19,864,646	$1,718,545
ChinaAMC China Bond	—	—
EM Investment Grade + BB Rated USD Sovereign Bond	4,841,419	—
Emerging Markets Aggregate	—	—
Emerging Markets High Yield	72,915,672	4,673,615
Fallen Angel	70,932,174	8,432,051
International High Yield	4,547,151	—
Investment Grade	—	2,379,101
J.P. Morgan EM	441,849,471	39,122,535
Mortgage REIT	4,362,871	5,534,649
Preferred Securities	164,982,514	—
Treasury-Hedged	20,543	20,543

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Concentration and Other Risks—Each Fund (except BDC Income, Emerging Markets High Yield, Fallen Angel, International High Yield, and Treasury-Hedged) is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Investments in the Funds involve risks similar to those of investing in any bond fund, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds

100

at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, EM Investment Grade + BB Rated USD Sovereign Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk.

Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Treasury-Hedged invests directly in futures contracts and may invest in securities sold short which are designed to hedge against the price sensitivity of below investment grade corporate bonds. A risk of hedging is the imperfect correlation between price movement of the securities sold short and the price movement of the Fund’s investments.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Certain Funds may invest directly in the Russian local market. As a result of events involving Ukraine and the Russian Federation, the United States and the European Union (“EU”) have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact any of the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held, if any, by the Funds.

The United Kingdom recently decided to leave the EU, creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

At October 31, 2016, the Adviser owned approximately 65% and 57% of EM Investment Grade + BB Rated USD Sovereign Bond and Emerging Markets Aggregate, respectively.

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NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral interest earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at October 31, 2016 are presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents the amount of repurchase agreements held as collateral by type of security on loan pledged as of October 31, 2016:

Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations	Gross amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
BDC Income	$—	$30,985,439	$—	$30,985,439
EM Investment Grade + BB Rated USD Sovereign Bond	630,888	—	—	630,888
Emerging Markets Aggregate	212,702	—	—	212,702
Emerging Markets High Yield	39,092,767	—	—	39,092,767
Fallen Angel	48,244,916	—	—	48,244,916
International High Yield	9,058,747	—	—	9,058,747
Investment Grade	1,789,763	—	—	1,789,763
J.P. Morgan EM	—	—	1,896,865	1,896,865
Mortgage REIT	—	7,466,341	—	7,466,341
Preferred Securities	—	14,123,932	—	14,123,932
Treasury-Hedged	6,574	314,922	—	321,496

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Bank Line of Credit—The Funds, with the exception of EM Investment Grade + BB Rated USD Sovereign Bond, may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing

102

market rates in effect at the time of borrowings. During the period ended October 31, 2016, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate	Outstanding Loan Balance as of October 31, 2016
BDC Income	166	$505,265	1.79%	$241,964
ChinaAMC China Bond	3	1,300,000	1.80	—
Fallen Angel	1	1,056,106	1.77	—
Investment Grade	3	215,308	1.80	—
J.P. Morgan EM	39	3,364,706	1.80	296,303
Mortgage REIT	143	696,743	1.79	135,553
Preferred Securities	127	1,743,118	1.79	—

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2016, there were no offsets to custodian fees.

Note 12—Recent Accounting Pronouncements—On August 27, 2014, the Financial Accounting Standards Board issued Accounting Standards Update No. 2014-15 (“ASU 2014-15”), Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which requires management to assess the Funds’ ability to continue as a going concern and to provide related disclosures in certain circumstances. Under the new standard, disclosures are required when conditions give rise to substantial doubt about a company’s ability to continue as a going concern within one year from the financial statement issuance date. The new standard is effective for the annual period ending after December 15, 2016, and all annual and interim periods thereafter. Management is currently evaluating the impact that ASU 2014-15 will have on financial statement disclosure.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2016:

Fund	Ex-Date	Record Date	Payable Date	Per Share
ChinaAMC China Bond	11/1/16	11/3/16	11/7/16	$0.0550
EM Investment Grade + BB Rated USD Sovereign Bond	11/1/16	11/3/16	11/7/16	0.0597
Emerging Markets Aggregate	11/1/16	11/3/16	11/7/16	0.0810
Emerging Markets High Yield	11/1/16	11/3/16	11/7/16	0.1260
Fallen Angel	11/1/16	11/3/16	11/7/16	0.1350
International High Yield	11/1/16	11/3/16	11/7/16	0.0973
Investment Grade	11/1/16	11/3/16	11/7/16	0.0270
J.P. Morgan EM	11/1/16	11/3/16	11/7/16	0.0822
Preferred Securities	11/1/16	11/3/16	11/7/16	0.0685
Treasury-Hedged	11/1/16	11/3/16	11/7/16	0.0930
ChinaAMC China Bond	12/1/16	12/5/16	12/7/16	0.0510
EM Investment Grade + BB Rated USD Sovereign Bond	12/1/16	12/5/16	12/7/16	0.0580
Emerging Markets Aggregate	12/1/16	12/5/16	12/7/16	0.0800
Emerging Markets High Yield	12/1/16	12/5/16	12/7/16	0.1234
Fallen Angel	12/1/16	12/5/16	12/7/16	0.1317
International High Yield	12/1/16	12/5/16	12/7/16	0.0940
Investment Grade	12/1/16	12/5/16	12/7/16	0.0268
J.P. Morgan EM	12/1/16	12/5/16	12/7/16	0.0762
Preferred Securities	12/1/16	12/5/16	12/7/16	0.0904
Treasury-Hedged	12/1/16	12/5/16	12/7/16	0.0911
103

VANECK VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

October 31, 2016 (unaudited)

At a meeting held on June 10, 2016 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck VectorsTM ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of (i) the investment management agreements between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreements”) with respect to the VanEck Vectors Asia ex-Japan Aggregate Bond ETF, BDC Income ETF, Business Development Company/Specialty Finance ETF, ChinaAMC China Bond ETF (the “China Fund”), Defaulted & Distressed Bond ETF, EM Investment Grade + BB Rated USD Sovereign Bond ETF, Emerging Markets Aggregate Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets High Yield Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fallen Angel High Yield Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International High Yield Bond ETF, International US$ High Yield Bond ETF, Investment Grade Floating Rate ETF, Japanese Bond ETF, J.P. Morgan EM Local Currency Bond ETF, Mortgage REIT Income ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF, Preferred Securities ex Financials ETF, Treasury-Hedged High Yield Bond ETF and USD Emerging Markets Aggregate Bond ETF (each, a “Fund” and together, the “Funds”) and (ii) a sub-advisory agreement between the Adviser and China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) (the “Sub-Advisory Agreement”) with respect to the China Fund. The Investment Management Agreements and the Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The Board’s approval of the Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 10, 2016. At that meeting, the Trustees discussed the information the Adviser, the Sub-Adviser (with respect to the China Fund) and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and the Funds’ peer funds (other index-based exchange-traded funds (“ETFs”)), information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. In reviewing performance information for the Funds against their peer groups, the Trustees considered that each Fund except for the VanEck Vectors Mortgage REIT Income ETF generally invests in a different group of issuers than the funds in its designated peer group. In addition, as noted below, the Trustees reviewed certain performance information for each Fund that was not provided by Broadridge. For these and other reasons, the Trustees noted that the peer group performance information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Agreements was based, in part, on their review of information obtained through discussions with the Adviser at the Renewal Meeting and with the Adviser at the May 10, 2016 meeting regarding the management of the Funds and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser and Sub-Adviser (with respect to the China Fund). The Trustees considered the terms of, and scope of services that the Adviser and Sub-Adviser (with respect to the China Fund) provide under, the Agreements, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of time. With respect to the Sub-Advisory Agreement, the Trustees took into account the unique legal and operational aspects of the China Fund and the Sub-Adviser’s experience with respect to Renminbi Qualified Institutional Investors Scheme funds. The Trustees also noted that the Sub-Adviser is a wholly-owned subsidiary of China Asset Management Co. Ltd., China’s largest asset management company measured by fund assets under management.

The Trustees concluded that the Adviser, the Sub-Adviser (with respect to the China Fund) and their personnel have the requisite expertise and skill to manage the Funds’ portfolios. In evaluating the performance over relevant periods of each of the Funds that had commenced operations prior to the date of the Renewal Meeting (the “Operating Funds”), the Trustees reviewed various performance metrics but relied principally on a comparison of the “gross” performance of each Operating Fund (i.e., measured without regard to the impact of fees and expenses) to the performance of its benchmark index, in each case incorporating any fair value adjustments to the underlying securities. Based on the foregoing, the Trustees concluded that the investment performance of the Operating Funds was satisfactory.

104

The Trustees also considered information relating to the financial condition of the Adviser and the Sub-Adviser (with respect to the China Fund) and the current status, as they understood it, of the Adviser’s and Sub-Adviser’s (with respect to the China Fund) compliance environment.

As noted above, the Trustees were also provided various data from Broadridge comparing the Operating Funds’ expenses and performance to that of other ETFs. The Trustees noted that the information provided showed that each Operating Fund had management fees (after the effect of any applicable fee waiver) below the average and median of its respective peer group of funds. The Trustees also noted that the information provided showed that each Operating Fund had a total expense ratio (after the effect of any applicable expense limitation) below the average and median of its respective peer group of funds, except for each of VanEck Vectors BDC Income ETF, Emerging Markets Aggregate Bond ETF, Mortgage REIT Income ETF, Treasury-Hedged High Yield Bond ETF and the China Fund, which had a total expense ratio (after the effect of any applicable expense limitation) greater than the average and/or median of its peer group of funds. With respect to these Operating Funds, the Trustees reviewed the amount by which these Operating Funds’ total expense ratios (after the effect of any applicable expense limitation) exceeded the average and median of their respective peer groups and information provided by the Adviser providing context for these comparisons. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the performance of the Operating Funds and the quality of services received.

The Trustees also considered the benefits, other than the fees under the Investment Management Agreements, received by the Adviser from serving as adviser to the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees considered the volatility of the asset classes (e.g., emerging markets) in which certain of the Operating Funds invest, potential variability in the net assets of these Funds and the sustainability of any potential economies of scale which may exist given where fees are currently set. The Trustees also evaluated the extent to which management fees for the Operating Funds effectively incorporate the benefits of economies of scale. The Trustees noted that the Adviser has capped expenses on each Operating Fund since its inception. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund and the sub-advisory fee rate for the China Fund are reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and that the advisory fee rate for each Fund currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser with respect to the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds. Due to the relatively small size of the China Fund during the period, the Sub-Adviser did not provide the Trustees with profitability information and, therefore, the Trustees did not consider such information.

The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability to the Adviser of VanEck Vectors Asia ex-Japan Aggregate Bond ETF, Business Development Company/Specialty Finance ETF, Defaulted & Distressed Bond ETF, EM Investment Grade + BB Rated USD Sovereign Bond ETF, Emerging Markets Corporate Bond ETF, Emerging Markets Short-Term Corporate Bond ETF, European High Yield Bond ETF, European Sovereign Bond ETF, Fixed Income I ETF, Fixed Income II ETF, Global Fallen Angel Bond ETF, Global High Yield Bond ETF, Global High Yield US$ Bond ETF, Greater China Corporate Bond ETF, Greater China High Yield Bond ETF, International US$ High Yield Bond ETF, Japanese Bond ETF, MV Emerging Markets Aggregate Bond ETF, Non-Agency RMBS ETF and USD Emerging Markets Aggregate Bond ETF because the Funds had not yet commenced operations at the time of the Renewal Meeting. The Trustees could not consider the historical performance or the quality of services previously provided to each of these Funds although they concluded that the nature, quality and extent of the services to be provided by the Adviser (and the Sub-Adviser, with respect to those Funds in respect of which the Sub-Adviser had been retained) were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Renewal Meeting and at their May 10, 2016 meeting as part of their consideration of the Agreements.

105

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

(unaudited) (continued)

In voting to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Agreement is in the best interest of each Fund and such Fund’s shareholders.

106

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules
     13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                         ---------------------------------------------------------
Date January 6, 2017
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, Chief Executive Officer
                        --------------------------------------------
Date January 6, 2017
     ---------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer & Chief Financial Officer
                        -----------------------------------------------------------

Date January 6, 2017
     ---------------